UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders
Report to Policyholders
Growth Equity Fund
Growth & Income Fund
International Equity Fund
Stock Index Fund
Social Choice Equity Fund
Large-Cap Value Fund
Small-Cap Equity Fund
Real Estate Securities Fund
Bond Fund
Money Market Fund
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 9. Controls and Procedures
Item 10. Exhibits
SIGNATURES
EXHIBIT LIST
EX-99.CODE ETH: CODE OF ETHICS
EX-99.CERT: SECTION 302 CERTIFICATION
EX-99.906CERT: SECTION 906 CERTIFICATION

Item 1. Reports to Stockholders.

2003 annual report

TIAA-CREF Life Funds

Audited financial statements, including statements of investments December 31, 2003

The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide their contract owners with an annual report on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. A semiannual report is also provided each year towards the end of August. The returns of the TIAA-CREF Life Funds shown here do not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. Because of these additional deductions, the returns on the investment accounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

Performance Overview as of 12/31/2003

		Average Annual Compound Rates
		of Total Return
	Inception		Since
	Date	1 year	Inception
Equities
Growth Equity Fund	4/3/2000	28.30%	-16.69%
Growth & Income Fund	4/3/2000	26.39	-7.62
International Equity Fund	4/3/2000	41.06	-9.17
Stock Index Fund	1/4/1999	30.85	0.45
Social Choice Equity Fund	4/3/2000	30.03	-5.18
Large-Cap Value Fund	10/28/2002	33.23	29.19
Small-Cap Equity Fund	10/28/2002	48.95	44.04
Real Estate Securities Fund	10/28/2002	39.96	38.37

Fixed Income		Total Return Since Inception
Bond Fund	7/8/2003	0.67%
Money Market Fund*	7/8/2003	0.49

Net Annualized Yield
(30-Day Period Ended 12/31/2003)

Current
Bond	2.67%

Net Annualized Yield
(7-Day Period Ended 12/29/2003)

	Current	Effective
Money Market*	1.05%	1.05%

* As with all the TIAA-CREF Life Funds, the funds you invest in the Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

Due to market volatility, recent performance of the TIAA-CREF Life Funds may differ from the figures shown in the table above. For more current performance, visit www.tiaa-cref.org/ lifefunds. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Life Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not investment funds, and you cannot invest directly in them.

With This Report, a New Look

The format of this year’s TIAA-CREF Life Funds Annual Report is new. While the page size is smaller, the report offers more information about the funds in which you’ve invested.

     We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund’s benchmark. These features respond to requests from policyholders and are part of our ongoing commitment to communicate clearly about investment performance.

     For your reference, the chart on the facing page shows the performance of all ten funds. If you need further information, please visit www.tiaa-cref.org/lifefunds.

     At our Web Center, www.tiaa-cref.org, you can sign up for e-delivery of the annual reports. E-delivery allows you to get this information much sooner.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any fund before investing. Please visit the Web Center for a prospectus that contains this and other important information. Read it carefully before investing.

Contents

Report to Policyholders	2
Fund Performance
Growth Equity Fund	4
Growth & Income Fund	7
International Equity Fund	10
Stock Index Fund	13
Social Choice Equity Fund	16
Large-Cap Value Fund	19
Small-Cap Equity Fund	22
Real Estate Securities Fund	25
Bond Fund	28
Money Market Fund	31
Statement of Investments
Growth Equity Fund	34
Growth & Income Fund	38
International Equity Fund	43
Stock Index Fund	49
Social Choice Equity Fund	93
Large-Cap Value Fund	107
Small-Cap Equity Fund	113
Real Estate Securities Fund	139
Bond Fund	141
Money Market Fund	144
Financial Statements
Report of Management Responsibility	146
Report of the Audit Committee	147
Statements of Assets and Liabilities	148
Statements of Operations	152
Statements of Changes in Net Assets	156
Financial Highlights	162
Notes to Financial Statements	168
Report of Independent Auditors	175
2003 TIAA-CREF
Life Funds Special Meeting	177
Management	178

For More Information	Inside Back Cover

Report to Policyholders

This report contains the performance and financial statements for the TIAA-CREF Life Funds for the twelve months ended December 31, 2003. These funds serve as the variable accounts of the Personal Annuity Select, the Lifetime Variable Select Annuities, the Single Premium Immediate Annuities, and the Flexible Premium Variable Universal Life policies.

     World stock markets rebounded strongly in 2003. The Morgan Stanley World IndexSM, which tracks stocks in 23 developed markets, soared to a 33.11% gain—its best performance in 17 years. About one-quarter of that advance resulted from the declining value of the dollar against several major currencies.

     The rally was spurred, in part, by signs of economic recovery in the United States and by surging growth in China, both of which improved expectations for growth worldwide.

     In the United States, the Russell 3000® Index, a measure of the broad domestic market, rose 31.06%—the best performance by the index since 1997. With prospects brightening, U.S. investors showed renewed confidence, and long-term mutual funds registered inflows of capital totaling more than $217 billion. That represented a 79% increase over 2002.

     When stock markets turn sharply upwards, as happened during the second quarter of 2003, TIAA-CREF’s strategy of remaining fully invested at all times enables its portfolios to capture these market gains. Money managers who maintained a cushion of cash holdings found themselves chasing returns as the rally continued and intensified in the fourth quarter.

     The rally in domestic stocks was fueled by improved corporate earnings and higher productivity. The nation’s gross domestic product (GDP) increased at an 8.2% rate in the third quarter. Even at half that rate, GDP growth would be above long-term trends in the United States.

Being fully invested at all times means TIAA-CREF
Life Funds’ portfolios capture the market’s gains.

Small-Cap Stocks Lead the Way

The advance in U.S. stocks was led by smaller issues: the small-cap Russell 2000® Index jumped 47.25%—its largest one-year increase ever. The Russell Midcap® Index advanced 40.06%, and the Russell 1000®, which consists mostly of large-cap stocks, rose 29.89%. While gains varied widely among companies of

2	2003 Annual Report TIAA-CREF Life Funds

different sizes, all 12 Russell industry sectors shared in the rally, with returns ranging from 17.3% for utilities to 50% in the technology sector.

     The seven equity offerings of the TIAA-CREF Life Funds shared in the upward surge of stock prices, with returns that varied from 26.39% for the Growth & Income Fund to 48.95% for the Small-Cap Equity Fund. Helped by the declining dollar, the International Equity Fund returned 41.06%.

Bond Markets Are Buffeted

With the unemployment rate at its highest level since 1994 and a sizable portion of the nation’s productive capacity still idle, the Federal Reserve Board cut short-term rates in June to their lowest levels in 45 years and kept them there through December. Reflecting this action, the 10-year Treasury rate dropped to 3.11% in June but climbed back to 4.25% by year’s end. The increase in longer-term interest rates constrained returns in the fixed-income markets. The Lehman Brothers Aggregate Bond Index, which tracks corporate, government, and asset-backed bonds, returned 4.10% for the year, after posting a return of 10.26% in 2002.

     The Bond Fund, one of our new Life Funds offerings, posted a 0.67% return for the period since its inception in July. Historically, low short-term interest rates have reduced money market yields, but the Money Market Fund, our other new Life Funds offering, was able to add value beyond that of its benchmark by allocating assets successfully and keeping expenses low.

     The launch of the two new funds brings the offerings of the TIAA-CREF Life Funds to ten. Up-to-date returns for all of them can be obtained by visiting www.tiaa-cref.org/lifefunds.

/s/ Scott Evans	/s/ John Somers
Scott Evans	John Somers
Executive Vice President,	Executive Vice President,
Equity Investments	Fixed-Income Investments

TIAA-CREF Life Funds 2003 Annual Report	3

Growth Equity Fund   Large-Cap Growth Stocks

Performance in the Twelve Months Ended December 31, 2003

The Growth Equity Fund posted a return of 28.30% for the year, compared with 29.75% for its benchmark, the Russell 1000® Growth Index, and the 28.55% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth and Value: Neck and Neck

The large-cap growth stocks of the Russell 1000 Growth Index rebounded powerfully in 2003, but their return slightly trailed the 30.03% gain of the predominantly large-cap Russell 1000 Value Index. This marked the fourth year in a row that growth stocks trailed value stocks, as measured by Russell. (In the years 1996–1999, however, growth beat value three out of four times.)

     Both large-cap indexes underper-formed the broad domestic market as represented by the Russell 3000® Index, which advanced 31.06%. The gain of the Russell 3000 was boosted by the extraordinary returns of 48.54% for small-cap growth stocks and 42.71% for mid-cap growth stocks, as measured by their respective Russell indexes. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.)

Fund Contributors and Detractors

The fund had a strong year but lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included Taiwan Semiconductor Manufacturing, PepsiCo, and Amylin Pharmaceuticals. The fund had larger weightings of these stocks than the benchmark. (Foreign stocks are subject to additional risks not associated with domestic investments, such as currency fluctuation.) Underweight holdings that included General Electric and Microsoft also detracted from performance.

     Positive contributions to relative performance came from holdings such as Cisco Systems, Boston Scientific, Texas Instruments, and SAP AG, a German-based leader in business-to-business software. The fund had larger weightings of these stocks than the benchmark. The fund also benefited from its below-benchmark weightings in firms that included Kohl’s department stores, and health care companies HCA and Eli Lilly.

4	2003 Annual Report TIAA-CREF Life Funds

Growth Equity Fund   Large-Cap Growth Stocks

Investment Objective

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Growth Equity Fund	28.30%	-16.69%	-49.60%
Benchmark:
Russell 1000® Growth Index[3]	29.75	-15.17	-46.08
Peer group:
Morningstar Large Growth	28.55	-13.79	-41.19

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent perfor mance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the Growth Equity Fund was 4/3/2000.

3 Russell 1000 is a trademark and service mark of the Frank Russell Company.

TIAA-CREF Life Funds 2003 Annual Report	5

Growth Equity Fund   Large-Cap Growth Stocks

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	6.21
Pfizer, Inc	6.19
Cisco Systems, Inc	3.97
Microsoft Corp	3.87
Intel Corp	3.28
Fannie Mae	3.26
Procter & Gamble Co	3.23
Johnson & Johnson	2.29
Int’l Business Machines Corp	2.14
Wal-Mart Stores, Inc	2.12

Total	36.56

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$28.32 million
2003 Actual Expense Charge*	0.25%

* This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

     The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

“Growth” companies tend to have higher-than-average rates of growth in sales or earnings. Their stocks typically also have higher prices than other stocks, relative to their earnings per share.

6	2003 Annual Report TIAA-CREF Life Funds

Growth & Income Fund   Large-Cap Devidend-Paying Stocks

Performance in the Twelve Months Ended December 31, 2003

The Growth & Income Fund posted a return of 26.39% for the year, compared with 28.68% for its benchmark, the S&P 500® Index, and the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category.

Large-Cap Stocks Rebound After a Slow Start

After three consecutive years of negative returns, the large-cap stocks of the S&P 500 Index lost an additional 3.15% in the first quarter of 2003. But a combination of measures designed to stimulate the economy, including a reduction of short-term interest rates by the Federal Reserve in June and a round of tax cuts, coupled with increasing consumer confidence, helped spark a rally that started during the second quarter and lasted through year-end. All ten sectors of the S&P 500 advanced for the year, with eight generating double-digit returns. The highest gains came from the information technology sector, which rose 46.55%. The weakest sector was telecommunications, which returned only 3.28%.

Fund Contributors and Detractors

The fund had a strong year but lagged its benchmark because a number of stock selections did not perform as anticipated. These included above-benchmark holdings in Pepsi Bottling Group, software company Oracle, Verizon Communications, and Level 3 Communications. Underweight holdings that included Tyco International and health care company Baxter International also detracted from performance versus the benchmark.

     Positive contributions to relative performance came from such holdings as software company Symantec, HMO Aetna, accessories retailer Coach, and auto safety company Autoliv. Below-benchmark weightings in companies such as SBC Communications and Time Warner also boosted returns.

     The fund had 3.55% of its net assets in foreign securities as of December 31, 2003. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations and political and economic changes.)

TIAA-CREF Life Funds 2003 Annual Report	7

Growth & Income Fund   Large-Cap Devidend-Paying Stocks

Investment Objective

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Growth & Income Fund	26.39%	-7.62%	-25.72%
Benchmark:
S&P 500® Index	28.68	-6.25	-21.51
Peer group:
Morningstar Large Blend	26.72	-6.04	-20.02

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the Growth & Income Fund was 4/3/2000.

  There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

8	2003 Annual Report TIAA-CREF Life Funds

Growth & Income Fund   Large-Cap, Dividend-Paying Stocks

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

ExxonMobil Corp	3.95
Citigroup, Inc	3.78
Microsoft Corp	3.21
Procter & Gamble Co	2.75
Int’I Business Machines Corp	2.22
Pfizer, Inc	2.20
Cisco Systems, Inc	2.11
Fannie Mae	2.06
Pepsico Inc	2.03
American Express Co	1.88

Total	26.19

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$44.40 million
2003 Actual Expense Charge*	0.23%

* This funds expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

In selecting stocks to overweight in this portfolio, the fund’s managers look for stocks that are well priced, show growth potential, and provide a stream of dividend income.

TIAA-CREF Life Funds 2003 Annual Report	9

International Equity   Fund Foreign Stocks

Performance in the Twelve Months Ended December 31, 2003

The International Equity Fund gained 41.06% for the year, outperforming both the 38.59% return of its benchmark, the MSCI EAFE® Index, and the 33.32% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign Stocks Soar in 2003

Foreign stocks got off to a rocky start in 2003; the EAFE Index lost 8.21% in the first quarter. However, despite the sluggish global economy, foreign markets soared 19.27% in the second quarter. The EAFE Index gained an additional 8.13% in the third quarter as renewed vigor in the United States helped increase exports of the nation’s trading partners. During the final three months, the index soared 17.08%. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

Superior Stock Selections Help the Fund Top the Benchmark

The fund’s performance exceeded the benchmark’s as a result of individual stock selections in both the European and Asia-Pacific regions. In the European segment, relative performance benefited from holdings such as the Netherlands’ ASM Lithography, Swiss testing company Surveillance S.A., and German athletic apparel manufacturer Puma. These strong positive effects more than offset the underperforming positions in firms that included Swiss biotechnology company Lonza AG, British consumer products company Reckitt Benckiser, and Finnish mobile communications company Nokia.

     In the Asia-Pacific region, positive performance, relative to the benchmark, benefited from selections that included two Japanese companies: technology firm Advantest and computer printer manufacturer Seiko Epson. An underweight position in Mitsubishi Tokyo Financial also helped returns. These contributors more than offset such detractors as Japanese firms Sony and Takeda Chemical Industries, a drug manufacturer. Also detracting from performance was an underweight position in Japanese bank holding company UFJ Holdings.

10	2003 Annual Report TIAA-CREF Life Funds

International Equity   Fund Foreign Stocks

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

International Equity Fund	41.06%	-9.17%	-30.31%
Benchmark:
Morgan Stanley EAFE® Index	38.59	-6.15	-21.20
Peer group:
Morningstar Foreign Large Blend	33.32	-8.14	-26.37

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent perfor mance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the International Equity Fund was 4/3/2000.

TIAA-CREF Life Funds 2003 Annual Report	11

International Equity   Fund Foreign Stocks

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company (Country)	Net Assets

Nokia Oyj (Finland)	2.90
E.ON AG. (Germany)	2.79
Novartis AG (Regd) (Switzerland)	2.60
Vinci S.A. (France)	2.33
Nobel Biocare Holding AG (Switzerland)	2.20
WPP Group plc (United Kingdom)	2.20
Reckitt Benckiser plc (United Kingdom)	2.10
Royal Bank of Scotland Group plc (United Kingdom)	2.07
Man Group plc (United Kingdom)	2.05
SGS S.A. (Switzerland)	2.01

Total	23.25

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$47.88 million
2003 Actual Expense Charge*	0.29%

*This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

International funds invest in stocks outside the United States. Global funds can invest in stocks anywhere in the world, including the United States.

12	2003 Annual Report TIAA-CREF Life Funds

Stock Index Fund   U.S. Stocks

Performance in the Twelve Months Ended December 31, 2003

The Stock Index Fund gained 30.85% for the year, closely tracking the 31.06% return of its benchmark, the Russell 3000® Index, and topping the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category.

After a Slow Start, Stocks Surge

Stock prices lost ground in the first quarter, when the Russell 3000 declined 3.04%, but the index jumped 16.24% in the second quarter—its largest quarterly advance since 1998—and rose another 3.43% in the third quarter.

     At the end of September, some market observers worried that investor confidence might be shaken by the numerous scandals in the mutual fund industry. There was also concern that stocks had risen too quickly, making a correction seem possible. Both fears turned out to be unfounded. While investors did pull money out of the fund families that were tarred by the scandals, the benchmark gained an additional 12.43% in the fourth quarter, ending three consecutive years of negative returns in the U.S. equity market.

Small Caps Lead the Way

Within the benchmark Russell 3000, every industry segment shared in the year’s advance, with gains ranging from 17.30% in the utilities sector to 50.00% among technology stocks. Investors, however, showed a clear preference for small caps: the Russell 2000® Index, which tracks the 2,000 smallest companies in the Russell 3000, gained a record 47.25%. Mid-cap stocks also performed superbly, gaining 40.06%, as measured by the Russell Midcap® Index. (Small- and mid-cap stocks have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.) The predominantly large-cap Russell 1000® Index returned 29.89%. There was little difference between growth and value issues, with the Russell 3000 Value Index up 31.14% and the Russell 3000 Growth Index just behind it with a 30.97% return.

     An indexed portfolio seeks to match the risk/return profile of its benchmark in order to produce an equivalent return. Differences between the return of the portfolio and that of the benchmark are caused by the deviations in their respective compositions during the period, some of which are the inevitable result of the fund’s cash flows. The return of the fund is determined by the performance of the portfolio minus an expense charge, which the return of the benchmark does not include.

TIAA-CREF Life Funds 2003 Annual Report	13

Stock Index Fund   U.S. Stocks

Investment Objective

Seeks a favorable long-term total return, mainly from capital appreciation, by investing in a portfolio of equity securities selected to track the overall U.S. equity markets

$10,000 Since 1/4/1999 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Stock Index Fund	30.85	0.45	2.26
Benchmark:
Russell 3000® Index[3]	31.06	0.37	1.86
Peer group:
Morningstar Large Blend	26.72	-0.43	-2.13

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the Stock Index Fund was 1/4/1999.

3 Russell 3000 is a trademark and service mark of the Frank Russell Company.

14	2003 Annual Report TIAA-CREF Life Funds

Stock Index Fund   U.S. Stocks

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	2.60
Pfizer, Inc	2.34
ExxonMobil Corp	2.29
SPDR Trust Series 1	2.17
Citigroup, Inc	2.09
Microsoft Corp	2.06
Intel Corp	1.76
Cisco Systems, Inc	1.43
Johnson & Johnson	1.29
American Int’l Group, Inc	1.28

Total	19.31

Fund Facts

Inception Date	1/4/1999
Net Assets (12/31/2003)	$118.32 million
2003 Actual Expense Charge*	0.06%

*This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This fund uses an index strategy exclusively. Many of our other equity funds use active stock selection along with quantitative techniques to control risk.

TIAA-CREF Life Funds 2003 Annual Report	15

Social Choice Equity Fund   Socially   Screened Stocks

Performance in the Twelve Months Ended December 31, 2003

The Social Choice Equity Fund returned 30.03% for the year, compared with the 31.06% return of its benchmark, the Russell 3000® Index. It strongly outperformed the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria.

Excluded Stocks Affect Performance

The fund’s social screens helped its performance relative to the Russell 3000 by excluding several stocks that significantly underperformed the index. These stocks included Pfizer, Wal-Mart, and ExxonMobil. The positive effects of the screens were more than offset by the screens’ exclusion of several well-performing stocks. Among these were Citigroup and Genentech, which is owned by Roche Holdings.

Managing Risk

Because the social screens prevent the fund’s owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. The result was overweight holdings, relative to the benchmark, in several stocks that underperformed the index and detracted from relative performance, including Merck and Johnson & Johnson. The negative effects of these holdings were partly offset by positions in stocks such as Intel and FleetBoston, which outperformed the index and enhanced relative performance.

     Note: Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as do funds that do not use such criteria.

16	2003 Annual Report TIAA-CREF Life Funds

Social Choice Equity Fund   Socially Screened Stocks

Investment Objective

Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria. Investments must pass multiple social screens.

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Social Choice Equity Fund	30.03	-5.18	-18.10
Benchmark:
Russell 3000® Index[3]	31.06	-5.59	-19.43
Peer group:
Morningstar Large Blend	26.72	-6.04	-20.02

[1]	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent perfor-0 mance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.
[2]	Inception date of the Social Choice Equity Fund was 4/3/2000.
[3]	Russell 3000 is a trademark and a service mark of the Frank Russell Company.

TIAA-CREF Life Funds 2003 Annual Report	17

Social Choice Equity Fund   Socially Screened Stocks

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

Microsoft Corp	2.82
Intel Corp	2.45
Johnson & Johnson	2.40
American Int’l Group, Inc	2.10
Procter & Gamble Co	2.07
Bank of America Corp	2.01
Int’l Business Machines Corp	1.99
Cisco Systems, Inc	1.92
Merck & Co, Inc	1.83
Wells Fargo & Co	1.69

Total	21.28

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$26.51 million
2003 Actual Expense Charge*	0.07%

*	This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remaining companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practice, and other issues.

18	2003 Annual Report TIAA-CREF Life Funds

Large-Cap Value Fund   Large-Cap Value

Performance in the Twelve Months Ended December 31, 2003

The Large-Cap Value Fund returned 33.23% for the year, significantly outperforming both the 30.03% return of its benchmark, the Russell 1000® Value Index, and the 28.40% average return of similar funds, as measured by the Morningstar Large Value category.

Value Stocks Deliver in 2003

Large-cap value stocks performed better than large-cap growth stocks for the fourth year in a row, although the difference between their returns during 2003 dwindled to less than half a percentage point. The advance among large-cap value issues was broad-based, ranging from 12.5% for health care to 46.7% in the technology sector.

     Value stocks of all sizes did well for the year: the 31.14% return of the Russell 3000® Value Index outpaced both the 30.97% return of its growth counterpart, the Russell 3000 Growth Index, and the 31.06% gain of the Russell 3000 Index, which tracks the broad domestic market. Within the value category, small- and mid-cap stocks led the way. The small caps of the Russell 2000® Value Index rose 46.03%; the Russell Midcap® Value Index gained 38.07%. While large-cap value issues lagged other value stocks, they posted their largest gains for any year since 1997.

Superior Performance through Stock Selection

The fund outpaced its benchmark by more than three percentage points on the strength of numerous successful stock selections. Among the top performers were Altria, the parent company of Philip Morris; agricultural supply giant Monsanto; insurer Aetna; electronics manufacturer Solectron; and chip maker ASM Lithography, based in the Netherlands.

     Positive contributions to performance versus the benchmark more than offset the negative effects of several holdings that did not perform as anticipated. These included government-sponsored mortgage company Freddie Mac, AT&T, and financial services company UnumProvident. To control risk, the fund kept its sector weightings similar to those of the index.

TIAA-CREF Life Funds 2003 Annual Report	19

Large-Cap Value Fund   Large-Cap Value

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies

$10,000 Since 10/28/2002 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Large-Cap Value Fund	33.23	29.19	35.41
Benchmark:
Russell 1000® Value Index[3]	30.03	25.83	31.25
Peer group:
Morningstar Large Value	28.40	24.51	29.47

[1]	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent perfor-0 mance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.
[2]	Inception date of the Large-Cap Value Fund was 10/28/02. This fund has been operating for only a short time, so the returns cited above may not be a good indication of how the fund might perform over long time frames, particularly in light of recent market volatility.
[3]	Russell 1000 is a trademark and service mark of the Frank Russell Company.

There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

20	2003 Annual Report TIAA-CREF Life Funds

Large-Cap Value Fund   Large-Cap Value

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

ExxonMobil Corp	5.09
Citigroup, Inc	4.76
Altria Group, Inc	3.77
Monsanto Co	2.61
Aetna, Inc	2.39
SBC Communications, Inc	2.20
Bank of America Corp	2.14
Fannie Mae	2.13
Verizon Communications, Inc	1.99
Int’l Business Machines Corp	1.91

Total	28.99

Fund Facts

Inception Date	10/28/2002
Net Assets (12/31/2003)	$29.76 million
2003 Actual Expense Charge*	0.24%

*	This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Value Index represents those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

Value stocks are those with lower prices, relative to earnings, and whose prices are expected to rise more slowly than other stocks’.

TIAA-CREF Life Funds 2003 Annual Report	21

Small-Cap Equity Fund   Small-Cap Blend

Performance in the Twelve Months Ended December 31, 2003

The Small-Cap Equity Fund returned 48.95% for the year, ahead of the 47.25% record gain of its benchmark, the Russell 2000® Index, and significantly surpassing the 42.77% average return of similar funds, as measured by the Morningstar Small Blend category.

Small Caps Shine in 2003

After losing ground in 2002 and during the first quarter of 2003, the Russell 2000 roared back, gaining 23.42% in the second quarter, 9.08% in the third, and 14.52% during the final three months of the year. Every industry sector of the Russell 2000 had double-digit gains for the year, ranging from 28.2% for consumer staples to 65.6% for technology stocks.

     Within the small-cap category, the 48.54% return of growth stocks edged out the 46.03% return of value issues. This marked the first time since 1999 that growth had beaten value in the category. Small caps easily outperformed the 40.06% gain of the Russell Midcap® Index and the 31.06% advance of the Russell 3000® Index, a broad measure of the overall domestic market. (Small-cap and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic market conditions than large-cap stocks.)

Successful Stock Selections Boost Performance

Although the Russell 2000 had the largest 12-month advance in its history, the fund was able to top it on the strength of successful stock selections. Among the top-performing stocks were website designer Netlix, health care company Gen-Probe, Tesoro Petroleum, and chip maker ESS Technology.

     These more than offset the negative effects on performance versus the benchmark from overweight holdings that included Priceline.com, telecommunications firm GlobespanVirata, and Mediacom Communications, a cable TV provider. To control risk, the fund kept its sector weightings similar to those of the index.

22	2003 Annual Report TIAA-CREF Life Funds

Small-Cap Equity Fund   Small-Cap Blend

Investment Objective

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies

$10,000 Since 10/28/2002 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Small-Cap Equity Fund	48.95%	44.04%	54.02%
Benchmark:
Russell 2000® Index[3]	47.25	42.34	51.87
Peer group:
Morningstar Small Blend category	42.77	37.82	46.03

[1]	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent perfor-0 mance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

[2]	Inception date of the Small-Cap Equity Fund was 10/28/02.

[3]	Russell 2000 is a trademark and service mark of the Frank Russell Company.

Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

TIAA-CREF Life Funds 2003 Annual Report	23

Small-Cap Equity Fund   Small-Cap Blend

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

iShares Russell 2000 Index Fund	0.71
New Century Financial Corp	0.53
Gen-Probe, Inc	0.53
Commercial Federal Corp	0.53
Affiliated Managers Group Inc	0.53
Callaway Golf Co	0.52
Patina Oil & Gas Corp	0.51
Longs Drug Stores Corp	0.48
US Oncology, Inc	0.48
UIL Holdings Corp	0.43

Total	5.25

Fund Facts

Inception Date	10/28/2002
Net Assets (12/31/2003)	$34.46 million
2003 Actual Expense Charge*	0.10%

*	This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Russell 2000® Index tracks the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

Small cap stocks are more price volatile than other stocks because their companies tend to have fewer product lines.

24	2003 Annual Report TIAA-CREF Life Funds

Real Estate Securities Fund   Real Estate

Performance in the Twelve Months Ended December 31, 2003

The Real Estate Securities Fund returned 39.96% for the year, surpassing the 37.08% return of its benchmark, the Wilshire Real Estate Securities Index, and strongly outpacing the 36.89% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

     In 2003 the market for REITS, as measured by the Wilshire Real Estate Securities Index, posted its second-best performance ever, and its largest return since 1976. The fund outperformed its benchmark index and its peer group as a result of successful sector allocations and superior stock selection. In particular, for much of the year the fund had overweight holdings, compared with the benchmark, in regional malls, shopping centers, and factory outlets. These sectors outperformed the overall market for REITS, lifting the fund’s return.

Boosting Returns

The fund also benefited by avoiding underperforming parts of the market. Its investments in the office sector were substantially smaller than the benchmark weight. That boosted performance because the office sector market suffered from lagging economic growth during much of the year. Reduced exposure to the apartment sector also helped. With interest rates at a 45-year low, many renters were buying their own homes, which reduced demand in the apartment sector.

Defending Gains

By the fourth quarter of 2003, REIT valuations had risen to levels that suggested that a sell-off might be possible. In response, the fund took more defensive positions, including higher allocations to the preferred stocks with less potential downside than common stocks, and to issues trading at lower premiums or even discounts, compared with the value of their underlying properties.

     Throughout the 12-month period, the fund maintained a well-diversified portfolio in ten sectors and across all three cap sizes in order to reduce the risk of underperforming the benchmark.

The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, expenses and income, and potential environmental risks.

TIAA-CREF Life Funds 2003 Annual Report	25

Real Estate Securities Fund   Real Estate

Investment Objective

Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry

$10,000 Since 10/28/2002 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Real Estate Securities Fund	39.96%	38.37%	46.87%
Benchmark:
Wilshire Real Estate Securities Index	37.08	36.72	44.80
Peer group:
Morningstar Specialty Real Estate	36.89	35.88	43.49

[1]	Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

[2]	Inception date of the Real Estate Securities Fund was 10/28/02.

26	2003 Annual Report TIAA-CREF Life Funds

Real Estate Securities Fund   Real Estate

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

Simon Property Group, Inc	6.57
Prologis	3.82
Weingarten Realty Investors	3.49
Tanger Factory Outlet Centers, Inc	3.38
iStar Financial, Inc	3.31
Equity Office Properties Trust	3.25
Starwood Hotels & Resorts Worldwide, Inc	2.55
Equity Residential	2.51
Macerich Co (The)	2.50
Boykin Lodging Co Pfd A	2.45

Total	33.83

Fund Facts

Inception Date	10/28/2002
Net Assets (12/31/2003)	$35.31 million
2003 Actual Expense Charge*	0.25%

*This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The Wilshire Real Estate Index tracks the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Companies in the index generally have a market capitalization of at least $100 million.

Unlike the TIAA Real Estate Account, which owns real estate properties directly, this fund invests primarily in the stocks and other securities of companies that are engaged in real estate or related industries.

TIAA-CREF Life Funds 2003 Annual Report	27

Bond Fund Intermediate-Term Bonds

Performance from Inception through December 31, 2003

The Bond Fund returned 0.67% for the period from its inception on July 8, 2003 through the end of the year, trailing the 0.69% return of its benchmark, the Lehman Brothers Aggregate Bond Index for that period. Similar funds had an average return of 0.89% for the period, as measured by the Morningstar Intermediate-Term Bond category, which tracked 747 funds at year-end.

     During 2003, stocks outperformed fixed-income investments for the first time since 1999. The year began with rising international tensions and concerns about deflation; economic growth prospects seemed weak. However, as the year unfolded, deflation worries subsided, economic prospects brightened, and longer-term interest rates rose modestly. The yield on the five-year U.S. Treasury note was 3.25% at year-end—an increase of about half a percentage point during the 12-month period.

Corporate Bonds Lead the Market

The corporate sector was the star performer in the bond market during 2003. Lower-quality bonds (triple-B-rated) posted higher returns than top-rated corporate debt, as investors continued to purchase the highest-yielding securities and companies’ bottom-line results improved. U.S. Treasury inflation-protected securities (TIPS) posted another year of solid performance, primarily because of increased demand from investors new to the asset class and because of concerns that inflation would increase as economic growth accelerated.

Maintaining Credit Quality

In order to preserve the fund’s credit-worthiness, we did not overweight high-yield bonds. For the period from inception through the end of the year, it maintained a modest overweight in corporate securities, focused primarily in the automotive, telecom, cable, and utilities sectors.

     The fund’s option-adjusted duration was 4.49 years as of December 31, 2003, versus 4.50 for the benchmark. Keeping the fund’s duration close to that of the benchmark helps mitigate risk by ensuring that the fund’s performance closely tracks that of the index.

28	2003 Annual Report TIAA-CREF Life Funds

Bond Fund Intermediate-Term Bonds

Investment Objective

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment grade fixed-income securities

$10,000 Since 7/08/2003 Inception

Performance as of 12/31/2003

Total Return
Since Inception[1,2]

Bond Fund	0.67%
Benchmark:
Lehman Brothers Aggregate Bond Index	0.69
Peer group:
Morningstar Intermediate-Term Bond	0.89

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the Bond Fund was 7/08/2003.

The fund is not insured or guaranteed by any U.S. government agency.

TIAA-CREF Life Funds 2003 Annual Report	29

Bond Fund Intermediate-Term Bonds

Holdings by Market Sector (as of 12/31/2003)

Mortgage-backed securities*	33%
U.S. government securities	41
Corporate bonds	25
Money market instruments	1

Total	100

*     Includes government-backed, private-label, and asset-backed securities

Fund Facts

Inception Date	7/08/2003
Net Assets (12/31/2003)	$50.02 million
2003 Actual Expense Charge*	0.05%

*This reflects the expense charge for the period from 7/8/03 (fund inception) to 12/31/03 only. It is not annualized. This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Bond prices and interest rates move in opposite directions. Therefore, as interest rates rise, the value of a bond fund declines and vice versa.

Risk Characteristics*:

Bond vs. Benchmark (as of 12/31/2003)

		Option-Adjusted
	Average Maturity	Duration
	(In Years)	(In Years)

Bond	6.20	4.49
Lehman Brothers Aggregate Bond Index	7.57	4.50

*     As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk-analytic software package

About Duration

Duration indicates the sensitivity of a bond to changes in interest rates and is measured in years: the lower the duration, the lower the bond’s potential volatility. In order to minimize risk, we seek to keep the fund’s average duration similar to the benchmark’s.

The Fund’s Benchmark

The Lehman Brothers Aggregate Bond Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities.

30	2003 Annual Report TIAA-CREF Life Funds

Money Market Fund Cash Equivalents

Performance from Inception through December 31, 2003

The Money Market Fund returned 0.49% for the period from its inception on July 8, 2003 through the end of the year, compared to the 0.27% return of its benchmark, the iMoneyNet Money Fund Report AveragesTM—All Taxable for the period from July 1, 2003 through December 31, 2003.

     The year began with historically low short-term interest rates and the federal funds rate at a record low of 1.25%. With economic growth lagging, there was the fear that the Federal Reserve would cut the rate to 0.75%. The expected cut came in June, but only as far as 1.00%, where the rate remained through the end of the year. These very low short-term interest rates, accompanied by very low rates in the short-term corporate debt market, depressed returns throughout the money market universe.

Added Value from Asset Allocations

Over the course of the period from its inception on July 8, 2003 through the end of the year, the fund’s asset allocation was adjusted to reflect our continuing reassessment of the short-term credit market. Holdings in commercial paper were 64% at the close of 2003, holdings of U.S. government and agency securities 34%, and Certificates of Deposit stood at 2%. Together, these asset allocations enabled the fund to outpace its benchmark.

     During the period from its inception on July 8, 2003 through the end of the year, the fund’s weighted average maturity varied from 35 days to 61 days, reflecting the objective of maintaining an average maturity similar to that of the benchmark. (“Weighted” means that larger holdings have a greater effect on the average.) At year-end, the fund’s weighted average maturity was 57 days, while the benchmark’s was 56 days.

TIAA-CREF Life Funds 2003 Annual Report	31

Money Market Fund   Cash Equivalents

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

$10,000 Since 7/08/2003 Inception

Net Annualized Yield (for the 7 days ending 12/29/2003)

	Current Yield	Effective Yield

Money Market Fund	1.05	1.05
iMoneyNet Money Fund
Report AveragesTM—
All Taxable	0.53%	0.53%

Average Maturity (as of 12/31/2003)

Days

Money Market Fund	57
iMoneyNet Money Fund
Report Averages—
All Taxable	56

Performance as of 12/31/2003

Total Return
Since Inception[1,2,3]

Money Market Fund	0.49%
Benchmark:
iMoneyNet Money Fund Report Averages—All Taxable	0.27%[3]

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund’s recent performance may differ from the figures shown above. For more current performance, visit www.tiaa-cref.org/lifefunds.

2 Inception date of the Money Market Fund was 7/08/2003.

3 Performance figures for the iMoneyNet Money Fund Report Averages—All Taxable is for the period from 7/1/2003 through 12/31/2003.

An investment in the Money Market Fund, as in the other TIAA-CREF Life Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

32	2003 Annual Report TIAA-CREF Life Funds

Money Market Fund   Cash Equivalents

Asset Allocation (as of 12/31/2003)

Percent of
Net Assets

Commercial Paper	63.5
U.S. Government and Agency Securities	34.1
Certificates of Deposit	2.4

Total	100.0

Fund Facts

Inception Date	7/08/2003
Net Assets (12/31/2003)	$20.82 million
2003 Actual Expense Charge*	0.03%

*This reflects the expense charge for the period from 7/8/03 (fund inception) to 12/31/03 only. It is not annualized. This fund expense charge does not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life, and Single Premium Annuity Select contracts. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable category is a simple average of over 1,000 taxable money market funds.

This portfolio’s investments are highly responsive to changes in the rate of inflation because many of its holdings mature in 60 days or less.

TIAA-CREF Life Funds 2003 Annual Report	33

Statement of Investments - Growth Equity Fund - December 31, 2003

Summary By Industry

	VALUE	%

COMMON STOCK:

Apparel and Accessory Stores	$352,165	1.24%

Building Materials and Garden Supplies	987,185	3.49

Business Services	2,604,223	9.20

Chemicals and Allied Products	5,471,025	19.32

Communications	959,291	3.39

Depository Institutions	407,509	1.44

Eating and Drinking Places	196,454	0.69

Educational Services	246,976	0.87

Electric, Gas, and Sanitary Services	0	0.00

Electronic and Other Electric Equipment	4,657,293	16.45

Engineering and Management Services	382,693	1.35

Food and Kindred Products	1,029,133	3.63

Furniture and Fixtures	4,854	0.02

General Merchandise Stores	700,751	2.47

Health Services	596,106	2.10

Hotels and Other Lodging Places	281,213	0.99

Industrial Machinery and Equipment	2,749,724	9.71

Instruments and Related Products	1,359,287	4.80

Insurance Carriers	670,501	2.37

Miscellaneous Retail	493,413	1.74

Motion Pictures	423,477	1.50

Nondepository Institutions	1,694,871	5.98

Oil and Gas Extraction	143,074	0.51

Personal Services	3,837	0.01

Security and Commodity Brokers	18,672	0.07

Tobacco Products	286,195	1.01

Transportation by Air	67,788	0.24

Transportation Equipment	485,837	1.72

Trucking and Warehousing	201,285	0.71

Wholesale Trade– Durable Goods	649,418	2.29

Wholesale Trade– Nondurable Goods	67,643	0.24

TOTAL COMMON STOCK

(Cost $32,330,366)	28,191,893	99.55

TOTAL PORTFOLIO

(Cost $32,330,366)	28,191,893	99.55

OTHER ASSETS & LIABILITIES, NET	127,383	0.45

NET ASSETS	$28,319,276	100.00%

SHARES		VALUE

COMMON STOCK—99.55%

APPAREL AND ACCESSORY STORES—1.24%

15,173	Gap, Inc.	$352,165

	TOTAL APPAREL AND ACCESSORY STORES	352,165

BUILDING MATERIALS AND GARDEN SUPPLIES—3.49%

15,071	Home Depot, Inc.	534,870

8,166	Lowe’s Cos	452,315

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	987,185

BUSINESS SERVICES—9.20%

6,501	* BEA Systems, Inc.	79,962

3,522	* DST Systems, Inc.	147,079

100	* Genesisintermedia, Inc.	0

900	* i2 Technologies, Inc.	1,494

2	* InterWorld Corp	0

5,104	* Intuit, Inc.	270,053

39,792	Microsoft Corp	1,095,872

32,717	* Oracle Corp	431,864

200	* Robert Half International, Inc.	4,668

8,562	SAP AG. (Spon ADR)	355,837

6,274	* Symantec Corp	217,394

	TOTAL BUSINESS SERVICES	2,604,223

CHEMICALS AND ALLIED PRODUCTS—19.32%

3,229	Abbott Laboratories	150,471

8,576	* Amgen, Inc	529,997

5,082	* Amylin Pharmaceuticals, Inc.	112,922

3,627	Avon Products, Inc	244,786

972	Colgate-Palmolive Co	48,649

3,800	Dow Chemical Co	157,966

4,000	* Forest Laboratories, Inc	247,200

1,673	* Genentech, Inc	156,543

4,314	* Gilead Sciences, Inc	250,816
34    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

3,153	Lilly (Eli) & Co	$221,750

4,381	Mylan Laboratories, Inc	110,664

49,548	Pfizer, Inc	1,750,531

9,165	Procter & Gamble Co	915,400

13,506	Wyeth	573,330

	TOTAL CHEMICALS AND ALLIED PRODUCTS	5,471,025

COMMUNICATIONS—3.39%

9,993	Clear Channel Communications	467,972

4,706	* Comcast Corp	154,686

200	* Comcast Corp Special	6,256

5,921	* InterActiveCorp	200,900

4,600	* Nextel Communications, Inc (Class A)	129,076

9	* Spectrasite, Inc	378

464	b* WorldCom, Inc (MCI Group)	23

	TOTAL COMMUNICATIONS	959,291

DEPOSITORY INSTITUTIONS—1.44%

4,628	Citigroup, Inc	224,643

5,695	Mellon Financial Corp	182,866

	TOTAL DEPOSITORY INSTITUTIONS	407,509

EATING AND DRINKING PLACES—0.69%

600	Aramark Corp (Class B)	16,452

3,271	* Brinker International, Inc	108,466

3,400	Darden Restaurants, Inc	71,536

	TOTAL EATING AND DRINKING PLACES	196,454

EDUCATIONAL SERVICES—0.87%

3,632	* Apollo Group, Inc (Class A)	246,976

	TOTAL EDUCATIONAL SERVICES	246,976

ELECTRIC, GAS, AND SANITARY SERVICES—0.00%

100	b* Covanta Energy Corp	0

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—16.45%

56,703	General Electric Co	1,756,659

206	Harman International Industries, Inc	15,240
28,841	Intel Corp	928,680

5,918	Maxim Integrated Products, Inc	294,716

7,105	* Novellus Systems, Inc	298,765

6,841	Qualcomm, Inc	368,935

42,448	* Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	434,668

19,048	Texas Instruments, Inc	559,630

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,657,293

ENGINEERING AND MANAGEMENT SERVICES—1.35%

14,450	* Accenture Ltd (Class A)	382,693

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	382,693

FOOD AND KINDRED PRODUCTS—3.63%

1,608	Anheuser-Busch Cos, Inc.	84,709

3,776	Coca-Cola Co	191,632

4,121	Constellation Brands, Inc (Class A)	135,705

1,000	* Del Monte Foods Co	10,400

1,900	Pepsi Bottling Group, Inc	45,942

12,028	PepsiCo, Inc	560,745

	TOTAL FOOD AND KINDRED PRODUCTS	1,029,133

FURNITURE AND FIXTURES—0.02%

200	Herman Miller, Inc	4,854

	TOTAL FURNITURE AND FIXTURES	4,854

GENERAL MERCHANDISE STORES—2.47%

300	* Big Lots, Inc	4,263

2,546	Target Corp	97,766

11,286	Wal-Mart Stores, Inc	598,722

	TOTAL GENERAL MERCHANDISE STORES	700,751

TIAA-CREF Life Funds 2003 Annual Report     35
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES		VALUE

HEALTH SERVICES—2.10%

5,345	* Express Scripts, Inc	$355,068

10,005	Health Management Associates, Inc (Class A)	240,120

200	* Healthsouth Corp	918

	TOTAL HEALTH SERVICES	596,106

HOTELS AND OTHER LODGING PLACES—0.99%

7,818	Starwood Hotels & Resorts Worldwide, Inc	281,213

	TOTAL HOTELS AND OTHER LODGING PLACES	281,213

INDUSTRIAL MACHINERY AND EQUIPMENT—9.71%

1,044	3M Co	88,771

1,669	* Applied Materials, Inc	37,469

46,210	* Cisco Systems, Inc	1,122,441

400	* Cooper Cameron Corp	18,640

16,194	* Dell, Inc	549,948

4,725	* EMC Corp	61,047

6,532	International Business Machines Corp	605,386

6,700	International Game Technology	239,190

1,200	* National-Oilwell, Inc	26,832

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,749,724

INSTRUMENTS AND RELATED PRODUCTS—4.80%

500	Applera Corp (Applied Biosystems Group)	10,355

13,606	* Boston Scientific Corp	500,157

1,586	Guidant Corp	95,477

2,230	Medtronic, Inc	108,400

300	* Mettler-Toledo International, Inc	12,663

5,814	* St. Jude Medical, Inc	356,689

3,914	* Zimmer Holdings, Inc	275,546

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,359,287

INSURANCE CARRIERS—2.37%

3,418	Aetna, Inc	230,988

100	Aflac, Inc	3,618

2,904	American International Group, Inc	192,477

3,168	* Anthem, Inc	237,600

100	UnitedHealth Group, Inc	5,818

	TOTAL INSURANCE CARRIERS	670,501

MISCELLANEOUS RETAIL—1.74%

700	Borders Group, Inc	15,344

4,612	* eBay, Inc	297,889

6,600	* Staples, Inc	180,180

	TOTAL MISCELLANEOUS RETAIL	493,413

MOTION PICTURES—1.50%

2,000	Blockbuster, Inc (Class A)	35,900

21,544	* Time Warner, Inc	387,577

	TOTAL MOTION PICTURES	423,477

NONDEPOSITORY INSTITUTIONS—5.98%

9,407	American Express Co	453,700

12,304	Fannie Mae	923,538

12,782	MBNA Corp	317,633

	TOTAL NONDEPOSITORY INSTITUTIONS	1,694,871

OIL AND GAS EXTRACTION—0.51%

1,800	Diamond Offshore Drilling, Inc	36,918

2,000	b* Enron Corp	56

200	GlobalSantalFe Corp	4,966

20	* Magnum Hunter Resources, Inc Wts 03/21/05	11

700	* Newfield Exploration Co	31,178

700	Noble Energy, Inc	31,101

1,300	Tidewater, Inc	38,844

	TOTAL OIL AND GAS EXTRACTION	143,074

PERSONAL SERVICES—0.01%

100	* Weight Watchers International, Inc	3,837

	TOTAL PERSONAL SERVICES	3,837

SECURITY AND COMMODITY BROKERS—0.07%

1,600	* LaBranche & Co, Inc	18,672

	TOTAL SECURITY AND COMMODITY BROKERS	18,672

36    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES		VALUE

TOBACCO PRODUCTS—1.01%

5,259	Altria Group, Inc	$286,195

	TOTAL TOBACCO PRODUCTS	286,195

TRANSPORTATION BY AIR—0.24%

4,200	Southwest Airlines Co	67,788

	TOTAL TRANSPORTATION BY AIR	67,788

TRANSPORTATION EQUIPMENT—1.72%

100	Boeing Co	4,214

5,082	United Technologies Corp	481,623

	TOTAL TRANSPORTATION EQUIPMENT	485,837

TRUCKING AND WAREHOUSING—0.71%

2,700	United Parcel Service, Inc (Class B)	201,285

	TOTAL TRUCKING AND WAREHOUSING	201,285

WHOLESALE TRADE-DURABLE GOODS—2.29%

12,571	Johnson & Johnson	649,418

	TOTAL WHOLESALE TRADE-DURABLE GOODS	649,418

WHOLESALE TRADE-NONDURABLE GOODS—0.24%

1,106	Cardinal Health, Inc	67,643

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	67,643

	TOTAL COMMON STOCK

	(Cost $32,330,366)	28,191,893

	TOTAL PORTFOLIO—99.55%

	(Cost $32,330,366)	28,191,893

	OTHER ASSETS & LIABILITIES, NET—0.45%	127,383

	NET ASSETS—100.00%	$28,319,276

*	Non-income producing
b	In bankruptcy

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $32,693,953. Net unrealized depreciation of portfolio investments aggregated $4,502,060 of which $1,583,275 related to appreciated portfolio investments and $6,085,335 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds 2003 Annual Report     37
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

Summary By Industry

	VALUE	%

PREFERRED STOCK:

Electric, Gas, and Sanitary Services	$276	0.00%

TOTAL PREFERRED STOCK

(Cost $217)	276	0.00

COMMON STOCK:

Apparel and Accessory Stores	185,680	0.42

Building Materials and Garden Supplies	878,681	1.98

Business Services	2,658,480	5.99

Chemicals and Allied Products	5,282,039	11.89

Communications	2,326,520	5.24

Depository Institutions	4,501,960	10.14

Eating and Drinking Places	388,639	0.87

Electric, Gas, and Sanitary Services	960,160	2.16

Electronic and Other Electric Equipment	2,688,248	6.05

Engineering and Management Services	551,726	1.24

Fabricated Metal Products	400,825	0.90

Food and Kindred Products	1,854,164	4.18

Food Stores	215,599	0.49

Forestry	134,400	0.30

Furniture and Home Furnishings Stores	109,286	0.25

General Building Contractors	24	0.00

General Merchandise Stores	1,109,694	2.50

Health Services	408,881	0.92

Heavy Construction, Except Building	461,239	1.04

Holding and Other Investment Offices	161,247	0.36

Industrial Machinery and Equipment	4,179,168	9.41

Instruments and Related Products	1,696,802	3.82

Insurance Carriers	2,409,390	5.43

Leather and Leather Products	187,467	0.42

Metal Mining	177,138	0.40

Miscellaneous Retail	255,841	0.58

Motion Pictures	646,069	1.46

Nondepository Institutions	2,308,134	5.20

Oil and Gas Extraction	378,248	0.85

Paper and Allied Products	245,769	0.55

Petroleum and Coal Products	2,270,781	5.11

Printing and Publishing	89,160	0.20

Railroad Transportation	675,324	1.52

Security and Commodity Brokers	593,049	1.34

Tobacco Products	509,996	1.15

Transportation Equipment	935,118	2.11

Trucking and Warehousing	645,827	1.45

Water Transportation	302,673	0.68

Wholesale Trade– Durable Goods	372,511	0.84

TOTAL COMMON STOCK

(Cost $41,400,531)	44,155,957	99.44

TOTAL PORTFOLIO

(Cost $41,400,748)	44,156,233	99.44

OTHER ASSETS & LIABILITIES, NET	246,801	0.56

NET ASSETS	$44,403,034	100.00%

SHARES		VALUE

PREFERRED STOCK—0.00%

ELECTRIC, GAS, AND SANITARY SERVICES—0.00%

108	* NiSource, Inc (Sails)	$276

	TOTAL PREFERRED STOCK

	(Cost $217)	276

COMMON STOCK—99.44%

APPAREL AND ACCESSORY STORES—0.42%

8,000	Gap, Inc.	185,680

	TOTAL APPAREL AND ACCESSORY STORES	185,680

BUILDING MATERIALS AND GARDEN SUPPLIES—1.98%

15,196	Home Depot, Inc.	539,306

6,127	Lowe’s Cos	339,375

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	878,681

BUSINESS SERVICES—5.99%

3,500	Computer Associates International, Inc.	95,690

3,200	Manpower, Inc.	150,656

51,691	Microsoft Corp.	1,423,570

44,008	* Oracle Corp.	580,906

4,903	SAP AG. (Spon ADR)	203,769

14,700	* Siebel Systems, Inc.	203,889

	TOTAL BUSINESS SERVICES	2,658,480

38    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—11.89%

6,106	Air Products & Chemicals, Inc.	$322,580

6,006	* Amgen, Inc.	371,171

6,700	* Amylin Pharmaceuticals, Inc.	148,874

18,500	Dow Chemical Co.	769,045

382	Eastman Chemical Co.	15,100

2,900	* Forest Laboratories, Inc.	179,220

2,523	* Gilead Sciences, Inc.	146,687

6,261	Lilly (Eli) & Co.	440,336

5,012	Merck & Co, Inc.	231,554

27,575	Pfizer, Inc.	974,225

12,195	Procter & Gamble Co.	1,218,037

10,959	Wyeth	465,210

	TOTAL CHEMICALS AND ALLIED PRODUCTS	5,282,039

COMMUNICATIONS—5.24%

12,333	AT&T Corp.	250,360

2,419	BellSouth Corp.	68,458

7,429	Clear Channel Communications, Inc.	347,900

15,779	* Comcast Corp.	518,656

18,005	* Lucent Technologies, Inc.	51,134

21,023	SBC Communications, Inc.	548,070

5,567	Verizon Communications, Inc.	195,290

1,614	Viacom, Inc (Class A)	71,452

6,201	Viacom, Inc (Class B)	275,200

	TOTAL COMMUNICATIONS	2,326,520

DEPOSITORY INSTITUTIONS—10.14%

1,093	AmSouth Bancorp.	26,779

3,819	Bank Of America Corp.	307,162

600	BB&T Corp.	23,184

34,530	Citigroup, Inc.	1,676,086

5,000	FleetBoston Financial Corp.	218,250

9,100	Greenpoint Financial Corp.	321,412

3,201	J.P. Morgan Chase & Co.	117,573

138	KeyCorp.	4,046

7,500	Mellon Financial Corp.	240,825

2,698	PNC Financial Services Group, Inc.	147,662

1,100	Sovereign Bancorp, Inc.	26,125

23,102	U.S. Bancorp.	687,978

503	Union Planters Corp.	15,839

582	Wachovia Corp.	27,115

11,240	Wells Fargo & Co.	661,924

	TOTAL DEPOSITORY INSTITUTIONS	4,501,960

EATING AND DRINKING PLACES—0.87%

4,700	* Brinker International, Inc.	155,852

8,800	McDonald’s Corp.	218,504

364	Wendy’s International, Inc.	14,283

	TOTAL EATING AND DRINKING PLACES	388,639

ELECTRIC, GAS, AND SANITARY SERVICES—2.16%

354	* Allied Waste Industries, Inc.	4,914

539	Ameren Corp.	24,794

272	Cinergy Corp.	10,556

196	Dominion Resources, Inc.	12,511

7,378	E.ON AG.	481,505

4,500	Entergy Corp.	257,085

1,961	b* Mirant Corp.	765

224	* Progress Energy, Inc (Cvo)	101

700	Southern Co.	21,175

4,793	Waste Management, Inc.	141,873

497	Williams Cos, Inc.	4,881

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	960,160

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.05%

7,195	American Power Conversion Corp.	175,918

1,200	* Broadcom Corp (Class A)	40,908

8,228	General Electric Co.	254,903

21,055	Intel Corp.	677,971

500	* JDS Uniphase Corp.	1,825

900	* Marvell Technology Group Ltd.	34,137

5,815	Maxim Integrated Products, Inc.	289,587

189	Maytag Corp.	5,264

6,000	* Novellus Systems, Inc.	252,300

5,000	Qualcomm, Inc.	269,650
TIAA-CREF Life Funds 2003 Annual Report     39
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

24,048	* Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	$246,260

14,960	Texas Instruments, Inc.	439,525

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	2,688,248

ENGINEERING AND MANAGEMENT SERVICES—1.24%

8,535	* Accenture Ltd (Class A)	224,641

11,365	Monsanto Co.	327,085

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	551,726

FABRICATED METAL PRODUCTS—0.90%

4,700	Illinois Tool Works, Inc.	394,377

200	Snap-On, Inc.	6,448

	TOTAL FABRICATED METAL PRODUCTS	400,825

FOOD AND KINDRED PRODUCTS—4.18%

10,177	Coca-Cola Co.	516,483

948	Conagra Foods, Inc.	25,018

8,475	* Dean Foods Co.	278,573

1,641	General Mills, Inc.	74,337

509	Hershey Foods Corp.	39,188

556	Kellogg Co.	21,172

19,292	PepsiCo, Inc.	899,393

	TOTAL FOOD AND KINDRED PRODUCTS	1,854,164

FOOD STORES—0.49%

1,600	Albertson’s, Inc.	36,240

629	* Safeway, Inc.	13,781

16,641	Winn-Dixie Stores, Inc.	165,578

	TOTAL FOOD STORES	215,599

FORESTRY—0.30%

2,100	Weyerhaeuser Co.	134,400

	TOTAL FORESTRY	134,400

FURNITURE AND HOME FURNISHINGS STORES— 0.25%

2,092	Best Buy Co, Inc.	109,286

	TOTAL FURNITURE AND HOME FURNISHINGS STORES	109,286

GENERAL BUILDING CONTRACTORS—0.00%

1	* Cavco Industries, Inc.	24

	TOTAL GENERAL BUILDING CONTRACTORS	24

GENERAL MERCHANDISE STORES—2.50%

6,080	* Costco Wholesale Corp.	226,054

2,376	May Department Stores Co.	69,070

11,900	Target Corp.	456,960

6,741	Wal-Mart Stores, Inc.	357,610

	TOTAL GENERAL MERCHANDISE STORES	1,109,694

HEALTH SERVICES—0.92%

4,302	* Express Scripts, Inc.	285,782

3,700	* Triad Hospitals, Inc.	123,099

	TOTAL HEALTH SERVICES	408,881

HEAVY CONSTRUCTION, EXCEPT BUILDING—1.04%

5,570	* Vinci S.A	461,239

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	461,239

HOLDING AND OTHER INVESTMENT OFFICES—0.36%

200	Equity Residential	5,902

3,872	Washington Mutual, Inc.	155,345

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	161,247

INDUSTRIAL MACHINERY AND EQUIPMENT—9.41%

6,472	3M Co.	550,314

11,460	Baker Hughes, Inc.	368,554

3,100	Caterpillar, Inc.	257,362

38,465	* Cisco Systems, Inc.	934,315

5,140	Deere & Co.	334,357

15,254	* Dell, Inc.	518,026

9,200	* EMC Corp.	118,864

3,565	Hewlett-Packard Co.	81,888

272	Ingersoll-Rand Co (Class A)	18,463
40    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES		VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)

10,603	International Business Machines Corp.	$982,686

353	Pitney Bowes, Inc.	14,339

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,179,168

INSTRUMENTS AND RELATED PRODUCTS—3.82%

11,528	* Boston Scientific Corp.	423,769

149	Eastman Kodak Co.	3,825

3,900	Guidant Corp.	234,780

7,600	Medtronic, Inc.	369,436

5,446	* St. Jude Medical, Inc.	334,112

4,700	* Zimmer Holdings, Inc.	330,880

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,696,802

INSURANCE CARRIERS—5.43%

865	ACE Ltd.	35,828

5,951	Aetna, Inc.	402,169

7,426	American International Group, Inc.	492,195

5,502	* Anthem, Inc.	412,650

9,376	Safeco Corp.	365,008

2,654	St. Paul Cos, Inc.	105,231

35,139	Travelers Property Casualty Corp (Class B)	596,309

	TOTAL INSURANCE CARRIERS	2,409,390

LEATHER AND LEATHER PRODUCTS—0.42%

4,966	* Coach, Inc.	187,467

	TOTAL LEATHER AND LEATHER PRODUCTS	187,467

METAL MINING—0.40%

7,800	Barrick Gold Corp.	177,138

	TOTAL METAL MINING	177,138

MISCELLANEOUS RETAIL—0.58%

3,961	* eBay, Inc.	255,841

	TOTAL MISCELLANEOUS RETAIL	255,841

MOTION PICTURES—1.46%

24,887	* Time Warner, Inc.	447,717

8,502	Walt Disney Co.	198,352

	TOTAL MOTION PICTURES	646,069

NONDEPOSITORY INSTITUTIONS—5.20%

17,238	American Express Co.	831,389

12,151	Fannie Mae	912,054

22,724	MBNA Corp.	564,691

	TOTAL NONDEPOSITORY INSTITUTIONS	2,308,134

OIL AND GAS EXTRACTION—0.85%

2,658	Apache Corp.	215,564

2,532	Burlington Resources, Inc.	140,222

183	Kerr-McGee Corp.	8,508

255	Schlumberger Ltd.	13,954

	TOTAL OIL AND GAS EXTRACTION	378,248

PAPER AND ALLIED PRODUCTS—0.55%

138	Bemis Co.	6,900

263	Boise Cascade Corp.	8,642

4,300	International Paper Co.	185,373

457	Kimberly-Clark Corp.	27,004

600	MeadWestvaco Corp.	17,850

	TOTAL PAPER AND ALLIED PRODUCTS	245,769

PETROLEUM AND COAL PRODUCTS—5.11%

2,052	ChevronTexaco Corp.	177,272

5,200	ConocoPhillips	340,964

42,745	ExxonMobil Corp.	1,752,545

	TOTAL PETROLEUM AND COAL PRODUCTS	2,270,781

PRINTING AND PUBLISHING—0.20%

1,000	Gannett Co, Inc.	89,160

	TOTAL PRINTING AND PUBLISHING	89,160

RAILROAD TRANSPORTATION—1.52%

10,672	Canadian National Railway Co.	675,324

	TOTAL RAILROAD TRANSPORTATION	675,324

TIAA-CREF Life Funds 2003 Annual Report     41
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES		VALUE

SECURITY AND COMMODITY BROKERS—1.34%

1,951	Goldman Sachs Group, Inc.	$192,622

1,700	Lehman Brothers Holdings, Inc.	131,274

4,651	Morgan Stanley	269,153

	TOTAL SECURITY AND COMMODITY BROKERS	593,049

TOBACCO PRODUCTS—1.15%

5,034	Altria Group, Inc.	273,950

3,200	R.J. Reynolds Tobacco Holdings, Inc.	186,080

1,400	UST, Inc.	49,966

	TOTAL TOBACCO PRODUCTS	509,996

TRANSPORTATION EQUIPMENT—2.11%

5,707	Autoliv, Inc.	214,869

7,600	United Technologies Corp.	720,249

	TOTAL TRANSPORTATION EQUIPMENT	935,118

TRUCKING AND WAREHOUSING—1.45%

8,663	United Parcel Service, Inc (Class B)	645,827

	TOTAL TRUCKING AND WAREHOUSING	645,827

WATER TRANSPORTATION—0.68%

8,700	Royal Caribbean Cruises Ltd.	302,673

	TOTAL WATER TRANSPORTATION	302,673

WHOLESALE TRADE—DURABLE GOODS—0.84%

7,109	Johnson & Johnson	367,251

111	W.W. Grainger, Inc.	5,260

	TOTAL WHOLESALE TRADE—DURABLE GOODS	372,511

	TOTAL COMMON STOCK

	(Cost $41,400,531)	44,155,957

	TOTAL PORTFOLIO—99.44%

	(Cost $41,400,748)	44,156,233

	OTHER ASSETS & LIABILITIES, NET—0.56%	246,801

	NET ASSETS—100.00%	$44,403,034

*	Non-income producing
b	In bankruptcy

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $42,659,561. Net unrealized appreciation of portfolio investments aggregated $1,496,672 of which $3,878,070 related to appreciated portfolio investments and $2,381,398 related to depreciated portfolio investments.

For ease of presentation, we have grouped together a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

42    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

Summary By Country

	VALUE	%

DOMESTIC:

United States	$181,234	0.38%

TOTAL DOMESTIC	181,234	0.38

FOREIGN:

Australia	2,421,439	5.09

Belgium	20,367	0.04

China	113,503	0.24

Finland	1,388,049	2.92

France	3,174,695	6.67

Germany	4,127,449	8.68

Greece	233,380	0.49

Hong Kong	463,831	0.98

Ireland	90,931	0.19

Italy	662,594	1.39

Japan	9,509,474	20.00

Netherlands	2,309,323	4.86

New Zealand	173,780	0.37

Portugal	45,663	0.10

Singapore	248,297	0.52

Spain	1,385,283	2.91

Sweden	1,273,607	2.68

Switzerland	8,211,166	17.27

Taiwan	263,427	0.55

United Kingdom	11,256,882	23.67

TOTAL FOREIGN	47,373,140	99.62

TOTAL PORTFOLIO	$47,554,374	100.00%

Summary By Industry

	VALUE	%

CORPORATE BONDS:

Insurance Carriers	$2,743	0.01%

TOTAL CORPORATE BONDS

(Cost $2,026)	2,743	0.01

PREFERRED STOCK:

Printing and Publishing	98,363	0.20

TOTAL PREFERRED STOCK

(Cost $77,286)	98,363	0.20

COMMON STOCK:

Apparel and Other Textile Products	75,917	0.16

Building Materials and Garden Supplies	493,350	1.03

Business Services	3,940,500	8.23

Chemicals and Allied Products	6,097,461	12.74

Coal Mining	113,503	0.24

Communications	1,763,100	3.68

Depository Institutions	7,298,985	15.24

Electric, Gas, and Sanitary Services	2,414,526	5.04

Electronic And Other Electric Equipment	3,484,935	7.28

Engineering and Management Services	601,098	1.26

Fabricated Metal Products	824,923	1.72

Food and Kindred Products	1,334,574	2.79

Food Stores	890,303	1.86

General Building Contractors	214,537	0.45

General Merchandise Stores	51,713	0.11

Heavy Construction, Except Building	1,111,693	2.32

Holding and Other Investment Offices	1,663,442	3.47

Industrial Machinery and Equipment	1,355,650	2.83

Instruments and Related Products	1,459,397	3.05

Insurance Carriers	1,603,578	3.35

Leather and Leather Products	60,500	0.13

Local and Interurban Passenger Transit	113,091	0.24

Metal Mining	628,140	1.31

Miscellaneous Manufacturing Industries	43,781	0.09

Miscellaneous Retail	94,224	0.20

Nondepository Institutions	959,283	2.00

Oil and Gas Extraction	747,491	1.56

Paper and Allied Products	173,790	0.36

Petroleum and Coal Products	2,052,653	4.29

Primary Metal Industries	330,503	0.69

Printing and Publishing	480,339	1.00

Railroad Transportation	151,872	0.32

Real Estate	256,713	0.54

Rubber and Miscellaneous Plastic Products	147,905	0.31

Security and Commodity Brokers	1,484,671	3.10

Special Trade Contractors	23,327	0.05

Stone, Clay, and Glass Products	24,634	0.05

Textile Mill Products	90,025	0.19

Tobacco Products	29,299	0.06

Transportation Equipment	1,040,736	2.17

Trucking and Warehousing	129,533	0.27

Water Transportation	67,883	0.14
TIAA-CREF Life Funds 2003 Annual Report     43
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

	VALUE	%

Wholesale Trade-Durable Goods	$44,042	0.09%

Wholesale Trade-Nondurable Goods	1,485,648	3.10

TOTAL COMMON STOCK

(Cost $39,242,691)	47,453,268	99.11

TOTAL PORTFOLIO

(Cost $39,322,003)	47,554,374	99.32

OTHER ASSETS & LIABILITIES, NET	324,589	0.68

NET ASSETS	$47,878,963	100.00%

SHARES/PRINCIPAL		VALUE

CORPORATE BONDS—0.01%

INSURANCE CARRIERS—0.01%

$136	* AXA 0.009% 12/21/04	$2,743

	TOTAL CORPORATE BONDS

	(Cost $2,026)	2,743

PREFERRED STOCK—0.20%

PRINTING AND PUBLISHING—0.20%

13,055	News Corp Ltd.	98,363

	TOTAL PREFERRED STOCK

	(Cost $77,286)	98,363

COMMON STOCK—99.11%

APPAREL AND OTHER TEXTILE PRODUCTS—0.16%

9,000	Kuraray Co Ltd.	75,917

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	75,917

BUILDING MATERIALS AND GARDEN SUPPLIES—1.03%

34,885	Wolseley plc	493,350

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	493,350

BUSINESS SERVICES—8.23%

11,001	Adecco S.A. (Regd)	707,159

9,440	Public Power Corp.	233,380

3,406	SAP AG	572,034

8,000	Seiko Epson Corp.	373,239

1,534	SGS S.A	962,510

SHARES		VALUE

8,000	Tokyu Corp.	$41,056

107,050	WPP Group plc	1,051,122

	TOTAL BUSINESS SERVICES	3,940,500

CHEMICALS AND ALLIED PRODUCTS—12.74%

4,272	* Actelion NV	461,138

23,226	Akzo Nobel NV	896,462

5,000	Asahi Kasei Corp.	27,153

4,601	AstraZeneca plc (United Kingdom)	220,738

750	Givaudan S.A. (Regd)	389,327

31,738	GlaxoSmithKline plc	727,243

8,900	Kao Corp.	181,039

335	L’Oreal S.A	27,466

40,000	Mitsubishi Chemical Corp.	104,134

27,328	Novartis AG. (Regd)	1,240,725

44,410	Reckitt Benckiser plc	1,004,888

428	Roche Holding AG. (Genusscheine)	43,172

3,000	Sankyo Co Ltd.	56,406

200	Shin-Etsu Chemical Co Ltd.	8,174

12,000	Shionogi & Co Ltd.	223,495

6,000	Shiseido Co Ltd.	72,950

9,000	Showa Denko KK	20,239

7,900	Takeda Chemical Industries Ltd.	313,287

19,000	Toray Industries, Inc.	79,425

	TOTAL CHEMICALS AND ALLIED PRODUCTS	6,097,461

COAL MINING—0.24%

43,090	Byd Co Ltd (H Shs)	113,503

	TOTAL COAL MINING	113,503

COMMUNICATIONS—3.68%

99	* Antena 3 Television S.A.	4,363

49,290	Telecom Corp of New Zealand Ltd.	173,780

830	Nippon Television Network Corp.	123,373

15	Nippon Telegraph & Telephone Corp.	72,362

42	KDDI Corp.	240,627

77	NTT Docomo, Inc.	174,592

23,322	* Ericsson (LM) (B Shs)	41,813

29,415	Telefonica S.A	431,875

1,570	* France Telecom S.A	44,874
44    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

COMMUNICATIONS—(Continued)

154	* Marconi Corp plc	$92

183,656	Vodafone Group plc	455,349

	TOTAL COMMUNICATIONS	1,763,100

DEPOSITORY INSTITUTIONS—15.24%

31,446	ABN Amro Holding NV	735,775

5,663	Allied Irish Banks plc	90,931

8,250	Australia & New Zealand Banking Group Ltd.	109,898

5,891	Banca Monte dei Paschi di Siena S.p.A	18,614

7,712	Banco Bilbao Vizcaya Argentaria S.A.	106,517

20,453	Banco Comercial Portugues S.A. (Regd)	45,663

71,135	Banco Santander Central Hispano S.A.	842,529

31,000	Bank Of Yokohama Ltd.	144,052

8,686	Barclays plc	77,474

6,185	BNP Paribas	389,449

6,869	* Commonwealth Bank of Australia	152,417

8,733	Credit Agricole S.A	208,521

6,019	DBS Group Holdings Ltd.	52,099

17,622	ForeningsSparbanken AB	346,547

1,013	Fortis	20,367

12,800	Hang Seng Bank Ltd.	168,169

48,919	HSBC Holdings plc (United Kingdom)	768,886

27,000	Mitsubishi Securities Co Ltd.	294,010

37	Mitsubishi Tokyo Financial Group, Inc.	288,626

8,477	National Australia Bank Ltd.	191,291

854	Nordea AB (Sweden)	6,409

5,000	Oversea-Chinese Banking Corp Ltd.	35,624

33,588	Royal Bank Of Scotland Group plc	989,700

8,000	Shizuoka Bank Ltd.	59,121

804	Societe Generale (A Shs)	70,989

49,958	Standard Chartered plc	825,014

1,705	UBS AG. (Regd)	116,769

7,000	United Overseas Bank Ltd.	54,407

7,397	Westpac Banking Corp.	89,117

	TOTAL DEPOSITORY INSTITUTIONS	7,298,985

ELECTRIC, GAS, AND SANITARY SERVICES—5.04%

8,700	Chubu Electric Power Co, Inc.	181,436

20,419	E.ON AG	1,332,590

6,000	Kyushu Electric Power Co, Inc.	103,182

3,281	Puma AG. Rudolf Dassler Sport	579,389

6,900	Tokyo Electric Power Co, Inc.	151,302

2,475	United Utilities plc	21,954

2,430	United Utilities plc (A Shs)	13,246

8	West Japan Railway Co.	31,427

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,414,526

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.28%

2,240	Advantest Corp.	177,662

1	* ARM Holdings plc	2

23,091	* ASML Holding NV	457,858

2,300	Hirose Electric Co Ltd.	263,973

4,300	Kyocera Corp.	286,479

8,000	Matsushita Electric Industrial Co Ltd.	110,628

4,000	Matsushita Electric Works Ltd.	35,943

1,500	NEC Electronics Corp.	109,732

80,266	Nokia Oyj	1,388,049

11,300	Sony Corp.	391,182

140,840	* Taiwan Semiconductor Manufacturing Co Ltd.	263,427

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,484,935

ENGINEERING AND MANAGEMENT SERVICES—1.26%

181,995	Michael Page International plc	601,098

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	601,098

TIAA-CREF Life Funds 2003 Annual Report     45
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

FABRICATED METAL PRODUCTS—1.72%

1,678	Geberit AG. (Regd)	$824,923

	TOTAL FABRICATED METAL PRODUCTS	824,923

FOOD AND KINDRED PRODUCTS—2.79%

15,000	Ajinomoto Co, Inc.	172,576

2,100	Asahi Breweries Ltd.	19,144

27,179	Coca-Cola Amatil Ltd.	127,578

3,571	Groupe Danone	582,854

359	Nestle S.A. (Regd)	89,696

2,980	Pernod-Ricard	331,340

5,597	* Southcorp Ltd.	11,386

	TOTAL FOOD AND KINDRED PRODUCTS	1,334,574

FOOD STORES—1.86%

17	* Casino Guichard-Perrachon B Wts 12/15/05	12

2,000	Ito-Yokado Co Ltd.	62,891

1,000	* Mycal Corp.	9

4,806	Sainsbury (J) plc	26,907

173,486	Tesco plc	800,484

	TOTAL FOOD STORES	890,303

GENERAL BUILDING CONTRACTORS—0.45%

84,892	Allgreen Properties Ltd.	55,985

18,000	Sumitomo Realty & Development Co Ltd.	158,552

	TOTAL GENERAL BUILDING CONTRACTORS	214,537

GENERAL MERCHANDISE STORES—0.11%

5,000	Daimaru, Inc.	27,760

3,802	Marks & Spencer Group plc	19,670

600	Takashimaya Co Ltd.	4,283

	TOTAL GENERAL MERCHANDISE STORES	51,713

HEAVY CONSTRUCTION, EXCEPT BUILDING—2.32%

13,425	Vinci S.A.	1,111,693

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,111,693

HOLDING AND OTHER INVESTMENT OFFICES—3.47%

1,900	Hutchison Whampoa Ltd.	14,011

36,340	Investa Property Group	53,666

1,325	iShares MSCI EAFE Index Fund	181,234

58,027	Macquarie Infrastructure Group	148,650

10,391	Nobel Biocare Holding AG	1,052,333

52,000	* Orient Corp.	109,172

14,000	Sumitomo Corp.	104,376

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,663,442

INDUSTRIAL MACHINERY AND EQUIPMENT—2.83%

1,000	Makita Corp.	10,012

24,000	Mitsubishi Heavy Industries Ltd.	66,735

1,730	Rieter Holding AG	400,065

25,498	Sandvik AB	878,838

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,355,650

INSTRUMENTS AND RELATED PRODUCTS—3.05%

5,000	Canon, Inc.	232,808

10,000	Citizen Watch Co Ltd.	91,910

1,000	Fuji Photo Film Co Ltd.	32,285

1,300	Keyence Corp.	274,023

837	Synthes-Stratec, Inc	828,371

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,459,397

INSURANCE CARRIERS—3.35%

901	Allianz AG. (Regd)	113,739

10,587	AMP Ltd.	39,964

10,845	Converium Holding AG	576,559

19	Millea Holdings, Inc.	248,204

880	Muenchener Rueckver AG. (Regd)	106,692

3,602	Zurich Financial Services AG	518,420

	TOTAL INSURANCE CARRIERS	1,603,578

46    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

LEATHER AND LEATHER PRODUCTS—0.13%

22,000	Yue Yuen Industrial Holdings	$60,500

	TOTAL LEATHER AND LEATHER PRODUCTS	60,500

LOCAL AND INTERURBAN PASSENGER TRANSIT—0.24%

24	East Japan Railway Co.	113,091

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	113,091

METAL MINING—1.31%

40,285	Alumina Ltd.	199,417

43,000	Mitsubishi Materials Corp.	66,203

16,761	Newcrest Mining Ltd.	163,540

5	Newmont Mining Corp (Chess)	25

46,902	* WMC Resources Ltd.	198,955

	TOTAL METAL MINING	628,140

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.09%

4,600	* Sega Corp.	43,781

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	43,781

MISCELLANEOUS RETAIL—0.20%

27,000	Nippon Mining Holdings, Inc.	94,224

	TOTAL MISCELLANEOUS RETAIL	94,224

NONDEPOSITORY INSTITUTIONS—2.00%

92,000	* China Life Insurance Co Ltd (H Shs)	75,249

5,300	Credit Saison Co Ltd.	119,679

1,967	HBOS plc	25,476

29,600	* Hypo Real Estate Holding	738,879

	TOTAL NONDEPOSITORY INSTITUTIONS	959,283

OIL AND GAS EXTRACTION—1.56%

55,964	Origin Energy Ltd.	200,289

19,151	Shell Transport & Trading Co plc	142,447

2,177	Total S.A.	404,755

	TOTAL OIL AND GAS EXTRACTION	747,491

PAPER AND ALLIED PRODUCTS—0.36%

6,000	NGK Insulators Ltd.	44,789

25	Nippon Unipac Holding	129,001

	TOTAL PAPER AND ALLIED PRODUCTS	173,790

PETROLEUM AND COAL PRODUCTS—4.29%

37,237	BHP Billiton Ltd.	342,005

100,196	BP plc	812,528

33,346	ENI S.p.A.	629,233

4,158	Royal Dutch Petroleum Co.	219,228

6,000	TonenGeneral Sekiyu KK	49,659

	TOTAL PETROLEUM AND COAL PRODUCTS	2,052,653

PRIMARY METAL INDUSTRIES—0.69%

154,000	Nippon Steel Corp.	330,503

	TOTAL PRIMARY METAL INDUSTRIES	330,503

PRINTING AND PUBLISHING—1.00%

9,171	News Corp Ltd.	82,850

47,521	Reed Elsevier plc	397,489

	TOTAL PRINTING AND PUBLISHING	480,339

RAILROAD TRANSPORTATION—0.32%

38,176	Brambles Industries Ltd.	151,872

	TOTAL RAILROAD TRANSPORTATION	151,872

REAL ESTATE—0.54%

17,512	CapitaLand Ltd.	15,983

13,600	Cheung Kong Holdings Ltd.	108,171

9,600	City Developments Ltd.	34,199

60,389	Commonwealth Property Office Fund	52,325

900	Mitsui Fudosan Co Ltd.	8,129

15,000	* New World Development Co Ltd.	12,076
TIAA-CREF Life Funds 2003 Annual Report     47
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

REAL ESTATE—(Continued)

46	Stockland	$175

3,100	Sun Hung Kai Properties Ltd.	25,655

	TOTAL REAL ESTATE	256,713

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.31%

11,000	Bridgestone Corp.	147,905

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	147,905

SECURITY AND COMMODITY BROKERS—3.10%

10,587	* HHG plc	7,658

37,478	Man Group plc	980,204

15,000	Mitsubishi Corp.	159,000

6,000	Mitsui & Co Ltd.	48,316

17,000	Nomura Holdings, Inc.	289,493

	TOTAL SECURITY AND COMMODITY BROKERS	1,484,671

SPECIAL TRADE CONTRACTORS—0.05%

5,000	Kinden Corp.	23,327

	TOTAL SPECIAL TRADE CONTRACTORS	23,327

STONE, CLAY, AND GLASS PRODUCTS—0.05%

3,000	Asahi Glass Co Ltd.	24,634

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	24,634

TEXTILE MILL PRODUCTS—0.19%

24,000	Mitsubishi Rayon Co Ltd.	90,025

	TOTAL TEXTILE MILL PRODUCTS	90,025

TOBACCO PRODUCTS—0.06%

4	Japan Tobacco, Inc.	29,299

	TOTAL TOBACCO PRODUCTS	29,299

TRANSPORTATION EQUIPMENT—2.17%

1,923	* Fiat S.p.A	14,748

7,000	Honda Motor Co Ltd.	310,900

19,000	Nissan Motor Co Ltd.	217,001

14,100	Toyota Motor Corp.	476,271

2,000	Yamaha Motor Co Ltd.	21,816

	TOTAL TRANSPORTATION EQUIPMENT	1,040,736

TRUCKING AND WAREHOUSING—0.27%

11,000	Yamato Transport Co Ltd.	129,533

	TOTAL TRUCKING AND WAREHOUSING	129,533

WATER TRANSPORTATION—0.14%

15,000	Nippon Yusen Kabushiki Kaisha	67,883

	TOTAL WATER TRANSPORTATION	67,883

WHOLESALE TRADE-DURABLE GOODS—0.09%

4,000	Mitsumi Electric Co Ltd.	44,042

	TOTAL WHOLESALE TRADE-DURABLE GOODS	44,042

WHOLESALE TRADE-NONDURABLE GOODS—3.10%

58,148	British American Tobacco plc	801,522

14,106	Celesio AG	684,126

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,485,648

	TOTAL COMMON STOCK

	(Cost $39,242,691)	47,453,268

	TOTAL PORTFOLIO—99.32%

	(Cost $39,322,003)	47,554,374

	OTHER ASSETS & LIABILITIES, NET—0.68%	324,589

	NET ASSETS—100.00%	$47,878,963

*	Non-income producing

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $39,760,229. Net unrealized appreciation of portfolio investments aggregated $7,794,145 of which $9,139,934 related to appreciated portfolio investments and $1,345,789 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

48    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

Summary By Industry

	VALUE	%

COMMON STOCK:

Agricultural Production-Crops	$7,620	0.01%

Agricultural Services	14,375	0.01

Amusement and Recreation Services	160,520	0.14

Apparel and Accessory Stores	667,666	0.56

Apparel and Other Textile Products	177,040	0.15

Auto Repair, Services and Parking	31,157	0.02

Automotive Dealers and Service Stations	197,028	0.17

Building Materials and Garden Supplies	1,276,861	1.08

Business Services	7,876,535	6.66

Chemicals and Allied Products	13,251,604	11.20

Coal Mining	53,676	0.05

Communications	6,061,982	5.12

Depository Institutions	12,413,507	10.49

Eating and Drinking Places	776,514	0.66

Educational Services	245,071	0.21

Electric, Gas, and Sanitary Services	3,898,724	3.30

Electronic and Other Electric Equipment	9,718,769	8.21

Engineering and Management Services	925,700	0.78

Fabricated Metal Products	735,838	0.62

Food and Kindred Products	3,828,435	3.24

Food Stores	514,157	0.44

Forestry	142,464	0.12

Furniture and Fixtures	360,752	0.31

Furniture and Homefurnishings Stores	437,957	0.37

General Building Contractors	413,903	0.36

General Merchandise Stores	2,640,921	2.23

Health Services	893,449	0.76

Heavy Construction, Except Building	10,253	0.01

Holding and Other Investment Offices	5,079,205	4.29

Hotels and Other Lodging Places	323,938	0.27

Industrial Machinery and Equipment	8,519,571	7.20

Instruments and Related Products	3,318,802	2.80

Insurance Agents, Brokers and Service	473,026	0.40

Insurance Carriers	5,369,648	4.54

Justice, Public Order and Safety	2,280	0.00

Leather and Leather Products	104,525	0.09

Legal Services	4,310	0.00

Lumber and Wood Products	107,095	0.09

Metal Mining	331,545	0.28

Miscellaneous Manufacturing Industries	170,388	0.14

Miscellaneous Retail	1,402,371	1.19

Motion Pictures	1,609,491	1.36

Nondepository Institutions	2,587,980	2.19

Nonmetallic Minerals, Except Fuels	51,630	0.04

Oil and Gas Extraction	1,624,823	1.37

Paper and Allied Products	834,997	0.71

Personal Services	227,701	0.19

Petroleum and Coal Products	4,346,774	3.67

Primary Metal Industries	597,952	0.51

Printing and Publishing	950,931	0.80

Railroad Transportation	478,837	0.40

Real Estate	74,432	0.06

Rubber and Miscellaneous Plastic Products	259,887	0.22

Security and Commodity Brokers	2,366,948	2.00

Social Services	5,250	0.00

Special Trade Contractors	44,187	0.04

Stone, Clay, and Glass Products	203,683	0.17

Textile Products	49,716	0.04

Tobacco Products	1,218,069	1.03

Transportation By Air	447,769	0.38

Transportation Equipment	2,944,797	2.49

Transportation Services	111,975	0.09

Trucking and Warehousing	481,785	0.41

Water Transportation	34,151	0.03

Wholesale Trade-Durable Goods	1,947,673	1.65

Wholesale Trade– Nondurable Goods	901,692	0.76

TOTAL COMMON STOCK

(Cost $129,304,559)	117,342,312	99.18

SHORT TERM INVESTMENTS:

U.S. Government And Agencies Discount Notes	1,139,940	0.96

TOTAL SHORT TERM INVESTMENTS

(Cost $1,139,956)	1,139,940	0.96

TIAA-CREF Life Funds 2003 Annual Report     49
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

	VALUE	%

TOTAL PORTFOLIO

(Cost $130,444,515)	$118,482,252	100.14%

OTHER ASSETS & LIABILITIES, NET	(162,615)	(0.14)

NET ASSETS	$118,319,637	100.00%

SHARES		VALUE

COMMON STOCK—99.18%

AGRICULTURAL PRODUCTION— CROPS—0.01%

300	Delta & Pine Land Co	$7,620

	TOTAL AGRICULTURAL PRODUCTION-CROPS	7,620

AGRICULTURAL SERVICES—0.01%

464	* VCA Antech, Inc	14,375

	TOTAL AGRICULTURAL SERVICES	14,375

AMUSEMENT AND RECREATION SERVICES—0.14%

604	* Alliance Gaming Corp	14,889

240	* Argosy Gaming Co	6,238

300	* Aztar Corp	6,750

300	* Bally Total Fitness Holding Corp	2,100

134	Churchill Downs, Inc	4,851

70	Dover Downs Gaming & Entertainment, Inc	662

100	Dover Motorsport, Inc	350

200	* Gaylord Entertainment Co	5,970

1,149	Harrah’s Entertainment, Inc	57,186

354	International Speedway Corp (Class A)	15,810

162	* Isle Of Capri Casinos, Inc	3,478

500	* Magna Entertainment Corp (Class A)	2,535

194	* MTR Gaming Group, Inc	1,998

94	* Multimedia Games, Inc	3,863

324	* Penn National Gaming, Inc	7,478

800	* Six Flags, Inc	6,016

100	Speedway Motorsports, Inc	2,892

356	Station Casinos, Inc	10,904

200	* WMS Industries, Inc	5,240

100	World Wrestling Federation Entertainment, Inc	1,310

	TOTAL AMUSEMENT AND RECREATION SERVICES	160,520

APPAREL AND ACCESSORY STORES—0.56%

984	* Abercrombie & Fitch Co (Class A)	24,315

114	* Aeropostale, Inc	3,126

468	* American Eagle Outfitters, Inc	7,675

360	* AnnTaylor Stores Corp	14,040

100	* Bebe Stores, Inc	2,599

65	Buckle, Inc	1,440

200	Burlington Coat Factory Warehouse Corp	4,232

318	* Casual Male Retail Group, Inc	2,207

100	Cato Corp (Class A)	2,050

70	* Charlotte Russe Holding, Inc	970

1,100	* Charming Shoppes, Inc	5,940

868	* Chico’s FAS, Inc	32,073

100	* Children’s Place Retail Stores, Inc	2,673

390	Christopher & Banks Corp	7,617

778	Claire’s Stores, Inc	14,658

46	Deb Shops, Inc	989

300	* Dress Barn, Inc	4,497

300	* Finish Line, Inc (Class A)	8,991

1,591	Foot Locker, Inc	37,309

200	* Footstar, Inc	770

6,598	Gap, Inc	153,140

200	* Genesco, Inc	3,026

145	Goody’s Family Clothing, Inc	1,357

277	* Gymboree Corp	4,773

450	* Hot Topic, Inc	13,257

47	* JOS A. Bank Clothiers, Inc	1,630

4,205	Limited Brands, Inc	75,816

43	* Mothers Work, Inc	1,049

790	Nordstrom, Inc	27,097

100	Oshkosh B’gosh, Inc (Class A)	2,146
50    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

APPAREL AND ACCESSORY STORES—(Continued)

875	* Pacific Sunwear Of California, Inc	$18,480

600	* Payless Shoesource, Inc	8,040

1,454	Ross Stores, Inc	38,429

66	* Shoe Carnival, Inc	1,175

183	* Stage Stores, Inc	5,106

232	Talbots, Inc	7,141

5,068	TJX Cos, Inc	111,749

359	* Too, Inc	6,060

200	* Urban Outfitters, Inc	7,410

229	* Wet Seal, Inc (Class A)	2,265

100	* Wilsons The Leather Experts, Inc	349

	TOTAL APPAREL AND ACCESSORY STORES	667,666

APPAREL AND OTHER TEXTILE PRODUCTS—0.15%

182	* Collins & Aikman Corp	788

100	* Columbia Sportswear Co	5,450

100	* Guess?, Inc	1,207

1,270	Jones Apparel Group, Inc	44,742

300	Kellwood Co	12,300

1,010	Liz Claiborne, Inc	35,815

200	Oxford Industries, Inc	6,776

262	Phillips-Van Heusen Corp	4,648

392	Polo Ralph Lauren Corp	11,290

571	* Quiksilver, Inc	10,124

881	VF Corp	38,094

364	* Warnaco Group, Inc	5,806

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	177,040

AUTO REPAIR, SERVICES AND PARKING—0.02%

300	Central Parking Corp	4,479

241	* Dollar Thrifty Automotive Group, Inc	6,252

51	* Midas, Inc	729

73	* Monro Muffler Brake, Inc	1,461

534	Ryder System, Inc	18,236

	TOTAL AUTO REPAIR, SERVICES AND PARKING	31,157

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.17%

184	* Advance Auto Parts	14,978

43	* America’s Car Mart, Inc	1,158

200	* Asbury Automotive Group, Inc	3,582

1,539	* Autonation, Inc	28,271

666	* Autozone, Inc	56,750

809	* Carmax, Inc	25,022

617	* Copart, Inc	10,181

350	* CSK Auto Corp	6,570

300	* Group 1 Automotive, Inc	10,857

100	Lithia Motors, Inc (Class A)	2,521

200	* MarineMax, Inc	3,886

500	* O’Reilly Automotive, Inc	19,180

287	Sonic Automotive, Inc	6,578

155	United Auto Group, Inc	4,852

95	* West Marine, Inc	2,642

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	197,028

BUILDING MATERIALS AND GARDEN SUPPLIES—1.08%

100	Building Materials Holding Corp	1,553

166	* Central Garden & Pet Co	4,653

600	Fastenal Co	29,964

22,745	Home Depot, Inc	807,220

1,000	* Louisiana-Pacific Corp	17,880

7,503	Lowe’s Cos	415,591

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,276,861

BUSINESS SERVICES—6.66%

3,100	* 3Com Corp	25,327

150	Aaron Rents, Inc	3,020

347	ABM Industries, Inc	6,041

369	* ActivCard Corp	2,908

892	* Activision, Inc	16,234

634	* Acxiom Corp	11,773

200	* Administaff, Inc	3,476

2,300	Adobe Systems, Inc	90,390

300	* Advent Software, Inc	5,229

261	Advo, Inc	8,289

383	* Aether Systems, Inc	1,819

1,176	* Affiliated Computer Services, Inc (Class A)	64,045
TIAA-CREF Life Funds 2003 Annual Report     51
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

455	* Agile Software Corp	$4,505

1,400	* Akamai Technologies, Inc	15,050

334	* Alliance Data Systems Corp	9,245

90	* Altiris, Inc	3,283

371	* American Management Systems, Inc	5,591

190	* AMN Healthcare Services, Inc	3,260

68	* Ansoft Corp	872

107	* Ansys, Inc	4,248

137	* Anteon International Corp	4,939

200	* APAC Customer Services, Inc	520

800	* Aquantive, Inc	8,200

280	* Arbitron, Inc	11,682

3,427	* Ariba, Inc	10,281

200	* Armor Holdings, Inc	5,262

562	* Ascential Software Corp	14,573

313	* Asiainfo Holdings, Inc	2,091

364	* Ask Jeeves, Inc	6,596

400	* Aspect Communications Corp	6,304

300	* Aspen Technology, Inc	3,078

274	* At Road, Inc	3,644

140	* Atari, Inc	588

294	* Autobytel, Inc	2,670

1,100	Autodesk, Inc	27,038

5,820	Automatic Data Processing, Inc	230,530

148	Barra, Inc	5,253

3,915	* BEA Systems, Inc	48,155

900	* Bisys Group, Inc	13,392

2,154	* BMC Software, Inc	40,172

600	* Borland Software Corp	5,838

170	Brady Corp (Class A)	6,928

496	Brink’s Co	11,215

270	* Broadvision, Inc	1,150

1,895	* Brocade Communications Systems, Inc	10,953

250	* CACI International, Inc (Class A)	12,155

2,866	* Cadence Design Systems, Inc	51,531

304	* Catalina Marketing Corp	6,129

113	* CCC Information Services Group, Inc	1,910

100	CDI Corp	3,275

9,860	* Cendant Corp	219,582

1,259	* Ceridian Corp	26,363

322	* Cerner Corp	12,188

578	Certegy, Inc	18,958

873	* Checkfree Corp	24,138

937	* ChoicePoint, Inc	35,690

532	* Ciber, Inc	4,607

1,454	* Citrix Systems, Inc	30,839

3,885	* CMGI, Inc	6,915

965	* CNET Networks, Inc	6,581

683	* Cognizant Technology Solutions Corp	31,172

4,689	Computer Associates International, Inc	128,197

288	* Computer Horizons Corp	1,132

65	Computer Programs & Systems, Inc	1,308

1,692	* Computer Sciences Corp	74,837

4,700	* Compuware Corp	28,388

146	* Concord Communications, Inc	2,916

241	* Concur Technologies, Inc	2,333

1,345	* Convergys Corp	23,484

140	* CoStar Group, Inc	5,835

485	* CSG Systems International, Inc	6,058

107	* Cyberguard Corp	933

689	* D&B Corp	34,939

100	* Datastream Systems, Inc	785

500	Deluxe Corp	20,665

500	* Dendrite International, Inc	7,835

100	* Digimarc Corp	1,330

500	* Digital Insight Corp	12,450

246	* Digital River, Inc	5,437

370	* Digitalthink, Inc	1,040

1,000	* DoubleClick, Inc	10,220

745	* DST Systems, Inc	31,111

1,050	* E.piphany, Inc	7,571

1,405	* Earthlink, Inc	14,050

298	* Echelon Corp	3,320

318	* Eclipsys Corp	3,702

122	* eCollege.com, Inc	2,252

375	* eFunds Corp	6,506

100	Electro Rent Corp	1,334

2,282	* Electronic Arts, Inc	109,034
52    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

4,550	Electronic Data Systems Corp	$111,657

100	* Embarcadero Technologies, Inc	1,595

1,737	* Enterasys Networks, Inc	6,514

400	* Entrust, Inc	1,632

398	* Epicor Software Corp	5,078

90	* EPIQ Systems, Inc	1,542

1,600	Equifax, Inc	39,200

248	* eSpeed, Inc (Class A)	5,806

1,016	* Extreme Networks, Inc	7,325

300	* F5 Networks, Inc	7,530

200	Factset Research Systems, Inc	7,642

455	Fair Isaac Corp	22,368

300	* Filenet Corp	8,124

117	* FindWhat.com	2,194

7,373	First Data Corp	302,957

1,848	* Fiserv, Inc	73,014

360	* Freemarkets, Inc	2,408

220	* Gerber Scientific, Inc	1,751

274	* Getty Images, Inc	13,736

144	Gevity HR, Inc	3,203

5	Grey Global Group, Inc	3,415

95	* Group 1 Software, Inc	1,674

100	* GSI Commerce, Inc	976

527	GTECH Holdings Corp	26,081

340	* Harris Interactive, Inc	2,822

85	Healthcare Services Group	1,640

200	* Heidrick & Struggles International, Inc	4,360

600	Henry (Jack) & Associates, Inc	12,348

600	* Homestore, Inc	2,838

63	* Hudson Highland Group, Inc	1,503

400	* Hyperion Solutions Corp	12,056

200	* IDX Systems Corp	5,364

213	* iGate Corp	1,672

300	Imation Corp	10,545

2,296	IMS Health, Inc	57,079

674	* Informatica Corp	6,942

267	* Infospace, Inc	6,154

311	* infoUSA, Inc	2,308

100	Integral Systems, Inc	2,152

516	* Intelidata Technologies Corp	851

275	* Interactive Data Corp	4,554

24	* InterActiveCorp	1,025

411	* Intergraph Corp	9,831

452	* Internet Security Systems, Inc	8,511

52	Interpool, Inc	754

4,177	* Interpublic Group Of Cos, Inc	65,161

201	* Interwoven, Inc	2,541

152	* Intrado, Inc	3,336

1,710	* Intuit, Inc	90,476

669	* Iron Mountain, Inc	26,452

245	* JDA Software Group, Inc	4,045

3,156	* Juniper Networks, Inc	58,954

243	* Kana Software, Inc	819

500	* Keane, Inc	7,320

300	Kelly Services, Inc (Class A)	8,562

200	* Keynote Systems, Inc	2,380

264	* KFX, Inc	1,993

300	* Korn/Ferry International	4,002

456	* Kroll, Inc	11,856

56	* Kronos Worldwide, Inc	1,254

298	* Kronos, Inc	11,804

350	* Labor Ready, Inc	4,585

721	* Lamar Advertising Co	26,908

238	* Lionbridge Technologies	2,287

628	* Looksmart Ltd	973

620	* Macromedia, Inc	11,061

400	* Macrovision Corp	9,036

170	* Magma Design Automation, Inc	3,968

311	* Manhattan Associates, Inc	8,596

700	Manpower, Inc	32,956

139	* Mantech International Corp (Class A)	3,468

500	* Manugistics Group, Inc	3,125

680	* Matrixone, Inc	4,189

85	McGrath RentCorp	2,316

71	* Medical Staffing Network Holdings, Inc	777

136	* MedQuist, Inc	2,184

100	* Memberworks, Inc	2,717

600	* Mentor Graphics Corp	8,724

683	* Mercury Interactive Corp	33,221

700	* Micromuse, Inc	4,830

88,141	Microsoft Corp	2,427,403

100	* MicroStrategy, Inc	5,248

300	* Midway Games, Inc	1,164

733	* Mindspeed Technologies, Inc	5,021

952	* Monster Worldwide, Inc	20,906
TIAA-CREF Life Funds 2003 Annual Report     53
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

800	* MPS Group, Inc	$7,480

300	* MRO Software, Inc	4,038

306	* MSC.Software Corp	2,892

142	* Nassda Corp	1,030

300	National Instruments Corp	13,641

200	* National Processing, Inc	4,710

172	* NCO Group, Inc	3,916

897	* NCR Corp	34,804

300	NDCHealth Corp	7,686

82	* Neoforma, Inc	872

146	* Neoware Systems, Inc	2,000

247	* Netegrity, Inc	2,547

398	* NETIQ Corp	5,274

100	* Netratings, Inc	1,143

100	* Netscout Systems, Inc	760

371	* NetScreen Technologies, Inc	9,182

1,886	* Network Associates, Inc	28,365

238	* Network Equipment Technologies, Inc	2,618

310	* NIC, Inc	2,489

3,267	* Novell, Inc	34,369

158	* Nuance Communications, Inc	1,207

200	* NYFIX, Inc	1,590

1,821	Omnicom Group, Inc	159,028

100	* Opnet Technologies, Inc	1,646

503	* Opsware, Inc	3,722

38,685	* Oracle Corp	510,642

200	* Packeteer, Inc	3,396

94	* PalmSource, Inc	2,048

2,279	* Parametric Technology Corp	8,979

207	* PC-Tel, Inc	2,196

300	* PDF Solutions, Inc	4,470

76	* PDI, Inc	2,038

62	* PEC Solutions, Inc	1,051

261	* Pegasus Solutions, Inc	2,733

3,476	* Peoplesoft, Inc	79,253

600	* Perot Systems Corp (Class A)	8,088

230	* Pixar, Inc	15,937

262	* Portal Software, Inc	1,763

200	* ProcureNet, Inc	30

300	* Progress Software Corp	6,138

390	* Pumatech, Inc	1,552

108	* QAD, Inc	1,324

35	* Quality Systems, Inc	1,561

295	* Quest Software, Inc	4,189

176	* R.H. Donnelley Corp	7,012

300	* Radiant Systems, Inc	2,523

187	* Radisys Corp	3,153

397	* Raindance Communications, Inc	1,092

732	* RealNetworks, Inc	4,180

1,031	* Red Hat, Inc	19,352

1,134	b* Redback Networks, Inc	262

171	* Register.com, Inc	898

100	* Renaissance Learning, Inc	2,408

635	* Rent-A-Center, Inc	18,974

200	* Rent-Way, Inc	1,638

567	* Retek, Inc	5,262

128	* Rewards Network, Inc	1,364

533	Reynolds & Reynolds Co (Class A)	15,484

1,313	* Robert Half International, Inc	30,645

150	Rollins, Inc	3,383

200	* Roxio, Inc	958

850	* RSA Security, Inc	12,070

900	* S1 Corp	7,245

90	* SafeNet, Inc	2,769

273	* SAFLINK Corp	734

100	* Sanchez Computer Associates, Inc	415

700	* Sapient Corp	3,920

632	* Scansoft, Inc	3,362

336	* Secure Computing Corp	6,018

175	* Seebeyond Technology Corp	751

446	* Serena Software, Inc	8,184

3,775	* Siebel Systems, Inc	52,359

128	* SM&A	1,498

178	* Sohu.com, Inc	5,342

542	* SonicWALL, Inc	4,228

375	* Sotheby’s Holdings, Inc (Class A)	5,123

122	* Source Interlink Cos, Inc	1,296

624	* Spherion Corp	6,109

100	* SPSS, Inc	1,788

89	* SRA International, Inc (Class A)	3,836

72	SS&C Technologies, Inc	2,012

100	Startek, Inc	4,079

185	* Stellent, Inc	1,820

73	* Stratasys, Inc	1,990

32,750	* Sun Microsystems, Inc	147,048

2,600	* SunGard Data Systems, Inc	72,046
54    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

261	* SupportSoft, Inc	$3,432

1,054	* Sybase, Inc	21,691

200	* Sykes Enterprises, Inc	1,712

2,800	* Symantec Corp	97,020

1,382	* Synopsys, Inc	46,656

100	* Synplicity, Inc	783

300	* Systems & Computer Technology Corp	4,905

457	* Take-Two Interactive Software, Inc	13,166

143	Talx Corp	3,293

300	* TeleTech Holdings, Inc	3,390

525	* THQ, Inc	8,878

1,067	* TIBCO Software, Inc	7,224

132	* Tier Technologies, Inc (Class B)	1,078

600	* Titan Corp	13,086

300	Total System Services, Inc	9,339

183	* TradeStation Group, Inc	1,621

300	* Transaction Systems Architects, Inc (Class A)	6,789

200	* Trizetto Group, Inc	1,290

296	* Tyler Technologies, Inc	2,850

3,157	* Unisys Corp	46,881

450	* United Online, Inc	7,556

484	* United Rentals, Inc	9,322

150	* Universal Compression Holdings, Inc	3,924

631	* Valueclick, Inc	5,729

236	* Vastera, Inc	944

65	* Verint Systems, Inc	1,466

1,938	* VeriSign, Inc	31,589

4,065	* Veritas Software Corp	151,055

236	* Verity, Inc	3,939

1,053	Viad Corp	26,325

2,103	* Vignette Corp	4,774

328	* VitalWorks, Inc	1,450

150	* Vitria Technology, Inc	1,065

100	* Volt Information Sciences, Inc	2,260

200	* WatchGuard Technologies, Inc	1,164

227	* WebEx Communications, Inc	4,563

2,498	* WebMD Corp	22,457

481	* webMethods, Inc	4,401

390	* Websense, Inc	11,404

735	* Westwood One, Inc	25,144

592	* Wind River Systems, Inc	5,186

5,328	* Yahoo!, Inc	240,666

	TOTAL BUSINESS SERVICES	7,876,535

CHEMICALS AND ALLIED PRODUCTS—11.20%

15,331	Abbott Laboratories	714,425

745	* Abgenix, Inc	9,283

139	* Able Laboratories, Inc	2,512

93	Aceto Corp	2,375

309	* Adolor Corp	6,186

2,291	Air Products & Chemicals, Inc	121,034

276	* Albany Molecular Research, Inc	4,146

237	Albemarle Corp	7,103

525	Alberto-Culver Co (Class B)	33,117

200	* Alexion Pharmaceuticals, Inc	3,404

502	* Alkermes, Inc	6,777

1,235	Allergan, Inc	94,860

334	Alpharma, Inc (Class A)	6,713

355	* Alteon, Inc	557

123	* American Pharmaceutical Partners, Inc	4,133

12,708	* Amgen, Inc	785,354

1,000	* Amylin Pharmaceuticals, Inc	22,220

570	* Andrx Corp	13,703

226	* Aphton Corp	1,356

200	Arch Chemicals, Inc	5,132

111	* Arena Pharmaceuticals, Inc	688

383	* Atherogenics, Inc	5,726

188	* Atrix Laboratories, Inc	4,520

637	* Avant Immunotherapeutics, Inc	1,745

1,177	Avery Dennison Corp	65,936

218	* AVI BioPharma, Inc	887

2,364	Avon Products, Inc	159,546

432	* Barr Pharmaceuticals, Inc	33,242

111	* Benthley Pharmaceuticals, Inc	1,476

2,804	* Biogen Idec, Inc	103,131

667	* BioMarin Pharmaceutical, Inc	5,182
TIAA-CREF Life Funds 2003 Annual Report     55
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

321	* Biopure Corp	$764

100	* Biosite, Inc	2,895

100	* Bone Care International, Inc	1,274

85	* Bradley Pharmaceuticals, Inc	2,162

19,204	Bristol-Myers Squibb Co	549,234

500	Cabot Corp	15,920

300	Calgon Carbon Corp	1,863

206	Cambrex Corp	5,204

300	* Cell Genesys, Inc	3,882

300	* Cell Therapeutics, Inc	2,610

530	* Cephalon, Inc	25,657

386	* Charles River Laboratories International, Inc	13,251

149	* Chattem, Inc	2,667

857	* Chiron Corp	48,840

331	Church & Dwight Co, Inc	13,108

151	* Cima Labs, Inc	4,926

1,485	Clorox Co	72,112

5,364	Colgate-Palmolive Co	268,468

81	* Collagenex Pharmaceuticals, Inc	908

317	* Columbia Laboratories, Inc	1,997

300	* Connetics Corp	5,448

400	* Corixa Corp	2,416

1,000	Crompton Corp	7,170

311	* Cubist Pharmaceuticals, Inc	3,782

300	* Cytec Industries, Inc	11,517

544	* Dade Behring Holdings, Inc	19,443

50	* DEL Laboratories, Inc	1,260

200	Diagnostic Products Corp	9,182

800	Dial Corp	22,776

131	* Digene Corp	5,253

297	* Discovery Laboratories, Inc	3,116

110	* Dov Pharmaceutical, Inc	1,482

9,137	Dow Chemical Co	379,825

9,884	Du Pont (E.I.) de Nemours & Co	453,577

241	* Durect Corp	622

700	Eastman Chemical Co	27,671

1,755	Ecolab, Inc	48,034

170	* Elizabeth Arden, Inc	3,386

300	* Encysive Pharmaceuticals, Inc	2,685

400	* Enzon, Inc	4,800

90	* Eon Labs, Inc	4,586

114	* EPIX Medical, Inc	1,856

310	* Esperion Therapeutics, Inc	10,729

1,063	Estee Lauder Cos (Class A)	41,733

154	* Ethyl Corp	3,368

298	Ferro Corp	8,109

175	* First Horizon Pharmaceutical	1,960

377	* FMC Corp	12,867

3,316	* Forest Laboratories, Inc	204,929

2,059	* Genentech, Inc	192,661

494	* Genta, Inc	5,143

1,987	* Genzyme Corp	98,039

300	Georgia Gulf Corp	8,664

312	* Geron Corp	3,111

2,026	* Gilead Sciences, Inc	117,792

10,249	Gillette Co	376,446

483	Great Lakes Chemical Corp	13,133

243	* GTC Biotherapeutics, Inc	775

158	* Guilford Pharmaceuticals, Inc	1,071

300	H.B. Fuller Co	8,922

46	* Hi-Tech Pharmacal Co, Inc	1,081

71	* Hollis-Eden Pharmaceuticals	782

1,097	* Human Genome Sciences, Inc	14,535

531	* ICOS Corp	21,920

400	* Idexx Laboratories, Inc	18,512

344	* Ilex Oncology, Inc	7,310

1,000	* IMC Global, Inc	9,930

412	* ImClone Systems, Inc	16,340

201	* Immucor, Inc	4,098

300	* Immunogen, Inc	1,515

439	* Immunomedics, Inc	2,002

289	* Impax Laboratories, Inc	4,159

267	* Indevus Pharmaceuticals, Inc	1,573

295	* Inspire Pharmaceuticals, Inc	4,177

314	* InterMune, Inc	7,272

666	International Flavors & Fragrances, Inc	23,257
56    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

107	* Inverness Medical Innovations, Inc	$2,330

392	* Invitrogen Corp	27,440

400	* Isis Pharmaceuticals, Inc	2,600

1,594	* IVAX Corp	38,065

2,581	* King Pharmaceuticals, Inc	39,386

110	* Kos Pharmaceuticals, Inc	4,734

360	* KV Pharmaceutical Co (Class A)	9,180

338	* La Jolla Pharmaceutical Co	1,450

62	* Lannett Co, Inc	1,042

699	* Ligand Pharmaceuticals, Inc (Class B)	10,268

9,559	Lilly (Eli) & Co	672,284

200	MacDermid, Inc	6,848

238	* Martek Biosciences Corp	15,463

776	* Medarex, Inc	4,834

247	* Medicines Co	7,277

200	Medicis Pharmaceutical Corp (Class A)	14,260

2,715	* MedImmune, Inc	68,961

22,104	Merck & Co, Inc	1,021,205

103	Meridian Bioscience, Inc	1,074

267	* MGI Pharma, Inc	10,987

600	* Millennium Chemicals, Inc	7,608

2,694	* Millennium Pharmaceuticals, Inc	50,297

246	Minerals Technologies, Inc	14,576

2,836	Mylan Laboratories, Inc	71,637

412	* Nabi Biopharmaceuticals	5,237

100	Nature’s Sunshine Products, Inc	845

377	* NBTY, Inc	10,126

981	* Nektar Therapeutics	13,351

100	* Neose Technologies, Inc	920

259	* Neurocrine Biosciences, Inc	14,126

113	NL Industries, Inc	1,322

200	* Noven Pharmaceuticals, Inc	3,042

400	* NPS Pharmaceuticals, Inc	12,296

90	Octel Corp	1,772

481	Olin Corp	9,649

298	* OM Group, Inc	7,805

300	* Omnova Solutions, Inc	1,440

250	* Onyx Pharmaceuticals, Inc	7,058

360	* OraSure Technologies, Inc	2,866

300	* OSI Pharmaceuticals, Inc	9,663

100	* Pain Therapeutics, Inc	695

440	* Palatin Technologies, Inc	1,100

145	* Penwest Pharmaceuticals Co	2,506

800	* Peregrine Pharmaceuticals, Inc	1,768

78,001	Pfizer, Inc	2,755,775

263	* Pharmaceutical Resources, Inc	17,134

200	PolyMedica Corp	5,262

965	* PolyOne Corp	6,166

200	* Pozen, Inc	2,040

1,753	PPG Industries, Inc	112,227

380	* Praecis Pharmaceuticals, Inc	2,447

3,400	Praxair, Inc	129,880

12,829	Procter & Gamble Co	1,281,361

100	* Progenics Pharmaceuticals	1,886

754	* Protein Design Labs, Inc	13,497

100	Quaker Chemical Corp	3,075

235	* Quidel Corp	2,543

134	* Revlon, Inc (Class A)	300

1,540	Rohm & Haas Co	65,773

1,000	RPM International, Inc	16,460

163	* Salix Pharmaceuticals Ltd	3,695

14,662	Schering-Plough Corp	254,972

395	* Sciclone Pharmaceuticals, Inc	2,678

232	* Scotts Co (Class A)	13,725

837	* Sepracor, Inc	20,029

199	* Serologicals Corp	3,701

1,156	Sherwin-Williams Co	40,159

675	* SICOR, Inc	18,360

654	Sigma-Aldrich Corp	37,396

1,200	b* Solutia, Inc	438

100	Stepan Co	2,565
TIAA-CREF Life Funds 2003 Annual Report     57
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

200	* SuperGen, Inc	$2,200

147	* SurModics, Inc	3,513

251	* Tanox, Inc	3,727

252	* Third Wave Technologies, Inc	1,147

400	* Unifi, Inc	2,580

183	* United Therapeutics Corp	4,200

92	* USANA Health Sciences, Inc	2,815

864	USEC, Inc	7,258

600	Valeant Pharmaceuticals International	15,090

400	Valspar Corp	19,768

695	* Vertex Pharmaceuticals, Inc	7,110

734	* Vicuron Pharmaceuticals, Inc	13,689

1,006	* Watson Pharmaceuticals, Inc	46,276

300	Wellman, Inc	3,063

100	West Pharmaceutical Services, Inc	3,390

602	* WR Grace & Co	1,547

13,079	Wyeth	555,204

134	* Zymogenetics, Inc	2,077

	TOTAL CHEMICALS AND ALLIED PRODUCTS	13,251,604

COAL MINING—0.05%

448	Arch Coal, Inc	13,964

200	Consol Energy, Inc	5,180

600	Massey Energy Co	12,480

501	Peabody Energy Corp	20,897

66	* Westmoreland Coal Co	1,155

	TOTAL COAL MINING	53,676

COMMUNICATIONS—5.12%

200	* Acme Communication, Inc	1,758

3,061	Alltel Corp	142,581

1,613	* American Tower Corp (Class A)	17,453

7,860	AT&T Corp	159,558

21,746	* AT&T Wireless Services, Inc	173,751

3,906	* Avaya, Inc	50,544

100	* Beasley Broadcast Group, Inc (Class A)	1,643

18,241	BellSouth Corp	516,220

168	* Boston Communications Group	1,561

873	* Cablevision Systems Corp (Class A)	20,419

100	* Centennial Communications Corp	526

1,400	CenturyTel, Inc	45,668

4,367	* Charter Communications, Inc (Class A)	17,555

1,762	* Cincinnati Bell, Inc	8,898

5,145	Clear Channel Communications, Inc	240,940

14,050	* Comcast Corp	461,824

7,459	* Comcast Corp Special	233,318

230	* Commonwealth Telephone Enterprises, Inc	8,683

2,306	* Cox Communications, Inc (Class A)	79,442

300	* Cox Radio, Inc (Class A)	7,569

1,110	* Crown Castle International Corp	12,243

200	* Crown Media Holdings, Inc (Class A)	1,654

185	CT Communications, Inc	2,498

370	* Cumulus Media, Inc (Class A)	8,140

135	D&E Communications, Inc	1,959

202	* Dobson Communications Corp (Class A)	1,327

2,221	* EchoStar Communications Corp (Class A)	75,514

358	* Emmis Communications Corp (Class A)	9,684

321	* Entercom Communications Corp	17,000

390	* Entravision Communications Corp (Class A)	4,329

52	* Fisher Communications, Inc	2,652

1,129	* Foundry Networks, Inc	30,889

1,589	* Fox Entertainment Group, Inc (Class A)	46,319
58    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

COMMUNICATIONS—(Continued)

464	* General Communication, Inc (Class A)	$4,037

260	Global Payments, Inc	12,251

100	* Golden Telecom, Inc	2,775

420	Gray Television, Inc	6,350

126	Hearst-Argyle Television, Inc	3,473

100	Hickory Tech Corp	1,145

400	* IDT Corp	8,860

200	* IDT Corp (Class B)	4,626

400	* Infonet Services Corp (Class B)	680

500	* Insight Communications Co, Inc	5,155

4,081	* InterActiveCorp	138,468

200	* j2 Global Communications, Inc	4,954

4,858	* Level 3 Communications, Inc	27,691

200	Liberty Corp	9,038

286	* Lightbridge, Inc	2,603

281	* Lin TV Corp (Class A)	7,253

100	* Lodgenet Entertainment Corp	1,828

40,262	* Lucent Technologies, Inc	114,344

173	* Mastec, Inc	2,562

245	* McLeodUSA, Inc (Class A)	363

493	* Mediacom Communications Corp	4,274

233	* Metro One Telecommunications, Inc	606

200	* Net2Phone, Inc	1,360

8,664	* Nextel Communications, Inc (Class A)	243,112

700	* Nextel Partners, Inc (Class A)	9,415

100	* NII Holdings, Inc (Class B)	7,463

158	North Pittsburgh Systems, Inc	2,988

905	* NTL, Inc	63,124

300	* PanAmSat Corp	6,468

300	* Paxson Communications Corp	1,155

33	* Pegasus Communications Corp	927

400	* Price Communications Corp	5,492

517	* Primus Telecommunications Group	5,263

434	* PTEK Holdings, Inc	3,824

14,574	* Qwest Communications International, Inc	62,960

400	* Radio One, Inc (Class A)	7,820

400	* Radio One, Inc (Class D)	7,720

400	* RCN Corp	320

400	* Regent Communications, Inc	2,540

125	* Saga Communications, Inc (Class A)	2,316

87	* Salem Communications Corp (Class A)	2,359

32,673	SBC Communications, Inc	851,785

29	Shenandoah Telecom Co	1,487

383	* Sinclair Broadcast Group, Inc (Class A)	5,714

300	* Spanish Broadcasting System, Inc (Class A)	3,150

8,997	Sprint Corp (FON Group)	147,731

7,643	* Sprint Corp (PCS Group)	42,954

122	SureWest Communications	4,931

211	* Talk America Holdings, Inc	2,431

514	Telephone & Data Systems, Inc	32,151

500	* Time Warner Telecom, Inc (Class A)	5,065

332	* Tivo, Inc	2,457

179	* Triton PCS Holdings, Inc (Class A)	999

100	* U.S. Cellular Corp	3,550

894	* UnitedGlobalcom, Inc (Class A)	7,581

1,451	* Univision Communications, Inc (Class A)	57,590

27,250	Verizon Communications, Inc	955,930

15,303	Viacom, Inc (Class B)	679,147
TIAA-CREF Life Funds 2003 Annual Report     59
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

COMMUNICATIONS—(Continued)

57	Warwick Valley Telephone Co	$1,687

174	* West Corp	4,042

500	* Western Wireless Corp (Class A)	9,180

281	* Wireless Facilities, Inc	4,176

1,220	* XM Satellite Radio Holdings, Inc	32,159

100	* Young Broadcasting, Inc (Class A)	2,004

	TOTAL COMMUNICATIONS	6,061,982

DEPOSITORY INSTITUTIONS—10.49%

110	1st Source Corp	2,366

90	ABC Bancorp	1,437

53	American National Bankshares, Inc	1,403

97	* AmericanWest Bancorp	2,212

3,535	AmSouth Bancorp	86,608

200	Anchor Bancorp Wisconsin, Inc	4,980

131	Arrow Financial Corp	3,638

704	Associated Banc-Corp	30,026

676	Astoria Financial Corp	25,147

100	Bancfirst Corp	5,870

823	Bancorpsouth, Inc	19,522

366	Bank Mutual Corp	4,169

14,869	Bank Of America Corp	1,195,914

125	Bank Of Granite Corp	2,723

600	Bank Of Hawaii Corp	25,320

7,744	Bank Of New York Co, Inc	256,481

102	Bank Of The Ozarks, Inc	2,296

11,325	Bank One Corp	516,307

300	BankAtlantic Bancorp, Inc (Class A)	5,700

1,451	Banknorth Group, Inc	47,201

200	* BankUnited Financial Corp (Class A)	5,158

79	Banner Corp	1,987

546	Bay View Capital Corp	1,168

5,463	BB&T Corp	211,090

57	Berkshire Hills Bancorp, Inc	2,063

109	* BOK Financial Corp	4,227

287	Boston Private Financial Holdings, Inc	7,129

68	Bryn Mawr Bank Corp	1,665

100	BSB Bancorp, Inc	3,950

35	C&F Financial Corp	1,390

79	Camco Financial Corp	1,369

74	Camden National Corp	2,247

81	Capital City Bank Group, Inc	3,725

52	* Capital Corp of the West	2,061

232	Capitol Federal Financial	8,366

114	Cascade Bancorp	2,196

209	Cathay General Bancorp	11,637

33	CB Bancshares, Inc	2,096

64	CCBT Financial Cos, Inc	2,237

79	Center Bancorp, Inc	1,553

74	* Central Coast Bancorp	1,342

200	Central Pacific Financial Corp	6,008

120	CFS Bancorp, Inc	1,781

36	Charter Financial Corp	1,342

2,103	Charter One Financial, Inc	72,659

223	Chemical Financial Corp	8,115

363	Chittenden Corp	12,211

50,790	Citigroup, Inc	2,465,347

400	Citizens Banking Corp	13,088

83	Citizens First Bancorp, Inc	1,892

94	Citizens South Banking Corp	1,311

81	City Bank	2,633

155	City Holding Co	5,425

400	City National Corp	24,848

38	CNB Financial Corp	1,599

39	Coastal Bancorp, Inc	1,603

91	Coastal Financial Corp	1,622

100	CoBiz, Inc	1,842

1,100	Colonial Bancgroup, Inc	19,052

53	Columbia Bancorp	1,693

79	Columbia Bancorp (Oregon)	1,363

105	Columbia Banking System, Inc	2,274

1,637	Comerica, Inc	91,770

610	Commerce Bancorp, Inc	32,135

538	Commerce Bancshares, Inc	26,405
60    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

36	Commercial Bankshares, Inc	$1,208

79	* Commercial Capital Bancorp, Inc	1,691

400	Commercial Federal Corp	10,684

200	Community Bank System, Inc	9,800

127	Community Trust Bancorp, Inc	3,854

1,157	Compass Bancshares, Inc	45,482

5,208	* Concord EFS, Inc	77,287

200	Corus Bankshares, Inc	6,312

600	Cullen/ Frost Bankers, Inc	24,342

359	CVB Financial Corp	6,939

206	Dime Community Bancshares	6,337

197	Downey Financial Corp	9,712

200	East West Bancorp, Inc	10,736

51	Eastern Virginia Bankshares, Inc	1,470

75	ESB Financial Corp	1,229

131	* Euronet Worldwide, Inc	2,358

44	EverTrust Financial Group, Inc	1,401

43	Exchange National Bancshares, Inc	1,554

100	Farmers Capital Bank Corp	3,401

43	FFLC Bancorp, Inc	1,236

117	Fidelity Bankshares, Inc	3,674

5,077	Fifth Third Bancorp	300,051

100	Financial Institutions, Inc	2,823

67	First Bancorp (North Carolina)	2,104

300	First Bancorp (Puerto Rico)	11,865

100	First Busey Corp (Class A)	2,700

300	First Charter Corp	5,865

44	First Citizens Banc Corp	1,250

55	First Citizens Bancshares, Inc (Class A)	6,684

500	First Commonwealth Financial Corp	7,130

130	First Community Bancorp	4,698

72	First Community Bancshares, Inc	2,407

100	First Essex Bancorp, Inc	5,814

159	First Federal Capital Corp	3,581

33	First Federal Financial Of Kentucky	830

315	First Financial Bancorp	5,024

142	First Financial Bankshares, Inc	5,921

300	First Financial Corp (Indiana)	9,003

133	First Financial Holdings, Inc	4,158

115	First Merchants Corp	2,948

445	First Midwest Bancorp, Inc	14,422

69	First National Corp	2,071

58	First Oak Brook Bancshares, Inc	1,741

36	First Of Long Island Corp	1,548

110	First Republic Bank	3,938

200	First Sentinel Bancorp, Inc	4,212

25	First South Bancorp, Inc	913

78	First State Bancorp	2,711

1,261	First Tennessee National Corp	55,610

59	Firstbank Corp	1,865

154	Firstfed America Bancorp, Inc	4,009

158	* FirstFed Financial Corp	6,873

653	FirstMerit Corp	17,611

69	Flag Financial Corp	890

485	Flagstar Bancorp, Inc	10,389

10,458	FleetBoston Financial Corp	456,492

57	FloridaFirst Bancorp, Inc	1,887

150	Flushing Financial Corp	2,742

358	FNB Corp	12,721

53	FNB Corp (Virginia)	1,574

52	FNB Corp, Inc	1,101

35	Franklin Financial Corp	1,075

148	Frontier Financial Corp	4,908

939	Fulton Financial Corp	20,579

47	GB&T Bancshares, Inc	1,111
TIAA-CREF Life Funds 2003 Annual Report     61
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

188	Glacier Bancorp, Inc	$6,094

400	Gold Banc Corp, Inc	5,624

1,253	Golden West Financial Corp	129,297

52	Great Southern Bancorp, Inc	2,411

62	Greene County Bancshares, Inc	1,443

1,243	Greenpoint Financial Corp	43,903

123	Hancock Holding Co	6,712

80	Hanmi Financial Corp	1,582

200	Harbor Florida Bancshares, Inc	5,942

262	Harleysville National Corp	7,886

57	Heritage Financial Corp	1,247

1,867	Hibernia Corp (Class A)	43,893

112	Horizon Financial Corp	1,961

701	Hudson City Bancorp, Inc	26,764

160	Hudson River Bancorp, Inc	6,245

343	Hudson United Bancorp	12,674

98	Humboldt Bancorp	1,717

2,410	Huntington Bancshares, Inc	54,225

100	IberiaBank Corp	5,900

27	IBT Bancorp, Inc	1,599

100	Independent Bank Corp (Massachusetts)	2,882

152	Independent Bank Corp (Michigan)	4,311

457	IndyMac Bancorp, Inc	13,614

161	Integra Bank Corp	3,538

200	* Intercept, Inc	2,258

78	Interchange Financial Services Corp	1,973

261	International Bancshares Corp	12,306

100	Irwin Financial Corp	3,140

42	* Itla Capital Corp	2,104

20,157	J.P. Morgan Chase & Co	740,367

4,219	KeyCorp	123,701

115	Lakeland Bancorp, Inc	1,847

46	Lakeland Financial Corp	1,625

77	LSB Bancshares, Inc	1,340

651	M & T Bank Corp	63,993

64	Macatawa Bank Corp	1,812

245	MAF Bancorp, Inc	10,266

141	Main Street Banks, Inc	3,737

55	MainSource Financial Group, Inc	1,707

2,289	Marshall & Ilsley Corp	87,554

150	MB Financial, Inc	5,460

200	MBT Financial Corp	3,302

4,358	Mellon Financial Corp	139,935

51	Mercantile Bank Corp	1,862

760	Mercantile Bankshares Corp	34,641

36	Merchants Bancshares, Inc	1,100

200	Mid-State Bancshares	5,088

85	Midwest Banc Holdings, Inc	1,891

46	MutualFirst Financial, Inc	1,166

93	Nara Bancorp, Inc	2,539

37	National Bankshares, Inc	1,827

5,465	National City Corp	185,482

2,090	National Commerce Financial Corp	57,015

228	National Penn Bancshares, Inc	7,352

64	NBC Capital Corp	1,707

274	NBT Bancorp, Inc	5,875

505	NetBank, Inc	6,742

1,827	New York Community Bancorp, Inc	69,517

1,507	North Fork Bancorp, Inc	60,988

1,803	Northern Trust Corp	83,695

200	Northwest Bancorp, Inc	4,272

35	Oak Hill Financial, Inc	1,078

150	OceanFirst Financial Corp	4,074

300	* Ocwen Financial Corp	2,658

592	Old National Bancorp	13,527

147	Old Second Bancorp, Inc	7,277

100	Omega Financial Corp	3,849

321	Pacific Capital Bancorp	11,819

97	Pacific Union Bank	2,476

158	Park National Corp	17,878

44	Parkvale Financial Corp	1,181

69	Partners Trust Financial Group, Inc	2,346

59	Peapack Gladstone Financial Corp	1,829
62    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

45	Pennfed Financial Services, Inc	$1,508

69	Pennrock Financial Services Corp	2,154

75	Peoples Bancorp, Inc	2,231

200	People’s Bank	6,520

237	Peoples Holding Co	7,821

140	PFF Bancorp, Inc	5,079

2,769	PNC Financial Services Group, Inc	151,547

215	Provident Bankshares Corp	6,330

387	Provident Financial Group, Inc	12,365

36	Provident Financial Holdings	1,306

275	Provident Financial Services, Inc	5,198

193	R & G Financial Corp (Class B)	7,681

2,265	Regions Financial Corp	84,258

572	Republic Bancorp, Inc	7,716

100	Republic Bancorp, Inc (Class A) (Kentucky)	1,954

100	Republic Bancshares, Inc	3,147

47	Resource Bankshares Corp	1,482

100	Riggs National Corp	1,653

45	Royal Bancshares Of Pennsylvania (Class A)	1,148

300	S & T Bancorp, Inc	8,970

200	S.Y. Bancorp, Inc	4,112

110	Santander Bancorp	2,679

102	Seacoast Banking Corp Of Florida	1,776

243	Seacoast Financial Services Corp	6,661

100	Second Bancorp, Inc	2,640

57	Shore Bancshares, Inc	2,171

400	* Silicon Valley Bancshares	14,428

108	Simmons First National Corp (Class A)	3,013

841	Sky Financial Group, Inc	21,816

139	Sound Federal Bancorp, Inc	2,167

400	South Financial Group, Inc	11,144

63	Southern Financial Bancorp, Inc	2,713

94	Southside Bancshares, Inc	1,739

3,404	SouthTrust Corp	111,413

200	Southwest Bancorp Of Texas, Inc	7,770

94	Southwest Bancorp, Inc	1,681

2,979	Sovereign Bancorp, Inc	70,751

70	State Bancorp, Inc	1,707

54	State Financial Services Corp (Class A)	1,434

3,309	State Street Corp	172,333

478	Staten Island Bancorp, Inc	10,755

95	Sterling Bancorp	2,708

400	Sterling Bancshares, Inc	5,332

205	Sterling Financial Corp (Pennsylvania)	5,689

156	* Sterling Financial Corp (Spokane)	5,340

48	Summit Bancshares, Inc	1,337

45	Sun Bancorp, Inc (Pennsylvania)	853

2,469	SunTrust Banks, Inc	176,534

3,016	Synovus Financial Corp	87,223

670	TCF Financial Corp	34,405

222	Texas Regional Bancshares, Inc (Class A)	8,214

238	* TierOne Corp	5,464

46	Trico Bancshares	1,452

69	Troy Financial Corp	2,415

171	Trust Co Of New Jersey	6,785

626	Trustco Bank Corp NY	8,232

391	Trustmark Corp	11,445

19,008	U.S. Bancorp	566,058

115	U.S.B. Holding Co, Inc	2,240

270	UCBH Holdings, Inc	10,522

251	UMB Financial Corp	11,933

297	Umpqua Holdings Corp	6,175

69	Union Bankshares Corp	2,105

1,901	Union Planters Corp	59,862

554	UnionBanCal Corp	31,877

337	United Bankshares, Inc	10,514

152	United Community Banks, Inc	5,001
TIAA-CREF Life Funds 2003 Annual Report     63
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

400	United Community Financial Corp	$4,564

68	United Securities Bancshares	1,969

36	United Security Bancshares (California)	982

232	Unizan Financial Corp	4,698

1,066	Valley National Bancorp	31,127

50	* Virginia Commerce Bancorp	1,602

67	Virginia Financial Group, Inc	2,380

561	W Holding Co, Inc	10,456

12,680	Wachovia Corp	590,761

33	Warwick Community Bancorp	1,135

678	Washington Federal, Inc	19,255

138	Washington Trust Bancorp, Inc	3,616

369	Webster Financial Corp	16,922

16,672	Wells Fargo & Co	981,814

200	Wesbanco, Inc	5,538

169	West Bancorporation	2,924

200	West Coast Bancorp	4,268

330	Westamerica Bancorp	16,401

36	* Western Sierra Bancorp	1,692

300	Whitney Holding Corp	12,297

117	Willow Grove Bancorp, Inc	2,078

600	Wilmington Trust Corp	21,600

100	Wintrust Financial Corp	4,510

100	WSFS Financial Corp	4,485

82	Yadkin Valley Bank and Trust Co	1,402

54	Yardville National Bancorp	1,390

844	Zions Bancorp	51,763

	TOTAL DEPOSITORY INSTITUTIONS	12,413,507

EATING AND DRINKING PLACES—0.66%

695	Applebee’s International, Inc	27,293

754	Aramark Corp (Class B)	20,675

300	Bob Evans Farms, Inc	9,738

900	* Brinker International, Inc	29,844

175	* California Pizza Kitchen, Inc	3,523

400	CBRL Group, Inc	15,304

229	* CEC Entertainment, Inc	10,852

113	* Chicago Pizza & Brewery, Inc	1,686

467	* CKE Restaurants, Inc	2,984

1,830	Darden Restaurants, Inc	38,503

101	* Dave & Buster’s, Inc	1,281

182	IHOP Corp	7,003

339	* Jack In The Box, Inc	7,241

587	* Krispy Kreme Doughnuts, Inc	21,484

405	Landry’s Restaurants, Inc	10,417

176	Lone Star Steakhouse & Saloon, Inc	4,080

12,393	McDonald’s Corp	307,718

300	* O’Charley’s, Inc	5,385

452	Outback Steakhouse, Inc	19,983

215	* P.F. Chang’s China Bistro, Inc	10,939

100	* Papa John’s International, Inc	3,338

240	* Rare Hospitality International, Inc	5,866

92	* Red Robin Gourmet Burgers, Inc	2,800

499	Ruby Tuesday, Inc	14,217

450	* Ryan’s Family Steak Houses, Inc	6,813

335	* Sonic Corp	10,258

563	* The Cheesecake Factory, Inc	24,789

400	* The Steak n Shake Co	7,140

200	Triarc Cos (Class B)	2,156

100	Triarc Cos, Inc (Class A)	1,182

1,141	Wendy’s International, Inc	44,773

2,827	* Yum! Brands, Inc	97,249

	TOTAL EATING AND DRINKING PLACES	776,514

EDUCATIONAL SERVICES—0.21%

1,288	* Apollo Group, Inc (Class A)	87,584

246	* Apollo Group, Inc (University Of Phoenix Online)	16,957
64    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

EDUCATIONAL SERVICES—(Continued)

936	* Career Education Corp	$37,506

371	* Corinthian Colleges, Inc	20,613

425	* DeVry, Inc	10,680

600	* Education Management Corp	18,624

490	* ITT Educational Services, Inc	23,015

100	* Learning Tree International, Inc	1,739

147	* Princeton Review, Inc	1,433

168	Strayer Education, Inc	18,283

300	* Sylvan Learning Systems, Inc	8,637

	TOTAL EDUCATIONAL SERVICES	245,071

ELECTRIC, GAS, AND SANITARY SERVICES—3.30%

4,148	* AES Corp	39,157

700	AGL Resources, Inc	20,370

1,221	* Allegheny Energy, Inc	15,580

1,016	Allete, Inc	31,090

1,200	Alliant Energy Corp	29,880

1,807	* Allied Waste Industries, Inc	25,081

1,693	Ameren Corp	77,878

3,994	American Electric Power Co, Inc	121,857

150	American States Water Co	3,750

1,797	* Aquila, Inc	6,092

419	Atmos Energy Corp	10,182

400	Avista Corp	7,248

246	Black Hills Corp	7,338

148	California Water Service Group	4,055

3,112	* Calpine Corp	14,969

100	Cascade Natural Gas Corp	2,109

100	* Casella Waste Systems, Inc (Class A)	1,369

2,272	Centerpoint Energy, Inc	22,016

86	Central Vermont Public Service Corp	2,021

250	CH Energy Group, Inc	11,725

59	Chesapeake Utilities Corp	1,537

1,836	Cinergy Corp	71,255

2,710	* Citizens Communications Co	33,658

82	* Clean Harbors, Inc	731

400	Cleco Corp	7,192

1,655	* CMS Energy Corp	14,101

100	Connecticut Water Service, Inc	2,765

2,174	Consolidated Edison, Inc	93,504

1,500	Constellation Energy Group, Inc	58,740

3,211	Dominion Resources, Inc	204,958

1,083	DPL, Inc	22,613

1,761	DTE Energy Co	69,383

8,788	Duke Energy Corp	179,715

700	Duquesne Light Holdings, Inc	12,838

2,400	* Dynegy, Inc (Class A)	10,272

2,656	Edison International	58,246

6,351	El Paso Corp	52,015

400	* El Paso Electric Co	5,340

239	Empire District Electric Co	5,241

300	Energen Corp	12,309

1,754	Energy East Corp	39,290

38	EnergySouth, Inc	1,330

2,296	Entergy Corp	131,170

700	Equitable Resources, Inc	30,044

3,376	Exelon Corp	224,031

2,837	FirstEnergy Corp	99,862

1,866	FPL Group, Inc	122,074

700	Great Plains Energy, Inc	22,274

383	Hawaiian Electric Industries, Inc	18,143

345	Idacorp, Inc	10,322

1,600	KeySpan Corp	58,880

844	Kinder Morgan, Inc	49,880

200	Laclede Group, Inc	5,710

976	MDU Resources Group, Inc	23,239

187	MGE Energy, Inc	5,892

93	Middlesex Water Co	1,888

660	National Fuel Gas Co	16,130

300	New Jersey Resources Corp	11,553

340	Nicor, Inc	11,574

2,478	NiSource, Inc	54,367

305	* NiSource, Inc (Sails)	781

992	Northeast Utilities	20,009

233	Northwest Natural Gas Co	7,165
TIAA-CREF Life Funds 2003 Annual Report     65
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)

552	NSTAR	$26,772

169	NUI Corp	2,724

700	OGE Energy Corp	16,933

600	Oneok, Inc	13,248

300	Otter Tail Corp	8,019

426	Peoples Energy Corp	17,909

1,900	Pepco Holdings, Inc	37,126

4,100	* PG&E Corp	113,857

733	Philadelphia Suburban Corp	16,199

208	Piedmont Natural Gas Co, Inc	9,040

786	Pinnacle West Capital Corp	31,456

369	PNM Resources, Inc	10,369

1,584	PPL Corp	69,300

2,147	Progress Energy, Inc	97,173

600	* Progress Energy, Inc (Cvo)	270

2,245	Public Service Enterprise Group, Inc	98,331

970	Puget Energy, Inc	23,057

945	Questar Corp	33,217

2,538	* Reliant Resources, Inc	18,680

1,339	Republic Services, Inc	34,319

115	Resource America, Inc (Class A)	1,725

1,138	SCANA Corp	38,977

200	SEMCO Energy, Inc	980

1,800	Sempra Energy	54,108

900	* Sierra Pacific Resources	6,606

23	SJW Corp	2,053

130	South Jersey Industries, Inc	5,265

7,005	Southern Co	211,901

352	* Southern Union Co	6,492

300	Southwest Gas Corp	6,735

89	Southwest Water Co	1,428

300	* Stericycle, Inc	14,010

1,791	TECO Energy, Inc	25,808

123	Texas Genco Holdings, Inc	3,998

3,135	TXU Corp	74,362

379	UGI Corp	12,848

100	UIL Holdings Corp	4,510

270	Unisource Energy Corp	6,658

683	Vectren Corp	16,836

300	* Waste Connections, Inc	11,331

5,754	Waste Management, Inc	170,318

515	Westar Energy, Inc	10,429

195	Western Gas Resources, Inc	9,214

446	WGL Holdings, Inc	12,394

5,849	Williams Cos, Inc	57,437

1,080	Wisconsin Energy Corp	36,126

400	WPS Resources Corp	18,492

3,763	Xcel Energy, Inc	63,896

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,898,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—8.21%

200	* Actel Corp	4,820

6,944	* ADC Telecommunications, Inc	20,624

400	Adtran, Inc	12,400

218	* Advanced Energy Industries, Inc	5,679

659	* Advanced Fibre Communications, Inc	13,279

3,355	* Advanced Micro Devices, Inc	49,990

950	* Aeroflex, Inc	11,106

4,644	* Agere Systems, Inc (Class A)	14,164

12,506	* Agere Systems, Inc (Class B)	36,267

200	* Alliance Semiconductor Corp	1,422

3,828	* Altera Corp	86,896

1,606	American Power Conversion Corp	39,267

400	Ametek, Inc	19,304

705	* Amkor Technology, Inc	12,838

183	* Amphenol Corp (Class A)	11,699

3,532	Analog Devices, Inc	161,236

200	* Anaren Microwave, Inc	2,824

201	Applica, Inc	1,528

2,546	* Applied Micro Circuits Corp	15,225

92	Applied Signal Technology, Inc	2,117

900	* Arris Group, Inc	6,516

300	* Artesyn Technologies, Inc	2,556

300	* Artisan Components, Inc	6,150

4,854	* Atmel Corp	29,173
66    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

282	* ATMI, Inc	$6,525

608	* Avanex Corp	3,034

484	AVX Corp	8,044

259	Baldor Electric Co	5,918

100	Bel Fuse, Inc (Class B)	3,263

300	* Benchmark Electronics, Inc	10,443

2,079	* Broadcom Corp (Class A)	70,873

200	C&D Technologies, Inc	3,834

300	* C-COR.net Corp	3,339

308	* Centillium Communications, Inc	1,734

74	* Ceradyne, Inc	2,520

160	* Ceva, Inc	1,664

300	* Checkpoint Systems, Inc	5,673

942	* ChipPAC, Inc	7,150

5,266	* CIENA Corp	34,966

120	* Comtech Telecommunications	3,464

1,418	* Comverse Technology, Inc	24,943

3,700	* Conexant Systems, Inc	18,389

3,219	* Corvis Corp	5,472

700	* Cree, Inc	12,383

300	CTS Corp	3,450

100	Cubic Corp	2,300

1,099	* Cypress Semiconductor Corp	23,475

66	* Diodes, Inc	1,254

273	* Ditech Communications Corp	5,214

77	* Drexler Technology Corp	1,053

289	* DSP Group, Inc	7,199

100	* Dupont Photomasks, Inc	2,414

300	* Electro Scientific Industries, Inc	7,140

4,231	Emerson Electric Co	273,957

174	* Emerson Radio Corp	654

96	* EMS Technologies, Inc	1,972

740	* Energizer Holdings, Inc	27,794

178	* Energy Conversion Devices, Inc	1,607

494	* Entegris, Inc	6,348

300	* ESS Technology, Inc	5,103

600	* Exar Corp	10,248

1,114	* Fairchild Semiconductor International, Inc	27,817

1,100	* Finisar Corp	3,443

64	Franklin Electric Co, Inc	3,871

300	* FuelCell Energy, Inc	3,900

2,003	* Gemstar-TV Guide International, Inc	10,115

98,705	General Electric Co	3,057,881

280	* Genesis Microchip, Inc	5,051

100	* Genlyte Group, Inc	5,838

1,111	* GlobespanVirata, Inc	6,533

500	* GrafTech International Ltd	6,750

478	Harman International Industries, Inc	35,362

508	* Harmonic, Inc	3,683

664	Harris Corp	25,199

275	Helix Technology Corp	5,660

100	* Hexcel Corp	741

449	Hubbell, Inc (Class B)	19,801

378	* Hutchinson Technology, Inc	11,620

100	* Inet Technologies, Inc	1,200

160	* Innovex, Inc	1,349

679	* Integrated Circuit Systems, Inc	19,345

1,000	* Integrated Device Technology, Inc	17,170

200	* Integrated Silicon Solution, Inc	3,134

64,380	Intel Corp	2,073,036

500	* Interdigital Communications Corp	10,320

600	* International Rectifier Corp	29,646

1,364	Intersil Corp (Class A)	33,895

200	Inter-Tel, Inc	4,996

359	* InterVoice, Inc	4,261

100	* IXYS Corp	935

1,512	* Jabil Circuit, Inc	42,790

13,163	* JDS Uniphase Corp	48,045

789	* Kemet Corp	10,801

731	* Kopin Corp	4,905

635	* L-3 Communications Holdings, Inc	32,614

800	* Lattice Semiconductor Corp	7,744

100	* Lifeline Systems, Inc	1,900

3,157	Linear Technology Corp	132,815

200	* Littelfuse, Inc	5,764

131	LSI Industries, Inc	1,769

4,112	* LSI Logic Corp	36,473

100	* Manufacturers Services Ltd	608
TIAA-CREF Life Funds 2003 Annual Report     67
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

193	* Mattson Technology, Inc	$2,358

3,270	Maxim Integrated Products, Inc	162,846

700	Maytag Corp	19,495

781	* McData Corp (Class A)	7,443

169	* Medis Technologies Ltd	1,808

667	* MEMC Electronic Materials, Inc	6,417

223	* Mercury Computer Systems, Inc	5,553

300	Methode Electronics, Inc	3,669

64	* Metrologic Instruments, Inc	1,728

560	* Micrel, Inc	8,725

2,042	Microchip Technology, Inc	68,121

5,138	* Micron Technology, Inc	69,209

300	* Microsemi Corp	7,374

138	* MIPS Technologies, Inc	751

1,211	Molex, Inc	42,252

164	* Monolithic System Technology, Inc	1,402

160	* Moog, Inc (Class A)	7,904

22,689	Motorola, Inc	319,234

1,045	* MRV Communications, Inc	3,929

338	* Mykrolis Corp	5,435

43	National Presto Industries, Inc	1,554

1,748	* National Semiconductor Corp	68,889

492	* New Focus, Inc	2,470

1,471	* Novellus Systems, Inc	61,856

1,666	* Nvidia Corp	38,735

217	* Omnivision Technologies, Inc	11,989

300	* ON Semiconductor Corp	1,935

513	* Openwave Systems, Inc	5,643

865	* Oplink Communications, Inc	2,067

136	* OSI Systems, Inc	2,613

157	Park Electrochemical Corp	4,159

262	* Pemstar, Inc	862

200	* Pericom Semiconductor Corp	2,132

300	* Photronics, Inc	5,976

363	* Pixelworks, Inc	4,008

388	* Plantronics, Inc	12,668

400	* Plexus Corp	6,868

100	* Plug Power, Inc	725

1,500	* PMC-Sierra, Inc	30,225

1,220	* Polycom, Inc	23,814

61	* Powell Industries, Inc	1,168

270	* Power Integrations, Inc	9,034

500	* Power-One, Inc	5,415

694	* Powerwave Technologies, Inc	5,309

1,877	* Proxim Corp (Class A)	3,135

998	* QLogic Corp	51,497

7,791	Qualcomm, Inc	420,169

600	* Rambus, Inc	18,420

69	Raven Industries, Inc	2,036

294	* Rayovac Corp	6,159

200	Regal-Beloit Corp	4,400

535	* Remec, Inc	4,499

1,475	* RF Micro Devices, Inc	14,824

1,621	Rockwell Collins, Inc	48,679

200	* Rogers Corp	8,824

5,316	* Sanmina-SCI Corp	67,035

456	* SBA Communications Corp	1,724

100	* SBS Technologies, Inc	1,471

1,353	Scientific-Atlanta, Inc	36,937

200	* Seachange International, Inc	3,080

562	* Semtech Corp	12,774

731	* Silicon Image, Inc	5,285

241	* Silicon Laboratories, Inc	10,416

700	* Silicon Storage Technology, Inc	7,700

53	* Siliconix, Inc	2,422

200	* Sipex Corp	1,542

8,600	* Sirius Satellite Radio, Inc	27,176

1,472	* Skyworks Solutions, Inc	12,806

153	Smith (A.O.) Corp	5,363

2,516	* Sonus Networks, Inc	19,021

100	Spectralink Corp	1,917

100	* Standard Microsystems Corp	2,530

100	* Stoneridge, Inc	1,505

700	* Stratex Networks, Inc	2,975

520	* Superconductor Technologies	2,902

100	* Supertex, Inc	1,910

1,936	* Sycamore Networks, Inc	10,145

396	* Symmetricom, Inc	2,883

172	* Synaptics, Inc	2,577

500	* Technitrol, Inc	10,370

400	* Tekelec	6,220
68    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

3,849	* Tellabs, Inc	$32,447

500	* Terayon Communication Systems, Inc	2,250

17,303	Texas Instruments, Inc	508,362

399	Thomas & Betts Corp	9,133

200	* Three-Five Systems, Inc	1,048

143	* Tollgrade Communications, Inc	2,507

1,200	* Transmeta Corp	4,080

1,402	* Triquint Semiconductor, Inc	9,912

100	* TTM Technologies, Inc	1,688

100	* Ulticom, Inc	965

100	* Universal Display Corp	1,367

100	* Universal Electronics, Inc	1,274

702	* Utstarcom, Inc	26,023

521	* Valence Technology, Inc	2,006

318	* Varian Semiconductor Equipment Associates, Inc	13,893

944	* Verso Technologies, Inc	3,021

2	* Vialta, Inc	1

219	* Viasat, Inc	4,192

200	* Vicor Corp	2,282

100	* Virage Logic Corp	1,017

1,766	* Vishay Intertechnology, Inc	40,441

1,500	* Vitesse Semiconductor Corp	8,805

466	* Westell Technologies, Inc	2,940

690	Whirlpool Corp	50,129

161	* White Electronic Designs Corp	1,417

269	* Wilson Greatbatch Technologies, Inc	11,371

100	Woodhead Industries, Inc	1,690

200	* Xicor, Inc	2,268

3,387	* Xilinx, Inc	131,212

255	* Zhone Technologies, Inc	1,260

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,718,769

ENGINEERING AND MANAGEMENT SERVICES—0.78%

150	* aaiPharma, Inc	3,768

102	* Advisory Board Co	3,561

603	* Affymetrix, Inc	14,840

300	* Antigenics, Inc	3,396

758	* Applera Corp (Celera Genomics Group)	10,544

200	* Ariad Pharmaceuticals, Inc	1,490

1,700	* BearingPoint, Inc	17,153

53	* Bioreliance Corp	2,534

800	* Celgene Corp	36,016

854	* Century Business Services, Inc	3,817

67	* Charles River Associates, Inc	2,143

226	* Ciphergen Biosystems, Inc	2,540

120	* Cornell Cos, Inc	1,638

340	* Corporate Executive Board Co	15,868

220	* Corrections Corp Of America	6,343

500	* Covance, Inc	13,400

360	* CuraGen Corp	2,639

300	* CV Therapeutics, Inc	4,398

328	* Decode Genetics, Inc	2,686

87	* Digitas, Inc	811

188	* Diversa Corp	1,739

282	* eResearch Technology, Inc	7,168

100	* Exact Sciences Corp	1,012

753	* Exelixis, Inc	5,331

435	* Exult, Inc	3,097

100	* First Consulting Group, Inc	563

841	Fluor Corp	33,337

100	* Forrester Research, Inc	1,787

255	* FTI Consulting, Inc	5,959

1,100	* Gartner, Inc (Class A)	12,441

91	* Gartner, Inc (Class B)	990

327	* Gene Logic, Inc	1,697

100	* Genencor International, Inc	1,575

594	* Gen-Probe, Inc	21,663

4,308	Halliburton Co	112,008

184	* Hewitt Associates, Inc	5,502

755	* Incyte Corp	5,164

500	* Jacobs Engineering Group, Inc	24,005

100	* Kosan Biosciences, Inc	986

84	Landauer, Inc	3,426

300	* Lexicon Genetics, Inc	1,767

182	* Luminex Corp	1,707

141	* MAXIMUS, Inc	5,517
TIAA-CREF Life Funds 2003 Annual Report     69
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)

317	* Maxygen, Inc	$3,370

2,398	Monsanto Co	69,014

1,200	Moody’s Corp	72,660

60	* MTC Technologies, Inc	1,933

284	* Myriad Genetics, Inc	3,652

440	* Navigant Consulting, Inc	8,298

95	* Neopharm, Inc	1,749

270	* Parexel International Corp	4,390

3,313	Paychex, Inc	123,244

300	* Per-Se Technologies, Inc	4,578

400	* Pharmaceutical Product Development, Inc	10,788

200	* Pharmacopeia, Inc	2,842

300	* PRG-Schultz International, Inc	1,470

834	Quest Diagnostics, Inc	60,974

245	* Regeneration Technologies, Inc	2,685

360	* Regeneron Pharmaceuticals, Inc	5,296

288	* Repligen Corp	1,259

100	* Research Frontiers, Inc	929

207	* Resources Connection, Inc	5,653

152	* Right Management Consultants, Inc	2,836

500	* Savient Pharmaceuticals, Inc	2,305

100	* Seattle Genetics, Inc	858

3,376	Servicemaster Co	39,330

55	* SFBC International, Inc	1,461

160	* Sourcecorp	4,101

200	* Symyx Technologies, Inc	4,110

100	* Tejon Ranch Co	4,101

510	* Telik, Inc	11,735

677	* Tetra Tech, Inc	16,830

277	* Transkaryotic Therapies, Inc	4,324

124	* TRC Cos, Inc	2,611

148	* Trimeris, Inc	3,105

462	* Tularik, Inc	7,461

674	* U.S. Oncology, Inc	7,252

300	* URS Corp	7,503

263	* Washington Group International, Inc	8,934

167	* Watson Wyatt & Co Holdings	4,033

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	925,700

FABRICATED METAL PRODUCTS—0.62%

337	* Alliant Techsystems, Inc	19,465

522	Ball Corp	31,096

100	CIRCOR International, Inc	2,410

381	Crane Co	11,712

1,200	* Crown Holdings, Inc	10,872

1,094	Danaher Corp	100,375

65	* Drew Industries, Inc	1,807

1,485	Fortune Brands, Inc	106,163

220	* Griffon Corp	4,457

100	* Gulf Island Fabrication, Inc	1,703

468	Harsco Corp	20,508

2,543	Illinois Tool Works, Inc	213,383

173	* Intermagnetics General Corp	3,834

792	* Jacuzzi Brands, Inc	5,615

4,546	Masco Corp	124,606

93	Material Sciences Corp	940

100	* Mobile Mini, Inc	1,972

200	* NCI Building Systems, Inc	4,780

382	* Raytech Corp	1,268

400	* Shaw Group, Inc	5,448

100	* Silgan Holdings, Inc	4,259

200	* Simpson Manufacturing Co, Inc	10,172

500	Snap-On, Inc	16,120

529	Stanley Works	20,033

200	Sturm Ruger & Co, Inc	2,274

700	* Tower Automotive, Inc	4,781

154	Valmont Industries, Inc	3,565

100	Watts Water Technologies, Inc (Class A)	2,220

	TOTAL FABRICATED METAL PRODUCTS	735,838

70    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

FOOD AND KINDRED PRODUCTS—3.24%

200	* American Italian Pasta Co (Class A)	$8,380

8,283	Anheuser-Busch Cos, Inc	436,348

5,395	Archer Daniels Midland Co	82,112

100	* Boston Beer Co, Inc (Class A)	1,814

2,363	Campbell Soup Co	63,328

21,168	Coca-Cola Co	1,074,276

2,062	Coca-Cola Enterprises, Inc	45,096

5,054	Conagra Foods, Inc	133,375

875	* Constellation Brands, Inc (Class A)	28,814

219	Coors (Adolph) Co (Class B)	12,286

300	Corn Products International, Inc	10,335

588	* Darling International, Inc	1,623

1,443	* Dean Foods Co	47,431

1,406	* Del Monte Foods Co	14,622

490	Flowers Foods, Inc	12,642

3,619	General Mills, Inc	163,941

3,601	H.J. Heinz Co	131,184

747	* Hercules, Inc	9,113

986	Hershey Foods Corp	75,912

60	* Horizon Organic Holding Corp	1,437

758	Hormel Foods Corp	19,564

100	* International Multifoods Corp	1,800

400	Interstate Bakeries Corp	5,692

156	* J & J Snack Foods Corp	5,891

531	J.M. Smucker Co	24,049

2,403	Kellogg Co	91,506

2,739	Kraft Foods, Inc (Class A)	88,251

200	Lancaster Colony Corp	9,032

200	Lance, Inc	3,006

107	* M&F Worldwide Corp	1,430

1,400	McCormick & Co, Inc (Non-Vote)	42,140

79	* Peets Coffee & Tea, Inc	1,375

1,597	Pepsi Bottling Group, Inc	38,615

735	PepsiAmericas Inc	12,583

16,986	PepsiCo, Inc	791,887

100	Pilgrim’s Pride Corp	1,633

275	* Ralcorp Holdings, Inc	8,624

55	Riviana Foods, Inc	1,506

86	* Robert Mondavi Corp (Class A)	3,340

7,761	Sara Lee Corp	168,491

400	Sensient Technologies Corp	7,908

859	* Smithfield Foods, Inc	17,781

218	Tootsie Roll Industries, Inc	7,848

300	Topps Co, Inc	3,078

1,819	Tyson Foods, Inc (Class A)	24,084

1,659	Wrigley (Wm.) Jr Co	93,252

	TOTAL FOOD AND KINDRED PRODUCTS	3,828,435

FOOD STORES—0.44%

240	* 7-Eleven, Inc	3,852

3,425	Albertson’s, Inc	77,576

15	Arden Group, Inc (Class A)	1,163

174	* Great Atlantic & Pacific Tea Co, Inc	1,462

100	Ingles Markets, Inc (Class A)	1,027

7,600	* Kroger Co	140,676

276	* Panera Bread Co (Class A)	10,910

325	* Pathmark Stores, Inc	2,470

300	Ruddick Corp	5,370

4,746	* Safeway, Inc	103,985

3,682	* Starbucks Corp	121,727

100	Weis Markets, Inc	3,630

462	Whole Foods Market, Inc	31,014

261	* Wild Oats Markets, Inc	3,375

595	Winn-Dixie Stores, Inc	5,920

	TOTAL FOOD STORES	514,157

FORESTRY—0.12%

2,226	Weyerhaeuser Co	142,464

	TOTAL FORESTRY	142,464

FURNITURE AND FIXTURES—0.31%

100	Bassett Furniture Industries, Inc	1,650

291	Ethan Allen Interiors, Inc	12,187

461	Furniture Brands International, Inc	13,521

700	Herman Miller, Inc	16,989
TIAA-CREF Life Funds 2003 Annual Report     71
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

FURNITURE AND FIXTURES—(Continued)

474	Hillenbrand Industries, Inc	$29,416

541	HON Industries, Inc	23,436

32	Hooker Furniture Corp	1,306

850	Johnson Controls, Inc	98,702

300	Kimball International, Inc (Class B)	4,665

500	La-Z-Boy, Inc	10,490

654	Lear Corp	40,110

1,869	Leggett & Platt, Inc	40,426

2,507	Newell Rubbermaid, Inc	57,084

207	* Select Comfort Corp	5,125

47	Stanley Furniture Co, Inc	1,481

290	Steelcase, Inc (Class A)	4,164

	TOTAL FURNITURE AND FIXTURES	360,752

FURNITURE AND HOMEFURNISHINGS STORES—0.37%

2,915	* Bed Bath & Beyond, Inc	126,365

2,502	Best Buy Co, Inc	130,704

2,068	Circuit City Stores, Inc (Circuit City Group)	20,949

227	* Cost Plus, Inc	9,307

140	* Electronics Boutique Holdings Corp	3,205

166	* Gamestop Corp (Class A)	2,558

142	* Guitar Center, Inc	4,626

166	Haverty Furniture Cos, Inc	3,297

650	* Intertan, Inc	6,578

113	* Kirkland’s, Inc	1,996

300	* Linens ’n Things, Inc	9,024

1,100	Pier 1 Imports, Inc	24,046

1,900	RadioShack Corp	58,292

164	* Restoration Hardware, Inc	779

77	* Rex Stores Corp	1,090

304	* The Bombay Co, Inc	2,475

200	* Trans World Entertainment Corp	1,424

200	* Tweeter Home Entertainment Group, Inc	1,890

101	* Ultimate Electronics, Inc	771

822	* Williams-Sonoma, Inc	28,581

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES	437,957

GENERAL BUILDING CONTRACTORS—0.36%

187	Beazer Homes U.S.A., Inc	18,262

636	Centex Corp	68,465

1,114	D.R. Horton, Inc	48,192

39	* Dominion Homes, Inc	1,183

199	* Hovnanian Enterprises, Inc (Class A)	17,325

364	KB Home	26,397

48	Lennar Corp	4,387

666	Lennar Corp (Class A)	63,936

111	M/I Schottenstein Homes, Inc	4,335

196	MDC Holdings, Inc	12,700

182	* Meritage Corp	12,068

57	* NVR, Inc	26,562

100	* Palm Harbor Homes, Inc	1,787

173	* Perini Corp	1,583

479	Pulte Homes, Inc	44,844

200	Ryland Group, Inc	17,728

335	Standard-Pacific Corp	16,264

509	* Toll Brothers, Inc	20,238

264	Walter Industries, Inc	3,524

63	* WCI Communities, Inc	1,298

45	* William Lyon Homes, Inc	2,825

	TOTAL GENERAL BUILDING CONTRACTORS	413,903

GENERAL MERCHANDISE STORES—2.23%

312	* 99 Cents Only Stores	8,496

1,066	* Big Lots, Inc	15,148

555	* BJ’s Wholesale Club, Inc	12,743

115	* Brookstone, Inc	2,451

300	Casey’s General Stores, Inc	5,298

4,478	* Costco Wholesale Corp	166,492

633	Dillard’s, Inc (Class A)	10,419

3,001	Dollar General Corp	62,991

1,045	* Dollar Tree Stores, Inc	31,413
72    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

GENERAL MERCHANDISE STORES—(Continued)

1,370	Family Dollar Stores, Inc	$49,156

1,862	Federated Department Stores, Inc	87,756

480	Fred’s, Inc	14,870

2,600	J.C. Penney Co, Inc	68,328

2,881	* Kohl’s Corp	129,472

2,748	May Department Stores Co	79,884

300	* Neiman Marcus Group, Inc (Class A)	16,101

1,700	* Saks, Inc	25,568

2,484	Sears Roebuck & Co	112,997

288	* ShopKo Stores, Inc	4,392

200	* Stein Mart, Inc	1,648

9,087	Target Corp	348,941

100	* Tuesday Morning Corp	3,025

26,076	Wal-Mart Stores, Inc	1,383,332

	TOTAL GENERAL MERCHANDISE STORES	2,640,921

HEALTH SERVICES—0.76%

406	* Accredo Health, Inc	12,834

276	* American Healthways, Inc	6,588

188	* Amsurg Corp	7,123

400	* Apria Healthcare Group, Inc	11,388

900	* Beverly Enterprises, Inc	7,731

2,679	* Caremark Rx, Inc	67,859

132	* Chronimed, Inc	1,119

434	* Community Health Systems, Inc	11,536

60	* Corvel Corp	2,256

501	* Coventry Health Care, Inc	32,309

296	* Cross Country Healthcare, Inc	4,416

151	* CryoLife, Inc	873

94	* Curative Health Services, Inc	1,297

612	* DaVita, Inc	23,868

200	* Dynacq Healthcare, Inc	1,536

231	* Enzo Biochem, Inc	4,137

582	* Express Scripts, Inc	38,662

809	* First Health Group Corp	15,743

128	* Genesis HealthCare Corp	2,916

175	* Gentiva Health Services, Inc	2,212

4,835	HCA, Inc	207,712

2,300	Health Management Associates, Inc (Class A)	55,200

500	Hooper Holmes, Inc	3,090

65	* IMPAC Medical Systems, Inc	1,661

72	* Inveresk Research Group, Inc	1,781

103	* Kindred Healthcare, Inc	5,354

48	* LabOne, Inc	1,559

1,511	* Laboratory Corp Of America Holdings	55,831

384	* LifePoint Hospitals, Inc	11,309

885	* Lincare Holdings, Inc	26,577

1,022	Manor Care, Inc	35,331

200	* Matria Healthcare, Inc	4,226

210	* MIM Corp	1,476

100	* National Healthcare Corp	1,990

257	* NeighborCare, Inc	5,076

336	* Odyssey HealthCare, Inc	9,846

125	* Option Care, Inc	1,335

358	* Orthodontic Centers Of America, Inc	2,882

218	* Pediatrix Medical Group, Inc	12,010

675	* Province Healthcare Co	10,800

300	* RehabCare Group, Inc	6,378

460	* Renal Care Group, Inc	18,952

200	Select Medical Corp	3,256

200	* Specialty Laboratories, Inc	3,358

164	* Sunrise Senior Living, Inc	6,353

5,068	* Tenet Healthcare Corp	81,341

669	* Triad Hospitals, Inc	22,258

200	* U.S. Physical Therapy, Inc	3,146

181	* United Surgical Partners International, Inc	6,060
TIAA-CREF Life Funds 2003 Annual Report     73
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

HEALTH SERVICES—(Continued)

496	Universal Health Services, Inc (Class B)	$26,645

121	* VistaCare, Inc (Class A)	4,253

	TOTAL HEALTH SERVICES	893,449

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%

296	Granite Construction, Inc	6,953

200	* Insituform Technologies, Inc (Class A)	3,300

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,253

HOLDING AND OTHER INVESTMENT OFFICES—4.29%

300	* 4Kids Entertainment, Inc	7,806

200	Acadia Realty Trust	2,500

90	Alabama National Bancorp	4,730

74	* Alexander’s, Inc	9,225

200	Alexandria Real Estate Equities, Inc	11,580

108	Allegiant Bancorp, Inc	3,029

1,250	Allied Capital Corp	34,850

725	AMB Property Corp	23,838

200	Amcore Financial, Inc	5,404

54	American Land Lease, Inc	1,077

85	American Mortgage Acceptance Co	1,386

148	AMLI Residential Properties Trust	3,966

634	Annaly Mortgage Management, Inc	11,666

503	Anthracite Capital, Inc	5,568

334	Anworth Mortgage Asset Corp	4,653

964	Apartment Investment & Management Co (Class A)	33,258

1,720	Archstone-Smith Trust	48,126

600	Arden Realty, Inc	18,204

100	Associated Estates Realty Corp	731

523	AvalonBay Communities, Inc	24,999

300	Bedford Property Investors, Inc	8,589

745	Boston Properties, Inc	35,902

300	* Boykin Lodging Co	2,745

232	Brandywine Realty Trust	6,211

500	BRE Properties, Inc (Class A)	16,700

518	Brookline Bancorp, Inc	7,946

231	Camden Property Trust	10,233

260	Capital Automotive REIT	8,320

70	Capitol Bancorp Ltd	1,988

100	Capstead Mortgage Corp	1,678

603	CarrAmerica Realty Corp	17,957

186	CBL & Associates Properties, Inc	10,509

200	Centerpoint Properties Trust	14,980

255	Chelsea Property Group, Inc	13,977

65	Cherokee, Inc	1,478

139	Colonial Properties Trust	5,504

377	Commercial Net Lease Realty, Inc	6,711

110	Community Banks, Inc	4,334

400	Community First Bankshares, Inc	11,576

116	Connecticut Bancshares, Inc	5,979

575	Cornerstone Realty Income Trust, Inc	5,037

306	Corporate Office Properties Trust	6,426

65	Correctional Properties Trust	1,872

426	Cousins Properties, Inc	13,036

649	Crescent Real Estate Equities Co	11,117

574	Developers Diversified Realty Corp	19,269

1,431	Duke Realty Corp	44,361

161	Eastgroup Properties, Inc	5,213

300	Entertainment Properties Trust	10,413

427	Equity Inns, Inc	3,864
74    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)

3,897	Equity Office Properties Trust	$111,649

300	Equity One, Inc	5,064

2,800	Equity Residential	82,628

232	Essex Property Trust, Inc	14,899

627	Federal Realty Investment Trust	24,071

408	* FelCor Lodging Trust, Inc	4,521

100	First Defiance Financial Corp	2,665

125	First Indiana Corp	2,344

300	First Industrial Realty Trust, Inc	10,125

433	First Niagara Financial Group, Inc	6,456

100	First Place Financial Corp	1,953

700	Fremont General Corp	11,837

767	Friedman Billings Ramsey Group, Inc	17,702

302	Gables Residential Trust	10,491

2,100	General Growth Properties, Inc	58,275

115	German American Bancorp	2,021

81	Gladstone Capital Corp	1,810

210	Glenborough Realty Trust, Inc	4,190

511	Glimcher Realty Trust	11,436

149	Great Lakes REIT	2,339

451	Greater Bay Bancorp	12,844

121	* Hawthorne Financial Corp	3,386

624	Health Care Property Investors, Inc	31,699

651	Health Care REIT, Inc	23,436

300	Healthcare Realty Trust, Inc	10,725

165	Heritage Property Investment Trust	4,694

400	Highwoods Properties, Inc	10,160

249	Home Properties, Inc	10,057

600	Hospitality Properties Trust	24,768

3,000	* Host Marriott Corp	36,960

1,100	HRPT Properties Trust	11,099

562	IMPAC Mortgage Holdings, Inc	10,234

477	Independence Community Bank Corp	17,158

208	Innkeepers U.S.A. Trust	1,741

378	Investors Real Estate Trust	3,742

926	iStar Financial, Inc	36,021

191	Keystone Property Trust	4,219

254	Kilroy Realty Corp	8,319

1,050	Kimco Realty Corp	46,988

178	Koger Equity, Inc	3,726

312	Kramont Realty Trust	5,647

1,264	* La Quinta Corp	8,102

200	LaSalle Hotel Properties	3,710

576	Lexington Corporate Properties Trust	11,629

700	Liberty Property Trust	27,230

177	* Local Financial Corp	3,689

129	LTC Properties, Inc	1,901

528	Macerich Co	23,496

588	Mack-Cali Realty Corp	24,473

100	Manufactured Home Communities, Inc	3,765

35	MASSBANK Corp	1,491

300	* Meristar Hospitality Corp	1,953

488	MFA Mortgage Investments, Inc	4,758

161	Mid-America Apartment Communities, Inc	5,406

323	Mills Corp	14,212

114	Mission West Properties, Inc	1,476

200	National Health Investors, Inc	4,976

54	National Health Realty, Inc	1,064

400	Nationwide Health Properties, Inc	7,820

1,157	New Plan Excel Realty Trust	28,543

216	Newcastle Investment Corp	5,854

190	Novastar Financial, Inc	8,162

147	Omega Healthcare Investors, Inc	1,372

150	Oriental Financial Group, Inc	3,873

408	Pan Pacific Retail Properties, Inc	19,441

100	Parkway Properties, Inc	4,160
TIAA-CREF Life Funds 2003 Annual Report     75
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)

252	Pennsylvania Real Estate Investment Trust	$9,148

1,970	Plum Creek Timber Co, Inc	59,987

1,319	Popular, Inc	59,276

300	Post Properties, Inc	8,376

353	Prentiss Properties Trust	11,645

600	* Price Legacy Corp	2,286

49	PrivateBancorp, Inc	2,230

1,577	Prologis	50,606

101	Prosperity Bancshares, Inc	2,275

38	Provident Bancorp, Inc	1,786

135	PS Business Parks, Inc	5,570

1,014	Public Storage, Inc	43,997

53	Quaker City Bancorp, Inc	2,467

208	RAIT Investment Trust	5,325

113	Ramco-Gershenson Properties	3,198

200	Realty Income Corp	8,000

503	Reckson Associates Realty Corp	12,223

133	Redwood Trust, Inc	6,763

200	Regency Centers Corp	7,970

690	Rouse Co	32,430

250	Sandy Spring Bancorp, Inc	9,350

100	Saul Centers, Inc	2,867

479	Senior Housing Properties Trust	8,253

287	Shurgard Storage Centers, Inc (Class A)	10,806

1,400	Simon Property Group, Inc	64,876

105	Sizeler Property Investors	1,125

242	SL Green Realty Corp	9,934

137	Sovran Self Storage, Inc	5,090

22,982	SPDR Trust Series 1	2,557,437

88	Suffolk Bancorp	3,039

248	Summit Properties, Inc	5,957

136	Sun Communities, Inc	5,263

400	Susquehanna Bancshares, Inc	10,004

47	Tanger Factory Outlet Centers, Inc	1,913

300	Taubman Centers, Inc	6,180

499	Thornburg Mortgage, Inc	13,573

163	Tompkins Trustco, Inc	7,548

151	Town & Country Trust	3,828

827	Trizec Properties, Inc	12,736

180	U.S. Restaurant Properties, Inc	3,067

987	United Dominion Realty Trust, Inc	18,950

58	United Mobile Homes, Inc	987

143	United National Bancorp	5,109

100	Universal Health Realty Income Trust	3,010

213	Urstadt Biddle Properties, Inc (Class A)	3,014

900	Ventas, Inc	19,800

862	Vornado Realty Trust	47,195

9,095	Washington Mutual, Inc	364,891

338	Washington Real Estate Investment Trust	9,870

321	Waypoint Financial Corp	6,969

487	Weingarten Realty Investors	21,598

51	Westfield Financial, Inc	1,212

100	Winston Hotels, Inc	1,020

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,079,205

HOTELS AND OTHER LODGING PLACES—0.27%

113	* Ameristar Casinos, Inc	2,765

300	* Boca Resorts, Inc (Class A)	4,488

300	Boyd Gaming Corp	4,842

215	Choice Hotels International, Inc	7,579

689	Extended Stay America, Inc	9,977

3,226	Hilton Hotels Corp	55,261

573	Mandalay Resort Group	25,625

200	Marcus Corp	3,280

1,838	Marriott International, Inc (Class A)	84,916

600	* MGM Mirage	22,566

2,870	* Park Place Entertainment Corp	31,082
76    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)

200	* Pinnacle Entertainment, Inc	$1,864

400	* Prime Hospitality Corp	4,080

1,753	Starwood Hotels & Resorts Worldwide, Inc	63,055

78	* Vail Resorts, Inc	1,326

44	* Wynn Resorts Ltd	1,232

	TOTAL HOTELS AND OTHER LODGING PLACES	323,938

INDUSTRIAL MACHINERY AND EQUIPMENT—7.20%

7,728	3M Co	657,112

86	* Aaon, Inc	1,669

222	* Actuant Corp	8,036

900	* Adaptec, Inc	7,947

652	* Advanced Digital Information Corp	9,128

649	* AGCO Corp	13,071

745	* American Standard Cos, Inc	75,022

3,417	* Apple Computer, Inc	73,021

16,293	* Applied Materials, Inc	365,778

100	* Astec Industries, Inc	1,227

70	* ASV, Inc	2,615

300	* Asyst Technologies, Inc	5,205

383	* Avocent Corp	13,987

900	* Axcelis Technologies, Inc	9,198

3,474	Baker Hughes, Inc	111,724

41	BHA Group Holdings, Inc	1,031

839	Black & Decker Corp	41,379

243	Black Box Corp	11,195

200	Briggs & Stratton Corp	13,480

388	* Brooks Automation, Inc	9,378

86	Cascade Corp	1,918

3,364	Caterpillar, Inc	279,279

600	* Cirrus Logic, Inc	4,602

69,382	* Cisco Systems, Inc	1,685,289

300	* Computer Network Technology Corp	2,862

500	* Concurrent Computer Corp	2,185

546	* Cooper Cameron Corp	25,444

688	* Cray, Inc	6,832

418	Cummins, Inc	20,457

200	* Cuno, Inc	9,006

400	* Cymer, Inc	18,476

2,366	Deere & Co	153,908

22,462	* Dell, Inc	762,810

700	Diebold, Inc	37,709

353	Donaldson Co, Inc	20,883

281	* Dot Hill Systems Corp	4,257

1,973	Dover Corp	78,427

59	* Dril-Quip, Inc	962

745	Eaton Corp	80,445

500	* Electronics For Imaging, Inc	13,010

22,899	* EMC Corp	295,855

700	* Emulex Corp	18,676

177	Engineered Support Systems, Inc	9,746

215	* EnPro Industries, Inc	2,999

200	* Esterline Technologies Corp	5,334

313	* FalconStor Software, Inc	2,736

121	* Fargo Electronics, Inc	1,539

500	* Flowserve Corp	10,440

588	* FMC Technologies, Inc	13,700

169	* Gardner Denver, Inc	4,034

1,600	* Gateway, Inc	7,360

100	* General Binding Corp	1,800

258	* Global Power Equipment Group, Inc	1,723

100	Gorman-Rupp Co	2,640

514	Graco, Inc	20,611

817	* Grant Prideco, Inc	10,637

30,128	Hewlett-Packard Co	692,040

96	* Hydril	2,297

310	* Hypercom Corp	1,476

255	IDEX Corp	10,605

300	* InFocus Corp	2,904

112	* Interland, Inc	731

15,944	International Business Machines Corp	1,477,690

3,416	International Game Technology	121,951

420	Iomega Corp	2,512

1,008	ITT Industries, Inc	74,804

400	JLG Industries, Inc	6,092

396	Joy Global, Inc	10,355

85	* Kadant, Inc	1,840

300	Kaydon Corp	7,752

286	Kennametal, Inc	11,369

248	* Komag, Inc	3,628

400	* Kulicke & Soffa Industries, Inc	5,752

1,100	* Lam Research Corp	35,530
TIAA-CREF Life Funds 2003 Annual Report     77
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)

400	Lennox International, Inc	$6,680

1,197	* Lexmark International, Inc	94,132

300	Lincoln Electric Holdings, Inc	7,422

100	Lindsay Manufacturing Co	2,525

100	Lufkin Industries, Inc	2,879

278	Manitowoc Co, Inc	8,674

2,060	* Maxtor Corp	22,866

200	* Micros Systems, Inc	8,672

164	* Milacron, Inc	684

300	Modine Manufacturing Co	8,094

120	Nacco Industries, Inc (Class A)	10,738

705	* National-Oilwell, Inc	15,764

2,860	* Network Appliance, Inc	58,716

200	Nordson Corp	6,906

267	* Oil States International, Inc	3,722

300	* Omnicell, Inc	4,860

69	* Overland Storage, Inc	1,297

1,243	Pall Corp	33,350

324	* PalmOne, Inc	3,807

1,103	Parker Hannifin Corp	65,629

300	* Paxar Corp	4,020

453	Pentair, Inc	20,702

2,219	Pitney Bowes, Inc	90,136

147	* Planar Systems, Inc	3,575

300	* Presstek, Inc	2,181

200	* ProQuest Co	5,890

1,410	* Quantum Corp	4,399

200	* Rainbow Technologies, Inc	2,252

78	Robbins & Myers, Inc	1,481

757	* Sandisk Corp	46,283

200	Sauer-Danfoss, Inc	3,240

100	Schawk, Inc	1,363

519	* Scientific Games Corp (Class A)	8,828

100	* Semitool, Inc	1,072

168	* Sigma Designs, Inc	1,265

1,700	* Silicon Graphics, Inc	2,329

803	* Smith International, Inc	33,341

7,870	* Solectron Corp	46,512

700	* SPX Corp	41,167

100	Standex International Corp	2,800

400	Stewart & Stevenson Services, Inc	5,620

1,174	* Storage Technology Corp	30,231

2,550	Symbol Technologies, Inc	43,070

139	Tecumseh Products Co (Class A)	6,732

100	Tennant Co	4,330

458	* Terex Corp	13,044

100	Thomas Industries, Inc	3,466

648	Timken Co	12,999

200	Toro Co	9,280

200	* Ultratech, Inc	5,874

400	* UNOVA, Inc	9,180

262	* Veeco Instruments, Inc	7,388

1,700	* Western Digital Corp	20,043

67	Woodward Governor Co	3,808

6,903	* Xerox Corp	95,261

362	York International Corp	13,322

400	* Zebra Technologies Corp (Class A)	26,548

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,519,571

INSTRUMENTS AND RELATED PRODUCTS—2.80%

255	* Aclara BioSciences, Inc	931

274	* Advanced Medical Optics, Inc	5,384

191	* Advanced Neuromodulation Systems, Inc	8,782

4,877	* Agilent Technologies, Inc	142,603

400	* Aksys Ltd	3,532

300	* Alaris Medical Systems, Inc	4,563

700	* Align Technology, Inc	11,564

190	* American Medical Systems Holdings, Inc	4,142

100	Analogic Corp	4,100

1,953	Applera Corp (Applied Biosystems Group)	40,447

172	Arrow International, Inc	4,297

200	* Arthrocare Corp	4,900

494	Bard (C.R.), Inc	40,138

460	Bausch & Lomb, Inc	23,874

5,784	Baxter International, Inc	176,528

600	Beckman Coulter, Inc	30,498
78    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)

2,494	Becton Dickinson & Co	$102,603

80	BEI Technologies, Inc	1,600

198	* Biolase Technology, Inc	3,287

2,466	Biomet, Inc	89,787

256	* Bio-Rad Laboratories, Inc (Class A)	14,764

6,362	* Boston Scientific Corp	233,867

104	* Bruker BioSciences Corp	473

81	* Candela Corp	1,473

61	* Cantel Medical Corp	988

504	* Cardiac Science, Inc	2,011

300	* Cardiodynamics International Corp	1,791

209	* Cepheid, Inc	2,002

177	* Cerus Corp	804

107	* Cholestech Corp	816

100	* Closure Medical Corp	3,393

359	Cognex Corp	10,138

265	* Coherent, Inc	6,307

200	Cohu, Inc	3,830

100	* Cole National Corp	2,000

200	* Conceptus, Inc	2,124

200	* Concord Camera Corp	1,850

450	* Conmed Corp	10,710

353	Cooper Cos, Inc	16,637

664	* Credence Systems Corp	8,738

200	* Cyberonics, Inc	6,402

900	* Cytyc Corp	12,384

100	Datascope Corp	3,585

841	Dentsply International, Inc	37,988

184	* Dionex Corp	8,468

263	* DRS Technologies, Inc	7,306

2,934	Eastman Kodak Co	75,316

137	EDO Corp	3,377

548	* Edwards Lifesciences Corp	16,484

100	* ESCO Technologies, Inc	4,365

62	* Exactech, Inc	915

81	* Excel Technology, Inc	2,662

177	* FEI Co	3,983

400	* Fisher Scientific International, Inc	16,548

250	* Flir Systems, Inc	9,125

450	* Fossil, Inc	12,605

3,015	Guidant Corp	181,503

151	* Haemonetics Corp	3,607

177	* Hanger Orthopedic Group, Inc	2,756

109	* Herley Industries, Inc	2,256

177	* Hologic, Inc	3,067

111	* ICU Medical, Inc	3,805

186	* Igen International, Inc	10,957

100	* Ii-Vi, Inc	2,580

150	* Inamed Corp	7,209

400	* Input/ Output, Inc	1,804

159	* Integra LifeSciences Holding	4,552

158	* Interpore International	2,054

164	* Intuitive Surgical, Inc	2,803

316	Invacare Corp	12,757

181	* Invision Technologies, Inc	6,076

200	* Ionics, Inc	6,370

162	* I-Stat Corp	2,479

304	* Itron, Inc	5,581

213	* Ixia	2,492

100	Keithley Instruments, Inc	1,830

66	* Kensey Nash Corp	1,535

1,796	* KLA-Tencor Corp	105,371

102	* KVH Industries, Inc	2,802

189	* Kyphon, Inc	4,693

137	* Laserscope	2,136

561	* Lexar Media, Inc	9,778

522	* LTX Corp	7,846

82	* Medical Action Industries, Inc	1,534

12,137	Medtronic, Inc	589,980

370	Mentor Corp	8,902

186	* Merit Medical Systems, Inc	4,140

233	* Mettler-Toledo International, Inc	9,835

452	* Millipore Corp	19,459

100	Mine Safety Appliances Co	7,951

229	* MKS Instruments, Inc	6,641

100	* Molecular Devices Corp	1,899

100	Movado Group, Inc	2,823

221	MTS Systems Corp	4,250

407	* Newport Corp	6,728

172	* Novoste Corp	824

200	Oakley, Inc	2,768

155	* Ocular Sciences, Inc	4,450

485	* Orbital Sciences Corp	5,830

293	* Orthologic Corp	1,796

161	* Osteotech, Inc	1,417

991	PerkinElmer, Inc	16,916

200	* Photon Dynamics, Inc	8,048

500	* Pinnacle Systems, Inc	4,265
TIAA-CREF Life Funds 2003 Annual Report     79
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)

164	* Possis Medical, Inc	$3,239

3,994	Raytheon Co	119,980

214	* Resmed, Inc	8,890

282	* Respironics, Inc	12,715

1,703	Rockwell Automation, Inc	60,627

122	* Rofin-Sinar Technologies, Inc	4,216

300	Roper Industries, Inc	14,778

100	* Rudolph Technologies, Inc	2,454

168	* Sola International, Inc	3,158

126	* Sonic Solutions, Inc	1,928

150	* SonoSite, Inc	3,216

1,720	* St. Jude Medical, Inc	105,522

180	* Staar Surgical Co	2,027

258	* Star Scientific, Inc	475

600	* Steris Corp	13,560

1,385	Stryker Corp	117,739

400	* Sybron Dental Specialties, Inc	11,240

89	* Synovis Life Technologies, Inc	1,810

300	* Techne Corp	11,334

674	Tektronix, Inc	21,298

358	Teleflex, Inc	17,302

2,014	* Teradyne, Inc	51,256

300	* Theragenics Corp	1,641

203	* Therasense, Inc	4,121

1,797	* Thermo Electron Corp	45,284

483	* Thoratec Corp	6,284

333	* Trimble Navigation Ltd	12,401

200	* TriPath Imaging, Inc	1,560

100	United Industrial Corp	1,805

642	* Varian Medical Systems, Inc	44,362

283	* Varian, Inc	11,810

100	* Ventana Medical Systems, Inc	3,940

204	* Viasys Healthcare, Inc	4,202

400	* Visx, Inc	9,260

94	* Vital Images, Inc	1,677

61	Vital Signs, Inc	1,995

302	* Vivus, Inc	1,145

1,100	* Waters Corp	36,476

143	* Wright Medical Group, Inc	4,353

300	X-Rite, Inc	3,396

43	Young Innovations, Inc	1,548

2,367	* Zimmer Holdings, Inc	166,637

100	* Zoll Medical Corp	3,548

100	* Zygo Corp	1,649

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,318,802

INSURANCE AGENTS, BROKERS AND SERVICE—0.40%

2,301	AON Corp	55,086

544	Brown & Brown, Inc	17,740

200	* Clark, Inc	3,848

245	Crawford & Co (Class B)	1,730

1,000	Gallagher (Arthur J.) & Co	32,490

300	Hilb, Rogal & Hamilton Co	9,621

5,436	Marsh & McLennan Cos, Inc	260,330

2,712	* Medco Health Solutions, Inc	92,181

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	473,026

INSURANCE CARRIERS—4.54%

300	21st Century Insurance Group	4,125

778	* AdvancePCS	40,969

1,442	Aetna, Inc	97,450

5,041	Aflac, Inc	182,383

321	Alfa Corp	4,128

42	* Alleghany Corp	9,345

500	* Allmerica Financial Corp	15,385

6,810	Allstate Corp	292,966

927	Ambac Financial Group, Inc	64,325

281	American Financial Group, Inc	7,435

22,662	American International Group, Inc	1,502,037

120	* American Medical Security Group, Inc	2,690

100	American National Insurance Co	8,437

87	* American Physicians Capital, Inc	1,601

217	* AMERIGROUP Corp	9,255

324	AmerUs Group Co	11,330

1,301	* Anthem, Inc	97,575

200	* Argonaut Group, Inc	3,108
80    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

INSURANCE CARRIERS—(Continued)

125	Baldwin & Lyons, Inc (Class B)	$3,508

672	Berkley (W.R.) Corp	23,486

154	* Centene Corp	4,314

1,736	Chubb Corp	118,222

1,391	Cigna Corp	79,983

1,258	Cincinnati Financial Corp	52,685

246	* Citizens, Inc	2,321

303	* CNA Financial Corp	7,302

100	* CNA Surety Corp	951

225	Commerce Group, Inc	8,888

150	Delphi Financial Group, Inc (Class A)	5,400

32	* Enstar Group, Inc	1,506

254	Erie Indemnity Co (Class A)	10,765

79	FBL Financial Group, Inc (Class A)	2,038

1,258	Fidelity National Financial, Inc	48,785

72	* Financial Industries Corp	1,015

800	First American Corp	23,816

68	Great American Financial Resources, Inc	1,103

316	Harleysville Group, Inc	6,285

2,807	Hartford Financial Services Group, Inc	165,697

572	HCC Insurance Holdings, Inc	18,190

1,125	* Health Net, Inc	36,788

100	* HealthExtras, Inc	1,340

347	Horace Mann Educators Corp	4,848

1,400	* Humana, Inc	31,990

1,481	Jefferson-Pilot Corp	75,013

2,775	John Hancock Financial Services, Inc	104,063

77	Kansas City Life Insurance Co	3,557

200	Landamerica Financial Group, Inc	10,452

331	Leucadia National Corp	15,259

1,700	Lincoln National Corp	68,629

1,333	Loews Corp	65,917

87	* Markel Corp	22,055

1,358	MBIA, Inc	80,434

237	Mercury General Corp	11,032

3,433	MetLife, Inc	115,589

649	MGIC Investment Corp	36,954

433	* Mid Atlantic Medical Services, Inc	28,058

70	Midland Co	1,653

518	* MONY Group, Inc	16,208

19	* National Western Life Insurance Co (Class A)	2,942

356	Nationwide Financial Services, Inc (Class A)	11,769

37	* Navigators Group, Inc	1,142

154	Odyssey Re Holdings Corp	3,473

468	* Ohio Casualty Corp	8,124

1,650	Old Republic International Corp	41,844

900	Oxford Health Plans, Inc	39,150

300	* Pacificare Health Systems, Inc	20,280

203	* Philadelphia Consolidated Holding Corp	9,912

922	Phoenix Cos, Inc	11,101

61	* Pico Holdings, Inc	956

400	* PMA Capital Corp (Class A)	2,048

906	PMI Group, Inc	33,730

200	Presidential Life Corp	2,632

2,728	Principal Financial Group	90,215

196	* ProAssurance Corp	6,301

1,871	Progressive Corp	156,397

631	Protective Life Corp	21,353

5,530	Prudential Financial, Inc	230,988

827	Radian Group, Inc	40,316

250	Reinsurance Group Of America, Inc	9,663

200	RLI Corp	7,492

1,383	Safeco Corp	53,840

237	Selective Insurance Group, Inc	7,669

245	* Sierra Health Services, Inc	6,725

2,100	St. Paul Cos, Inc	83,265

233	Stancorp Financial Group, Inc	14,651

100	State Auto Financial Corp	2,339

200	Stewart Information Services Corp	8,110
TIAA-CREF Life Funds 2003 Annual Report     81
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

INSURANCE CARRIERS—(Continued)

1,117	Torchmark Corp	$50,868

250	Transatlantic Holdings, Inc	20,200

3,756	Travelers Property Casualty Corp (Class A)	63,026

4,651	Travelers Property Casualty Corp (Class B)	78,927

73	* Triad Guaranty, Inc	3,676

354	* UICI	4,701

67	United Fire & Casualty Co	2,704

5,460	UnitedHealth Group, Inc	317,663

300	Unitrin, Inc	12,423

215	* Universal American Financial Corp	2,131

3,000	UnumProvident Corp	47,310

288	* WellChoice, Inc	9,936

1,549	* Wellpoint Health Networks, Inc	150,238

10	Wesco Financial Corp	3,520

100	Zenith National Insurance Corp	3,255

	TOTAL INSURANCE CARRIERS	5,369,648

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%

100	* Wackenhut Corrections Corp	2,280

	TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,280

LEATHER AND LEATHER PRODUCTS—0.09%

162	Brown Shoe Co, Inc	6,145

1,744	* Coach, Inc	65,836

400	K-Swiss, Inc (Class A)	9,624

126	* Maxwell Shoe Co, Inc (Class A)	2,138

100	* Steven Madden Ltd	2,040

184	* Timberland Co (Class A)	9,581

30	Weyco Group, Inc	1,009

400	Wolverine World Wide, Inc	8,152

	TOTAL LEATHER AND LEATHER PRODUCTS	104,525

LEGAL SERVICES—0.00%

165	* Pre-Paid Legal Services, Inc	4,310

	TOTAL LEGAL SERVICES	4,310

LUMBER AND WOOD PRODUCTS—0.09%

40	American Woodmark Corp	2,202

400	* Champion Enterprises, Inc	2,800

100	Deltic Timber Corp	3,040

2,317	Georgia-Pacific Corp	71,062

100	* Modtech Holdings, Inc	841

415	Rayonier, Inc	17,227

100	Skyline Corp	3,487

200	Universal Forest Products, Inc	6,436

	TOTAL LUMBER AND WOOD PRODUCTS	107,095

METAL MINING—0.28%

100	* Cleveland-Cliffs, Inc	5,095

1,560	* Coeur D’alene Mines Corp	9,017

1,302	Freeport-McMoRan Copper & Gold, Inc (Class A)	54,853

1,152	* Hecla Mining Co	9,550

3,747	Newmont Mining Corp	182,142

772	* Phelps Dodge Corp	58,741

168	Royal Gold, Inc	3,516

113	Southern Peru Copper Corp	5,329

345	* Stillwater Mining Co	3,302

	TOTAL METAL MINING	331,545

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.14%

300	Blyth, Inc	9,666

625	Callaway Golf Co	10,531

149	* Daktronics, Inc	3,749

1,067	Hasbro, Inc	22,706

600	* Identix, Inc	2,670

211	* Jakks Pacific, Inc	2,777

300	* K2, Inc	4,563

256	* Leapfrog Enterprises, Inc	6,792

100	* Lydall, Inc	1,019

4,080	Mattel, Inc	78,622

275	Nautilus Group, Inc	3,864

200	* Oneida Ltd	1,178
82    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES—(Continued)

89	Penn Engineering & Manufacturing Corp	$1,694

141	* RC2 Corp	2,926

100	Russ Berrie & Co, Inc	3,390

175	* Shuffle Master, Inc	6,059

100	* Steinway Musical Instruments, Inc	2,470

209	* Yankee Candle Co, Inc	5,712

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	170,388

MISCELLANEOUS RETAIL—1.19%

198	* 1-800-Flowers.com, Inc (Class A)	2,190

110	* AC Moore Arts & Crafts, Inc	2,119

247	* Alloy, Inc	1,287

2,197	* Amazon.com, Inc	115,650

409	* Barnes & Noble, Inc	13,436

134	* Big 5 Sporting Goods Corp	2,807

73	Blair Corp	1,777

115	* Blue Rhino Corp	1,597

700	Borders Group, Inc	15,344

200	Cash America International, Inc	4,236

225	* Coldwater Creek, Inc	2,475

3,706	CVS Corp	133,861

133	* Dick’s Sporting Goods, Inc	6,472

333	* Drugstore.com, Inc	1,835

265	* Duane Reade, Inc	4,484

4,028	* eBay, Inc	260,169

200	* Finlay Enterprises, Inc	2,826

178	Friedman’s, Inc (Class A)	1,194

95	* Galyans Trading Co, Inc	1,144

200	Hancock Fabrics, Inc	2,896

97	* Hibbett Sporting Goods, Inc	2,891

318	* Jill (J.) Group, Inc	4,042

150	* Jo-Ann Stores, Inc	3,060

300	Longs Drug Stores Corp	7,422

400	* Marvel Enterprises, Inc	11,644

600	Michaels Stores, Inc	26,520

257	MSC Industrial Direct Co (Class A)	7,068

3,250	* Office Depot, Inc	54,308

719	Omnicare, Inc	29,040

93	* Overstock.com, Inc	1,847

106	* Party City Corp	1,345

100	* PC Connection, Inc	837

185	* Petco Animal Supplies, Inc	5,633

1,300	Petsmart, Inc	30,940

133	* Priceline.com, Inc	2,381

5,131	* Rite Aid Corp	30,991

99	* Sharper Image Corp	3,232

195	* Sports Authority, Inc	7,488

384	* Stamps.com, Inc	2,381

4,696	* Staples, Inc	128,201

375	* Summit America Television, Inc	1,470

1,124	Tiffany & Co	50,805

1,626	* Toys ‘R’ Us, Inc	20,553

180	* Valuevision International, Inc (Class A)	3,006

10,189	Walgreen Co	370,676

102	* Whitehall Jewellers, Inc	1,007

81	World Fuel Services Corp	2,750

245	* Zale Corp	13,034

	TOTAL MISCELLANEOUS RETAIL	1,402,371

MOTION PICTURES—1.36%

300	* AMC Entertainment, Inc	4,563

200	* Avid Technology, Inc	9,600

400	Blockbuster, Inc (Class A)	7,180

500	* Hollywood Entertainment Corp	6,875

26,838	* Liberty Media Corp (Class A)	319,104

1,015	* Metro-Goldwyn-Mayer, Inc	17,346

255	Movie Gallery, Inc	4,763

112	* NetFlix, Inc	6,125

145	* Reading International, Inc	858

166	Regal Entertainment Group (Class A)	3,406

42,406	* Time Warner, Inc	762,884

20,008	Walt Disney Co	466,787

	TOTAL MOTION PICTURES	1,609,491

TIAA-CREF Life Funds 2003 Annual Report     83
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

NONDEPOSITORY INSTITUTIONS—2.19%

102	* Accredited Home Lenders Holding Co	$3,121

200	Advanta Corp (Class A)	2,598

636	American Capital Strategies Ltd	18,908

11,396	American Express Co	549,629

189	American Home Mortgage Investment Corp	4,254

1,356	* AmeriCredit Corp	21,601

2,124	Capital One Financial Corp	130,180

555	CharterMac	11,727

1,902	CIT Group, Inc	68,377

100	* CompuCredit Corp	2,128

1,650	Countrywide Financial Corp	125,153

100	* Credit Acceptance Corp	1,530

859	Doral Financial Corp	27,729

471	* E-Loan, Inc	1,404

9,714	Fannie Mae	729,133

60	* Federal Agricultural Mortgage Corp (Class C)	1,918

100	* Financial Federal Corp	3,055

6,825	Freddie Mac	398,034

10,696	MBNA Corp	265,796

185	MCG Capital Corp	3,608

270	Metris Cos, Inc	1,199

350	New Century Financial Corp	13,885

2,646	* Providian Financial Corp	30,799

258	* Saxon Capital, Inc	5,405

4,043	SLM Corp	152,340

29	Student Loan Corp	4,234

121	Westcorp	4,423

90	* WFS Financial, Inc	3,821

100	* World Acceptance Corp	1,991

	TOTAL NONDEPOSITORY INSTITUTIONS	2,587,980

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%

200	Amcol International Corp	4,060

1,000	Vulcan Materials Co	47,570

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	51,630

OIL AND GAS EXTRACTION—1.37%

2,482	Anadarko Petroleum Corp	126,607

1,696	Apache Corp	137,546

69	* Atwood Oceanics, Inc	2,204

200	Berry Petroleum Co (Class A)	4,050

1,541	* BJ Services Co	55,322

1,851	Burlington Resources, Inc	102,508

278	Cabot Oil & Gas Corp (Class A)	8,159

300	* Cal Dive International, Inc	7,233

1,600	Chesapeake Energy Corp	21,728

514	* Cimarex Energy Co	13,719

300	* Comstock Resources, Inc	5,790

360	* Denbury Resources, Inc	5,008

2,351	Devon Energy Corp	134,618

520	Diamond Offshore Drilling, Inc	10,665

100	* Encore Acquisition Co	2,465

164	* Energy Partners Ltd	2,280

1,653	ENSCO International, Inc	44,912

1,067	EOG Resources, Inc	49,263

350	* Evergreen Resources, Inc	11,379

480	* Forest Oil Corp	13,714

900	* Global Industries Ltd	4,635

1,800	* Grey Wolf, Inc	6,732

444	* Hanover Compressor Co	4,951

318	* Harvest Natural Resources, Inc	3,164

400	Helmerich & Payne, Inc	11,172

278	* Horizon Offshore, Inc	1,223

100	* Houston Exploration Co	3,652

358	* KCS Energy, Inc	3,777

1,027	Kerr-McGee Corp	47,745

1,400	* Key Energy Services, Inc	14,434
84    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

OIL AND GAS EXTRACTION—(Continued)

705	* Magnum Hunter Resources, Inc	$6,705

43	* Magnum Hunter Resources, Inc Wts 03/21/05	24

2,849	Marathon Oil Corp	94,273

124	* McMoRan Exploration Co	2,325

371	* Meridian Resource Corp	2,204

453	* Newfield Exploration Co	20,177

1,000	* Newpark Resources, Inc	4,790

615	Noble Energy, Inc	27,324

185	* Nuevo Energy Co	4,471

3,749	Occidental Petroleum Corp	158,358

200	* Oceaneering International, Inc	5,600

700	* Parker Drilling Co	1,785

312	Patina Oil & Gas Corp	15,285

600	* Patterson-UTI Energy, Inc	19,752

60	Penn Virginia Corp	3,339

165	* Petroleum Development Corp	3,911

977	* Pioneer Natural Resources Co	31,196

285	* Plains Exploration & Production Co	4,386

574	Pogo Producing Co	27,724

1,082	* Pride International, Inc	20,168

100	* Prima Energy Corp	3,516

100	* Quicksilver Resources, Inc	3,230

757	Range Resources Corp	7,154

219	* Remington Oil & Gas Corp	4,312

779	* Rowan Cos, Inc	18,049

100	RPC, Inc	1,099

160	* Seacor Smit, Inc	6,725

500	* Southwestern Energy Co	11,950

260	* Spinnaker Exploration Co	8,390

300	St. Mary Land & Exploration Co	8,550

239	* Stone Energy Corp	10,146

400	* Superior Energy Services, Inc	3,760

270	* Swift Energy Co	4,550

133	* Tetra Technologies, Inc	3,224

556	Tidewater, Inc	16,613

300	* Tom Brown, Inc	9,675

200	* Transmontaigne, Inc	1,290

300	* Unit Corp	7,065

2,621	Unocal Corp	96,531

694	* Varco International, Inc	14,317

300	* Veritas DGC, Inc	3,144

500	Vintage Petroleum, Inc	6,015

148	* Westport Resources Corp	4,419

237	* W-H Energy Services, Inc	3,839

1,866	XTO Energy, Inc	52,808

	TOTAL OIL AND GAS EXTRACTION	1,624,823

PAPER AND ALLIED PRODUCTS—0.71%

462	Bemis Co	23,100

662	Boise Cascade Corp	21,753

470	Bowater, Inc	21,766

200	* Buckeye Technologies, Inc	2,010

200	* Caraustar Industries, Inc	2,760

151	Chesapeake Corp	3,998

97	Glatfelter	1,208

136	Greif, Inc (Class A)	4,829

4,655	International Paper Co	200,677

4,955	Kimberly-Clark Corp	292,791

500	* Longview Fibre Co	6,175

2,133	MeadWestvaco Corp	63,457

600	Packaging Corp Of America	13,116

1,854	* Pactiv Corp	44,311

200	* Playtex Products, Inc	1,546

200	Pope & Talbot, Inc	3,522

300	Potlatch Corp	10,431

700	Rock-Tenn Co (Class A)	12,082

136	Schweitzer-Mauduit International, Inc	4,050

2,470	* Smurfit-Stone Container Corp	45,868

800	Sonoco Products Co	19,696

500	Temple-Inland, Inc	31,335

334	Wausau-Mosinee Paper Corp	4,516

	TOTAL PAPER AND ALLIED PRODUCTS	834,997

TIAA-CREF Life Funds 2003 Annual Report     85
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

PERSONAL SERVICES—0.19%

367	* Alderwoods Group, Inc	$3,457

79	Angelica Corp	1,738

1,291	Cintas Corp	64,718

200	* Coinstar, Inc	3,612

66	CPI Corp	1,334

187	G & K Services, Inc (Class A)	6,872

1,787	H & R Block, Inc	98,946

352	Regis Corp	13,911

2,500	* Service Corp International	13,475

100	Unifirst Corp	2,371

450	* Weight Watchers International, Inc	17,267

	TOTAL PERSONAL SERVICES	227,701

PETROLEUM AND COAL PRODUCTS—3.67%

625	Amerada Hess Corp	33,231

738	Ashland, Inc	32,516

10,546	ChevronTexaco Corp	911,069

6,645	ConocoPhillips	435,713

200	ElkCorp	5,340

65,810	ExxonMobil Corp	2,698,210

300	Frontier Oil Corp	5,166

274	* Headwaters, Inc	5,376

100	Holly Corp	2,750

400	Lubrizol Corp	13,008

1,685	Lyondell Chemical Co	28,561

876	Murphy Oil Corp	57,212

165	* Premcor, Inc	4,290

646	Sunoco, Inc	33,043

1,000	* Tesoro Petroleum Corp	14,570

1,307	Valero Energy Corp	60,566

174	WD-40 Co	6,153

	TOTAL PETROLEUM AND COAL PRODUCTS	4,346,774

PRIMARY METAL INDUSTRIES—0.51%

1,000	* AK Steel Holding Corp	5,100

8,289	Alcoa, Inc	314,982

700	Allegheny Technologies, Inc	9,254

1,420	* Andrew Corp	16,344

200	Belden, Inc	4,218

100	* Brush Engineered Materials, Inc	1,531

400	* Cable Design Technologies Corp	3,596

200	Carpenter Technology Corp	5,914

100	* Century Aluminum Co	1,901

400	* CommScope, Inc	6,532

200	Curtiss-Wright Corp	9,002

100	* Encore Wire Corp	1,771

1,079	Engelhard Corp	32,316

300	* General Cable Corp	2,445

78	Gibraltar Steel Corp	1,962

262	* Lone Star Technologies, Inc	4,187

272	Matthews International Corp (Class A)	8,048

300	* Maverick Tube Corp	5,775

283	* Mueller Industries, Inc	9,724

100	NN, Inc	1,259

200	* NS Group, Inc	1,940

717	Nucor Corp	40,152

651	Precision Castparts Corp	29,562

124	Quanex Corp	5,716

200	* RTI International Metals, Inc	3,374

200	Ryerson Tull, Inc	2,290

94	Schnitzer Steel Industries, Inc (Class A)	5,687

346	* Steel Dynamics, Inc	8,128

200	Texas Industries, Inc	7,400

314	Tredegar Corp	4,876

918	United States Steel Corp	32,148

600	Worthington Industries, Inc	10,818

	TOTAL PRIMARY METAL INDUSTRIES	597,952

PRINTING AND PUBLISHING—0.80%

600	* American Greetings Corp (Class A)	13,122

230	Banta Corp	9,315

655	Belo Corp (Class A)	18,563

300	Bowne & Co, Inc	4,068

100	* Consolidated Graphics, Inc	3,158

49	Courier Corp	1,885

52	CSS Industries, Inc	1,613

529	Dow Jones & Co, Inc	26,371

149	Ennis Business Forms, Inc	2,280

2,653	Gannett Co, Inc	236,541

268	Harland (John H.) Co	7,316
86    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

PRINTING AND PUBLISHING—(Continued)

500	Harte-Hanks, Inc	$10,875

621	Hollinger International, Inc	9,700

112	* Information Holdings, Inc	2,475

201	* Journal Register Co	4,161

809	Knight Ridder, Inc	62,592

400	Lee Enterprises, Inc	17,460

300	* Mail-Well, Inc	1,383

100	* Martha Stewart Living Omnimedia, Inc (Class A)	985

169	McClatchy Co (Class A)	11,627

1,952	McGraw-Hill Cos, Inc	136,484

100	Media General, Inc (Class A)	6,510

400	Meredith Corp	19,524

100	New England Business Services, Inc	2,950

1,507	New York Times Co (Class A)	72,020

100	* Playboy Enterprises, Inc (Class B)	1,616

1,202	* Primedia, Inc	3,402

83	Pulitzer, Inc	4,482

1,081	R.R. Donnelley & Sons Co	32,592

800	Reader’s Digest Association, Inc (Class A)	11,728

300	* Scholastic Corp	10,212

309	Scripps (E.W.) Co (Class A)	29,089

235	Standard Register Co	3,955

200	Thomas Nelson, Inc	3,866

2,187	Tribune Co	112,849

466	* Valassis Communications, Inc	13,677

38	Washington Post Co (Class B)	30,073

400	Wiley (John) & Sons, Inc (Class A)	10,412

	TOTAL PRINTING AND PUBLISHING	950,931

RAILROAD TRANSPORTATION—0.40%

3,624	Burlington Northern Santa Fe Corp	117,236

2,153	CSX Corp	77,379

179	Florida East Coast Industries	5,925

106	* Genesee & Wyoming, Inc (Class A)	3,339

850	* Kansas City Southern Industries, Inc	12,172

3,664	Norfolk Southern Corp	86,654

2,535	Union Pacific Corp	176,132

	TOTAL RAILROAD TRANSPORTATION	478,837

REAL ESTATE—0.06%

39	* Avatar Holdings, Inc	1,441

699	Catellus Development Corp	16,860

59	Consolidated-Tomoka Land Co	1,929

203	Forest City Enterprises, Inc (Class A)	9,645

300	* Jones Lang LaSalle, Inc	6,219

200	LNR Property Corp	9,902

500	St. Joe Co	18,645

800	* Stewart Enterprises, Inc (Class A)	4,544

57	* Tarragon Realty Investors, Inc	941

325	* Trammell Crow Co	4,306

	TOTAL REAL ESTATE	74,432

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.22%

101	* Applied Films Corp	3,335

300	Aptargroup, Inc	11,700

100	Bandag, Inc	4,120

600	Cooper Tire & Rubber Co	12,828

1,909	* Goodyear Tire & Rubber Co	15,005

57	* Gundle/SLT Environmental, Inc	1,183

226	* Jarden Corp	6,179

151	Myers Industries, Inc	1,830

1,654	Nike, Inc (Class B)	113,233

61	Quixote Corp	1,489

454	Reebok International Ltd	17,851

353	Schulman (A.), Inc	7,526

891	* Sealed Air Corp	48,239

100	* Skechers U.S.A., Inc (Class A)	815

100	Spartech Corp	2,464

60	* Trex Co, Inc	2,279
TIAA-CREF Life Funds 2003 Annual Report     87
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—(Continued)

500	Tupperware Corp	$8,670

100	* Vans, Inc	1,141

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	259,887

SECURITY AND COMMODITY BROKERS—2.00%

718	A.G. Edwards, Inc	26,013

200	* Affiliated Managers Group, Inc	13,918

2,446	* Ameritrade Holding Corp	34,415

1,086	Bear Stearns Cos, Inc	86,826

127	Blackrock, Inc	6,745

10,064	Charles Schwab Corp	119,158

3,328	* E*Trade Financial Corp	42,099

494	Eaton Vance Corp	18,100

643	Federated Investors, Inc (Class B)	18,878

70	First Albany Cos, Inc	983

1,670	Franklin Resources, Inc	86,940

69	Gabelli Asset Management, Inc (Class A)	2,746

2,845	Goldman Sachs Group, Inc	280,887

2,139	* Instinet Group, Inc	11,016

452	* Investment Technology Group, Inc	7,300

574	Investors Financial Services Corp	22,047

2,286	Janus Capital Group, Inc	37,513

356	Jefferies Group, Inc	11,755

800	* Knight Trading Group, Inc	11,712

600	* LaBranche & Co, Inc	7,002

716	Legg Mason, Inc	55,261

2,633	Lehman Brothers Holdings, Inc	203,320

9,157	Merrill Lynch & Co, Inc	537,058

10,559	Morgan Stanley	611,049

365	Nuveen Investments, Inc	9,731

400	Raymond James Financial, Inc	15,080

680	SEI Investments Co	20,720

140	* SoundView Technology Group, Inc	2,169

121	SWS Group, Inc	2,154

1,010	T Rowe Price Group, Inc	47,884

702	Waddell & Reed Financial, Inc (Class A)	16,469

	TOTAL SECURITY AND COMMODITY BROKERS	2,366,948

SOCIAL SERVICES—0.00%

125	* Bright Horizons Family Solutions, Inc	5,250

	TOTAL SOCIAL SERVICES	5,250

SPECIAL TRADE CONTRACTORS—0.04%

650	* Dycom Industries, Inc	17,433

136	* EMCOR Group, Inc	5,970

333	* Integrated Electrical Services, Inc	3,080

168	* Matrix Service Co	3,049

1,376	* Quanta Services, Inc	10,045

100	Roto-Rooter, Inc	4,610

	TOTAL SPECIAL TRADE CONTRACTORS	44,187

STONE, CLAY, AND GLASS PRODUCTS—0.17%

54	Ameron International Corp	1,873

311	Apogee Enterprises, Inc	3,530

180	* Cabot Microelectronics Corp	8,820

85	CARBO Ceramics, Inc	4,356

100	Centex Construction Products, Inc	6,027

13,112	* Corning, Inc	136,758

182	Florida Rock Industries, Inc	9,983

300	Lafarge North America, Inc	12,156

141	Libbey, Inc	4,016

823	* Owens-Illinois, Inc	9,785

385	b* USG Corp	6,379

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	203,683

88    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

TEXTILE MILL PRODUCTS—0.04%

209	Albany International Corp (Class A)	$7,085

400	* Interface, Inc (Class A)	2,212

573	* Mohawk Industries, Inc	40,419

	TOTAL TEXTILE PRODUCTS	49,716

TOBACCO PRODUCTS—1.03%

20,014	Altria Group, Inc	1,089,162

239	Loews Corp (Carolina Group)	6,032

912	R.J. Reynolds Tobacco Holdings, Inc	53,033

241	Universal Corp (Virginia)	10,645

1,553	UST, Inc	55,427

231	Vector Group Ltd	3,770

	TOTAL TOBACCO PRODUCTS	1,218,069

TRANSPORTATION BY AIR—0.38%

695	* Airtran Holdings, Inc	8,271

248	* Alaska Air Group, Inc	6,768

313	* America West Holdings Corp (Class B)	3,881

1,100	* AMR Corp	14,245

438	* Atlantic Coast Airlines Holdings, Inc	4,336

620	* Continental Airlines, Inc (Class B)	10,087

900	* Delta Air Lines, Inc	10,629

276	* ExpressJet Holdings, Inc	4,140

2,993	FedEx Corp	202,028

100	* Forward Air Corp	2,750

550	* Frontier Airlines, Inc	7,843

1,027	* JetBlue Airways Corp	27,236

100	* MAIR Holdings, Inc	728

200	* Mesa Air Group, Inc	2,504

400	* Northwest Airlines Corp	5,048

181	* Offshore Logistics, Inc	4,438

38	* Petroleum Helicopters (Vote)	931

600	Skywest, Inc	10,872

7,499	Southwest Airlines Co	121,034

	TOTAL TRANSPORTATION BY AIR	447,769

TRANSPORTATION EQUIPMENT—2.49%

335	* AAR Corp	5,008

148	* Aftermarket Technology Corp	2,031

241	* American Axle & Manufacturing Holdings, Inc	9,741

200	Arctic Cat, Inc	4,940

600	ArvinMeritor, Inc	14,472

1,100	Autoliv, Inc	41,415

7,407	Boeing Co	312,131

700	Brunswick Corp	22,281

200	Clarcor, Inc	8,820

200	Coachmen Industries, Inc	3,622

50	Curtiss-Wright Corp (Class B)	2,245

1,500	Dana Corp	27,525

4,541	Delphi Corp	46,364

63	* Ducommun, Inc	1,408

100	* Dura Automotive Systems, Inc	1,277

400	Federal Signal Corp	7,008

300	* Fleetwood Enterprises, Inc	3,078

16,994	Ford Motor Co	271,904

300	GenCorp, Inc	3,231

1,689	General Dynamics Corp	152,669

4,485	General Motors Corp	239,499

700	Gentex Corp	30,912

1,600	Genuine Parts Co	53,120

1,086	Goodrich Corp	32,243

2,867	Harley-Davidson, Inc	136,269

100	Heico Corp	1,820

8,243	Honeywell International, Inc	275,563

6,947	* Hughes Electronics Corp	114,973

200	Kaman Corp (Class A)	2,546

3,564	Lockheed Martin Corp	183,190

220	* Monaco Coach Corp	5,236

540	* Navistar International Corp	25,861

1,679	Northrop Grumman Corp	160,512

274	Oshkosh Truck Corp	13,982

1,194	Paccar, Inc	101,633

200	Polaris Industries, Inc	17,716

156	* Sequa Corp (Class A)	7,644

200	* Sports Resorts International, Inc	1,012
TIAA-CREF Life Funds 2003 Annual Report     89
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

TRANSPORTATION EQUIPMENT—(Continued)

100	Standard Motor Products, Inc	$1,215

32	* Strattec Security Corp	1,949

200	Superior Industries International, Inc	8,704

285	* Teledyne Technologies, Inc	5,372

347	* Tenneco Automotive, Inc	2,321

1,188	Textron, Inc	67,787

200	Thor Industries, Inc	11,244

329	Trinity Industries, Inc	10,146

129	* Triumph Group, Inc	4,696

194	* United Defense Industries, Inc	6,185

4,725	United Technologies Corp	447,788

1,203	Visteon Corp	12,523

270	* Wabash National Corp	7,911

304	Wabtec Corp	5,180

100	Winnebago Industries, Inc	6,875

	TOTAL TRANSPORTATION EQUIPMENT	2,944,797

TRANSPORTATION SERVICES—0.09%

52	Ambassadors Group, Inc	1,221

591	C.H. Robinson Worldwide, Inc	22,405

300	* EGL, Inc	5,268

1,032	Expeditors International Of Washington, Inc	38,865

438	GATX Corp	12,255

100	* Navigant International, Inc	1,385

262	* RailAmerica, Inc	3,092

1,273	Sabre Holdings Corp	27,484

	TOTAL TRANSPORTATION SERVICES	111,975

TRUCKING AND WAREHOUSING—0.41%

200	Arkansas Best Corp	6,278

412	CNF, Inc	13,967

100	* Covenant Transport, Inc (Class A)	1,901

252	Heartland Express, Inc	6,096

336	* Hunt (J.B.) Transport Services, Inc	9,075

380	* Landstar System, Inc	14,455

117	* Old Dominion Freight Line	3,987

60	* P.A.M. Transportation Services	1,280

133	* SCS Transportation, Inc	2,338

670	* Swift Transportation Co, Inc	14,083

200	* U.S. Xpress Enterprises, Inc (Class A)	2,450

5,034	United Parcel Service, Inc (Class B)	375,285

247	USF Corp	8,445

457	Werner Enterprises, Inc	8,907

366	* Yellow Roadway Corp	13,238

	TOTAL TRUCKING AND WAREHOUSING	481,785

WATER TRANSPORTATION—0.03%

400	Alexander & Baldwin, Inc	13,476

200	* Gulfmark Offshore, Inc	2,800

156	* Kirby Corp	5,441

73	Maritrans, Inc	1,220

300	Overseas Shipholding Group, Inc	10,215

123	* Seabulk International, Inc	999

	TOTAL WATER TRANSPORTATION	34,151

WHOLESALE TRADE-DURABLE GOODS—1.65%

100	* 1-800 Contacts, Inc	2,100

162	Action Performance Cos, Inc	3,175

200	Agilysys, Inc	2,230

107	* Alliance Imaging, Inc	396

500	* Anixter International, Inc	12,940

934	* Apogent Technologies, Inc	21,519

200	Applied Industrial Technologies, Inc	4,772

1,000	* Arrow Electronics, Inc	23,140

200	* Audiovox Corp (Class A)	2,568

208	* Aviall, Inc	3,226

839	* Avnet, Inc	18,173

100	Barnes Group, Inc	3,231

244	BorgWarner, Inc	20,757

164	* Boyds Collection Ltd	697
90    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)

200	Carlisle Cos, Inc	$12,172

642	CDW Corp	37,082

200	Commercial Metals Co	6,080

300	* Compucom Systems, Inc	1,572

101	* Department 56, Inc	1,323

156	* Global Imaging Systems, Inc	4,953

251	Handleman Co	5,153

300	Hughes Supply, Inc	14,886

1,300	IKON Office Solutions, Inc	15,418

249	* Imagistics International, Inc	9,338

700	* Ingram Micro, Inc (Class A)	11,130

468	* Insight Enterprises, Inc	8,798

100	* Insurance Auto Auctions, Inc	1,305

29,351	Johnson & Johnson	1,516,273

94	* Keystone Automotive Industries, Inc	2,384

180	* Knight Transportation, Inc	4,617

45	Lawson Products, Inc	1,493

346	Martin Marietta Materials, Inc	16,252

300	Owens & Minor, Inc	6,573

556	* Patterson Dental Co	35,673

506	Pep Boys-Manny Moe & Jack	11,572

100	Pomeroy IT Solutions, Inc	1,474

600	* PSS World Medical, Inc	7,242

200	Reliance Steel & Aluminum Co	6,642

1,256	* Safeguard Scientifics, Inc	5,074

84	* Scansource, Inc	3,832

282	* SCP Pool Corp	9,216

200	* TBC Corp	5,162

478	* Tech Data Corp	18,972

700	W.W. Grainger, Inc	33,173

200	Watsco, Inc	4,546

200	* WESCO International, Inc	1,770

437	* Zoran Corp	7,599

	TOTAL WHOLESALE TRADE-DURABLE GOODS	1,947,673

WHOLESALE TRADE-NONDURABLE GOODS—0.76%

380	Acuity Brands, Inc	9,804

100	Advanced Marketing Services, Inc	1,140

600	Airgas, Inc	12,888

200	* Allscripts Healthcare Solutions, Inc	1,064

1,064	AmerisourceBergen Corp	59,744

322	Brown-Forman Corp (Class B)	30,091

4,413	Cardinal Health, Inc	269,899

73	* Central European Distribution Corp	2,307

330	* Chiquita Brands International, Inc	7,435

118	D&K Healthcare Resources, Inc	1,600

437	DIMON, Inc	2,950

200	* Endo Pharmaceuticals Holdings, Inc	3,852

164	Getty Realty Corp	4,289

217	* Hain Celestial Group, Inc	5,037

368	* Henry Schein, Inc	24,869

100	Kenneth Cole Productions, Inc (Class A)	2,940

2,775	McKesson Corp	89,244

283	* Men’s Wearhouse, Inc	7,078

80	Nash Finch Co	1,787

300	Nu Skin Enterprises, Inc (Class A)	5,127

400	* Performance Food Group Co	14,468

600	Perrigo Co	9,432

200	* Plains Resources, Inc	3,210

200	* Priority Healthcare Corp (Class B)	4,822

277	Russell Corp	4,864

171	* School Specialty, Inc	5,816

100	* Smart & Final, Inc	1,008

100	Standard Commercial Corp	2,007
TIAA-CREF Life Funds 2003 Annual Report     91
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Stock Index Fund - December 31, 2003

SHARES		VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)

400	Stride Rite Corp	$4,552

1,156	Supervalu, Inc	33,050

6,538	Sysco Corp	243,410

292	* Tractor Supply Co	11,356

175	* United Natural Foods, Inc	6,284

279	* United Stationers, Inc	11,417

193	Valhi, Inc	2,851

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	901,692

	TOTAL COMMON STOCK

	(Cost $129,304,559)	117,342,312

PRINCIPAL

SHORT TERM INVESTMENTS—0.96%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.96%
	Federal Home Loan Bank (FHLB)

$1,140,000	1.040%, 01/02/04	1,139,940

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,139,940

	TOTAL SHORT TERM INVESTMENTS

	(Cost $1,139,956)	1,139,940

	TOTAL PORTFOLIO—100.14%

	(Cost $130,444,515)	118,482,252

	OTHER ASSETS & LIABILITIES, NET—(0.14%)	(162,615)

	NET ASSETS—100.00%	$118,319,637

*	Non-income producing
b	In bankruptcy

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $132,357,257. Net unrealized depreciation of portfolio investments aggregated $13,875,005 of which $11,987,181 related to appreciated portfolio investments and $25,862,186 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

92    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

Summary By Industry

	VALUE	%

PREFERRED STOCK:

Electric, Gas, and Sanitary Services	$2,153	0.01%

TOTAL PREFERRED STOCK

(Cost $1,708)	2,153	0.01

COMMON STOCK:

Amusement and Recreation Services	5,970	0.02

Apparel and Accessory Stores	123,231	0.47

Apparel and Other Textile Products	53,700	0.20

Auto Repair, Services and Parking	2,322	0.01

Automotive Dealers and Service Stations	24,094	0.09

Building Materials and Garden Supplies	360,204	1.36

Business Services	1,761,066	6.64

Chemicals and Allied Products	2,781,115	10.49

Communications	1,195,614	4.51

Depository Institutions	2,909,826	10.98

Eating and Drinking Places	175,216	0.66

Educational Services	31,416	0.12

Electric, Gas, and Sanitary Services	1,207,592	4.56

Electronic and Other Electric Equipment	1,716,780	6.48

Engineering and Management Services	167,040	0.63

Fabricated Metal Products	279,137	1.05

Food and Kindred Products	1,019,067	3.84

Food Stores	168,170	0.63

Furniture and Fixtures	117,338	0.44

Furniture and Home Furnishings Stores	94,880	0.36

General Building Contractors	72,613	0.27

General Merchandise Stores	392,761	1.48

Health Services	148,553	0.56

Holding and Other Investment Offices	668,135	2.52

Hotels and Other Lodging Places	32,307	0.12

Industrial Machinery and Equipment	2,530,294	9.55

Instruments and Related Products	958,715	3.62

Insurance Agents, Brokers and Service	204,458	0.77

Insurance Carriers	1,384,636	5.22

Leather and Leather Products	9,513	0.04

Lumber and Wood Products	2,800	0.01

Metal Mining	39,354	0.15

Miscellaneous Manufacturing Industries	41,060	0.16

Miscellaneous Retail	409,091	1.54

Motion Pictures	520,885	1.97

Nondepository Institutions	1,100,791	4.15

Nonmetallic Minerals, Except Fuels	53,599	0.20

Oil and Gas Extraction	687,953	2.60

Paper and Allied Products	172,867	0.65

Personal Services	29,141	0.11

Petroleum and Coal Products	102,243	0.39

Primary Metal Industries	186,596	0.70

Printing and Publishing	261,745	0.99

Railroad Transportation	75,325	0.28

Real Estate	568	0.00

Rubber and Miscellaneous Plastic Products	16,869	0.06

Security and Commodity Brokers	473,761	1.79

Special Trade Contractors	6,216	0.02

Stone, Clay, and Glass Products	35,206	0.13

Transportation by Air	167,518	0.63

Transportation Equipment	241,635	0.91

Transportation Services	23,079	0.09

Trucking and Warehousing	152,380	0.58

Wholesale Trade– Durable Goods	735,922	2.78

Wholesale Trade– Nondurable Goods	305,801	1.15

TOTAL COMMON STOCK

(Cost $29,907,930)	26,438,168	99.73

TOTAL PORTFOLIO
(Cost $29,909,638)	26,440,321	99.74

OTHER ASSETS & LIABILITIES, NET	69,821	0.26

NET ASSETS	$26,510,142	100.00%

SHARES		VALUE

PREFERRED STOCK—0.01%

ELECTRIC, GAS, AND SANITARY SERVICES—0.01%

841	* NiSource, Inc (Sails)	$2,153

	TOTAL PREFERRED STOCK

	(Cost $1,708)	2,153

TIAA-CREF Life Funds 2003 Annual Report     93
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

COMMON STOCK—99.73%

AMUSEMENT AND RECREATION SERVICES—0.02%

200	* Gaylord Entertainment Co	$5,970

	TOTAL AMUSEMENT AND RECREATION SERVICES	5,970

APPAREL AND ACCESSORY STORES—0.47%

100	* Charming Shoppes, Inc	540

400	Foot Locker, Inc	9,380

2,191	Gap, Inc	50,853

400	Nordstrom, Inc	13,720

400	Ross Stores, Inc	10,572

1,700	TJX Cos, Inc	37,485

195	* Wilsons The Leather Experts, Inc	681

	TOTAL APPAREL AND ACCESSORY STORES	123,231

APPAREL AND OTHER TEXTILE PRODUCTS—0.20%

900	* Collins & Aikman Corp	3,897

300	Liz Claiborne, Inc	10,638

200	Oxford Industries, Inc	6,776

200	Phillips-Van Heusen Corp	3,548

667	VF Corp	28,841

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	53,700

AUTO REPAIR, SERVICES AND PARKING—0.01%

68	Ryder System, Inc	2,322

	TOTAL AUTO REPAIR, SERVICES AND PARKING	2,322

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.09%

200	* Autozone, Inc	17,042

228	* Carmax, Inc	7,052

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	24,094

BUILDING MATERIALS AND GARDEN SUPPLIES—1.36%

7,028	Home Depot, Inc	249,424

2,000	Lowe’s Cos	110,780

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	360,204

BUSINESS SERVICES—6.64%

1,900	* 3Com Corp	15,523

551	Adobe Systems, Inc	21,654

257	* Akamai Technologies, Inc	2,763

536	* APAC Customer Services, Inc	1,394

2,483	Automatic Data Processing, Inc	98,352

733	* BEA Systems, Inc	9,016

271	* Bisys Group, Inc	4,032

379	* BMC Software, Inc	7,068

500	* Brocade Communications Systems, Inc	2,890

550	* Cadence Design Systems, Inc	9,889

500	* Ceridian Corp	10,470

200	Certegy, Inc	6,560

100	* Checkfree Corp	2,765

190	* Ciber, Inc	1,645

190	* Citrix Systems, Inc	4,030

774	* CNET Networks, Inc	5,279

210	* Cognizant Technology Solutions Corp	9,584

800	* Computer Horizons Corp	3,144

1,193	* Compuware Corp	7,206

700	* Convergys Corp	12,222

100	* CSG Systems International, Inc	1,249

200	* D&B Corp	10,142

500	* DST Systems, Inc	20,880

600	* Electronic Arts, Inc	28,668

2,351	Electronic Data Systems Corp	57,694

700	* Fiserv, Inc	27,657

46	* Getty Images, Inc	2,306

540	* GSI Commerce, Inc	5,271

200	Henry (Jack) & Associates, Inc	4,116

2,239	* Homestore, Inc	10,590

850	IMS Health, Inc	21,131

424	* Intuit, Inc	22,434

164	* Iron Mountain, Inc	6,485

695	* Juniper Networks, Inc	12,983

100	* Keynote Systems, Inc	1,190
94    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

300	* Lamar Advertising Co	$11,196

100	Manpower, Inc	4,708

253	* Mercury Interactive Corp	12,306

27,100	Microsoft Corp	746,334

544	* Monster Worldwide, Inc	11,946

100	* National Processing, Inc	2,355

625	* NIC, Inc	5,019

2,000	* Novell, Inc	21,040

306	* Nuance Communications, Inc	2,338

800	Omnicom Group, Inc	69,864

9,300	* Oracle Corp	122,760

68	* PalmSource, Inc	1,482

300	* PDI, Inc	8,043

500	* Peoplesoft, Inc	11,400

300	* Perot Systems Corp (Class A)	4,044

100	* Pixar, Inc	6,929

20	* Portal Software, Inc	135

600	* Robert Half International, Inc	14,004

500	* Sapient Corp	2,800

86	* Scansoft, Inc	458

1,000	* Siebel Systems, Inc	13,870

520	* Spherion Corp	5,091

8,700	* Sun Microsystems, Inc	39,063

879	* SunGard Data Systems, Inc	24,357

554	* Symantec Corp	19,196

170	* Synopsys, Inc	5,739

700	Total System Services, Inc	21,791

600	* Unisys Corp	8,910

700	* VeriSign, Inc	11,410

900	* Veritas Software Corp	33,444

150	* Vitria Technology, Inc	1,065

1,100	* Yahoo!, Inc	49,687

	TOTAL BUSINESS SERVICES	1,761,066

CHEMICALS AND ALLIED PRODUCTS—10.49%

200	* Abgenix, Inc	2,492

71	* Able Laboratories, Inc	1,283

100	* Adolor Corp	2,002

1,300	Air Products & Chemicals, Inc	68,679

100	* Alexion Pharmaceuticals, Inc	1,702

100	* Alkermes, Inc	1,350

900	Allergan, Inc	69,129

449	Alpharma, Inc (Class A)	9,025

3,776	* Amgen, Inc	233,357

200	* Amylin Pharmaceuticals, Inc	4,444

700	* Andrx Corp	16,828

500	* Aphton Corp	3,000

100	* Arena Pharmaceuticals, Inc	620

100	* Atherogenics, Inc	1,495

300	* Atrix Laboratories, Inc	7,212

1,000	Avery Dennison Corp	56,020

500	Avon Products, Inc	33,745

350	* Barr Pharmaceuticals, Inc	26,933

600	* Benthley Pharmaceuticals, Inc	7,980

874	* Biogen Idec, Inc	32,146

400	* BioMarin Pharmaceutical, Inc	3,108

500	* Biopure Corp	1,190

100	* Biosite, Inc	2,895

524	* Bone Care International, Inc	6,676

200	* Bradley Pharmaceuticals, Inc	5,086

325	Cabot Corp	10,348

300	* Cell Therapeutics, Inc	2,610

100	* Cephalon, Inc	4,841

200	* Chattem, Inc	3,580

300	* Cima Labs, Inc	9,786

639	Clorox Co	31,030

1,703	Colgate-Palmolive Co	85,235

703	* Collagenex Pharmaceuticals, Inc	7,881

700	* Columbia Laboratories, Inc	4,410

200	* Cubist Pharmaceuticals, Inc	2,432

474	Diagnostic Products Corp	21,761

93	* Digene Corp	3,729

518	* Dov Pharmaceutical, Inc	6,977

3,136	* Durect Corp	8,091

1,600	Ecolab, Inc	43,792

700	* Encysive Pharmaceuticals, Inc	6,265

300	* Eon Labs, Inc	15,285

200	* EPIX Medical, Inc	3,256

572	* Esperion Therapeutics, Inc	19,797

2,132	* First Horizon Pharmaceutical	23,878

1,400	* Forest Laboratories, Inc	86,520
TIAA-CREF Life Funds 2003 Annual Report     95
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

668	* Genzyme Corp	$32,959

300	* Geron Corp	2,991

547	* Gilead Sciences, Inc	31,803

3,814	Gillette Co	140,088

378	* GTC Biotherapeutics, Inc	1,206

600	* Guilford Pharmaceuticals, Inc	4,068

268	H.B. Fuller Co	7,970

441	* Hollis-Eden Pharmaceuticals	4,855

500	* Human Genome Sciences, Inc	6,625

200	* ICOS Corp	8,256

300	* Idexx Laboratories, Inc	13,884

300	* Ilex Oncology, Inc	6,375

700	* Immunogen, Inc	3,535

392	* Immunomedics, Inc	1,788

700	* Impax Laboratories, Inc	10,073

100	* Indevus Pharmaceuticals, Inc	589

261	* Inverness Medical Innovations, Inc	5,685

100	* Invitrogen Corp	7,000

435	* Isis Pharmaceuticals, Inc	2,828

1,100	* IVAX Corp	26,268

1,196	* King Pharmaceuticals, Inc	18,251

300	* KV Pharmaceutical Co (Class A)	7,650

300	* La Jolla Pharmaceutical Co	1,287

327	* Lannett Co, Inc	5,497

234	* Ligand Pharmaceuticals, Inc (Class B)	3,437

300	* Martek Biosciences Corp	19,491

200	* Medarex, Inc	1,246

300	Medicis Pharmaceutical Corp (Class A)	21,390

668	* MedImmune, Inc	16,967

10,494	Merck & Co, Inc	484,823

100	* MGI Pharma, Inc	4,115

800	* Millennium Pharmaceuticals, Inc	14,936

1,501	Mylan Laboratories, Inc	37,915

1,000	* Nabi Biopharmaceuticals	12,710

231	* NBTY, Inc	6,205

300	* Nektar Therapeutics	4,083

300	* Neose Technologies, Inc	2,760

442	* Noven Pharmaceuticals, Inc	6,723

100	* NPS Pharmaceuticals, Inc	3,074

200	* OraSure Technologies, Inc	1,592

100	* OSI Pharmaceuticals, Inc	3,221

1,100	* Pain Therapeutics, Inc	7,645

1,870	* Palatin Technologies, Inc	4,675

400	* Penwest Pharmaceuticals Co	6,912

1,600	* Peregrine Pharmaceuticals, Inc	3,536

200	* Pharmaceutical Resources, Inc	13,030

600	* Pozen, Inc	6,120

800	* Praecis Pharmaceuticals, Inc	5,152

1,350	Praxair, Inc	51,570

5,486	Procter & Gamble Co	547,942

327	* Progenics Pharmaceuticals	6,167

200	* Protein Design Labs, Inc	3,580

735	Rohm & Haas Co	31,392

300	* Salix Pharmaceuticals Ltd	6,801

200	* Sepracor, Inc	4,786

300	* SICOR, Inc	8,160

500	Sigma-Aldrich Corp	28,590

500	* SuperGen, Inc	5,500

200	* Tanox, Inc	2,970

200	* Unifi, Inc	1,290

58	* United Therapeutics Corp	1,331

200	* Vertex Pharmaceuticals, Inc	2,046

600	* Watson Pharmaceuticals, Inc	27,600

529	* Zymogenetics, Inc	8,200

	TOTAL CHEMICALS AND ALLIED PRODUCTS	2,781,115

COMMUNICATIONS—4.51%

651	Alltel Corp	30,324

2,191	AT&T Corp	44,477

4,100	* AT&T Wireless Services, Inc	32,759

1,200	* Avaya, Inc	15,528

5,600	BellSouth Corp	158,480

400	* Cablevision Systems Corp (Class A)	9,356

3,029	* Comcast Corp	99,563
96    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

COMMUNICATIONS—(Continued)

2,200	* Comcast Corp Special	$68,816

100	* Infonet Services Corp (Class B)	170

1,088	* InterActiveCorp	36,916

11,900	* Lucent Technologies, Inc	33,796

100	* Mastec, Inc	1,481

1,025	* Nextel Communications, Inc (Class A)	28,762

350	* Paxson Communications Corp	1,348

11,648	SBC Communications, Inc	303,663

1,988	Sprint Corp (FON Group)	32,643

1,579	* Sprint Corp (PCS Group)	8,874

400	* Univision Communications, Inc (Class A)	15,876

7,776	Verizon Communications, Inc	272,782

	TOTAL COMMUNICATIONS	1,195,614

DEPOSITORY INSTITUTIONS—10.98%

800	AmSouth Bancorp	19,600

6,622	Bank Of America Corp	532,607

4,700	Bank One Corp	214,273

1,700	BB&T Corp	65,688

320	Charter One Financial, Inc	11,056

500	Comerica, Inc	28,030

1,400	* Concord EFS, Inc	20,776

1,900	Fifth Third Bancorp	112,290

4,500	FleetBoston Financial Corp	196,425

600	Golden West Financial Corp	61,914

450	Greenpoint Financial Corp	15,894

300	* Intercept, Inc	3,387

6,200	J.P. Morgan Chase & Co	227,726

1,600	KeyCorp	46,912

1,500	Mellon Financial Corp	48,165

2,664	National City Corp	90,416

133	New York Community Bancorp, Inc	5,061

100	North Fork Bancorp, Inc	4,047

500	Northern Trust Corp	23,210

1,249	PNC Financial Services Group, Inc	68,358

700	Regions Financial Corp	26,040

400	Sovereign Bancorp, Inc	9,500

900	State Street Corp	46,872

1,100	SunTrust Banks, Inc	78,650

500	Synovus Financial Corp	14,460

6,900	U.S. Bancorp	205,482

300	Union Planters Corp	9,447

100	UnionBanCal Corp	5,754

5,800	Wachovia Corp	270,222

7,600	Wells Fargo & Co	447,564

	TOTAL DEPOSITORY INSTITUTIONS	2,909,826

EATING AND DRINKING PLACES—0.66%

100	* CKE Restaurants, Inc	639

493	Darden Restaurants, Inc	10,373

6,066	McDonald’s Corp	150,619

41	Outback Steakhouse, Inc	1,813

300	Wendy’s International, Inc	11,772

	TOTAL EATING AND DRINKING PLACES	175,216

EDUCATIONAL SERVICES—0.12%

462	* Apollo Group, Inc (Class A)	31,416

	TOTAL EDUCATIONAL SERVICES	31,416

ELECTRIC, GAS, AND SANITARY SERVICES—4.56%

2,650	* AES Corp	25,016

696	AGL Resources, Inc	20,254

2,461	* Allegheny Energy, Inc	31,402

1,300	Allete, Inc	39,780

3,459	* Aquila, Inc	11,726

1,728	Avista Corp	31,311

700	Black Hills Corp	20,881

2,292	* Calpine Corp	11,025

400	* Casella Waste Systems, Inc (Class A)	5,476

100	* Citizens Communications Co	1,242

1,447	Cleco Corp	26,017

3,007	DPL, Inc	62,786

1,200	Empire District Electric Co	26,316

1,400	Equitable Resources, Inc	60,088

1,100	Hawaiian Electric Industries, Inc	52,107

1,800	Idacorp, Inc	53,856

1,845	KeySpan Corp	67,896

1,115	Kinder Morgan, Inc	65,897

500	MGE Energy, Inc	15,755
TIAA-CREF Life Funds 2003 Annual Report     97
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)

2,400	National Fuel Gas Co	$58,656

1,092	Nicor, Inc	37,172

2,583	NiSource, Inc	56,671

4,600	OGE Energy Corp	111,274

246	Otter Tail Corp	6,576

779	Peoples Energy Corp	32,749

2,600	Pepco Holdings, Inc	50,804

3,459	Puget Energy, Inc	82,220

926	Questar Corp	32,549

200	Resource America, Inc (Class A)	3,000

100	SEMCO Energy, Inc	490

1,700	* Sierra Pacific Resources	12,478

100	* Stericycle, Inc	4,670

200	UGI Corp	6,780

1,155	Unisource Energy Corp	28,482

100	* Waste Connections, Inc	3,777

300	Western Gas Resources, Inc	14,175

287	WGL Holdings, Inc	7,976

2,878	Williams Cos, Inc	28,262

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,207,592

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.48%

4,200	* ADC Telecommunications, Inc	12,474

1,162	* Advanced Micro Devices, Inc	17,314

119	* Agere Systems, Inc (Class A)	363

2,920	* Agere Systems, Inc (Class B)	8,468

1,000	* Altera Corp	22,700

700	American Power Conversion Corp	17,115

656	Ametek, Inc	31,659

800	Analog Devices, Inc	36,520

500	* Artesyn Technologies, Inc	4,260

700	* Avanex Corp	3,493

635	AVX Corp	10,554

461	Baldor Electric Co	10,534

600	* Broadcom Corp (Class A)	20,454

240	* C-COR.net Corp	2,671

321	* Ceva, Inc	3,338

1,400	* CIENA Corp	9,296

300	* Comverse Technology, Inc	5,277

1,361	* Corvis Corp	2,314

3,178	Emerson Electric Co	205,776

300	Hubbell, Inc (Class B)	13,230

20,147	Intel Corp	648,733

100	Intersil Corp (Class A)	2,485

389	* Jabil Circuit, Inc	11,009

4,657	* JDS Uniphase Corp	16,998

142	* Kemet Corp	1,944

1,277	* LSI Logic Corp	11,327

700	Maxim Integrated Products, Inc	34,860

155	* McData Corp (Class A)	1,477

200	Microchip Technology, Inc	6,672

1,432	* Micron Technology, Inc	19,289

700	Molex, Inc	24,423

6,600	Motorola, Inc	92,862

1,600	* MRV Communications, Inc	6,016

174	* Mykrolis Corp	2,798

700	* National Semiconductor Corp	27,587

100	* New Focus, Inc	502

236	* Novellus Systems, Inc	9,924

260	* Nvidia Corp	6,045

100	* Openwave Systems, Inc	1,100

200	* Power-One, Inc	2,166

848	* Proxim Corp (Class A)	1,416

1,800	Qualcomm, Inc	97,074

252	Scientific-Atlanta, Inc	6,880

2,892	* Sirius Satellite Radio, Inc	9,139

200	* Stratex Networks, Inc	850

400	* Sycamore Networks, Inc	2,096

1,300	* Tellabs, Inc	10,959

5,274	Texas Instruments, Inc	154,950

538	Thomas & Betts Corp	12,315

110	* Utstarcom, Inc	4,078

600	* Vishay Intertechnology, Inc	13,740

541	* Vitesse Semiconductor Corp	3,176

800	* Xilinx, Inc	30,992

625	* Zhone Technologies, Inc	3,088

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	1,716,780

98    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

ENGINEERING AND MANAGEMENT SERVICES—0.63%

150	* aaiPharma, Inc	$3,768

100	* Affymetrix, Inc	2,461

200	* Antigenics, Inc	2,264

200	* Applera Corp (Celera Genomics Group)	2,782

200	* Ariad Pharmaceuticals, Inc	1,490

744	* BearingPoint, Inc	7,507

360	* Ciphergen Biosystems, Inc	4,046

100	* Covance, Inc	2,680

300	* CuraGen Corp	2,199

100	* CV Therapeutics, Inc	1,466

1,000	* Decode Genetics, Inc	8,190

87	* Digitas, Inc	811

360	* Gene Logic, Inc	1,868

867	* Incyte Corp	5,930

100	* Kosan Biosciences, Inc	986

100	* Lexicon Genetics, Inc	589

200	* Luminex Corp	1,876

617	Moody’s Corp	37,359

1,352	Paychex, Inc	50,294

211	* Regeneron Pharmaceuticals, Inc	3,104

300	* Savient Pharmaceuticals, Inc	1,383

800	* Seattle Genetics, Inc	6,864

100	* Symyx Technologies, Inc	2,055

312	* Transkaryotic Therapies, Inc	4,870

152	* TRC Cos, Inc	3,201

300	* Tularik, Inc	4,845

200	* U.S. Oncology, Inc	2,152

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	167,040

FABRICATED METAL PRODUCTS—1.05%

1,600	* Crown Holdings, Inc	14,496

230	Harsco Corp	10,079

1,901	Illinois Tool Works, Inc	159,513

100	* Jacuzzi Brands, Inc	709

2,040	Masco Corp	55,916

700	Material Sciences Corp	7,077

147	Snap-On, Inc	4,739

600	Stanley Works	22,722

569	* Tower Automotive, Inc	3,886

	TOTAL FABRICATED METAL PRODUCTS	279,137

FOOD AND KINDRED PRODUCTS—3.84%

1,303	Campbell Soup Co	34,920

7,900	Coca-Cola Co	400,925

762	Coca-Cola Enterprises, Inc	16,665

1,300	General Mills, Inc	58,890

1,208	H.J. Heinz Co	44,007

582	Hershey Foods Corp	44,808

1,064	Kellogg Co	40,517

300	Pepsi Bottling Group, Inc	7,254

6,754	PepsiCo, Inc	314,871

1,000	Wrigley (Wm.) Jr Co	56,210

	TOTAL FOOD AND KINDRED PRODUCTS	1,019,067

FOOD STORES—0.63%

1,673	Albertson’s, Inc	37,893

2,500	* Kroger Co	46,275

400	* Pathmark Stores, Inc	3,040

1,708	* Safeway, Inc	37,422

1,317	* Starbucks Corp	43,540

	TOTAL FOOD STORES	168,170

FURNITURE AND FIXTURES—0.44%

300	Hillenbrand Industries, Inc	18,618

500	Johnson Controls, Inc	58,060

200	Lear Corp	12,266

400	Leggett & Platt, Inc	8,652

867	Newell Rubbermaid, Inc	19,742

	TOTAL FURNITURE AND FIXTURES	117,338

FURNITURE AND HOMEFURNISHINGS STORES—0.36%

865	* Bed Bath & Beyond, Inc	37,498

700	Best Buy Co, Inc	36,568

500	Circuit City Stores, Inc (Circuit City Group)	5,065

400	RadioShack Corp	12,272

100	* Williams-Sonoma, Inc	3,477

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES	94,880

TIAA-CREF Life Funds 2003 Annual Report     99
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

GENERAL BUILDING CONTRACTORS—0.27%

100	Centex Corp	$10,765

321	D.R. Horton, Inc	13,886

10	Lennar Corp	914

100	Lennar Corp (Class A)	9,600

400	Pulte Homes, Inc	37,448

	TOTAL GENERAL BUILDING CONTRACTORS	72,613

GENERAL MERCHANDISE STORES—1.48%

100	* Big Lots, Inc	1,421

1,300	* Costco Wholesale Corp	48,334

853	Dollar General Corp	17,904

248	* Dollar Tree Stores, Inc	7,455

500	Family Dollar Stores, Inc	17,940

900	J.C. Penney Co, Inc	23,652

1,000	* Kohl’s Corp	44,940

2,000	May Department Stores Co	58,140

100	* Neiman Marcus Group, Inc (Class A)	5,367

500	* Saks, Inc	7,520

1,240	Sears Roebuck & Co	56,408

2,700	Target Corp	103,680

	TOTAL GENERAL MERCHANDISE STORES	392,761

HEALTH SERVICES—0.56%

100	* Apria Healthcare Group, Inc	2,847

700	* Caremark Rx, Inc	17,731

100	* Coventry Health Care, Inc	6,449

165	* DaVita, Inc	6,435

300	* Express Scripts, Inc	19,929

400	* First Health Group Corp	7,784

100	* Gentiva Health Services, Inc	1,264

1,100	Health Management Associates, Inc (Class A)	26,400

100	Hooper Holmes, Inc	618

100	* LifePoint Hospitals, Inc	2,945

400	* Lincare Holdings, Inc	12,012

400	Manor Care, Inc	13,828

100	* NeighborCare, Inc	1,975

200	* Option Care, Inc	2,136

100	* Orthodontic Centers Of America, Inc	805

80	* Specialty Laboratories, Inc	1,343

400	* Triad Hospitals, Inc	13,308

200	Universal Health Services, Inc (Class B)	10,744

	TOTAL HEALTH SERVICES	148,553

HOLDING AND OTHER INVESTMENT OFFICES—2.52%

1,040	Allied Capital Corp	28,995

300	AMB Property Corp	9,864

917	Archstone-Smith Trust	25,658

100	AvalonBay Communities, Inc	4,780

200	Boston Properties, Inc	9,638

500	Crescent Real Estate Equities Co	8,565

420	Duke Realty Corp	13,020

2,846	Equity Office Properties Trust	81,538

1,718	Equity Residential	50,698

300	iStar Financial, Inc	11,670

600	Kimco Realty Corp	26,850

2,000	Plum Creek Timber Co, Inc	60,900

1,000	Prologis	32,090

700	Public Storage, Inc	30,373

97	Rouse Co	4,559

900	Simon Property Group, Inc	41,706

500	Vornado Realty Trust	27,375

4,400	Washington Mutual, Inc	176,528

526	Weingarten Realty Investors	23,328

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	668,135

HOTELS AND OTHER LODGING PLACES—0.12%

500	* Boca Resorts, Inc (Class A)	7,480

500	Extended Stay America, Inc	7,240

200	Marcus Corp	3,280

1,236	* Prime Hospitality Corp	12,607

100	* Vail Resorts, Inc	1,700

	TOTAL HOTELS AND OTHER LODGING PLACES	32,307

100    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—9.55%

4,366	3M Co	$371,241

500	Alamo Group, Inc	7,630

200	* 1merican Standard Cos, Inc	20,140

600	Ampco-Pittsburgh Corp	8,202

971	* Apple Computer, Inc	20,750

4,100	* Applied Materials, Inc	92,045

3,300	Baker Hughes, Inc	106,128

200	Black & Decker Corp	9,864

100	* Cirrus Logic, Inc	767

20,900	* Cisco Systems, Inc	507,661

334	Cummins, Inc	16,346

900	Deere & Co	58,545

6,300	* Dell, Inc	213,948

200	Diebold, Inc	10,774

5,241	* EMC Corp	67,714

138	* Emulex Corp	3,682

1,054	* Gateway, Inc	4,848

1,300	* Global Power Equipment Group, Inc	8,684

589	Graco, Inc	23,619

990	* Grant Prideco, Inc	12,890

8,819	Hewlett-Packard Co	202,572

355	* InFocus Corp	3,436

86	* Interland, Inc	562

5,700	International Business Machines Corp	528,276

74	* Lam Research Corp	2,390

300	* Lexmark International, Inc	23,592

77	Lincoln Electric Holdings, Inc	1,905

292	Modine Manufacturing Co	7,878

1,400	* Network Appliance, Inc	28,742

400	Nordson Corp	13,812

220	* PalmOne, Inc	2,585

100	Pentair, Inc	4,570

1,400	Pitney Bowes, Inc	56,868

508	* Semitool, Inc	5,446

344	* Smith International, Inc	14,283

3,788	* Solectron Corp	22,387

200	* SPX Corp	11,762

92	* Storage Technology Corp	2,369

394	Symbol Technologies, Inc	6,655

139	* Western Digital Corp	1,639

1,673	* Xerox Corp	23,087

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,530,294

INSTRUMENTS AND RELATED PRODUCTS—3.62%

177	* Advanced Medical Optics, Inc	3,478

97	* Aksys Ltd	857

158	* Align Technology, Inc	2,610

1,300	Applera Corp (Applied Biosystems Group)	26,923

200	Bard (C.R.), Inc	16,250

283	Bausch & Lomb, Inc	14,688

2,300	Baxter International, Inc	70,196

200	Beckman Coulter, Inc	10,166

1,300	Becton Dickinson & Co	53,482

800	Biomet, Inc	29,128

2,320	* Boston Scientific Corp	85,283

200	* Bruker BioSciences Corp	910

300	* Cardiac Science, Inc	1,197

200	* Cerus Corp	908

350	* Closure Medical Corp	11,876

200	* Concord Camera Corp	1,850

100	* Cytyc Corp	1,376

300	Dentsply International, Inc	13,551

100	* DJ Orthopedics, Inc	2,680

100	* Edwards Lifesciences Corp	3,008

940	Guidant Corp	56,588

920	* Invision Technologies, Inc	30,884

500	* KLA-Tencor Corp	29,335

5,140	Medtronic, Inc	249,855

71	* MKS Instruments, Inc	2,059

100	Movado Group, Inc	2,823

100	Oakley, Inc	1,384

400	* Orthologic Corp	2,452

900	PerkinElmer, Inc	15,363

100	* Sola International, Inc	1,880

700	* St. Jude Medical, Inc	42,945

700	Stryker Corp	59,507

200	Teleflex, Inc	9,666

500	* Therasense, Inc	10,150

700	* Thermo Electron Corp	17,640

300	* TriPath Imaging, Inc	2,340

200	* Varian Medical Systems, Inc	13,820

100	* Vivus, Inc	379
TIAA-CREF Life Funds 2003 Annual Report     101
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)

300	* Waters Corp	$9,948

700	* Zimmer Holdings, Inc	49,280

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	958,715

INSURANCE AGENTS, BROKERS AND SERVICE—0.77%

1,200	AON Corp	28,728

100	Brown & Brown, Inc	3,261

300	Gallagher (Arthur J.) & Co	9,747

2,500	Marsh & McLennan Cos, Inc	119,725

1,265	* Medco Health Solutions, Inc	42,997

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	204,458

INSURANCE CARRIERS—5.22%

200	* AdvancePCS	10,532

441	Aetna, Inc	29,803

1,600	Aflac, Inc	57,888

84	* Alleghany Corp	18,690

100	Ambac Financial Group, Inc	6,939

8,400	American International Group, Inc	556,752

506	* Anthem, Inc	37,950

500	Chubb Corp	34,050

500	Cigna Corp	28,750

600	Cincinnati Financial Corp	25,128

300	Erie Indemnity Co (Class A)	12,714

63	Fidelity National Financial, Inc	2,443

649	Hartford Financial Services Group, Inc	38,310

500	* Health Net, Inc	16,350

900	* Humana, Inc	20,565

300	Jefferson-Pilot Corp	15,195

800	Lincoln National Corp	32,296

300	MBIA, Inc	17,769

100	MGIC Investment Corp	5,694

100	* Mid Atlantic Medical Services, Inc	6,480

300	Oxford Health Plans, Inc	13,050

100	* Pacificare Health Systems, Inc	6,760

468	Phoenix Cos, Inc	5,635

900	Principal Financial Group	29,763

500	Progressive Corp	41,795

2,050	Prudential Financial, Inc	85,629

400	Safeco Corp	15,572

700	St. Paul Cos, Inc	27,755

500	Travelers Property Casualty Corp (Class B)	8,485

2,000	UnitedHealth Group, Inc	116,360

700	UnumProvident Corp	11,039

500	* Wellpoint Health Networks, Inc	48,495

	TOTAL INSURANCE CARRIERS	1,384,636

LEATHER AND LEATHER PRODUCTS—0.04%

252	* Coach, Inc	9,513

	TOTAL LEATHER AND LEATHER PRODUCTS	9,513

LUMBER AND WOOD PRODUCTS—0.01%

400	* Champion Enterprises, Inc	2,800

	TOTAL LUMBER AND WOOD PRODUCTS	2,800

METAL MINING—0.15%

567	* Cleveland-Cliffs, Inc	28,889

500	Royal Gold, Inc	10,465

	TOTAL METAL MINING	39,354

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.16%

200	Callaway Golf Co	3,370

271	* K2, Inc	4,122

1,742	Mattel, Inc	33,568

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	41,060

MISCELLANEOUS RETAIL—1.54%

486	* Amazon.com, Inc	25,583

258	* Blue Rhino Corp	3,584

1,500	CVS Corp	54,180

1,182	* eBay, Inc	76,345

100	Michaels Stores, Inc	4,420

700	* Office Depot, Inc	11,697

300	Omnicare, Inc	12,117

200	Petsmart, Inc	4,760
102    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

MISCELLANEOUS RETAIL—(Continued)

16	* Priceline.com, Inc	$286

1,307	* Staples, Inc	35,681

300	Tiffany & Co	13,560

604	* Toys ‘R’ Us, Inc	7,635

3,500	Walgreen Co	127,330

940	World Fuel Services Corp	31,913

	TOTAL MISCELLANEOUS RETAIL	409,091

MOTION PICTURES—1.97%

7,596	* Liberty Media Corp (Class A)	90,316

915	* Metro-Goldwyn-Mayer, Inc	15,637

200	Regal Entertainment Group (Class A)	4,104

12,764	* Time Warner, Inc	229,624

7,767	Walt Disney Co	181,204

	TOTAL MOTION PICTURES	520,885

NONDEPOSITORY INSTITUTIONS—4.15%

200	Advanta Corp (Class A)	2,598

299	American Capital Strategies Ltd	8,889

4,753	American Express Co	229,237

650	Capital One Financial Corp	39,839

823	CIT Group, Inc	29,587

400	Countrywide Financial Corp	30,340

4,800	Fannie Mae	360,288

3,200	Freddie Mac	186,624

4,171	MBNA Corp	103,649

2,023	* Providian Financial Corp	23,548

1,900	SLM Corp	71,592

100	Student Loan Corp	14,600

	TOTAL NONDEPOSITORY INSTITUTIONS	1,100,791

NONMETALLIC MINERALS, EXCEPT FUELS—0.20%

1,000	Amcol International Corp	20,300

700	Vulcan Materials Co	33,299

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	53,599

OIL AND GAS EXTRACTION—2.60%

1,606	Anadarko Petroleum Corp	81,922

1,351	Apache Corp	109,566

991	Chesapeake Energy Corp	13,458

267	* Cimarex Energy Co	7,126

74	* Clayton Williams Energy, Inc	2,151

200	* Comstock Resources, Inc	3,860

600	* Denbury Resources, Inc	8,346

1,617	Devon Energy Corp	92,589

500	* Energy Partners Ltd	6,950

400	ENSCO International, Inc	10,868

1,388	EOG Resources, Inc	64,084

399	* Forest Oil Corp	11,399

100	* Global Industries Ltd	515

200	* Harvest Natural Resources, Inc	1,990

404	Helmerich & Payne, Inc	11,284

1,015	* Horizon Offshore, Inc	4,466

118	* Houston Exploration Co	4,309

358	* Magnum Hunter Resources, Inc	3,405

1,100	* Meridian Resource Corp	6,534

300	* Newfield Exploration Co	13,362

1,027	Noble Energy, Inc	45,630

300	* Nuevo Energy Co	7,251

328	* Patterson-UTI Energy, Inc	10,798

1,009	* Pioneer Natural Resources Co	32,217

500	Pogo Producing Co	24,150

400	Range Resources Corp	3,780

359	* Rowan Cos, Inc	8,318

100	* Stone Energy Corp	4,245

400	* Swift Energy Co	6,740

200	Tidewater, Inc	5,976

181	* Tom Brown, Inc	5,837

2,991	* Transmontaigne, Inc	19,292

100	* Veritas DGC, Inc	1,048

731	Vintage Petroleum, Inc	8,794

428	* Westport Resources Corp	12,780

1,163	XTO Energy, Inc	32,913

	TOTAL OIL AND GAS EXTRACTION	687,953

PAPER AND ALLIED PRODUCTS—0.65%

2,000	Kimberly-Clark Corp	118,180

800	MeadWestvaco Corp	23,800

1,000	Sonoco Products Co	24,620

100	Temple-Inland, Inc	6,267

	TOTAL PAPER AND ALLIED PRODUCTS	172,867

TIAA-CREF Life Funds 2003 Annual Report     103
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

PERSONAL SERVICES—0.11%

541	Cintas Corp	$27,120

100	CPI Corp	2,021

	TOTAL PERSONAL SERVICES	29,141

PETROLEUM AND COAL PRODUCTS—0.39%

756	Frontier Oil Corp	13,018

548	* Headwaters, Inc	10,752

900	Sunoco, Inc	46,035

700	Valero Energy Corp	32,438

	TOTAL PETROLEUM AND COAL PRODUCTS	102,243

PRIMARY METAL INDUSTRIES—0.70%

555	* Andrew Corp	6,388

989	* Century Aluminum Co	18,801

900	Engelhard Corp	26,955

100	Gibraltar Steel Corp	2,515

800	* Liquidmetal Technologies, Inc	2,272

100	* Lone Star Technologies, Inc	1,598

197	* Mueller Industries, Inc	6,769

500	* NS Group, Inc	4,850

440	Nucor Corp	24,640

1,805	Ryerson Tull, Inc	20,667

448	Schnitzer Steel Industries, Inc (Class A)	27,104

259	* Steel Dynamics, Inc	6,084

2,105	Worthington Industries, Inc	37,953

	TOTAL PRIMARY METAL INDUSTRIES	186,596

PRINTING AND PUBLISHING—0.99%

400	Dow Jones & Co, Inc	19,940

943	McGraw-Hill Cos, Inc	65,935

522	New York Times Co (Class A)	24,946

400	R.R. Donnelley & Sons Co	12,060

100	Scripps (E.W.) Co (Class A)	9,414

975	Tribune Co	50,310

100	Washington Post Co (Class B)	79,140

	TOTAL PRINTING AND PUBLISHING	261,745

RAILROAD TRANSPORTATION—0.28%

3,185	Norfolk Southern Corp	75,325

	TOTAL RAILROAD TRANSPORTATION	75,325

REAL ESTATE—0.00%

100	* Stewart Enterprises, Inc (Class A)	568

	TOTAL REAL ESTATE	568

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.06%

67	Bandag, Inc	2,760

200	Cooper Tire & Rubber Co	4,276

100	Reebok International Ltd	3,932

70	* Sealed Air Corp	3,790

185	* Vans, Inc	2,111

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	16,869

SECURITY AND COMMODITY BROKERS—1.79%

300	A.G. Edwards, Inc	10,869

611	* Ameritrade Holding Corp	8,597

3,500	Charles Schwab Corp	41,440

100	Eaton Vance Corp	3,664

300	Federated Investors, Inc (Class B)	8,808

900	Franklin Resources, Inc	46,854

1,010	Goldman Sachs Group, Inc	99,717

3,500	* Instinet Group, Inc	18,025

500	Janus Capital Group, Inc	8,205

200	Legg Mason, Inc	15,436

3,036	Merrill Lynch & Co, Inc	178,061

300	SEI Investments Co	9,141

80	* SoundView Technology Group, Inc	1,239

500	T Rowe Price Group, Inc	23,705

	TOTAL SECURITY AND COMMODITY BROKERS	473,761

104    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

SPECIAL TRADE CONTRACTORS—0.02%

500	* Integrated Electrical Services, Inc	$4,625

218	* Quanta Services, Inc	1,591

	TOTAL SPECIAL TRADE CONTRACTORS	6,216

STONE, CLAY, AND GLASS PRODUCTS—0.13%

100	Apogee Enterprises, Inc	1,135

51	* Cabot Microelectronics Corp	2,499

3,027	* Corning, Inc	31,572

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	35,206

TRANSPORTATION BY AIR—0.63%

945	* AMR Corp	12,238

700	* Continental Airlines, Inc (Class B)	11,389

800	* Delta Air Lines, Inc	9,448

838	FedEx Corp	56,565

321	* Frontier Airlines, Inc	4,577

150	* JetBlue Airways Corp	3,978

190	* Mesa Air Group, Inc	2,379

500	* Petroleum Helicopters (Vote)	12,250

267	Skywest, Inc	4,838

3,089	Southwest Airlines Co	49,856

	TOTAL TRANSPORTATION BY AIR	167,518

TRANSPORTATION EQUIPMENT—0.91%

100	ArvinMeritor, Inc	2,412

800	Autoliv, Inc	30,120

558	Brunswick Corp	17,761

700	Dana Corp	12,845

3,600	Delphi Corp	36,756

904	* Fleetwood Enterprises, Inc	9,275

200	Gentex Corp	8,832

1,400	Genuine Parts Co	46,480

1,129	Harley-Davidson, Inc	53,661

300	* Sports Resorts International, Inc	1,518

800	* Tenneco Automotive, Inc	5,352

1,200	Visteon Corp	12,492

141	* Wabash National Corp	4,131

	TOTAL TRANSPORTATION EQUIPMENT	241,635

TRANSPORTATION SERVICES—0.09%

500	GATX Corp	13,990

421	Sabre Holdings Corp	9,089

	TOTAL TRANSPORTATION SERVICES	23,079

TRUCKING AND WAREHOUSING—0.58%

2,044	United Parcel Service, Inc (Class B)	152,380

	TOTAL TRUCKING AND WAREHOUSING	152,380

WHOLESALE TRADE-DURABLE GOODS—2.78%

100	* Apogent Technologies, Inc	2,304

400	Barnes Group, Inc	12,924

100	CDW Corp	5,776

80	Commercial Metals Co	2,432

1,000	IKON Office Solutions, Inc	11,860

100	* Ingram Micro, Inc (Class A)	1,590

12,336	Johnson & Johnson	637,278

200	* Patterson Dental Co	12,832

450	Reliance Steel & Aluminum Co	14,945

200	* Safeguard Scientifics, Inc	808

700	W.W. Grainger, Inc	33,173

	TOTAL WHOLESALE TRADE-DURABLE GOODS	735,922

WHOLESALE TRADE-NONDURABLE GOODS—1.15%

600	* Allscripts Healthcare Solutions, Inc	3,192

1,794	Cardinal Health, Inc	109,721

437	D&K Healthcare Resources, Inc	5,926

100	* Henry Schein, Inc	6,758

1,500	McKesson Corp	48,240

1,206	Perrigo Co	18,958

1,720	* Plains Resources, Inc	27,606

478	* Priority Healthcare Corp (Class B)	11,525

100	Russell Corp	1,756
TIAA-CREF Life Funds 2003 Annual Report     105
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES		VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)

200	Stride Rite Corp	$2,276

1,876	Sysco Corp	69,843

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	305,801

	TOTAL COMMON STOCK

	(Cost $29,907,930)	26,438,168

	TOTAL PORTFOLIO—99.74%

	(Cost $29,909,638)	26,440,321

	OTHER ASSETS & LIABILITIES, NET—0.26%	69,821

	NET ASSETS—100.00%	$26,510,142

*	Non-income producing

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $29,916,504. Net unrealized depreciation of portfolio investments aggregated $3,476,183 of which $4,001,725 related to appreciated portfolio investments and $7,477,908 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

106    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

Summary By Industry

	VALUE	%

COMMON STOCK:

Apparel and Accessory Stores	$376,322	1.26%

Business Services	406,270	1.37

Chemicals and Allied Products	1,067,496	3.59

Communications	2,714,370	9.12

Depository Institutions	5,591,790	18.79

Eating and Drinking Places	333,888	1.12

Electric, Gas, and Sanitary Services	1,854,292	6.23

Electronic and Other Electric Equipment	425,018	1.43

Engineering and Management Services	776,859	2.61

Fabricated Metal Products	186,700	0.63

Food and Kindred Products	771,355	2.59

Food Stores	358,224	1.20

Forestry	525,504	1.77

Furniture and Fixtures	54,568	0.18

General Merchandise Stores	236,136	0.79

Health Services	339,439	1.15

Holding and Other Investment Offices	594,923	2.00

Hotels and Other Lodging Places	21,281	0.07

Industrial Machinery and Equipment	1,806,454	6.07

Instruments and Related Products	294,743	0.99

Insurance Carriers	2,010,991	6.76

Miscellaneous Retail	185,603	0.62

Motion Pictures	701,907	2.36

Nondepository Institutions	1,163,719	3.91

Oil and Gas Extraction	543,263	1.83

Petroleum and Coal Products	2,343,427	7.87

Primary Metal Industries	289,747	0.97

Printing and Publishing	176,562	0.59

Railroad Transportation	223,798	0.76

Real Estate	4,751	0.01

Security and Commodity Brokers	1,100,219	3.70

Stone, Clay, and Glass Products	18,534	0.06

Tobacco Products	1,120,998	3.77

Transportation by Air	103,710	0.35

Transportation Equipment	437,826	1.47

Transportation Services	206,828	0.69

Wholesale Trade– Durable Goods	284,340	0.96

Wholesale Trade– Nondurable Goods	2,713	0.01

TOTAL COMMON STOCK

(Cost $24,512,629)	29,654,568	99.65

TOTAL PORTFOLIO

(Cost $24,512,629)	29,654,568	99.65

OTHER ASSETS & LIABILITIES, NET	105,350	0.35

NET ASSETS	$29,759,918	100.00%

SHARES		VALUE

COMMON STOCK—99.65%

APPAREL AND ACCESSORY STORES—1.26%

13,750	* American Eagle Outfitters, Inc	$225,500

4,900	Talbots, Inc	150,822

	TOTAL APPAREL AND ACCESSORY STORES	376,322

BUSINESS SERVICES—1.37%

942	* Computer Sciences Corp	41,665

6,200	* Peoplesoft, Inc	141,360

7,164	* Siebel Systems, Inc	99,365

7,600	* VeriSign, Inc	123,880

	TOTAL BUSINESS SERVICES	406,270

CHEMICALS AND ALLIED PRODUCTS—3.59%

2,073	Bristol-Myers Squibb Co	59,288

1,635	Du Pont (E.I.) de Nemours & Co	75,030

3,800	Gillette Co	139,574

100	* Invitrogen Corp	7,000

3,762	Merck & Co, Inc	173,804

2,370	Procter & Gamble Co	236,716

2,306	Rohm & Haas Co	98,489

7,800	Schering-Plough Corp	135,642

3,344	Wyeth	141,953

	TOTAL CHEMICALS AND ALLIED PRODUCTS	1,067,496

COMMUNICATIONS—9.12%

500	* American Tower Corp (Class A)	5,410

10,175	AT&T Corp	206,553

2,100	* Avaya, Inc	27,174

12,287	BellSouth Corp	347,722
TIAA-CREF Life Funds 2003 Annual Report     107
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

SHARES		VALUE

COMMUNICATIONS—(Continued)

1,500	Clear Channel Communications, Inc	$70,245

4,938	* Comcast Corp	162,312

800	* Cox Communications, Inc (Class A)	27,560

200	* Crown Castle International Corp	2,206

16,222	* Level 3 Communications, Inc	92,465

53,867	* Lucent Technologies, Inc	152,982

342	* NTL, Inc	23,855

26,000	* Qwest Communications International, Inc	112,320

25,125	SBC Communications, Inc	655,009

600	* UnitedGlobalcom, Inc (Class A)	5,088

16,836	Verizon Communications, Inc	590,607
5,247	Viacom, Inc (Class B)	232,862

	TOTAL COMMUNICATIONS	2,714,370

DEPOSITORY INSTITUTIONS—18.79%

400	Associated Banc-Corp	17,060

400	Bancorpsouth, Inc	9,488

7,900	Bank Of America Corp	635,397

300	Bank Of Hawaii Corp	12,660

2,446	Bank One Corp	111,513

86	* BOK Financial Corp	3,330

100	Capitol Federal Financial	3,606

5,543	Charter One Financial, Inc	191,511

29,173	Citigroup, Inc	1,416,057

3,500	Comerica, Inc	196,210

315	Commerce Bancshares, Inc	15,441

600	Compass Bancshares, Inc	23,586

240	First Midwest Bancorp, Inc	7,778

600	First Tennessee National Corp	26,460

300	FirstMerit Corp	8,091

6,100	FleetBoston Financial Corp	266,265

200	FNB Corp	7,090

543	Fulton Financial Corp	11,897

640	Golden West Financial Corp	66,042

4,944	Hibernia Corp (Class A)	116,233

200	Hudson City Bancorp, Inc	7,636

134	International Bancshares Corp	6,318

5,421	J.P. Morgan Chase & Co	199,113

343	M & T Bank Corp	33,717

1,100	Marshall & Ilsley Corp	42,075

6,000	Mellon Financial Corp	192,660

400	Mercantile Bankshares Corp	18,232

9,500	National City Corp	322,430

327	New York Community Bancorp, Inc	12,442

800	Northern Trust Corp	37,136

200	Old National Bancorp	4,570

59	Park National Corp	6,676

100	People’s Bank	3,260

1,500	PNC Financial Services Group, Inc	82,095

100	Provident Financial Group, Inc	3,195

400	Sky Financial Group, Inc	10,376

1,569	SouthTrust Corp	51,353

100	Synovus Financial Corp	2,892

250	Trustmark Corp	7,318

16,842	U.S. Bancorp	501,555

200	Union Planters Corp	6,298

200	UnionBanCal Corp	11,508

183	United Bankshares, Inc	5,710

370	Valley National Bancorp	10,804

6,768	Wachovia Corp	315,321

8,458	Wells Fargo & Co	498,092

124	Westamerica Bancorp	6,163

200	Whitney Holding Corp	8,198

400	Wilmington Trust Corp	14,400

400	Zions Bancorp	24,532

	TOTAL DEPOSITORY INSTITUTIONS	5,591,790

EATING AND DRINKING PLACES—1.12%

8,972	* Brinker International, Inc	297,512

1,465	McDonald’s Corp	36,376

	TOTAL EATING AND DRINKING PLACES	333,888

ELECTRIC, GAS, AND SANITARY SERVICES—6.23%

11,060	* Allegheny Energy, Inc	141,126

600	Alliant Energy Corp	14,940

7,200	American Electric Power Co, Inc	219,672
108    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

SHARES		VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)

1,600	Dominion Resources, Inc	$102,128

1,500	* Dynegy, Inc (Class A)	6,420

3,100	El Paso Corp	25,389

1,300	Entergy Corp	74,269

321	Equitable Resources, Inc	13,777

4,053	Exelon Corp	268,957

4,200	FirstEnergy Corp	147,840

600	MDU Resources Group, Inc	14,286

300	National Fuel Gas Co	7,332

1,200	NiSource, Inc	26,328

300	Oneok, Inc	6,624

185	Peoples Energy Corp	7,777

2,200	* PG&E Corp	61,094

100	Piedmont Natural Gas Co, Inc	4,346

4,787	PPL Corp	209,431

425	Questar Corp	14,939

7,762	TXU Corp	184,115

8,897	Waste Management, Inc	263,351

100	Western Gas Resources, Inc	4,725

250	WGL Holdings, Inc	6,948

2,900	Williams Cos, Inc	28,478

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,854,292

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.43%

2,300	* ADC Telecommunications, Inc	6,831

200	AVX Corp	3,324

4,369	* Dupont Photomasks, Inc	105,468

12,400	* Micron Technology, Inc	167,028

3,100	* Novellus Systems, Inc	130,355

400	Rockwell Collins, Inc	12,012

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	425,018

ENGINEERING AND MANAGEMENT SERVICES—2.61%

26,993	Monsanto Co	776,859

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	776,859

FABRICATED METAL PRODUCTS—0.63%

2,225	Illinois Tool Works, Inc	186,700

	TOTAL FABRICATED METAL PRODUCTS	186,700

FOOD AND KINDRED PRODUCTS—2.59%

2,900	Coca-Cola Co	147,175

2,620	Coors (Adolph) Co (Class B)	146,982

8,800	General Mills, Inc	398,640

200	Hershey Foods Corp	15,398

60	Lancaster Colony Corp	2,710

2,500	Pepsi Bottling Group, Inc	60,450

	TOTAL FOOD AND KINDRED PRODUCTS	771,355

FOOD STORES—1.20%

19,353	* Kroger Co	358,224

	TOTAL FOOD STORES	358,224

FORESTRY—1.77%

8,211	Weyerhaeuser Co	525,504

	TOTAL FORESTRY	525,504

FURNITURE AND FIXTURES—0.18%

3,800	Steelcase, Inc (Class A)	54,568

	TOTAL FURNITURE AND FIXTURES	54,568

GENERAL MERCHANDISE STORES—0.79%

8,123	May Department Stores Co	236,136

	TOTAL GENERAL MERCHANDISE STORES	236,136

HEALTH SERVICES—1.15%

2,255	* Express Scripts, Inc	149,800

5,700	* Triad Hospitals, Inc	189,639

	TOTAL HEALTH SERVICES	339,439

HOLDING AND OTHER INVESTMENT OFFICES—2.00%

4,100	AMB Property Corp	134,808

200	Camden Property Trust	8,860

200	Chelsea Property Group, Inc	10,962

2	Cross Timbers Royalty Trust	57

2,100	Developers Diversified Realty Corp	70,497
TIAA-CREF Life Funds 2003 Annual Report     109
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)

225	Federal Realty Investment Trust	$8,638

300	General Growth Properties, Inc	8,325

7,459	Highwoods Properties, Inc	189,459

200	Independence Community Bank Corp	7,194

300	Kimco Realty Corp	13,425

7	New Plan Excel Realty Trust	173

205	Pan Pacific Retail Properties, Inc	9,768

481	Popular, Inc	21,616

513	Public Storage, Inc	22,259

200	Realty Income Corp	8,000

400	Simon Property Group, Inc	18,536

1,554	Washington Mutual, Inc	62,346

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	594,923

HOTELS AND OTHER LODGING PLACES—0.07%

400	Marriott International, Inc (Class A)	18,480

100	* Wynn Resorts Ltd	2,801

	TOTAL HOTELS AND OTHER LODGING PLACES	21,281

INDUSTRIAL MACHINERY AND EQUIPMENT—6.07%

298	Baker Hughes, Inc	9,584

3,251	Deere & Co	211,478

16,979	Hewlett-Packard Co	390,008

6,125	International Business Machines Corp	567,665

33,192	* Solectron Corp	196,165

4,200	* SPX Corp	247,002

9,200	Timken Co	184,552

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,806,454

INSTRUMENTS AND RELATED PRODUCTS—0.99%

900	* Agilent Technologies, Inc	26,316

28	Bard (C.R.), Inc	2,275

4,400	Eastman Kodak Co	112,948

5,100	Raytheon Co	153,204

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	294,743

INSURANCE CARRIERS—6.76%

10,505	Aetna, Inc	709,928

419	Allstate Corp	18,025

3,456	American International Group, Inc	229,064

53	American National Insurance Co	4,472

700	Cincinnati Financial Corp	29,316

100	Erie Indemnity Co (Class A)	4,238

700	Jefferson-Pilot Corp	35,455

5,325	Lincoln National Corp	214,970

3,500	Prudential Financial, Inc	146,195

4,283	Safeco Corp	166,737

26,182	Travelers Property Casualty Corp (Class B)	444,309

200	Unitrin, Inc	8,282

	TOTAL INSURANCE CARRIERS	2,010,991

MISCELLANEOUS RETAIL—0.62%

5,650	* Barnes & Noble, Inc	185,603

	TOTAL MISCELLANEOUS RETAIL	185,603

MOTION PICTURES—2.36%

8,805	* Liberty Media Corp (Class A)	104,691

23,869	* Time Warner, Inc	429,403

7,193	Walt Disney Co	167,813

	TOTAL MOTION PICTURES	701,907

NONDEPOSITORY INSTITUTIONS—3.91%

8,450	Fannie Mae	634,257

9,026	Freddie Mac	526,396

21	Student Loan Corp	3,066

	TOTAL NONDEPOSITORY INSTITUTIONS	1,163,719

OIL AND GAS EXTRACTION—1.83%

700	Anadarko Petroleum Corp	35,707

831	Apache Corp	67,394

1,000	Burlington Resources, Inc	55,380

1,200	Devon Energy Corp	68,712
110    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

SHARES		VALUE

OIL AND GAS EXTRACTION—(Continued)

300	ENSCO International, Inc	$8,151

257	Helmerich & Payne, Inc	7,178

400	Kerr-McGee Corp	18,596

1,693	Marathon Oil Corp	56,021

200	* Newfield Exploration Co	8,908

256	Noble Energy, Inc	11,374

1,980	Occidental Petroleum Corp	83,635

600	* Pioneer Natural Resources Co	19,158

418	Pogo Producing Co	20,189

400	* Pride International, Inc	7,456

200	Tidewater, Inc	5,976

1,400	Unocal Corp	51,562

200	* Varco International, Inc	4,126

100	* Westport Resources Corp	2,986

380	XTO Energy, Inc	10,754

	TOTAL OIL AND GAS EXTRACTION	543,263

PETROLEUM AND COAL PRODUCTS—7.87%

300	Amerada Hess Corp	15,951

5,893	ChevronTexaco Corp	509,096

3,690	ConocoPhillips	241,953

36,900	ExxonMobil Corp	1,512,900

392	Murphy Oil Corp	25,602

172	* Premcor, Inc	4,472

394	Sunoco, Inc	20,153

287	Valero Energy Corp	13,300

	TOTAL PETROLEUM AND COAL PRODUCTS	2,343,427

PRIMARY METAL INDUSTRIES—0.97%

3,900	Alcoa, Inc	148,200

16,600	b* Bethlehem Steel Corp	158

3,630	* International Steel Group, Inc	141,389

	TOTAL PRIMARY METAL INDUSTRIES	289,747

PRINTING AND PUBLISHING—0.59%

1,200	Gannett Co, Inc	106,992

200	Lee Enterprises, Inc	8,730

100	Media General, Inc (Class A)	6,510

65	Meredith Corp	3,173

700	Tribune Co	36,120

19	Washington Post Co (Class B)	15,037

	TOTAL PRINTING AND PUBLISHING	176,562

RAILROAD TRANSPORTATION—0.76%

6,227	CSX Corp	223,798

	TOTAL RAILROAD TRANSPORTATION	223,798

REAL ESTATE—0.01%

100	Forest City Enterprises, Inc (Class A)	4,751

	TOTAL REAL ESTATE	4,751

SECURITY AND COMMODITY BROKERS—3.70%

3,500	A.G. Edwards, Inc	126,805

704	Goldman Sachs Group, Inc	69,506

7,976	Janus Capital Group, Inc	130,886

3,380	Lehman Brothers Holdings, Inc	261,004

5,025	Merrill Lynch & Co, Inc	294,716

3,755	Morgan Stanley	217,302

	TOTAL SECURITY AND COMMODITY BROKERS	1,100,219

STONE, CLAY, AND GLASS PRODUCTS—0.06%

1,000	* Corning, Inc	10,430

200	Lafarge North America, Inc	8,104

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	18,534

TOBACCO PRODUCTS—3.77%

20,599	Altria Group, Inc	1,120,998

	TOTAL TOBACCO PRODUCTS	1,120,998

TRANSPORTATION BY AIR—0.35%

7,467	* Pinnacle Airlines Corp	103,710

	TOTAL TRANSPORTATION BY AIR	103,710

TRANSPORTATION EQUIPMENT—1.47%

2,594	Boeing Co	109,311

9,800	Ford Motor Co	156,800
TIAA-CREF Life Funds 2003 Annual Report     111
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Large-Cap Value Fund - December 31, 2003

SHARES		VALUE

TRANSPORTATION EQUIPMENT—(Continued)

1,043	United Technologies Corp	$98,845

7,000	Visteon Corp	72,870

	TOTAL TRANSPORTATION EQUIPMENT	437,826

TRANSPORTATION SERVICES—0.69%

8,915	* Orbitz, Inc (Class A)	206,828

	TOTAL TRANSPORTATION SERVICES	206,828

WHOLESALE TRADE-DURABLE GOODS—0.96%

6,000	W.W. Grainger, Inc	284,340

	TOTAL WHOLESALE TRADE-DURABLE GOODS	284,340

WHOLESALE TRADE-NONDURABLE GOODS—0.01%

75	* Performance Food Group Co	2,713

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,713

	TOTAL COMMON STOCK

	(Cost $24,512,629)	29,654,568

	TOTAL PORTFOLIO—99.65%

	(Cost $24,512,629)	29,654,568

	OTHER ASSETS & LIABILITIES, NET—0.35%	105,350

	NET ASSETS—100.00%	$29,759,918

*	Non-income producing
b	In bankruptcy

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $24,793,728. Net unrealized appreciation of portfolio investments aggregated $4,860,840 of which $5,207,728 related to appreciated portfolio investments and $346,888 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

112    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

Summary By Industry

	VALUE	%

COMMON STOCK:

Agricultural Production-Crops	$55,392	0.16%

Amusement and Recreation Services	286,123	0.83

Apparel and Accessory Stores	452,383	1.31

Apparel and Other Textile Products	102,705	0.30

Auto Repair, Services and Parking	22,426	0.07

Automotive Dealers and Service Stations	184,874	0.54

Building Materials and Garden Supplies	98,990	0.29

Business Services	3,697,795	10.73

Chemicals and Allied Products	2,233,497	6.48

Coal Mining	145,563	0.42

Communications	798,596	2.32

Depository Institutions	2,904,782	8.43

Eating and Drinking Places	511,554	1.48

Educational Services	19,025	0.06

Electric, Gas, and Sanitary Services	1,022,553	2.97

Electronic and Other Electric Equipment	3,145,938	9.13

Engineering and Management Services	1,184,766	3.44

Fabricated Metal Products	366,896	1.06

Food and Kindred Products	362,239	1.05

Food Stores	126,287	0.37

Furniture and Fixtures	39,876	0.12

Furniture and Home Furnishings Stores	88,094	0.26

General Building Contractors	193,290	0.56

General Merchandise Stores	270,293	0.78

Health Services	611,135	1.77

Heavy Construction, Except Building	74,274	0.22

Holding and Other Investment Offices	2,740,324	7.95

Hotels and Other Lodging Places	123,041	0.36

Industrial Machinery and Equipment	1,706,104	4.95

Instruments and Related Products	1,956,907	5.68

Insurance Agents, Brokers and Service	18,624	0.05

Insurance Carriers	1,051,801	3.05

Justice, Public Order and Safety	13,680	0.04

Leather and Leather Products	86,559	0.25

Legal Services	5,224	0.02

Lumber and Wood Products	128,252	0.37

Metal Mining	48,552	0.14

Miscellaneous Manufacturing Industries	406,579	1.18

Miscellaneous Retail	517,446	1.50

Motion Pictures	128,860	0.37

Nondepository Institutions	467,832	1.36

Nonmetallic Minerals, Except Fuels	18,270	0.05

Oil and Gas Extraction	928,999	2.70

Paper and Allied Products	313,927	0.91

Personal Services	147,047	0.43

Petroleum and Coal Products	107,910	0.31

Primary Metal Industries	437,635	1.27

Printing and Publishing	354,125	1.03

Railroad Transportation	54,228	0.16

Real Estate	45,678	0.13

Rubber and Miscellaneous Plastic Products	156,504	0.45

Security and Commodity Brokers	417,260	1.21

Social Services	4,200	0.01

Special Trade Contractors	253,281	0.74

Stone, Clay, and Glass Products	196,206	0.57

Tobacco Products	39,753	0.12

Transportation By Air	354,645	1.03

Transportation Equipment	422,316	1.22

Transportation Services	83,274	0.24

Trucking and Warehousing	207,185	0.60

Water Transportation	84,220	0.24

Wholesale Trade-Durable Goods	823,067	2.39

Wholesale Trade-Nondurable Goods	472,660	1.37

TOTAL COMMON STOCK

(Cost $28,261,500)	34,321,521	99.60

TIAA-CREF Life Funds 2003 Annual Report     113
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

	VALUE	%

TOTAL PORTFOLIO

(Cost $28,261,500)	$34,321,521	99.60%

OTHER ASSETS & LIABILITIES, NET	137,090	0.40

NET ASSETS	$34,458,611	100.00%

SHARES		VALUE

COMMON STOCK—99.60%

AGRICULTURAL PRODUCTION– CROPS— 0.16%

100	Alico, Inc	$3,476

1,800	Delta & Pine Land Co	45,720

200	* VCA Antech, Inc	6,196

	TOTAL AGRICULTURAL PRODUCTION-CROPS	55,392

AMUSEMENT AND RECREATION SERVICES—0.83%

1,900	* Alliance Gaming Corp	46,835

500	* Argosy Gaming Co	12,995

2,700	* Aztar Corp	60,750

1,100	* Bally Total Fitness Holding Corp	7,700

100	Churchill Downs, Inc	3,620

300	Dover Downs Gaming & Entertainment, Inc	2,838

500	Dover Motorsport, Inc	1,750

100	* Gaylord Entertainment Co	2,985

300	* Isle Of Capri Casinos, Inc	6,441

300	* MTR Gaming Group, Inc	3,090

300	* Multimedia Games, Inc	12,330

1,234	* Penn National Gaming, Inc	28,481

3,400	* Six Flags, Inc	25,568

2,500	* WMS Industries, Inc	65,500

400	World Wrestling Federation Entertainment, Inc	5,240

	TOTAL AMUSEMENT AND RECREATION SERVICES	286,123

APPAREL AND ACCESSORY STORES—1.31%

600	* Aeropostale, Inc	16,452

2,200	* American Eagle Outfitters, Inc	36,080

1,700	* AnnTaylor Stores Corp	66,300

100	* Bebe Stores, Inc	2,599

200	Buckle, Inc	4,430

600	Burlington Coat Factory Warehouse Corp	12,696

700	* Casual Male Retail Group, Inc	4,858

500	Cato Corp (Class A)	10,250

266	* Charlotte Russe Holding, Inc	3,687

8,500	* Charming Shoppes, Inc	45,900

1,400	Christopher & Banks Corp	27,342

100	Deb Shops, Inc	2,150

400	* Dress Barn, Inc	5,996

900	* Finish Line, Inc (Class A)	26,973

700	* Footstar, Inc	2,695

800	* Genesco, Inc	12,104

1,000	Goody’s Family Clothing, Inc	9,360

200	* Gymboree Corp	3,446

100	* Hampshire Group Ltd	3,137

1,800	* Hot Topic, Inc	53,028

2,400	* Interface, Inc (Class A)	13,272

300	Oshkosh B’gosh, Inc (Class A)	6,438

1,550	* Pacific Sunwear Of California, Inc	32,736

800	* Payless Shoesource, Inc	10,720

200	* Shoe Carnival, Inc	3,560

885	* Stage Stores, Inc	24,692

200	* Urban Outfitters, Inc	7,410

200	* Wet Seal, Inc (Class A)	1,978

600	* Wilsons The Leather Experts, Inc	2,094

	TOTAL APPAREL AND ACCESSORY STORES	452,383

APPAREL AND OTHER TEXTILE PRODUCTS—0.30%

900	* Collins & Aikman Corp	3,897

400	* DHB Industries, Inc	2,800

300	* Guess?, Inc	3,621

1,000	Kellwood Co	41,000

800	Oxford Industries, Inc	27,104

200	Phillips-Van Heusen Corp	3,548

1,300	* Warnaco Group, Inc	20,735

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	102,705

114    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

AUTO REPAIR, SERVICES AND PARKING—0.07%

600	* Dollar Thrifty Automotive Group, Inc	$15,564

200	* Midas, Inc	2,860

200	* Monro Muffler Brake, Inc	4,002

	TOTAL AUTO REPAIR, SERVICES AND PARKING	22,426

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.54%

400	* Asbury Automotive Group, Inc	7,164

2,700	* Copart, Inc	44,550

1,100	* CSK Auto Corp	20,647

700	* Group 1 Automotive, Inc	25,333

300	Lithia Motors, Inc (Class A)	7,563

200	* MarineMax, Inc	3,886

2,500	Sonic Automotive, Inc	57,300

500	United Auto Group, Inc	15,650

100	* West Marine, Inc	2,781

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	184,874

BUILDING MATERIALS AND GARDEN SUPPLIES—0.29%

300	Building Materials Holding Corp	4,659

750	* Central Garden & Pet Co	21,023

4,100	* Louisiana-Pacific Corp	73,308

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	98,990

BUSINESS SERVICES—10.73%

200	Aaron Rents, Inc	4,026

1,400	ABM Industries, Inc	24,374

1,200	* ActivCard Corp	9,456

3,400	* Activision, Inc	61,880

4,400	* Administaff, Inc	76,472

750	Advo, Inc	23,820

74	* Aether Systems, Inc	352

1,600	* American Management Systems, Inc	24,112

4,733	* AMN Healthcare Services, Inc	81,218

200	* Ansoft Corp	2,566

630	* Ansys, Inc	25,011

700	* Anteon International Corp	25,235

1,600	* APAC Customer Services, Inc	4,160

300	* Aquantive, Inc	3,075

200	* Arbitron, Inc	8,344

200	* Armor Holdings, Inc	5,262

1,160	* Aspect Communications Corp	18,282

600	* Aspen Technology, Inc	6,156

200	* At Road, Inc	2,660

4,031	* Atari, Inc	16,930

1,100	* Autobytel, Inc	9,988

1,300	* Bankrate, Inc	16,094

639	Barra, Inc	22,678

600	Brady Corp (Class A)	24,450

2,000	Brink’s Co	45,220

800	* CACI International, Inc (Class A)	38,896

3,400	* Catalina Marketing Corp	68,544

400	CDI Corp	13,100

1,000	* Cerner Corp	37,850

9,700	* Ciber, Inc	84,002

10,300	* CMGI, Inc	18,334

2,200	* CNET Networks, Inc	15,004

2,015	* Computer Horizons Corp	7,919

400	* Concur Technologies, Inc	3,872

2,000	* CSG Systems International, Inc	24,980

400	* Cyberguard Corp	3,488

600	* Datastream Systems, Inc	4,710

1,100	* Dendrite International, Inc	17,237

400	* Digital Insight Corp	9,960

1,100	* Digital River, Inc	24,310

300	* E.piphany, Inc	2,163

4,600	* Earthlink, Inc	46,000

5,149	* Echelon Corp	57,360

640	* Eclipsys Corp	7,450

100	* eCollege.com, Inc	1,846

3,100	* eFunds Corp	53,785

700	Electro Rent Corp	9,338

4,900	* Embarcadero Technologies, Inc	78,155

36,500	* Enterasys Networks, Inc	136,875

800	* Entrust, Inc	3,264

1,700	* Epicor Software Corp	21,692

200	* eSpeed, Inc (Class A)	4,682

3,736	* Extreme Networks, Inc	26,937

100	* F5 Networks, Inc	2,510

800	* FindWhat.com	15,000

500	* Freemarkets, Inc	3,345

4,400	* Gerber Scientific, Inc	35,024

2,334	Gevity HR, Inc	51,908
TIAA-CREF Life Funds 2003 Annual Report     115
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

300	* Group 1 Software, Inc	$5,286

600	Healthcare Services Group	11,574

200	* Heidrick & Struggles International, Inc	4,360

2,900	* Homestore, Inc	13,717

200	* Hudson Highland Group, Inc	4,770

1,600	* Hyperion Solutions Corp	48,224

600	* IDX Systems Corp	16,092

400	* iGate Corp	3,140

6,900	* Informatica Corp	71,070

3,500	* Infospace, Inc	80,675

914	* infoUSA, Inc	6,782

200	Integral Systems, Inc	4,304

1,600	* Intelidata Technologies Corp	2,640

3,948	* Intergraph Corp	94,436

800	* Internet Security Systems, Inc	15,064

500	Interpool, Inc	7,250

750	* Interwoven, Inc	9,480

200	* iPayment, Inc	6,800

1,100	* JDA Software Group, Inc	18,161

1,550	* Kana Software, Inc	5,224

9,500	* Keane, Inc	139,080

300	Kelly Services, Inc (Class A)	8,562

500	* KFX,Inc	3,775

900	* Korn/Ferry International	12,006

800	* Kronos, Inc	31,688

4,400	* Labor Ready, Inc	57,640

5,800	* Lawson Software, Inc	47,734

1,248	* Lionbridge Technologies	11,993

4,600	* Looksmart Ltd	7,130

2,638	* Macrovision Corp	59,592

300	* Magma Design Automation, Inc	7,002

800	* Manhattan Associates, Inc	22,112

1,141	* Manugistics Group, Inc	7,131

600	* MAPICS, Inc	7,854

400	* Marketwatch.com, Inc	3,444

400	* Matrixone, Inc	2,464

635	McGrath RentCorp	17,304

400	* MedQuist, Inc	6,424

764	* Memberworks, Inc	20,758

2,400	* Mentor Graphics Corp	34,896

2,300	* Micromuse, Inc	15,870

500	* Midway Games, Inc	1,940

3,300	* Mindspeed Technologies, Inc	22,605

500	* Mobius Management Systems, Inc	6,325

6,800	* MPS Group, Inc	63,580

700	* MRO Software, Inc	9,422

800	* MSC.Software Corp	7,560

300	* National Processing, Inc	7,065

1,435	* NCO Group, Inc	32,675

1,300	NDCHealth Corp	33,306

100	* Neoforma, Inc	1,064

900	* Netegrity, Inc	9,279

2,100	* NETIQ Corp	27,825

100	* Netratings, Inc	1,143

600	* Netscout Systems, Inc	4,560

500	* Network Equipment Technologies, Inc	5,500

300	* NIC, Inc	2,409

300	* Opnet Technologies, Inc	4,938

1,000	* Opsware, Inc	7,400

440	* PalmSource, Inc	9,588

4,041	* Parametric Technology Corp	15,922

500	* PC-Tel, Inc	5,305

500	* PDF Solutions, Inc	7,450

100	* PDI, Inc	2,681

600	* Pegasus Solutions, Inc	6,282

300	* Pegasystems, Inc	2,586

2,900	* Perot Systems Corp (Class A)	39,092

400	* Portfolio Recovery Associates, Inc	10,620

1,400	* Progress Software Corp	28,644

1,100	* Pumatech, Inc	4,378

400	* QAD, Inc	4,904

200	* Quality Systems, Inc	8,918

156	* Quest Software, Inc	2,215

100	* R.H. Donnelley Corp	3,984

600	* Radiant Systems, Inc	5,046

730	* Radisys Corp	12,308

5,800	b* Redback Networks, Inc	1,340

200	* Renaissance Learning, Inc	4,816

400	* Rent-Way, Inc	3,276

1,300	* Retek, Inc	12,064

1,000	Rollins, Inc	22,550

2,239	* RSA Security, Inc	31,794

2,600	* S1 Corp	20,930

177	* SafeNet, Inc	5,446

800	* SAFLINK Corp	2,152

400	* Sanchez Computer Associates, Inc	1,660
116    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

BUSINESS SERVICES—(Continued)

2,900	* Sapient Corp	$16,240

655	* Scansoft, Inc	3,485

2,900	* Seebeyond Technology Corp	12,441

800	* Serena Software, Inc	14,680

400	* SM&A	4,680

600	* Sohu.com, Inc	18,006

400	* Source Interlink Cos, Inc	4,248

900	* Spherion Corp	8,811

400	* SPSS, Inc	7,152

300	SS&C Technologies, Inc	8,385

400	Startek, Inc	16,316

600	* Stellent, Inc	5,904

300	* Stratasys, Inc	8,178

900	* SupportSoft, Inc	11,835

4,200	* Sybase, Inc	86,436

900	* Sykes Enterprises, Inc	7,704

800	* Synplicity, Inc	6,264

1,200	* Systems & Computer Technology Corp	19,620

1,475	* Take-Two Interactive Software, Inc	42,495

700	Talx Corp	16,121

9,100	* TeleTech Holdings, Inc	102,830

500	* TheStreet.com, Inc	2,060

500	* THQ, Inc	8,455

400	* Tier Technologies, Inc (Class B)	3,268

582	* TradeStation Group, Inc	5,157

3,000	* Transaction Systems Architects, Inc (Class A)	67,890

500	* Trizetto Group, Inc	3,225

1,300	* Tyler Technologies, Inc	12,519

6,400	* United Rentals, Inc	123,264

600	* Universal Compression Holdings, Inc	15,696

5,993	* Valueclick, Inc	54,416

300	* Verity, Inc	5,007

3,900	* Vignette Corp	8,853

1,400	* VitalWorks, Inc	6,188

200	* Volt Information Sciences, Inc	4,520

300	* WebEx Communications, Inc	6,030

	TOTAL BUSINESS SERVICES	3,697,795

CHEMICALS AND ALLIED PRODUCTS—6.48%

3,439	* Abgenix, Inc	42,850

500	* Able Laboratories, Inc	9,035

300	Aceto Corp	7,662

200	* Adolor Corp	4,004

1,000	* Albany Molecular Research, Inc	15,020

2,600	Albemarle Corp	77,922

100	* Alexion Pharmaceuticals, Inc	1,702

300	Allergan, Inc	23,043

1,500	Alpharma, Inc (Class A)	30,150

700	* Arena Pharmaceuticals, Inc	4,340

3,100	* Avant Immunotherapeutics, Inc	8,494

400	* AVI BioPharma, Inc	1,628

100	* Benthley Pharmaceuticals, Inc	1,330

300	* Bone Care International, Inc	3,822

300	* Bradley Pharmaceuticals, Inc	7,629

900	Calgon Carbon Corp	5,589

1,000	Cambrex Corp	25,260

1,000	* Cell Therapeutics, Inc	8,700

500	* Chattem, Inc	8,950

100	* Cima Labs, Inc	3,262

4,865	* Collagenex Pharmaceuticals, Inc	54,537

800	* Columbia Laboratories, Inc	5,040

800	* Connetics Corp	14,528

200	* Corixa Corp	1,208

17,500	Crompton Corp	125,475

1,500	* Cubist Pharmaceuticals, Inc	18,240

3,400	* Dade Behring Holdings, Inc	121,516

105	* DEL Laboratories, Inc	2,625

400	* Dendreon Corp	3,224

700	Diagnostic Products Corp	32,137

300	* Digene Corp	12,030

400	* Discovery Laboratories, Inc	4,196

1,100	* Durect Corp	2,838

279	* Elizabeth Arden, Inc	5,558

700	* Encysive Pharmaceuticals, Inc	6,265

1,700	* Enzon, Inc	20,400
TIAA-CREF Life Funds 2003 Annual Report     117
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)

500	* Esperion Therapeutics, Inc	$17,305

3,100	* Ethyl Corp	67,797

1,700	* First Horizon Pharmaceutical	19,040

1,300	* FMC Corp	44,369

1,050	* Genta, Inc	10,931

1,100	Georgia Gulf Corp	31,768

2,400	* Geron Corp	23,928

1,400	Great Lakes Chemical Corp	38,066

600	* Guilford Pharmaceuticals, Inc	4,068

2,887	* Hi-Tech Pharmacal Co, Inc	67,845

200	* Ilex Oncology, Inc	4,250

4,300	* IMC Global, Inc	42,699

2,350	* Immunogen, Inc	11,868

1,300	* Immunomedics, Inc	5,928

6,051	* Indevus Pharmaceuticals, Inc	35,640

100	Inter Parfums, Inc	2,259

300	* InterMune, Inc	6,948

500	* Inverness Medical Innovations, Inc	10,890

500	* Isis Pharmaceuticals, Inc	3,250

1,306	* Kos Pharmaceuticals, Inc	56,210

150	* Kronos Worldwide, Inc	3,330

1,450	* KV Pharmaceutical Co (Class A)	36,975

500	* Lannett Co, Inc	8,405

2,280	* Ligand Pharmaceuticals, Inc (Class B)	33,493

3,200	MacDermid, Inc	109,568

586	* Medarex, Inc	3,651

900	Meridian Bioscience, Inc	9,387

500	Minerals Technologies, Inc	29,625

700	* Nabi Biopharmaceuticals	8,897

600	Nature’s Sunshine Products, Inc	5,070

2,000	* NBTY, Inc	53,720

1,800	* Nektar Therapeutics	24,498

300	NL Industries, Inc	3,510

9,100	* Noven Pharmaceuticals, Inc	138,411

1,200	* NPS Pharmaceuticals, Inc	36,888

4,400	* Nuvelo, Inc	15,268

100	Octel Corp	1,969

1,100	* OM Group, Inc	28,809

500	* Onyx Pharmaceuticals, Inc	14,115

500	* OraSure Technologies, Inc	3,980

1,200	* OSI Pharmaceuticals, Inc	38,652

1,200	* Palatin Technologies, Inc	3,000

13,300	* Peregrine Pharmaceuticals, Inc	29,393

600	PolyMedica Corp	15,786

1,600	* PolyOne Corp	10,224

1,400	* Pozen, Inc	14,280

300	* Praecis Pharmaceuticals, Inc	1,932

1,000	* Quidel Corp	10,820

300	* Revlon, Inc (Class A)	672

300	* Salix Pharmaceuticals Ltd	6,801

1,085	* Sciclone Pharmaceuticals, Inc	7,356

800	* Serologicals Corp	14,880

744	* Sirna Therapeutics, Inc	3,869

9,000	b* Solutia, Inc	3,285

100	Stepan Co	2,565

200	* SuperGen, Inc	2,200

1,871	* SurModics, Inc	44,717

3,516	* Tanox, Inc	52,213

700	* Third Wave Technologies, Inc	3,185

6,100	* Unifi, Inc	39,345

600	* United Therapeutics Corp	13,770

200	* USANA Health Sciences, Inc	6,120

1,700	USEC, Inc	14,280

1,316	* Vertex Pharmaceuticals, Inc	13,463

1,100	* Vicuron Pharmaceuticals, Inc	20,515

300	* Virbac Corp	1,950

1,600	Wellman, Inc	16,336

500	West Pharmaceutical Services, Inc	16,950

9,300	* WR Grace & Co	23,901

400	* Zymogenetics, Inc	6,200

	TOTAL CHEMICALS AND ALLIED PRODUCTS	2,233,497

118    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

COAL MINING—0.42%

2,900	Arch Coal, Inc	$90,393

2,400	Massey Energy Co	49,920

300	* Westmoreland Coal Co	5,250

	TOTAL COAL MINING	145,563

COMMUNICATIONS—2.32%

300	Acme Communication, Inc	2,637

100	Beasley Broadcast Group, Inc (Class A)	1,643

1,000	Centennial Communications Corp	5,260

27,515	Charter Communications, Inc (Class A)	110,610

7,400	Cincinnati Bell Inc	37,370

200	Crown Media Holdings, Inc (Class A)	1,654

300	CT Communications, Inc	4,050

253	D&E Communications, Inc	3,671

2,300	Digital Generation Systems, Inc	5,152

1,600	Dobson Communications Corp (Class A)	10,512

100	Fisher Communications, Inc	5,100

400	Golden Telecom, Inc	11,100

1,500	Gray Television Inc	22,680

500	Hickory Tech Corp	5,725

300	Hungarian Telephone & Cable	2,958

12,100	Infonet Services Corp (Class B)	20,570

1,638	Insight Communications Co, Inc	16,888

300	j2 Global Communications, Inc	7,431

700	Liberty Corp	31,633

1,219	Lightbridge, Inc	11,093

1,100	Lin TV Corp (Class A)	28,391

400	Lodgenet Entertainment Corp	7,312

700	Mastec, Inc	10,367

1,700	McLeodUSA, Inc (Class A)	2,516

3,640	Mediacom Communications Corp	31,559

1,300	Metro One Telecommunications, Inc	3,380

700	Net2Phone, Inc	4,760

400	NII Holdings Inc	29,852

100	North Pittsburgh Systems, Inc	1,891

2,216	Pegasus Communications Corp	62,225

1,700	Primus Telecommunications GP	17,306

13,355	PTEK Holdings, Inc	117,658

1,500	RCN Corp	1,200

1,030	Regent Communications, Inc	6,541

100	Shenandoah Telecom Co	5,126

1,100	Sinclair Broadcast Group, Inc (Class A)	16,412

6,600	Talk America Holdings, Inc	76,032

1,500	Time Warner Telecom, Inc (Class A)	15,195

400	Tivo, Inc	2,960

600	Triton PCS Holdings, Inc (Class A)	3,348

1,500	Western Wireless Corp (Class A)	27,540

1,000	f* Wiltel Communications Group, Inc.	0

625	Wireless Facilities, Inc	9,288

	TOTAL COMMUNICATIONS	798,596

DEPOSITORY INSTITUTIONS—8.43%

500	1st Source Corp	10,755

400	ABC Bancorp	6,388

100	American National Bankshares, Inc	2,648

300	* AmericanWest Bancorp	6,840

2,247	Anchor Bancorp Wisconsin, Inc	55,950

262	Arrow Financial Corp	7,276

691	Bancfirst Corp	40,563

1,200	Bank Mutual Corp	13,668

400	Bank Of Granite Corp	8,712

200	Bank Of The Ozarks, Inc	4,502

1,600	BankAtlantic Bancorp, Inc (Class A)	30,400

1	Banknorth Group, Inc	33

1,100	* BankUnited Financial Corp (Class A)	28,369

336	Banner Corp	8,450

2,400	Bay View Capital Corp	5,136

100	Berkshire Hills Bancorp, Inc	3,620

700	Boston Private Financial Holdings, Inc	17,388
TIAA-CREF Life Funds 2003 Annual Report     119
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

296	Bryn Mawr Bank Corp	$7,249

300	BSB Bancorp, Inc	11,850

100	C&F Financial Corp	3,970

200	Camco Financial Corp	3,466

300	Camden National Corp	9,108

380	Capital City Bank Group, Inc	17,476

100	* Capital Corp of the West	3,964

400	Cascade Bancorp	7,704

100	Cavalry Bancorp, Inc	1,757

100	CB Bancshares, Inc	6,350

100	CCBT Financial Cos, Inc	3,495

100	Center Financial Corp	2,725

100	* Central Coast Bancorp	1,814

400	Central Pacific Financial Corp	12,016

100	Century Bancorp, Inc (Class A)	3,546

300	CFS Bancorp, Inc	4,452

100	Charter Financial Corp	3,727

1,250	Chemical Financial Corp	45,488

300	Citizens First Bancorp, Inc	6,840

300	Citizens South Banking Corp	4,185

300	City Bank	9,750

600	City Holding Co	21,000

100	CNB Financial Corp	4,208

200	Coastal Bancorp, Inc	8,222

320	Coastal Financial Corp	5,645

100	CoBiz, Inc	1,842

300	Columbia Bancorp (Oregon)	5,175

1,000	Columbia Banking System, Inc	21,660

100	Commercial Bankshares, Inc	3,356

250	* Commercial Capital Bancorp, Inc	5,353

6,800	Commercial Federal Corp	181,628

100	Community Bank of North Virginia	1,898

800	Community Bank System, Inc	39,200

668	Community Trust Bancorp, Inc	20,198

400	Corus Bankshares, Inc	12,624

440	CVB Financial Corp	8,488

700	Dime Community Bancshares	21,532

200	East West Bancorp, Inc	10,736

100	Eastern Virginia Bankshares, Inc	2,883

200	ESB Financial Corp	3,278

200	* Euronet Worldwide, Inc	3,600

167	EverTrust Financial Group, Inc	5,317

250	Exchange National Bancshares, Inc	9,038

200	Farmers Capital Bank Corp	6,802

100	FFLC Bancorp, Inc	2,875

100	Fidelity Bankshares, Inc	3,140

200	Financial Institutions, Inc	5,646

200	First Bancorp (North Carolina)	6,282

100	First Busey Corp (Class A)	2,700

1,000	First Charter Corp	19,550

100	First Citizens Banc Corp	2,840

200	First Citizens Bancshares, Inc (Class A)	24,306

300	First Community Bancorp	10,842

230	First Community Bancshares, Inc	7,627

300	First Essex Bancorp, Inc	17,442

700	First Federal Capital Corp	15,764

100	First Federal Financial Of Kentucky	2,515

1,000	First Financial Bancorp	15,950

100	First Financial Bankshares, Inc	4,170

600	First Financial Corp (Indiana)	18,006

400	First Financial Holdings, Inc	12,504

100	First M & F Corp	3,790

250	First Oak Brook Bancshares, Inc	7,503

100	First Of Long Island Corp	4,300

500	First Republic Bank	17,900

800	First Sentinel Bancorp, Inc	16,848

100	First South Bancorp, Inc	3,650

300	First United Corp	7,311

250	Firstbank Corp	7,820

500	Firstfed America Bancorp, Inc	13,015
120    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

1,400	* FirstFed Financial Corp	$60,900

200	Flag Financial Corp	2,580

2,400	Flagstar Bancorp, Inc	51,408

450	Flushing Financial Corp	8,226

100	FMS Financial Corp	1,800

200	FNB Corp (Virginia)	5,940

100	FNB Corp, Inc	2,118

100	Foothill Independent Bancorp	2,366

100	Franklin Financial Corp	3,072

503	Frontier Financial Corp	16,679

200	GA Financial, Inc	6,946

100	GB&T Bancshares, Inc	2,363

600	Glacier Bancorp, Inc	19,440

300	Great Southern Bancorp, Inc	13,911

100	Greater Community Bancorp	1,697

200	Greene County Bancshares, Inc	4,656

600	Hancock Holding Co	32,742

900	Harbor Florida Bancshares, Inc	26,739

325	Harleysville National Corp	9,783

150	Heartland Financial U.S.A., Inc	2,790

300	* Heritage Commerce Corp	3,675

300	Heritage Financial Corp	6,564

400	Horizon Financial Corp	7,004

500	Hudson River Bancorp, Inc	19,515

1,461	Humboldt Bancorp	25,597

100	IberiaBank Corp	5,900

660	Independent Bank Corp (Michigan)	18,718

700	Irwin Financial Corp	21,980

564	* Itla Capital Corp	28,256

100	Klamath First Bancorp, Inc	2,654

100	Lakeland Bancorp, Inc	1,606

200	Lakeland Financial Corp	7,064

100	LNB Bancorp, Inc	2,030

400	Macatawa Bank Corp	11,324

758	MAF Bancorp, Inc	31,760

220	MainSource Financial Group, Inc	6,763

600	MB Financial, Inc	21,840

400	MBT Financial Corp	6,604

100	Merchants Bancshares, Inc	3,055

1,415	Mid-State Bancshares	35,998

600	MutualFirst Financial, Inc	15,204

300	Nara Bancorp, Inc	8,190

100	NASB Financial, Inc	4,191

114	National Bankshares, Inc	5,628

100	National Penn Bancshares, Inc	3,212

200	NBC Capital Corp	5,334

1,200	NBT Bancorp, Inc	25,728

1,900	NetBank, Inc	25,365

100	Northern States Financial Corp	2,891

400	Northwest Bancorp, Inc	8,544

300	OceanFirst Financial Corp	8,148

5,200	* Ocwen Financial Corp	46,072

100	Old Second Bancorp, Inc	4,950

302	Omega Financial Corp	11,624

100	Oneida Financial Corp	2,211

200	PAB Bankshares, Inc	3,108

2,556	Pacific Capital Bancorp	94,112

200	Pacific Union Bank	5,106

200	Parkvale Financial Corp	5,370

200	Partners Trust Financial Group, Inc	6,800

200	Patriot Bank Corp	5,722

220	Peapack Gladstone Financial Corp	6,820

290	Pennfed Financial Services, Inc	9,715

320	Pennrock Financial Services Corp	9,946

110	Penns Woods Bancorp, Inc	5,137

420	Peoples Bancorp, Inc	12,394

450	Peoples Holding Co	14,850

1,540	PFF Bancorp, Inc	55,871

1,644	Provident Bankshares Corp	48,399

400	Provident Financial Holdings	14,508

1,800	Provident Financial Services, Inc	34,020

1,100	R & G Financial Corp (Class B)	43,780

3,310	Republic Bancorp, Inc	44,652

300	Republic Bancorp, Inc (Class A) (Kentucky)	5,862

100	Riggs National Corp	1,653
TIAA-CREF Life Funds 2003 Annual Report     121
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

DEPOSITORY INSTITUTIONS—(Continued)

206	Royal Bancshares Of Pennsylvania (Class A)	$5,253

666	S & T Bancorp, Inc	19,913

400	S.Y. Bancorp, Inc	8,224

100	Santander Bancorp	2,435

200	Seacoast Banking Corp Of Florida	3,472

1,000	Seacoast Financial Services Corp	27,410

400	Second Bancorp, Inc	10,560

100	Security Bank Corp	3,150

200	Shore Bancshares, Inc	7,618

100	Sierra Bancorp	1,568

2,386	* Silicon Valley Bancshares	86,063

640	Simmons First National Corp (Class A)	17,856

400	Sound Federal Bancorp, Inc	6,236

1,800	South Financial Group, Inc	50,148

110	Southern Financial Bancorp, Inc	4,738

315	Southside Bancshares, Inc	5,828

162	Southwest Bancorp, Inc	2,897

215	State Bancorp, Inc	5,216

200	State Financial Services Corp (Class A)	5,312

2,000	Staten Island Bancorp, Inc	45,000

350	Sterling Bancorp	9,975

1,089	Sterling Bancshares, Inc	14,516

700	Sterling Financial Corp (Pennsylvania)	19,425

500	* Sterling Financial Corp (Spokane)	17,115

300	Summit Bancshares, Inc	8,358

205	* Sun Bancorp, Inc (New Jersey)	5,412

100	Sun Bancorp, Inc (Pennsylvania)	1,896

100	Taylor Capital Group, Inc	2,663

800	Texas Regional Bancshares, Inc (Class A)	29,600

1,400	* TierOne Corp	32,144

100	Troy Financial Corp	3,500

162	Trust Co Of New Jersey	6,428

105	U.S.B. Holding Co, Inc	2,036

1,100	UMB Financial Corp	52,294

100	Union Bankshares Corp	3,050

800	United Community Banks, Inc	26,320

1,400	United Community Financial Corp	15,974

200	United Securities Bancshares	5,790

100	United Security Bancshares (California)	2,728

800	Unizan Financial Corp	16,200

100	* Virginia Commerce Bancorp	3,203

294	Virginia Financial Group, Inc	10,443

12	W Holding Co, Inc	223

200	Warwick Community Bancorp	6,880

76	Washington Trust Bancorp, Inc	1,991

136	Wayne Bancorp, Inc	3,676

600	Wesbanco, Inc	16,614

500	West Coast Bancorp	10,670

105	* Western Sierra Bancorp	4,935

400	Willow Grove Bancorp, Inc	7,104

279	WSFS Financial Corp	12,513

200	Yadkin Valley Bank and Trust Co	3,420

	TOTAL DEPOSITORY INSTITUTIONS	2,904,782

EATING AND DRINKING PLACES—1.48%

2,600	* AFC Enterprises, Inc	50,700

1,300	Bob Evans Farms, Inc	42,198

900	* CEC Entertainment, Inc	42,651

700	* CKE Restaurants, Inc	4,473

400	* Dave & Buster’s, Inc	5,072

100	IHOP Corp	3,848

4,400	* Jack In The Box, Inc	93,984

800	Landry’s Restaurants, Inc	20,576

2,500	Lone Star Steakhouse & Saloon, Inc	57,950

400	* O’Charley’s, Inc	7,180

700	* P.F. Chang’s China Bistro, Inc	35,616

1,300	* Papa John’s International, Inc	43,394

400	* Rare Hospitality International, Inc	9,776
122    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

EATING AND DRINKING PLACES—(Continued)

1,600	* Ryan’s Family Steak Houses, Inc	$24,224

1,500	* Sonic Corp	45,930

800	* The Steak n Shake Co	14,280

900	Triarc Cos (Class B)	9,702

	TOTAL EATING AND DRINKING PLACES	511,554

EDUCATIONAL SERVICES—0.06%

300	* Learning Tree International, Inc	5,217

300	* Princeton Review, Inc	2,925

100	Strayer Education, Inc	10,883

	TOTAL EDUCATIONAL SERVICES	19,025

ELECTRIC, GAS, AND SANITARY SERVICES—2.97%

4,600	* Allegheny Energy, Inc	58,696

6,900	* Aquila, Inc	23,391

1,440	Atmos Energy Corp	34,992

1,900	Avista Corp	34,428

1,200	Black Hills Corp	35,796

400	Cascade Natural Gas Corp	8,436

500	* Casella Waste Systems, Inc (Class A)	6,845

1,000	Central Vermont Public Service Corp	23,500

600	CH Energy Group, Inc	28,140

400	Chesapeake Utilities Corp	10,420

200	* Clean Harbors, Inc	1,782

600	Cleco Corp	10,788

2,500	* CMS Energy Corp	21,300

200	Connecticut Water Service, Inc	5,530

300	* Duratek, Inc	3,912

3,900	* El Paso Electric Co	52,065

800	Empire District Electric Co	17,544

1,300	Energen Corp	53,339

200	EnergySouth, Inc	7,000

1,200	Idacorp, Inc	35,904

800	Laclede Group, Inc	22,840

600	MGE Energy, Inc	18,906

266	Middlesex Water Co	5,400

1,100	New Jersey Resources Corp	42,361

500	Northwest Natural Gas Co	15,375

500	NUI Corp	8,060

900	Otter Tail Corp	24,057

1,500	PNM Resources, Inc	42,150

500	Resource America, Inc (Class A)	7,500

600	SEMCO Energy, Inc	2,940

300	South Jersey Industries, Inc	12,150

1,100	Southwest Gas Corp	24,695

3,300	UIL Holdings Corp	148,830

1,200	Unisource Energy Corp	29,592

700	* Waste Connections, Inc	26,439

5,800	Westar Energy, Inc	117,450

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,022,553

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—9.13%

600	* Actel Corp	14,460

600	* Advanced Energy Industries, Inc	15,630

2,100	* Aeroflex, Inc	24,549

300	* Alliance Semiconductor Corp	2,133

800	* Anaren Microwave, Inc	11,296

2,800	Applica, Inc	21,280

677	Applied Signal Technology, Inc	15,578

20,100	* Arris Group, Inc	145,524

7,021	* Artesyn Technologies, Inc	59,819

300	* Artisan Components, Inc	6,150

800	* ATMI, Inc	18,512

2,500	* Avanex Corp	12,475

5,200	Baldor Electric Co	118,820

300	Bel Fuse, Inc (Class B)	9,789

3,550	* Benchmark Electronics, Inc	123,576

1,600	C&D Technologies, Inc	30,672

300	* Catapult Communications Corp	4,350

687	* C-COR.net Corp	7,646

811	* Centillium Communications, Inc	4,566

100	* Ceradyne, Inc	3,406

400	* Ceva, Inc	4,160

1,200	* Checkpoint Systems, Inc	22,692

1,400	* ChipPAC, Inc	10,626

917	* Comtech Telecommunications	26,474
TIAA-CREF Life Funds 2003 Annual Report     123
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

1,100	* Conexant Systems, Inc	$5,467

2,000	* Corvis Corp	3,400

200	CTS Corp	2,300

200	Cubic Corp	4,600

4,659	* Diodes, Inc	88,521

500	* Ditech Communications Corp	9,550

400	* Dupont Photomasks, Inc	9,656

300	* Electro Scientific Industries, Inc	7,140

600	* Emerson Radio Corp	2,256

400	* EMS Technologies, Inc	8,216

100	* Energy Conversion Devices, Inc	903

1,300	* Entegris, Inc	16,705

5,100	* ESS Technology, Inc	86,751

400	* Exar Corp	6,832

2,300	* Finisar Corp	7,199

221	Franklin Electric Co, Inc	13,368

600	* FuelCell Energy, Inc	7,800

1,850	* Genesis Microchip, Inc	33,374

600	* Genlyte Group, Inc	35,028

5,500	* GlobespanVirata, Inc	32,340

600	* Harmonic, Inc	4,350

800	Helix Technology Corp	16,464

2,500	* Hexcel Corp	18,525

1,190	* Hutchinson Technology, Inc	36,581

4,100	* Inet Technologies, Inc	49,200

400	* Innovex, Inc	3,372

300	* Integrated Silicon Solution, Inc	4,701

400	Inter-Tel, Inc	9,992

9,500	* InterVoice, Inc	112,765

500	* IXYS Corp	4,675

2,800	* Kemet Corp	38,332

1,900	* Kopin Corp	12,749

3,850	* Lattice Semiconductor Corp	37,268

400	* Lifeline Systems, Inc	7,600

1,600	* Littelfuse, Inc	46,112

625	LSI Industries, Inc	8,438

500	* Manufacturers Services Ltd	3,040

400	* Mattson Technology, Inc	4,888

925	* Mercury Computer Systems, Inc	23,033

1,303	Methode Electronics, Inc	15,936

300	* Metrologic Instruments, Inc	8,100

6,980	* Micrel, Inc	108,748

3,400	* Microsemi Corp	83,572

600	* Monolithic System Technology, Inc	5,130

500	* MRV Communications, Inc	1,880

900	* Mykrolis Corp	14,472

200	National Presto Industries, Inc	7,230

1,900	* New Focus, Inc	9,538

100	* Omnivision Technologies, Inc	5,525

1,300	* ON Semiconductor Corp	8,385

1,600	* Openwave Systems, Inc	17,600

10,800	* Oplink Communications, Inc	25,812

600	* Optical Communication Products, Inc	2,220

200	* OSI Systems, Inc	3,842

300	Park Electrochemical Corp	7,947

800	* Pemstar, Inc	2,632

200	* Pericom Semiconductor Corp	2,132

2,800	* Photronics, Inc	55,776

600	* Pixelworks, Inc	6,624

4,400	* Plantronics, Inc	143,660

1,000	* Plexus Corp	17,170

400	* Plug Power, Inc	2,900

300	* Powell Industries, Inc	5,745

388	* Power-One, Inc	4,202

10,420	* Powerwave Technologies, Inc	79,713

2,600	* Proxim Corp (Class A)	4,342

300	Raven Industries, Inc	8,850

200	* Rayovac Corp	4,190

80	b* Read-Rite Corp	0

700	Regal-Beloit Corp	15,400

6,607	* RF Micro Devices, Inc	66,400

200	* Rogers Corp	8,824

800	* SBA Communications Corp	3,024

500	* SBS Technologies, Inc	7,355

500	* Seachange International, Inc	7,700

5,900	* Semtech Corp	134,107

700	* Silicon Image, Inc	5,061

3,100	* Silicon Storage Technology, Inc	34,100

2,105	* Siliconix, Inc	96,199

700	* Sipex Corp	5,397

3,500	* Skyworks Solutions, Inc	30,450
124    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)

8,500	* Sonus Networks, Inc	$64,260

700	Spectralink Corp	13,419

300	* Standard Microsystems Corp	7,590

4,100	* Stoneridge, Inc	61,705

3,100	* Stratex Networks, Inc	13,175

1,700	* Superconductor Technologies	9,486

300	* Supertex, Inc	5,730

9,400	* Sycamore Networks, Inc	49,256

500	* Synaptics, Inc	7,490

1,600	* Technitrol, Inc	33,184

1,900	* Tekelec	29,545

1,000	* Terayon Communication Systems, Inc	4,500

800	* Three-Five Systems, Inc	4,192

1,100	* Tollgrade Communications, Inc	19,283

1,600	* Transmeta Corp	5,440

1,600	* Triquint Semiconductor, Inc	11,312

1,075	* TTM Technologies, Inc	18,146

1,200	Turnstone Systems, Inc	138

300	* Ulticom, Inc	2,895

500	* Universal Display Corp	6,835

700	* Universal Electronics, Inc	8,918

1,200	* Valence Technology, Inc	4,620

700	* Varian Semiconductor Equipment Associates, Inc	30,583

3,700	* Verso Technologies, Inc	11,840

700	* Viasat, Inc	13,398

1,852	* Vicor Corp	21,131

200	* Virage Logic Corp	2,034

2,400	* Vitesse Semiconductor Corp	14,088

1,415	* Westell Technologies, Inc	8,929

300	* White Electronic Designs Corp	2,640

800	* Wilson Greatbatch Technologies, Inc	33,816

300	Woodhead Industries, Inc	5,070

200	* Xicor, Inc	2,268

700	* Zhone Technologies, Inc	3,458

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,145,938

ENGINEERING AND MANAGEMENT SERVICES—3.44%

953	* aaiPharma, Inc	23,939

2,800	* Applera Corp (Celera Genomics Group)	38,948

100	* Bioreliance Corp	4,782

5,300	* Century Business Services, Inc	23,691

200	* Charles River Associates, Inc	6,398

200	* Covance, Inc	5,360

400	* CuraGen Corp	2,932

11,750	* Decode Genetics, Inc	96,233

9,076	* Digitas, Inc	84,588

100	* Diversa Corp	925

900	* eResearch Technology, Inc	22,878

400	* Exact Sciences Corp	4,048

200	* Exelixis, Inc	1,416

400	* Exult, Inc	2,848

400	* Forrester Research, Inc	7,148

1,600	* FTI Consulting, Inc	37,392

3,400	* Gartner, Inc (Class A)	38,454

200	* Gene Logic, Inc	1,038

1,200	* Genencor International, Inc	18,900

4,998	* Gen-Probe, Inc	182,277

700	* Incyte Corp	4,788

600	* Kosan Biosciences, Inc	5,916

300	Landauer, Inc	12,234

300	* Lexicon Genetics, Inc	1,767

200	* Luminex Corp	1,876

1,100	* MAXIMUS, Inc	43,043

1,228	* Maxygen, Inc	13,054

200	* MTC Technologies, Inc	6,444

400	* Navigant Consulting, Inc	7,544

200	* Newtek Business Services, Inc	1,388

500	* Parexel International Corp	8,130

1,300	* PRG-Schultz International, Inc	6,370

500	* Regeneration Technologies, Inc	5,480

600	* Regeneron Pharmaceuticals, Inc	8,826

3,800	* Repligen Corp	16,606

200	* Right Management Consultants, Inc	3,732

4,900	* Savient Pharmaceuticals, Inc	22,589

600	* Seattle Genetics, Inc	5,148
TIAA-CREF Life Funds 2003 Annual Report     125
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)

300	* SFBC International, Inc	$7,968

1,600	* Sourcecorp	41,008

900	* Symyx Technologies, Inc	18,495

200	* Tejon Ranch Co	8,202

2,100	* Tetra Tech, Inc	52,206

200	* TRC Cos, Inc	4,212

100	* Trimeris, Inc	2,098

1,900	* Tularik, Inc	30,685

15,311	* U.S. Oncology, Inc	164,746

600	* URS Corp	15,006

1,796	* Washington Group International, Inc	61,010

	TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,184,766

FABRICATED METAL PRODUCTS—1.06%

300	CIRCOR International, Inc	7,230

4,600	* Crown Holdings, Inc	41,676

500	* Drew Industries, Inc	13,900

5,300	* Griffon Corp	107,378

100	* Gulf Island Fabrication, Inc	1,703

200	* Intermagnetics General Corp	4,432

1,700	* Jacuzzi Brands, Inc	12,053

600	Material Sciences Corp	6,066

200	* Mobile Mini, Inc	3,944

800	* Raytech Corp	2,656

1,700	* Shaw Group, Inc	23,154

700	* Silgan Holdings, Inc	29,813

300	* Simpson Manufacturing Co, Inc	15,258

12,600	* Tower Automotive, Inc	86,058

500	Valmont Industries, Inc	11,575

	TOTAL FABRICATED METAL PRODUCTS	366,896

FOOD AND KINDRED PRODUCTS—1.05%

500	* American Italian Pasta Co (Class A)	20,950

300	* Boston Beer Co, Inc (Class A)	5,442

200	Coca-Cola Bottling Co Consolidated	10,698

1,400	Corn Products International, Inc	48,230

5,200	* Darling International, Inc	14,352

1,300	Flowers Foods, Inc	33,540

1,200	Interstate Bakeries Corp	17,076

200	* J & J Snack Foods Corp	7,552

900	Lance, Inc	13,527

300	* M&F Worldwide Corp	4,008

100	* National Beverage Corp	1,630

500	Pilgrim’s Pride Corp	8,165

3,900	* Ralcorp Holdings, Inc	122,304

84	Riviana Foods, Inc	2,301

584	Sanderson Farms, Inc	23,535

1,100	Sensient Technologies Corp	21,747

700	Topps Co, Inc	7,182

	TOTAL FOOD AND KINDRED PRODUCTS	362,239

FOOD STORES—0.37%

1,200	* 7-Eleven, Inc	19,260

100	Arden Group, Inc (Class A)	7,750

500	* Great Atlantic & Pacific Tea Co, Inc	4,200

300	Ingles Markets, Inc (Class A)	3,081

200	* Pantry, Inc	4,540

1,000	* Pathmark Stores, Inc	7,600

3,100	Ruddick Corp	55,490

600	Weis Markets, Inc	21,780

200	* Wild Oats Markets, Inc	2,586

	TOTAL FOOD STORES	126,287

FURNITURE AND FIXTURES—0.12%

400	Bassett Furniture Industries, Inc	6,600

100	Hooker Furniture Corp	4,080

1,000	Kimball International, Inc (Class B)	15,550

200	* Select Comfort Corp	4,952

276	Stanley Furniture Co, Inc	8,694

	TOTAL FURNITURE AND FIXTURES	39,876

FURNITURE AND HOMEFURNISHINGS STORES—0.26%

1,400	* Electronics Boutique Holdings Corp	32,046

400	* EUniverse, Inc	640

700	* Gamestop Corp (Class A)	10,787

200	Haverty Furniture Cos, Inc	3,972
126    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

FURNITURE AND HOMEFURNISHINGS STORES—(Continued)

700	* Intertan, Inc	$7,084

200	* Kirkland’s, Inc	3,532

200	* Restoration Hardware, Inc	950

200	* Rex Stores Corp	2,832

3,100	* Trans World Entertainment Corp	22,072

200	* Tweeter Home Entertainment Group, Inc	1,890

300	* Ultimate Electronics, Inc	2,289

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES	88,094

GENERAL BUILDING CONTRACTORS—0.56%

200	Beazer Homes U.S.A., Inc	19,532

500	Brookfield Homes Corp	12,885

100	* Dominion Homes, Inc	3,033

600	M/I Schottenstein Homes, Inc	23,430

400	* Meritage Corp	26,524

1,000	* Palm Harbor Homes, Inc	17,870

1,300	* Perini Corp	11,895

100	* Technical Olympic U.S.A., Inc	2,753

1,000	Walter Industries, Inc	13,350

2,400	* WCI Communities, Inc	49,464

200	* William Lyon Homes, Inc	12,554

	TOTAL GENERAL BUILDING CONTRACTORS	193,290

GENERAL MERCHANDISE STORES—0.78%

2,800	* BJ’s Wholesale Club, Inc	64,288

350	* Brookstone, Inc	7,459

1,700	Casey’s General Stores, Inc	30,022

7,100	Dillard’s, Inc (Class A)	116,866

500	Fred’s, Inc	15,490

1,200	* ShopKo Stores, Inc	18,300

700	* Stein Mart, Inc	5,768

400	* Tuesday Morning Corp	12,100

	TOTAL GENERAL MERCHANDISE STORES	270,293

HEALTH SERVICES—1.77%

1,900	* Accredo Health, Inc	60,059

600	* Amsurg Corp	22,734

2,700	* Beverly Enterprises, Inc	23,193

600	* Chronimed, Inc	5,088

200	* Corvel Corp	7,520

700	* Cross Country Healthcare, Inc	10,444

2,640	* Enzo Biochem, Inc	47,282

560	* Genesis HealthCare Corp	12,757

800	* Gentiva Health Services, Inc	10,112

2,000	Hooper Holmes, Inc	12,360

200	* IMPAC Medical Systems, Inc	5,112

300	b* Impath, Inc	1,170

900	* Inveresk Research Group, Inc	22,257

400	* Kindred Healthcare, Inc	20,792

1,500	* LifePoint Hospitals, Inc	44,175

800	* MIM Corp	5,624

200	* National Healthcare Corp	3,980

920	* NeighborCare, Inc	18,170

400	* Odyssey HealthCare, Inc	11,704

200	* Option Care, Inc	2,136

1,800	* Orthodontic Centers Of America, Inc	14,490

2,500	* Pediatrix Medical Group, Inc	137,725

1,500	* Province Healthcare Co	24,000

600	* RehabCare Group, Inc	12,756

1,600	Select Medical Corp	26,048

700	* Sunrise Senior Living, Inc	27,118

100	* U.S. Physical Therapy, Inc	1,573

200	* United Surgical Partners International, Inc	6,696

400	* VistaCare, Inc (Class A)	14,060

	TOTAL HEALTH SERVICES	611,135

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.22%

2,600	Granite Construction, Inc	61,074

800	* Insituform Technologies, Inc (Class A)	13,200

	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	74,274

TIAA-CREF Life Funds 2003 Annual Report     127
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—7.95%

100	* 4Kids Entertainment, Inc	$2,602

500	Acadia Realty Trust	6,250

400	Alabama National Bancorp	21,020

700	Alexandria Real Estate Equities, Inc	40,530

255	Amcore Financial, Inc	6,890

100	American Land Lease, Inc	1,995

2,900	American Mortgage Acceptance Co	47,270

100	* American Realty Investors, Inc	913

1,000	AMLI Residential Properties Trust	26,800

1,800	Anthracite Capital, Inc	19,926

1,100	Anworth Mortgage Asset Corp	15,323

600	Associated Estates Realty Corp	4,386

600	Bedford Property Investors, Inc	17,178

1,100	Brandywine Realty Trust	29,447

100	BRT Realty Trust	2,885

500	Capital Automotive REIT	16,000

300	Capstead Mortgage Corp	5,034

200	Cherokee, Inc	4,548

300	Colonial Properties Trust	11,880

1,651	Commercial Net Lease Realty, Inc	29,388

315	Community Banks, Inc	12,383

2,777	Community First Bankshares, Inc	80,366

698	Connecticut Bancshares, Inc	35,975

2,000	Cornerstone Realty Income Trust, Inc	17,520

1,100	Corporate Office Properties Trust	23,100

300	Correctional Properties Trust	8,640

100	* Criimi MAE, Inc	1,043

300	Eastgroup Properties, Inc	9,714

200	Entertainment Properties Trust	6,942

1,700	Equity Inns, Inc	15,385

1,900	Equity One, Inc	32,072

200	First Defiance Financial Corp	5,330

100	First Indiana Corp	1,875

3,600	First Industrial Realty Trust, Inc	121,500

1,900	First Niagara Financial Group, Inc	28,329

400	First Place Financial Corp	7,812

2,400	Fremont General Corp	40,584

700	Gables Residential Trust	24,318

105	German American Bancorp	1,838

300	Gladstone Capital Corp	6,705

4,200	Glimcher Realty Trust	93,996

500	Great Lakes REIT	7,850

1,000	Greater Bay Bancorp	28,480

300	* Hawthorne Financial Corp	8,394

1,991	Health Care REIT, Inc	71,676

100	Heritage Property Investment Trust	2,845

3,300	Highwoods Properties, Inc	83,820

1,200	Home Properties, Inc	48,468

2,000	IMPAC Mortgage Holdings, Inc	36,420

400	Innkeepers U.S.A. Trust	3,348

2,218	iShares Russell 2000 Index Fund	245,754

700	Keystone Property Trust	15,463

1,000	Kilroy Realty Corp	32,750

1,400	Koger Equity, Inc	29,302

900	Kramont Realty Trust	16,290

600	LaSalle Hotel Properties	11,130

2,300	Lexington Corporate Properties Trust	46,437

4,900	* Local Financial Corp	102,116

500	LTC Properties, Inc	7,370

600	Manufactured Home Communities, Inc	22,590

1,900	MFA Mortgage Investments, Inc	18,525

1,200	Mid-America Apartment Communities, Inc	40,296

500	Mission West Properties, Inc	6,475

2,800	National Health Investors, Inc	69,664

100	National Health Realty, Inc	1,970

2,300	Nationwide Health Properties, Inc	44,965

900	Newcastle Investment Corp	24,390
128    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)

800	Novastar Financial, Inc	$34,368

200	Omega Healthcare Investors, Inc	1,866

840	Oriental Financial Group, Inc	21,588

300	Parkway Properties, Inc	12,480

1,274	Pennsylvania Real Estate Investment Trust	46,246

300	Post Properties, Inc	8,376

1,300	Prentiss Properties Trust	42,887

200	* Price Legacy Corp	762

100	Provident Bancorp, Inc	4,700

200	PS Business Parks, Inc	8,252

190	Quaker City Bancorp, Inc	8,845

900	RAIT Investment Trust	23,040

500	Ramco-Gershenson Properties	14,150

2,000	Reckson Associates Realty Corp	48,600

435	Redwood Trust, Inc	22,120

400	Sandy Spring Bancorp, Inc	14,960

400	Saul Centers, Inc	11,468

8,500	Senior Housing Properties Trust	146,455

400	Sizeler Property Investors	4,284

1,200	SL Green Realty Corp	49,260

300	Sovran Self Storage, Inc	11,145

500	Suffolk Bancorp	17,265

100	Sun Communities, Inc	3,870

1,600	Susquehanna Bancshares, Inc	40,016

300	Tanger Factory Outlet Centers, Inc	12,210

3,600	Taubman Centers, Inc	74,160

130	Tompkins Trustco, Inc	5,987

500	Town & Country Trust	12,675

100	* Transcontinental Realty Investors, Inc	1,673

900	U.S. Restaurant Properties, Inc	15,336

100	United Mobile Homes, Inc	1,701

242	United National Bancorp	8,647

1,200	Ventas, Inc	26,400

1,400	Washington Real Estate Investment Trust	40,880

1,155	Waypoint Financial Corp	25,052

600	Winston Hotels, Inc	6,120

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,740,324

HOTELS AND OTHER LODGING PLACES—0.36%

300	* Ameristar Casinos, Inc	7,341

900	* Boca Resorts, Inc (Class A)	13,464

1,400	Boyd Gaming Corp	22,596

1,200	Choice Hotels International, Inc	42,300

500	Marcus Corp	8,200

500	* Pinnacle Entertainment, Inc	4,660

1,400	* Prime Hospitality Corp	14,280

600	* Vail Resorts, Inc	10,200

	TOTAL HOTELS AND OTHER LODGING PLACES	123,041

INDUSTRIAL MACHINERY AND EQUIPMENT—4.95%

300	* Aaon, Inc	5,823

4,100	* Adaptec, Inc	36,203

6,857	* Advanced Digital Information Corp	95,998

200	Alamo Group, Inc	3,052

200	Ampco-Pittsburgh Corp	2,734

200	* Astec Industries, Inc	2,454

200	* ASV, Inc	7,472

200	* Asyst Technologies, Inc	3,470

3,900	* Axcelis Technologies, Inc	39,858

100	BHA Group Holdings, Inc	2,515

2,000	Black Box Corp	92,140

600	* Blount International, Inc	4,722

900	Briggs & Stratton Corp	60,660

300	* Brooks Automation, Inc	7,251

200	Cascade Corp	4,460

1,000	* Cirrus Logic, Inc	7,670

2,750	* Computer Network Technology Corp	26,235

4,929	* Concurrent Computer Corp	21,540

350	* Cray, Inc	3,476

200	* Cuno, Inc	9,006

1,400	* Dot Hill Systems Corp	21,210

700	* Dril-Quip, Inc	11,410

2,800	* Electronics For Imaging, Inc	72,856
TIAA-CREF Life Funds 2003 Annual Report     129
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)

800	* EnPro Industries, Inc	$11,160

800	* Esterline Technologies Corp	21,336

700	* FalconStor Software, Inc	6,118

300	* Fargo Electronics, Inc	3,816

1,800	* Flowserve Corp	37,584

400	* Gardner Denver, Inc	9,548

25,800	* Gateway, Inc	118,680

200	* General Binding Corp	3,600

1,400	* Global Power Equipment Group, Inc	9,352

200	Gorman-Rupp Co	5,280

100	* Hydril	2,393

900	* Hypercom Corp	4,284

600	* InFocus Corp	5,808

2,200	Iomega Corp	13,156

1,800	Joy Global, Inc	47,070

400	* Kadant, Inc	8,660

900	Kaydon Corp	23,256

300	Kennametal, Inc	11,925

3,000	* Komag, Inc	43,890

300	* Kulicke & Soffa Industries, Inc	4,314

1,800	Lennox International, Inc	30,060

1,200	Lincoln Electric Holdings, Inc	29,688

100	Lindsay Manufacturing Co	2,525

100	Lufkin Industries, Inc	2,879

100	* Mestek, Inc	1,926

700	* Micros Systems, Inc	30,352

1,000	Modine Manufacturing Co	26,980

900	Nacco Industries, Inc (Class A)	80,532

478	Nordson Corp	16,505

200	* Oil States International, Inc	2,788

264	* Omnicell, Inc	4,277

200	* Overland Storage, Inc	3,760

1,089	* PalmOne, Inc	12,796

1,000	* Paxar Corp	13,400

2,100	* Presstek, Inc	15,267

800	* ProQuest Co	23,560

700	* Quantum Corp	2,184

5,700	* Rainbow Technologies, Inc	64,182

5,700	* Riverstone Networks, Inc	6,327

400	Robbins & Myers, Inc	7,596

600	Sauer-Danfoss, Inc	9,720

300	Schawk, Inc	4,089

950	* Scientific Games Corp (Class A)	16,160

400	* Semitool, Inc	4,288

654	* Sigma Designs, Inc	4,925

3,200	* Silicon Graphics, Inc	4,384

300	* Simpletech, Inc	1,803

500	Standex International Corp	14,000

1,600	Stewart & Stevenson Services, Inc	22,480

1,100	* Surebeam Corp (Class A)	264

300	Tecumseh Products Co (Class A)	14,529

400	Tennant Co	17,320

500	* Terex Corp	14,240

800	Toro Co	37,120

400	* Ultratech, Inc	11,748

3,500	* UNOVA, Inc	80,325

900	* Veeco Instruments, Inc	25,380

940	Woodward Governor Co	53,420

1,600	York International Corp	58,880

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,706,104

INSTRUMENTS AND RELATED PRODUCTS—5.68%

700	* Aclara BioSciences, Inc	2,555

500	* Aksys Ltd	4,415

900	* Alaris Medical Systems, Inc	13,689

467	* American Medical Systems Holdings, Inc	10,181

980	Analogic Corp	40,180

2,000	Arrow International, Inc	49,960

700	* Arthrocare Corp	17,150

300	* Aspect Medical Systems, Inc	3,423

400	BEI Technologies, Inc	8,000

1	* Britesmile, Inc	25

278	* Bruker BioSciences Corp	1,265

200	* Candela Corp	3,636

200	* Cantel Medical Corp	3,238

300	* Cardiac Science, Inc	1,197

1,135	* Cardiodynamics International Corp	6,776

300	* Cerus Corp	1,362

400	* Cholestech Corp	3,052

200	* Closure Medical Corp	6,786

868	Cognex Corp	24,512
130    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)

1,100	* Coherent, Inc	$26,180

300	* Cole National Corp	6,000

100	* Conceptus, Inc	1,062

800	* Concord Camera Corp	7,400

1,100	* Conmed Corp	26,180

1,100	Cooper Cos, Inc	51,843

500	* Credence Systems Corp	6,580

500	* Cyberonics, Inc	16,005

6,800	* Cytyc Corp	93,568

500	Datascope Corp	17,925

800	* Dionex Corp	36,816

200	* DJ Orthopedics, Inc	5,360

1,000	EDO Corp	24,650

500	* ESCO Technologies, Inc	21,825

200	* Exactech, Inc	2,950

400	* Excel Technology, Inc	13,144

1,200	* Flir Systems, Inc	43,800

700	* Haemonetics Corp	16,723

200	* Hanger Orthopedic Group, Inc	3,114

400	* Herley Industries, Inc	8,280

500	* Hologic, Inc	8,665

491	* ICU Medical, Inc	16,831

900	* Igen International, Inc	53,019

400	* Ii-Vi, Inc	10,320

1,050	* Inamed Corp	50,463

400	* Input/ Output, Inc	1,804

900	* Integra LifeSciences Holding	25,767

600	* Interpore International	7,800

500	* Intuitive Surgical, Inc	8,545

1,100	Invacare Corp	44,407

700	* Invision Technologies, Inc	23,499

500	* Ionics, Inc	15,925

500	* I-Stat Corp	7,650

800	* Itron, Inc	14,688

500	* Ixia	5,850

200	* Kensey Nash Corp	4,650

500	* Kyphon, Inc	12,415

700	* Lexar Media, Inc	12,201

500	* LTX Corp	7,515

100	* Medical Action Industries, Inc	1,871

1,800	Mentor Corp	43,308

864	* Merit Medical Systems, Inc	19,233

300	Mine Safety Appliances Co	23,853

1,000	* MKS Instruments, Inc	29,000

4,200	* Molecular Devices Corp	79,758

400	Movado Group, Inc	11,292

1,000	MTS Systems Corp	19,230

900	* Novoste Corp	4,311

1,200	Oakley, Inc	16,608

600	* Ocular Sciences, Inc	17,226

1,800	* Orbital Sciences Corp	21,636

1,100	* Orthologic Corp	6,743

600	* Osteotech, Inc	5,280

700	* Photon Dynamics, Inc	28,168

400	* Pinnacle Systems, Inc	3,412

600	* Possis Medical, Inc	11,850

200	* Retractable Technologies, Inc	1,204

300	* Rofin-Sinar Technologies, Inc	10,368

1,100	Roper Industries, Inc	54,186

200	* Rudolph Technologies, Inc	4,908

600	* Sola International, Inc	11,280

200	* Sonic Solutions, Inc	3,060

2,100	* Staar Surgical Co	23,646

700	* Star Scientific, Inc	1,288

1,500	* Sybron Dental Specialties, Inc	42,150

300	* Synovis Life Technologies, Inc	6,102

2,100	* Techne Corp	79,338

1,100	* Theragenics Corp	6,017
300	* Therasense, Inc	6,090

4,200	* Thoratec Corp	54,642

900	* Trimble Navigation Ltd	33,516

700	* TriPath Imaging, Inc	5,460

100	United Industrial Corp	1,805

1,600	* Varian, Inc	66,768

400	* Ventana Medical Systems, Inc	15,760

1,100	* Viasys Healthcare, Inc	22,660

5,200	* Visx, Inc	120,380

893	* Vital Images, Inc	15,931

300	Vital Signs, Inc	9,810

400	* Vivus, Inc	1,516

700	* Wright Medical Group, Inc	21,308

700	X-Rite, Inc	7,924

200	Young Innovations, Inc	7,200

200	* Zoll Medical Corp	7,096

600	* Zygo Corp	9,894

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,956,907

TIAA-CREF Life Funds 2003 Annual Report     131
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.05%

528	American Home Mortgage Investment Corp	$11,885

400	Crawford & Co (Class B)	2,824

300	* USI Holdings Corp	3,915

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	18,624

INSURANCE CARRIERS—3.05%

700	21st Century Insurance Group	9,625

2,100	* Allmerica Financial Corp	64,617

200	* American Medical Security Group, Inc	4,484

1,200	* American Physicians Capital, Inc	22,080

800	* AMERIGROUP Corp	34,120

1,500	AmerUs Group Co	52,455

700	* Argonaut Group, Inc	10,878

300	Baldwin & Lyons, Inc (Class B)	8,418

540	* Centene Corp	15,125

3,100	Commerce Group, Inc	122,450

300	Delphi Financial Group, Inc (Class A)	10,800

100	Donegal Group, Inc	2,202

100	EMC Insurance Group, Inc	2,114

100	* Enstar Group, Inc	4,705

300	FBL Financial Group, Inc (Class A)	7,740

200	* Financial Industries Corp	2,820

200	Great American Financial Resources, Inc	3,244

100	Harleysville Group, Inc	1,989

3,600	* HealthExtras, Inc	48,240

100	Independence Holding Co	2,375

400	Infinity Property & Casualty Corp	13,220

200	Kansas City Life Insurance Co	9,240

2,400	Landamerica Financial Group, Inc	125,424

100	* National Western Life Insurance Co (Class A)	15,485

100	* Navigators Group, Inc	3,087

200	NYMAGIC, Inc	5,484

1,170	* Ohio Casualty Corp	20,311

200	Penn-America Group, Inc	2,654

600	* Philadelphia Consolidated Holding Corp	29,298

3,700	Phoenix Cos, Inc	44,548

200	* Pico Holdings, Inc	3,134

800	* PMA Capital Corp (Class A)	4,096

400	Presidential Life Corp	5,264

500	* ProAssurance Corp	16,075

200	RLI Corp	7,492

300	Safety Insurance Group, Inc	5,133

143	Selective Insurance Group, Inc	4,627

2,700	* Sierra Health Services, Inc	74,115

200	State Auto Financial Corp	4,678

2,700	Stewart Information Services Corp	109,485

100	* Triad Guaranty, Inc	5,035

5,600	* UICI	74,368

200	United Fire & Casualty Co	8,072

500	* Universal American Financial Corp	4,955

800	Zenith National Insurance Corp	26,040

	TOTAL INSURANCE CARRIERS	1,051,801

JUSTICE, PUBLIC ORDER AND SAFETY—0.04%

600	* Wackenhut Corrections Corp	13,680

	TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	13,680

LEATHER AND LEATHER PRODUCTS—0.25%

700	Brown Shoe Co, Inc	26,551

800	K-Swiss, Inc (Class A)	19,248

2,000	Wolverine World Wide, Inc	40,760

	TOTAL LEATHER AND LEATHER PRODUCTS	86,559

LEGAL SERVICES—0.02%

200	* Pre-Paid Legal Services, Inc	5,224

	TOTAL LEGAL SERVICES	5,224

132    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

LUMBER AND WOOD PRODUCTS—0.37%

300	American Woodmark Corp	$16,515

11,900	* Champion Enterprises, Inc	83,300

200	Deltic Timber Corp	6,080

300	* Modtech Holdings, Inc	2,523

100	Skyline Corp	3,487

508	Universal Forest Products, Inc	16,347

	TOTAL LUMBER AND WOOD PRODUCTS	128,252

METAL MINING—0.14%

200	* Cleveland-Cliffs, Inc	10,190

1,500	* Hecla Mining Co	12,435

600	Royal Gold, Inc	12,558

1,397	* Stillwater Mining Co	13,369

	TOTAL METAL MINING	48,552

MISCELLANEOUS MANUFACTURING INDUSTRIES—1.18%
10,700	Callaway Golf Co	180,295

500	* Daktronics, Inc	12,580

1,200	* Identix, Inc	5,340

1,900	* K2, Inc	28,899

100	* Lydall, Inc	1,019

3,700	Nautilus Group, Inc	51,985

500	* Oneida Ltd	2,945

300	Penn Engineering & Manufacturing Corp	5,709

734	* Shuffle Master, Inc	25,411

200	* Steinway Musical Instruments, Inc	4,940

3,200	* Yankee Candle Co, Inc	87,456

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	406,579

MISCELLANEOUS RETAIL—1.50%

600	* 1-800-Flowers.com, Inc (Class A)	6,636

300	* Big 5 Sporting Goods Corp	6,285

200	Blair Corp	4,868

1,100	Cash America International, Inc	23,298

450	* Coldwater Creek, Inc	4,950

400	* Dick’s Sporting Goods, Inc	19,464

3,416	* Drugstore.com, Inc	18,822

800	* Duane Reade, Inc	13,536

200	* Finlay Enterprises, Inc	2,826

200	Friedman’s, Inc (Class A)	1,342

100	* FTD, Inc (Class A)	2,464

200	* Galyans Trading Co, Inc	2,408

200	Hancock Fabrics, Inc	2,896

250	* Hibbett Sporting Goods, Inc	7,450

460	* Jo-Ann Stores, Inc	9,384

6,700	Longs Drug Stores Corp	165,758

200	* Overstock.com, Inc	3,972

200	* PC Connection, Inc	1,674

1,400	* Petco Animal Supplies, Inc	42,630

800	* Priceline.com, Inc	14,320

844	* Sports Authority, Inc	32,410

1,700	* Stamps.com, Inc	10,540

900	* Systemax, Inc	5,994

100	* Whitehall Jewellers, Inc	987

400	World Fuel Services Corp	13,580

1,860	* Zale Corp	98,952

	TOTAL MISCELLANEOUS RETAIL	517,446

MOTION PICTURES—0.37%

500	* AMC Entertainment, Inc	7,605

1,100	* Avid Technology, Inc	52,800

2,100	* Hollywood Entertainment Corp	28,875

800	Movie Gallery, Inc	14,944

418	* NetFlix, Inc	22,860

300	* Reading International, Inc	1,776

	TOTAL MOTION PICTURES	128,860

NONDEPOSITORY INSTITUTIONS—1.36%

300	* Accredited Home Lenders Holding Co	9,180

696	Advanta Corp (Class A)	9,041

1,600	CharterMac	33,808

1,300	* CompuCredit Corp	27,664

1,600	* Credit Acceptance Corp	24,480

200	b* DVI, Inc	8

1,300	* E-Loan, Inc	3,874

200	* Federal Agricultural Mortgage Corp (Class C)	6,392

200	* Financial Federal Corp	6,110

300	MCG Capital Corp	5,850

200	Medallion Financial Corp	1,898

1,600	Metris Cos, Inc	7,104
TIAA-CREF Life Funds 2003 Annual Report     133
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

NONDEPOSITORY INSTITUTIONS—(Continued)

4,600	New Century Financial Corp	$182,482

100	* United PanAm Financial Corp	1,671

500	Westcorp	18,275

2,354	* WFS Financial, Inc	99,951

1,509	* World Acceptance Corp	30,044

	TOTAL NONDEPOSITORY INSTITUTIONS	467,832

NONMETALLIC MINERALS, EXCEPT FUELS—0.05%

900	Amcol International Corp	18,270

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	18,270

OIL AND GAS EXTRACTION—2.70%

1,000	Berry Petroleum Co (Class A)	20,250

3,200	Cabot Oil & Gas Corp (Class A)	93,920

1,200	* Cimarex Energy Co	32,028

300	* Clayton Williams Energy, Inc	8,721

800	* Comstock Resources, Inc	15,440

1,200	* Denbury Resources, Inc	16,692

100	* Encore Acquisition Co	2,465

100	* Evergreen Resources, Inc	3,251

100	* Forest Oil Corp	2,857

11,000	* Global Industries Ltd	56,650

1,600	* Grey Wolf, Inc	5,984

800	* Hanover Compressor Co	8,920

800	* Harvest Natural Resources, Inc	7,960

300	* Horizon Offshore, Inc	1,320

100	* Houston Exploration Co	3,652

10,900	* Magnum Hunter Resources, Inc	103,659

700	* McMoRan Exploration Co	13,125

100	* North Coast Energy, Inc	1,069

1,400	* Nuevo Energy Co	33,838

2,400	* Oceaneering International, Inc	67,200

2,900	* Parker Drilling Co	7,395

3,600	Patina Oil & Gas Corp	176,364

200	Penn Virginia Corp	11,130

200	* Petrocorp, Inc	2,692

700	* Petroleum Development Corp	16,590

1,500	* Plains Exploration & Production Co	23,085

200	* Prima Energy Corp	7,032

100	* Quicksilver Resources, Inc	3,230

700	Range Resources Corp	6,615

300	RPC, Inc	3,297

700	* Seacor Smit, Inc	29,421

500	* Southwestern Energy Co	11,950

100	* Spinnaker Exploration Co	3,227

900	* Stone Energy Corp	38,205

1,800	* Superior Energy Services, Inc	16,920

300	* Swift Energy Co	5,055

500	* Tetra Technologies, Inc	12,120

500	* Tom Brown, Inc	16,125

800	* Transmontaigne, Inc	5,160

1,100	* Veritas DGC, Inc	11,528

1,900	Vintage Petroleum, Inc	22,857

	TOTAL OIL AND GAS EXTRACTION	928,999

PAPER AND ALLIED PRODUCTS—0.91%

1,382	Boise Cascade Corp	45,413

1,600	* Buckeye Technologies, Inc	16,080

1,000	* Caraustar Industries, Inc	13,800

300	Chesapeake Corp	7,944

800	Greif, Inc (Class A)	28,408

5,600	* Longview Fibre Co	69,160

1,000	* Playtex Products, Inc	7,730

200	Pope & Talbot, Inc	3,522

2,000	Potlatch Corp	69,540

900	Rock-Tenn Co (Class A)	15,534

600	Schweitzer-Mauduit International, Inc	17,868

1,400	Wausau-Mosinee Paper Corp	18,928

	TOTAL PAPER AND ALLIED PRODUCTS	313,927

PERSONAL SERVICES—0.43%

1,400	* Alderwoods Group, Inc	13,188

200	Angelica Corp	4,400

4,883	* Coinstar, Inc	88,187

300	CPI Corp	6,063

700	G & K Services, Inc (Class A)	25,725

400	Unifirst Corp	9,484

	TOTAL PERSONAL SERVICES	147,047

134    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

PETROLEUM AND COAL PRODUCTS—0.31%

100	ElkCorp	$2,670

1,400	Frontier Oil Corp	24,108

400	Holly Corp	11,000

3,600	* Tesoro Petroleum Corp	52,452

500	WD-40 Co	17,680

	TOTAL PETROLEUM AND COAL PRODUCTS	107,910

PRIMARY METAL INDUSTRIES—1.27%

2,700	* AK Steel Holding Corp	13,770

2,200	Allegheny Technologies, Inc	29,084

1,686	* Andrew Corp	19,406

400	Belden, Inc	8,436

2,500	* Brush Engineered Materials, Inc	38,275

600	* Cable Design Technologies Corp	5,394

1,600	Carpenter Technology Corp	47,312

300	* Century Aluminum Co	5,703

4,300	* CommScope, Inc	70,219

200	Curtiss-Wright Corp	9,002

400	* Encore Wire Corp	7,084

1,600	* General Cable Corp	13,040

200	Gibraltar Steel Corp	5,030

300	* Liquidmetal Technologies, Inc	852

800	* Lone Star Technologies, Inc	12,784

500	* Mueller Industries, Inc	17,180

100	NN, Inc	1,259

300	* NS Group, Inc	2,910

500	Quanex Corp	23,050

400	* RTI International Metals, Inc	6,748

800	Ryerson Tull, Inc	9,160

200	Schnitzer Steel Industries, Inc (Class A)	12,100

1,462	* Steel Dynamics, Inc	34,342

600	Texas Industries, Inc	22,200

1,500	Tredegar Corp	23,295

	TOTAL PRIMARY METAL INDUSTRIES	437,635

PRINTING AND PUBLISHING—1.03%

500	* American Greetings Corp (Class A)	10,935

600	Banta Corp	24,300

600	Bowne & Co, Inc	8,136

700	* Consolidated Graphics, Inc	22,106

150	Courier Corp	5,771

150	CSS Industries, Inc	4,652

600	Ennis Business Forms, Inc	9,180

2,900	Harland (John H.) Co	79,170

6,200	Hollinger International, Inc	96,844

400	* Information Holdings, Inc	8,840

1,200	* Journal Register Co	24,840

900	* Mail-Well, Inc	4,149

300	New England Business Services, Inc	8,850

8,500	* Primedia, Inc	24,055

100	Pulitzer, Inc	5,400

200	Standard Register Co	3,366

700	Thomas Nelson, Inc	13,531

	TOTAL PRINTING AND PUBLISHING	354,125

RAILROAD TRANSPORTATION—0.16%

600	Florida East Coast Industries	19,860

2,400	* Kansas City Southern Industries, Inc	34,368

	TOTAL RAILROAD TRANSPORTATION	54,228

REAL ESTATE—0.13%

100	* Avatar Holdings, Inc	3,694

300	Consolidated-Tomoka Land Co	9,810

700	* Jones Lang LaSalle, Inc	14,511

100	* Orleans Homebuilders, Inc	2,833

1,300	* Stewart Enterprises, Inc (Class A)	7,384

200	* Tarragon Realty Investors, Inc	3,302

200	United Capital Corp	4,144

	TOTAL REAL ESTATE	45,678

TIAA-CREF Life Funds 2003 Annual Report     135
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.45%

300	Bandag, Inc	$12,360

2,500	Cooper Tire & Rubber Co	53,450

2,600	* Goodyear Tire & Rubber Co	20,436

200	* Gundle/SLT Environmental, Inc	4,152

300	Myers Industries, Inc	3,636

200	Quixote Corp	4,882

700	Spartech Corp	17,248

1,800	Tupperware Corp	31,212

800	* Vans, Inc	9,128

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	156,504

SECURITY AND COMMODITY BROKERS—1.21%

2,600	* Affiliated Managers Group, Inc	180,934

900	First Albany Cos, Inc	12,636

1,900	* Investment Technology Group, Inc	30,685

7,584	* Knight Trading Group, Inc	111,030

1,500	* SoundView Technology Group, Inc	23,235

3,300	SWS Group, Inc	58,740

	TOTAL SECURITY AND COMMODITY BROKERS	417,260

SOCIAL SERVICES—0.01%

100	* Bright Horizons Family Solutions, Inc	4,200

	TOTAL SOCIAL SERVICES	4,200

SPECIAL TRADE CONTRACTORS—0.74%

1,900	* Dycom Industries, Inc	50,958

9,100	* Integrated Electrical Services, Inc	84,175

200	* John B. Sanfilippo & Son	10,208

600	* Matrix Service Co	10,890

11,400	* Quanta Services, Inc	83,220

300	Roto-Rooter, Inc	13,830

	TOTAL SPECIAL TRADE CONTRACTORS	253,281

STONE, CLAY, AND GLASS PRODUCTS—0.57%

2,500	Ameron International Corp	86,725

1,100	Apogee Enterprises, Inc	12,485

800	* Cabot Microelectronics Corp	39,200

100	CARBO Ceramics, Inc	5,125

300	Centex Construction Products, Inc	18,081

400	Libbey, Inc	11,392

1,400	b* USG Corp	23,198

	TOTAL STONE, CLAY, AND GLASS PRODUCTS	196,206

TOBACCO PRODUCTS—0.12%

900	Universal Corp (Virginia)	39,753

	TOTAL TOBACCO PRODUCTS	39,753

TRANSPORTATION BY AIR—1.03%

3,200	* ABX Air, Inc	13,760

3,000	* Airtran Holdings, Inc	35,700

800	* Alaska Air Group, Inc	21,832

1,100	* America West Holdings Corp (Class B)	13,640

6,100	* AMR Corp	78,995

200	* Atlantic Coast Airlines Holdings, Inc	1,980

2,600	* Continental Airlines, Inc (Class B)	42,302

1,200	* ExpressJet Holdings, Inc	18,000

493	* Forward Air Corp	13,558

1,400	* Frontier Airlines, Inc	19,964

300	* MAIR Holdings, Inc	2,184

1,100	* Mesa Air Group, Inc	13,772

1,400	* Northwest Airlines Corp	17,668

700	* Offshore Logistics, Inc	17,164

100	* Petroleum Helicopters (Vote)	2,450

2,300	Skywest, Inc	41,676

	TOTAL TRANSPORTATION BY AIR	354,645

TRANSPORTATION EQUIPMENT—1.22%

1,000	* AAR Corp	14,950

600	* Aftermarket Technology Corp	8,232

1,045	Arctic Cat, Inc	25,812

800	Clarcor, Inc	35,280

200	Coachmen Industries, Inc	3,622
136    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

TRANSPORTATION EQUIPMENT—(Continued)

200	* Ducommun, Inc	$4,470

500	* Dura Automotive Systems, Inc	6,385

400	* Fairchild Corp (Class A)	2,016

800	* Fleetwood Enterprises, Inc	8,208

500	Heico Corp	9,100

800	Kaman Corp (Class A)	10,184

200	Marine Products Corp	3,760

300	* Monaco Coach Corp	7,140

600	Oshkosh Truck Corp	30,618

100	* Sequa Corp (Class A)	4,900

500	* Sports Resorts International, Inc	2,530

200	Standard Motor Products, Inc	2,430

200	* Strattec Security Corp	12,182

100	Superior Industries International, Inc	4,352

1,200	* Teledyne Technologies, Inc	22,620

6,800	* Tenneco Automotive, Inc	45,492

500	Thor Industries, Inc	28,110

200	Trinity Industries, Inc	6,168

100	* Triumph Group, Inc	3,640

5,100	Visteon Corp	53,091

1,000	* Wabash National Corp	29,300

600	Wabtec Corp	10,224

400	Winnebago Industries, Inc	27,500

	TOTAL TRANSPORTATION EQUIPMENT	422,316

TRANSPORTATION SERVICES—0.24%

200	Ambassadors Group, Inc	4,698

200	Ambassadors International, Inc	2,500

2,000	* EGL, Inc	35,120

800	* Pacer International, Inc	16,176

2,100	* RailAmerica, Inc	24,780

	TOTAL TRANSPORTATION SERVICES	83,274

TRUCKING AND WAREHOUSING—0.60%

1,300	Arkansas Best Corp	40,807

100	* Covenant Transport, Inc (Class A)	1,901

800	Heartland Express, Inc	19,352

1,054	* Landstar System, Inc	40,094

200	* P.A.M. Transportation Services	4,266

1,800	* SCS Transportation, Inc	31,644

200	* U.S. Xpress Enterprises, Inc (Class A)	2,450

1,000	USF Corp	34,190

898	* Yellow Roadway Corp	32,481

	TOTAL TRUCKING AND WAREHOUSING	207,185

WATER TRANSPORTATION—0.24%

1,300	Alexander & Baldwin, Inc	43,797

200	* Gulfmark Offshore, Inc	2,800

600	* Kirby Corp	20,928

300	Maritrans, Inc	5,013

200	Overseas Shipholding Group, Inc	6,810

600	* Seabulk International, Inc	4,872

	TOTAL WATER TRANSPORTATION	84,220

WHOLESALE TRADE-DURABLE GOODS—2.39%

200	* 1-800 Contacts, Inc	4,200

400	* Alliance Imaging, Inc	1,480

2,400	* Anixter International, Inc	62,112

600	Applied Industrial Technologies, Inc	14,316

600	* Audiovox Corp (Class A)	7,704

800	* Boyds Collection Ltd	3,400

600	Commercial Metals Co	18,240

200	* Compucom Systems, Inc	1,048

400	* Department 56, Inc	5,240

301	* Global Imaging Systems, Inc	9,557

5,300	Handleman Co	108,809

1,100	Hughes Supply, Inc	54,582

500	* Imagistics International, Inc	18,750

6,300	* Insight Enterprises, Inc	118,440

200	* Insurance Auto Auctions, Inc	2,610

100	Lawson Products, Inc	3,318

1,700	Owens & Minor, Inc	37,247

1,900	Pep Boys-Manny Moe & Jack	43,453

1,200	Pomeroy IT Solutions, Inc	17,688

2,500	* PSS World Medical, Inc	30,175

2,500	Reliance Steel & Aluminum Co	83,025
TIAA-CREF Life Funds 2003 Annual Report     137
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Small-Cap Equity Fund - December 31, 2003

SHARES		VALUE

WHOLESALE TRADE-DURABLE GOODS—(Continued)

3,900	* Safeguard Scientifics, Inc	$15,756

1,100	* SCP Pool Corp	35,948

200	* TBC Corp	5,162

3,600	Watsco, Inc	81,828

500	* WESCO International, Inc	4,425

1,987	* Zoran Corp	34,554

	TOTAL WHOLESALE TRADE-DURABLE GOODS	823,067

WHOLESALE TRADE-NONDURABLE GOODS—1.37%

3,000	Acuity Brands, Inc	77,400

3,000	* Chiquita Brands International, Inc	67,590

400	D&K Healthcare Resources, Inc	5,424

900	DIMON, Inc	6,075

600	Getty Realty Corp	15,690

100	* Green Mountain Coffee, Inc	2,302

100	* Maui Land & Pineapple Co	3,458

1,400	* Men’s Wearhouse, Inc	35,014

400	Nash Finch Co	8,936

300	Nu Skin Enterprises, Inc (Class A)	5,127

3,096	Perrigo Co	48,669

200	* Perry Ellis International, Inc	5,156

700	* Plains Resources, Inc	11,235

1,000	Russell Corp	17,560

600	* School Specialty, Inc	20,406

400	* Smart & Final, Inc	4,032

100	Standard Commercial Corp	2,007

5,400	Stride Rite Corp	61,452

200	* Tractor Supply Co	7,778

1,500	* United Stationers, Inc	61,365

400	Valhi, Inc	5,984

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	472,660

	TOTAL COMMON STOCK

	(Cost $28,261,500)	34,321,521

	TOTAL PORTFOLIO—99.60%

	(Cost $28,261,500)	34,321,521

	OTHER ASSETS & LIABILITIES, NET—0.40%	137,090

	NET ASSETS—100.00%	$34,458,611

*	Non-income producing
b	In bankruptcy
f	Restricted securities—Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2003, the value of this security amounted to $0.00 or 0.00% of net assets.

Additional information on each restricted securities is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST

Wiltel Communications Group, Inc.	11/07/03	$0

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $28,694,527. Net unrealized appreciation of portfolio investments aggregated $5,626,994 of which $6,410,445 related to appreciated portfolio investments and $783,451 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

138    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Real Estate Securities Fund - December 31, 2003

SHARES		VALUE

PREFERRED STOCK—13.58%

HOLDING AND OTHER INVESTMENT OFFICES—13.58%

10,000	* Anthracite Capital, Inc	$273,500

7,000	* Bedford Property Investors	350,000

30,000	* Boykin Lodging Co	864,000

10,000	* Brandywine Realty Trust	250,000

12,500	* Capital Automotive REIT	315,625

10,000	* Corporate Office Properties Trust	270,000

12,500	Innkeepers USA Ser C	312,500

10,000	* iStar Financial, Inc	259,000

10,000	* Kilroy Realty Corp	255,500

10,000	* Koger Equity, Inc	270,200

12,500	* Kramont Realty Trust	312,500

10,000	* Lexington Corporate Properties Trust	267,500

10,000	* Mills Corp	276,450

5,000	* Parkway Properties, Inc (Maryland)	132,500

15,000	* SL Green Realty Corp	386,250

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,795,525

	TOTAL PREFERRED STOCK

	(Cost $4,537,500)	4,795,525

COMMON STOCK—84.35%

GENERAL BUILDING CONTRACTORS—0.58%

10,000	* WCI Communities, Inc	206,100

	TOTAL GENERAL BUILDING CONTRACTORS	206,100

HOLDING AND OTHER INVESTMENT OFFICES—79.21%

800	Acadia Realty Trust	10,000

10,000	AMB Property Corp	328,800

10,000	American Financial Realty Trust	170,500

10,000	AMLI Residential Properties Trust	268,000

20,000	Anworth Mortgage Asset Corp	278,600

20,000	Apartment Investment & Management Co (Class A)	690,000

30,000	* Ashford Hospitality Trust, Inc	281,700

12,000	AvalonBay Communities, Inc	573,600

20,000	Bimini Mortgage	300,000

10,000	Boston Properties, Inc	481,900

10,000	BRE Properties, Inc (Class A)	334,000

2,300	Chelsea Property Group, Inc	126,063

40,000	Commercial Net Lease Realty, Inc	712,000

5,000	Cousins Properties, Inc	153,000

12,400	Duke Realty Corp	384,400

3,200	Entertainment Properties Trust	111,072

40,000	Equity Office Properties Trust	1,146,000

20,000	Equity One, Inc	337,600

30,000	Equity Residential	885,300

5,400	Essex Property Trust, Inc	346,788

50,000	* Falcon Financial Investment Trust	490,000

3,000	Federal Realty Investment Trust	115,170

10,000	Fieldstone Investment Corp	165,000

6,000	* First Potomac Realty Trust	112,440

24,000	General Growth Properties, Inc	666,000

15,000	Gladstone Commercial Corp	252,750

10,000	Hanover Capital Mortgage Holdings, Inc	123,400

5,000	Health Care Property Investors, Inc	254,000

25,700	Heritage Property Investment Trust	731,165

40,000	* Highland Hospitality Corp	436,000

4,000	Home Properties, Inc	161,560

20,000	* Hospitality Properties Trust	550,000

28,300	* Host Marriott Corp	348,656

30,000	iStar Financial, Inc	1,167,000

10,000	Keystone Property Trust	220,900

7,500	Kimco Realty Corp	335,625

50,000	* La Quinta Corp	320,500

15,000	LaSalle Hotel Properties	278,250

9,000	Lexington Corporate Properties Trust	181,710

15,000	Liberty Property Trust	583,500
TIAA-CREF Life Funds 2003 Annual Report     139
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Real Estate Securities Fund - December 31, 2003

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)

25,000	Luminent Mortgage Capital, Inc	$352,500

19,800	Macerich Co	881,100

1,600	Manufactured Home Communities, Inc	60,240

15,000	MFA Mortgage Investments, Inc	146,250

1,000	Mission West Properties, Inc	12,950

5,000	One Liberty Properties, Inc	99,750

25,000	Orient-Express Hotels Ltd (Class A)	410,750

30,000	Origen Financial Company	300,000

5,000	Pennsylvania Real Estate Investment Trust	181,500

5,000	Post Properties, Inc	139,600

42,000	Prologis	1,347,780

4,800	Public Storage, Inc	208,272

8,500	* Ramco-Gershenson Properties Trust	238,425

15,000	Regency Centers Corp	597,750

20,000	Shurgard Storage Centers, Inc (Class A)	753,000

50,000	Simon Property Group, Inc	2,317,000

25,000	Spirit Financial	250,000

6,100	Sun Communities, Inc	236,070

29,300	Tanger Factory Outlet Centers, Inc	1,192,510

16,500	U.S. Restaurant Properties, Inc	281,160

9,700	United Dominion Realty Trust, Inc	186,240

26,200	Washington Real Estate Investment Trust	765,040

27,700	Weingarten Realty Investors	1,228,495

30,000	Windrose Medical Properties Trust	372,300

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	27,971,631

HOTELS AND OTHER LODGING PLACES—4.56%

10,000	Fairmont Hotels & Resorts	271,400

10,000	Hilton Hotels Corp	171,300

50,000	* Interstate Hotels & Resorts, Inc	267,500

25,000	Starwood Hotels & Resorts Worldwide, Inc	899,250

	TOTAL HOTELS AND OTHER LODGING PLACES	1,609,450

	TOTAL COMMON STOCK

	(Cost $27,270,166)	29,787,181

PRINCIPAL

SHORT TERM INVESTMENTS—1.76%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.76%
	Federal Home loan Bank (FHLB)

$620,000	1.070%, 01/02/04	619,967

	TOTAL U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES	619,967

	TOTAL SHORT TERM INVESTMENTS

	(Cost $619,976)	619,967

	TOTAL PORTFOLIO—99.69%

	(Cost $32,427,642)	35,202,673

	OTHER ASSETS & LIABILITIES, NET—0.31%	108,545

	NET ASSETS—100.00%	$35,311,218

*	Non-income producing

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $32,500,113. Net unrealized appreciation of portfolio investments aggregated $2,702,560 of which $2,869,572 related to appreciated portfolio investments and $167,012 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

140    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Fund - December 31, 2003

† As provided by Moody’s Investors Services (Unaudited)

Summary By Industry

	VALUE	%

BONDS
CORPORATE BONDS

Communications	$938,178	1.87%

Depository Institutions	307,642	0.62

General Building Contractors	97,951	0.20

General Merchandise Stores	123,198	0.25

Insurance Carriers	104,390	0.21

Motion Pictures	116,421	0.23

Nondepository Institutions	9,889,402	19.77

Other Mortgage Backed Securities	784,084	1.57

Petroleum and Coal Products	100,515	0.20

Primary Metal Industries	100,883	0.20

Security and Commodity Brokers	199,219	0.40

Transportation Equipment	331,081	0.66

TOTAL CORPORATE BONDS (Cost $13,490,416)	13,092,964	26.18

GOVERNMENT BONDS

Agency Securities	10,871,066	21.73

Mortgage Backed Securities	15,562,868	31.12

U.S. Treasury Securities	9,965,627	19.92

TOTAL GOVERNMENT BONDS

(Cost $36,438,146)	36,399,561	72.77

TOTAL BONDS

(Cost $49,928,562)	49,492,525	98.95

TOTAL PORTFOLIO

(Cost $49,928,562)	49,492,525	98.95

OTHER ASSETS & LIABILITIES, NET	525,761	1.05

NET ASSETS	$50,018,286	100.00%

PRINCIPAL		RATING†	VALUE

BONDS—98.95%

CORPORATE BONDS—26.18%

COMMUNICATIONS—1.87%

$100,000	AT&T Wireless Services, Inc (Sr Note) 8.750%, 03/01/31	Baa2	$122,520

100,000	BellSouth Corp Note 6.875%, 10/15/31	A1	110,128

100,000	British Telecommunications PLC Bond 8.625%, 12/15/30	Baa1	130,768

100,000	Comcast Corp 7.050%, 03/15/33	Baa3	108,782

100,000	Deutsche Telekom International Finance 8.7505%, 06/15/30	Baa3	127,750

100,000	Sprint Capital Corp (Guarantee Note) 8.725%, 03/15/32	Baa3	118,278

100,000	Verizon Global Funding Corp Note 7.750%, 06/15/32	A2	117,547

100,000	Vodafone Group PLC Note 6.250%, 11/30/32	A2	102,405

	TOTAL COMMUNICATIONS		938,178

DEPOSITORY INSTITUTIONS—0.62%

100,000	Bank of America Corp (Sr Note) 4.875%, 01/15/13	Aa2	99,723

100,000	Citigroup, Inc (Sub Note) 6.625%, 06/15/32	Aa2	108,447

100,000	Wells Fargo & Co (Sub Note) 5.000%, 11/15/14	Aa2	99,472

	TOTAL DEPOSITORY INSTITUTIONS		307,642

TIAA-CREF Life Funds 2003 Annual Report     141
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Fund - December 31, 2003

† As provided by Moody’s Investors Services (Unaudited)

PRINCIPAL		RATING†	VALUE

GENERAL BUILDING CONTRACTORS—0.20%

$100,000	Pulte Homes, Inc (Sr Note) 6.375%, 05/15/33	Baa3	$97,951

	TOTAL GENERAL BUILDING CONTRACTORS		97,951

GENERAL MERCHANDISE STORES—0.25%

100,000	Wal-Mart Stores, Inc Note 7.550%, 02/15/30	Aa2	123,198

	TOTAL GENERAL MERCHANDISE STORES		123,198

INSURANCE CARRIERS—0.21%

100,000	Travelers Property Casualty Corp (Sr Note) 6.375%, 03/15/33	A2	104,390

	TOTAL INSURANCE CARRIERS		104,390

MOTION PICTURES—0.23%

100,000	AOL Time Warner, Inc (Guarantee Note) 7.700%, 05/01/32	Baa1	116,421

	TOTAL MOTION PICTURES		116,421

NONDEPOSITORY INSTITUTIONS—19.77%

100,000	Household Finance Corp Note 6.375%, 11/27/12	A1	109,757

100,000	Toyota Motor Credit Corp Note 2.875%, 08/01/08	NA	97,883
	TRAINS (Secured Note)

4,460,000	5.996%, 01/25/07	A3	4,830,843

4,260,000	6.858%, 01/15/12	A3	4,850,919

	TOTAL NONDEPOSITORY INSTITUTIONS		9,889,402

OTHER MORTGAGE BACKED SECURITIES—1.57%

750,000	JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3) 5.376% 07/12/37	Aaa	784,084

	TOTAL OTHER MORTGAGE BACKED SECURITIES		784,084

PETROLEUM AND COAL PRODUCTS—0.20%

100,000	ConocoPhillips (Guarantee Note) 5.900%, 10/15/32	A3	100,515

	TOTAL PETROLEUM AND COAL PRODUCTS		100,515

PRIMARY METAL INDUSTRIES—0.20%

100,000	Precision Castparts 5.600%, 12/15/13	Baa3	100,883

	TOTAL PRIMARY METAL INDUSTRIES		100,883

SECURITY AND COMMODITY BROKERS—0.40%

100,000	Goldman Sachs Group, Inc Note 4.750%, 07/15/13	Aa3	97,285

100,000	Morgan Stanley Note 5.300%, 03/01/13	Aa3	101,934

	TOTAL SECURITY AND COMMODITY BROKERS		199,219

142    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Fund - December 31, 2003

† As provided by Moody’s Investors Services (Unaudited)

PRINCIPAL		RATING†	VALUE

TRANSPORTATION EQUIPMENT—0.66%

$100,000	Boeing Co Note 6.125%, 02/15/33	A3	$99,897

100,000	Daimler-Chrysler NA Holding (Guarantee Note) 8.500%, 01/18/31	A3	119,312

100,000	General Motors Acceptance Corp Note 8.000%, 11/01/31	A3	111,872

	TOTAL TRANSPORTATION EQUIPMENT		331,081

	TOTAL CORPORATE BONDS

	(Cost $13,490,416)		13,092,964

GOVERNMENT BONDS—72.77%

AGENCY SECURITIES—21.73%
	Federal Home Loan Mortgage Corp (FHLMC)

2,000,000	1.875%, 01/15/05	Aaa	2,009,400

2,000,000	3.670%, 02/12/08	Aaa	2,005,274

1,000,000	6.750%, 03/15/31	Aaa	1,154,580
	Federal National Mortgage Association (FNMA)

5,150,000	2.250%, 05/15/06	Aaa	5,149,022

500,000	6.250%, 02/01/11	Aa2	552,790

	TOTAL AGENCY SECURITIES		10,871,066

MORTGAGE BACKED SECURITIES—31.12%
	Federal Home Loan Mortgage Corp Gold (FGLMC)

664,213	5.000%, 05/01/18		677,474

677,648	5.000%, 06/01/18		691,177

740,250	6.000%, 04/01/33		765,302

463,110	5.500%, 06/01/33		468,942

993,691	5.000%, 07/01/33		981,362

499,439	5.000%, 11/01/33		493,242

999,061	6.000%, 11/01/33		1,032,872
	Federal National Mortgage Association (FNMA)

866,308	6.000%, 02/01/18		909,299

889,551	5.500%, 03/01/18		922,878

908,863	5.500%, 04/01/18		942,913

883,258	5.000%, 06/01/18		901,996

763,284	6.000%, 02/01/33		789,322

761,123	6.000%, 02/01/33		787,119

1,243,000	6.500%, 03/01/33		1,300,157

832,707	6.500%, 05/01/33		870,998

994,453	5.500%, 07/01/33		1,007,908

998,186	6.000%, 10/01/33		1,032,278
TIAA-CREF Life Funds 2003 Annual Report     143
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Fund - December 31, 2003

PRINCIPAL		VALUE

MORTGAGE BACKED SECURITIES—(Continued)
	Government National Mortgage Association (GNMA)

$973,151	5.500%, 07/20/33	$987,629

	TOTAL MORTGAGE BACKED SECURITIES	15,562,868

U.S. TREASURY SECURITIES—19.92%
	U.S. Treasury Bond

750,000	7.250%, 05/15/16	935,495
	U.S. Treasury Note

2,500,000	2.625%, 05/15/08	2,462,525

2,215,000	3.375%, 12/15/08	2,229,885

2,250,000	3.625%, 05/15/13	2,163,780

1,250,000	4.250%, 08/15/13	1,251,612
	U.S. Treasury Strip

1,000,000	0.000%, 05/15/16	541,570

1,000,000	0.000%, 11/15/21	380,760

	TOTAL U.S. TREASURY SECURITIES	9,965,627

	TOTAL GOVERNMENT BONDS

	(Cost $36,438,146)	36,399,561

	TOTAL BONDS

	(Cost $49,928,562)	49,492,525

	TOTAL PORTFOLIO—98.95%

	(Cost $49,928,562)	49,492,525

	OTHER ASSETS & LIABILITIES, NET—1.05%	525,761

	NET ASSETS—100.00%	$50,018,286

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $50,017,869. Net unrealized depreciation of portfolio investments aggregated $525,344, of which $118,935 related to appreciated portfolio investments and $644,279 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

Statement of Investments - Money Market Fund - December 31, 2003

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—99.98%

CERTIFICATES OF DEPOSIT—2.40%
	Bank of America

$500,000	1.100%, 03/15/04	$500,000

	TOTAL CERTIFICATES OF DEPOSIT	500,000

COMMERCIAL PAPER—63.47%
	ABN Amro Finance, Inc

600,000	1.090%, 01/26/04	599,542
	Barclays U.S. Funding Corp

300,000	1.080%, 01/20/04	299,826

400,000	1.085%, 03/09/04	399,169
	Beta Finance, Inc

800,000	c 1.120%, 03/08/04	798,332
	CC (USA), Inc

280,000	c 1.100%, 02/10/04	279,658

500,000	c 1.120%, 03/19/04	498,787
144    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Money Market Fund - December 31, 2003

PRINCIPAL		VALUE

COMMERCIAL PAPER—(Continued)
	Corporate Asset Funding Corp, Inc

$800,000	c 1.080%, 02/17/04	$798,872
	Dorada Finance, Inc

500,000	c 1.100%, 01/21/04	499,694
	Edison Asset Securitization LLC

665,000	c 1.080%, 01/09/04	664,840
	Fcar Owner Trust

800,000	1.040%, 01/13/04	799,723
	General Electric Capital Corp

600,000	1.100%, 02/05/04	599,358
	Govco, Inc

790,000	c 1.080%, 02/06/04	789,147
	GreyHawk Funding LLC

800,000	c 1.090%, 01/13/04	799,709
	IBM Capital, Inc

800,000	c 1.080%, 03/16/04	798,200
	Kitty Hawk Funding Corp

311,000	1.100%, 03/15/04	310,297
	Links Finance LLC

800,000	c 1.085%, 03/18/04	798,143
	Preferred Receivables Funding Corp

780,000	c 1.090%, 01/06/04	779,882
	Royal Bank Of Scotland plc

200,000	1.080%, 01/20/04	199,886

325,000	1.120%, 01/27/04	324,747
	Sigma Finance, Inc

800,000	c 1.110%, 01/12/04	799,729
	Societe Generale, Inc

630,000	1.080%, 02/10/04	629,244
	UBS Finance (Delaware), Inc

750,000	1.080%, 02/12/04	749,055

	TOTAL COMMERCIAL PAPER	13,215,840

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—34.11%
	Federal Farm Credit Bank (FFCB)

500,000	1.120%, 02/02/04	499,502
	Federal Home Loan Bank (FHLB)

1,005,000	1.080%, 03/17/04	1,002,709

209,000	1.250%, 07/30/04	207,469
	Federal Home Loan Mortgage Corp (FHLMC)

800,000	1.065%, 01/22/04	799,503

720,000	1.070%, 02/19/04	718,951

330,000	1.040%, 04/01/04	329,120

500,000	1.300%, 07/15/04	496,951

300,000	1.430%, 11/04/04	296,330

810,000	1.050%, 03/11/04	808,331

600,000	1.105%, 04/15/04	598,066
	Federal National Mortgage Association (FNMA)

490,000	1.060%, 02/11/04	489,406

120,000	1.050%, 03/17/04	119,734

400,000	1.040%, 03/31/04	398,960

340,000	1.120%, 04/21/04	338,820

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	7,103,852

	TOTAL SHORT TERM INVESTMENTS

	(Cost $20,819,692)	20,819,692

	TOTAL PORTFOLIO—99.98%

	(Cost $20,819,692)	20,819,692

	OTHER ASSETS & LIABILITIES, NET—0.02%	3,899

	NET ASSETS—100.00%	$20,823,591

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $20,819,692.

TIAA-CREF Life Funds 2003 Annual Report     145
SEE NOTES TO FINANCIAL STATEMENTS

Report of Management Responsibility

To the Shareholders of TIAA-CREF Life Funds:

The accompanying financial statements of the TIAA-CREF Life Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Life Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ Bertram L. Scott

President

/s/ Elizabeth A. Monrad

Executive Vice President and

Chief Financial Officer
146    2003 Annual Report TIAA-CREF Life Funds

Report of the Audit Committee

To the Shareholders of TIAA-CREF Life Funds:

The Audit Committee oversees the financial reporting process of the TIAA-CREF Life Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds, and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair

Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

2003 Annual Report TIAA-CREF Life Funds      147

Statements of Assets and Liabilities

TIAA-CREF Life Funds

December 31, 2003

Growth
Equity
Fund

ASSETS
Portfolio investments, at cost	$32,330,366
Net unrealized appreciation (depreciation) of portfolio investments	(4,138,473)
Portfolio investments, at value	28,191,893
Cash	77,509
Cash—foreign (cost of $217)	—
Receivable from securities transactions	202,869
Receivable from Fund shares sold	19,211
Dividends and interest receivable	31,381

Total assets	28,522,863

LIABILITIES
Accrued expenses	8,120
Due to custodian	—
Income distribution payable	—
Payable for securities transactions	195,467

Total liabilities	203,587

NET ASSETS	$28,319,276

NET ASSETS CONSIST OF:
Paid-in-capital	$68,412,503
Accumulated undistributed (distributions in excess of) net investment income	—
Accumulated net realized loss on total investments	(35,954,754)
Accumulated appreciation (depreciation) on total investments	(4,138,473)

NET ASSETS	$28,319,276
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,198,997

Net asset value per share	$12.88
148    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth &	International	Stock
Income	Equity	Index	Social Choice
Fund	Fund	Fund	Equity
			Fund
$41,400,748	$39,322,003	$130,444,515	$29,909,638
2,755,485	8,232,371	(11,962,263)	(3,469,317)
44,156,233	47,554,374	118,482,252	26,440,321
115,624	—	53,454	34,196
246	—	—	—
—	421,981	—	2,304
86,963	85,443	533,330	7,288
52,378	61,527	149,611	28,618
44,411,444	48,123,325	119,218,647	26,512,727
8,410	12,672	9,880	2,585
—	229,017	—	—
—	2,673	—	—
—	—	889,130	—
8,410	244,362	899,010	2,585
$44,403,034	$47,878,963	$118,319,637	$26,510,142
$63,090,317	$68,159,475	$132,194,642	$31,016,194
(2,328)	37,529	—	—
(21,440,469)	(28,553,640)	(1,912,742)	(1,036,735)
2,755,514	8,235,599	(11,962,263)	(3,469,317)
$44,403,034	$47,878,963	$118,319,637	$26,510,142
2,346,072	3,206,229	4,943,992	1,287,052
$18.93	$14.93	$23.93	$20.60
TIAA-CREF Life Funds 2003 Annual Report     149
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

TIAA-CREF Life Funds

December 31, 2003

Large-Cap
Value
Fund

ASSETS
Portfolio investments, at cost	$24,512,629
Net unrealized appreciation (depreciation) of portfolio investments	5,141,939
Portfolio investments, at value	29,654,568
Cash	—
Receivable from securities transactions	1,750,948
Receivable from Fund shares sold	29,546
Dividends and interest receivable	43,405

Total assets	31,478,467

LIABILITIES
Accrued expenses	6,037
Due to custodian	720,190
Income distribution payable	—
Payable for securities transactions	992,322

Total liabilities	1,718,549

NET ASSETS	$29,759,918

NET ASSETS CONSIST OF:
Paid-in-capital	$23,990,465
Accumulated undistributed net investment income	—
Accumulated undistributed net realized gain (loss) on total investments	627,514
Accumulated appreciation (depreciation) on total investments	5,141,939

NET ASSETS	$29,759,918
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	941,061

Net asset value per share	$31.62
150    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap	Real Estate
Equity	Securities	Bond	Money
Fund	Fund	Fund	Market
			Fund
$28,261,500	$32,427,642	$49,928,562	$20,819,692
6,060,021	2,775,031	(436,037)	—
34,321,521	35,202,673	49,492,525	20,819,692
—	2,836	270,239	16,307
3,698,316	2,070,196	—	—
53,592	63,576	6,118	5,903
31,911	153,204	253,691	730
38,105,340	37,492,485	50,022,573	20,842,632
3,124	7,863	4,287	1,037
2,051,236	—	—	—
—	—	—	18,004
1,592,369	2,173,404	—	—
3,646,729	2,181,267	4,287	19,041
$34,458,611	$35,311,218	$50,018,286	$20,823,591
$27,547,031	$30,795,697	$50,548,057	$20,823,588
—	117,870	—	—
851,559	1,622,620	(93,734)	3
6,060,021	2,775,031	(436,037)	—
$34,458,611	$35,311,218	$50,018,286	$20,823,591
1,044,811	1,177,222	2,022,166	20,823,588
$32.98	$30.00	$24.74	$1.00
TIAA-CREF Life Funds 2003 Annual Report     151
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations

TIAA-CREF Life Funds

Growth
Equity
Fund

INVESTMENT INCOME
Interest	$1,967
Dividends	389,365
Foreign taxes withheld	(407)

Total income	390,925

EXPENSES
Management fee	91,398
Trustee fees and expenses	815

Net expenses	92,213

Net Investment Income	298,712

NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS

Net realized gain (loss) on:
Portfolio investments	(3,011,676)
Foreign currency transactions	—
Net realized gain (loss) on total investments	(3,011,676)

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	12,117,483
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized appreciation (depreciation) on total investments	12,117,483
Net realized and unrealized gain on total investments	9,105,807

Net increase in net assets resulting from operations	$9,404,519
152    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2003

Growth &	International	Stock
Income	Equity	Index	Social Choice
Fund	Fund	Fund	Equity
			Fund
$12,145	$37,465	$9,506	$1,947
795,402	950,255	1,732,196	426,174
(849)	(61,858)	(75)	—
806,698	925,862	1,741,627	428,121
113,299	110,074	59,898	17,465
914	571	2,229	389
114,213	110,645	62,127	17,854
692,485	815,217	1,679,500	410,267
1,874,809	(2,915,896)	4,469,814	952,160
(2,349)	(30,950)	—	—
1,872,460	(2,946,846)	4,469,814	952,160
9,007,433	16,143,011	21,689,745	5,429,449
(10)	2,541	—	—
9,007,423	16,145,552	21,689,745	5,429,449
10,879,883	13,198,706	26,159,559	6,381,609
$11,572,368	$14,013,923	$27,839,059	$6,791,876
TIAA-CREF Life Funds 2003 Annual Report     153
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (continued)

TIAA-CREF Life Funds

Large-Cap
Value
Fund

INVESTMENT INCOME
Interest	$1,144
Dividends	574,651
Foreign taxes withheld	(29)

Total income	575,766

EXPENSES
Management fee	56,859
Trustee fees and expenses	286

Net expenses	57,145

Net investment income	518,621

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	2,339,679
Net change in unrealized appreciation (depreciation) on total investments	4,389,287
Net realized and unrealized gain (loss) on total investments	6,728,966

Net increase in net assets resulting from operations	$7,247,587
154    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

		For the Period July 8, 2003 (commencement of
For the Year Ended		operations)
December 31, 2003		to December 31, 2003

Small-Cap	Real Estate
Equity	Securities	Bond	Money
Fund	Fund	Fund	Market
			Fund
$6,146	$15,932	$834,160	$104,017
369,231	1,545,983	—	—
(112)	(774)	—	—
375,265	1,561,141	834,160	104,017
26,392	70,002	24,086	5,855
286	286	—	—
26,678	70,288	24,086	5,855
348,587	1,490,853	810,074	98,162
4,961,569	5,097,885	(46,156)	3
5,634,856	3,081,987	(436,037)	—
10,596,425	8,179,872	(482,193)	3
$10,945,012	$9,670,725	$327,881	$98,165
TIAA-CREF Life Funds 2003 Annual Report     155
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

TIAA-CREF Life Funds

	Growth Equity Fund

	For the Years Ended December 31,
	2003
		2002

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$298,712	$281,247
Net realized gain (loss) on total investments	(3,011,676)	(14,732,929)
Net change in unrealized appreciation (depreciation) on total investments	12,117,483	(2,621,841)
Net increase (decrease) from operations	9,404,519	(17,073,523)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(309,532)	(270,048)
In excess of net investment income	—	—
Total distributions	(309,532)	(270,048)

SHAREHOLDER TRANSACTIONS
Seed money redemptions	(23,872,165)	—
Subscriptions	7,834,704	7,630,220
Reinvestment of distributions	309,532	270,048
Redemptions	(5,584,522)	(2,538,510)
Net increase (decrease) from shareholder transactions	(21,312,451)	5,361,758
Net increase (decrease) in net assets	(12,217,464)	(11,981,813)

NET ASSETS
Beginning of year	40,536,740	52,518,553
End of year	$28,319,276	$40,536,740

CHANGE IN FUND SHARES
Shares outstanding, beginning of year	3,992,282	3,597,705
Seed money shares redeemed	(2,025,584)	—
Shares sold	681,988	596,359
Shares issued in reinvestment of distributions	24,069	26,685
Shares redeemed	(473,758)	(228,467)
Net increase (decrease) in shares outstanding	(1,793,285)	394,577
Shares outstanding, end of year	2,198,997	3,992,282
156    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund		International Equity Fund

For the Years Ended December 31,		For the Years Ended December 31,
2003	2002	2003	2002

$692,485	$665,099	$815,217	$580,831
1,872,460	(12,119,650)	(2,946,846)	(3,056,339)
9,007,423	(4,415,577)	16,145,552	(2,823,733)
11,572,368	(15,870,128)	14,013,923	(5,299,241)
(707,416)	(675,134)	(769,654)	(789,947)
—	—	—	(6,442)
(707,416)	(675,134)	(769,654)	(796,389)
(25,362,000)	—	(3,682,000)	—
9,070,132	8,790,097	9,822,235	6,132,071
524,163	675,134	326,567	796,389
(2,247,249)	(3,679,492)	(5,570,093)	(2,109,307)
(18,014,954)	5,785,739	896,709	4,819,153
(7,150,002)	(10,759,523)	14,140,978	(1,276,477)
51,553,036	62,312,559	33,737,985	35,014,462
$44,403,034	$51,553,036	$47,878,963	$33,737,985
3,388,289	3,073,175	3,136,806	2,718,045
(1,477,136)	—	(272,574)	—
539,500	483,960	775,118	515,573
27,763	44,446	22,260	75,344
(132,344)	(213,292)	(455,381)	(172,156)
(1,042,217)	315,114	69,423	418,761
2,346,072	3,388,289	3,206,229	3,136,806
TIAA-CREF Life Funds 2003 Annual Report     157
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Life Funds

	Stock Index Fund

	For the Years Ended December 31,
	2003	2002

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$1,679,500	$1,442,486
Net realized gain (loss) on total investments	4,469,814	(1,309,538)
Net change in unrealized appreciation (depreciation) on total investments	21,689,745	(23,026,345)
Net increase (decrease) from operations	27,839,059	(22,893,397)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,681,722)	(1,662,404)
From net realized gain on total investments	(1,857,341)	—
Total distributions	(3,539,063)	(1,662,404)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions (redemptions)	(23,530,375)	—
Subscriptions	29,275,256	25,290,068
Reinvestment of distributions	3,539,063	1,662,404
Redemptions	(4,043,776)	(8,133,758)
Net increase (decrease) from shareholder transactions	5,240,168	18,818,714
Net increase (decrease) in net assets	29,540,164	(5,737,087)

NET ASSETS
Beginning of period	88,779,473	94,516,560
End of period	$118,319,637	$88,779,473

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	4,707,430	3,865,957
Seed money shares sold (redeemed)	(1,081,660)	—
Shares sold	1,364,764	1,147,575
Shares issued in reinvestment of distributions	148,016	88,567
Shares redeemed	(194,558)	(394,669)
Net increase (decrease) in shares outstanding	236,562	841,473
Shares outstanding, end of period	4,943,992	4,707,430
158    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund
		Large-Cap Value Fund

			For the Period
		For the Year	September 4, 2002
		Ended	(commencement
For the Years Ended December 31,		December 31,	of operations) to
2003	2002	2003	December 31,
			2002
$410,267	$338,716	$518,621	$137,113
952,160	(1,768,445)	2,339,679	(884,533)
5,429,449	(4,155,500)	4,389,287	752,652
6,791,876	(5,585,229)	7,247,587	5,232
(410,397)	(354,834)	(523,580)	(130,150)
—	—	(829,302)	—
(410,397)	(354,834)	(1,352,882)	(130,150)
(7,490,000)	—	(2,487,000)	20,100,000
5,166,249	3,513,699	6,319,612	73,481
200,974	354,834	291,863	130,150
(431,630)	(578,729)	(437,475)	(500)
(2,554,407)	3,289,804	3,687,000	20,303,131
3,827,072	(2,650,259)	9,581,705	20,178,213
22,683,070	25,333,329	20,178,213	—
$26,510,142	$22,683,070	$29,759,918	$20,178,213
1,410,166	1,229,008	812,199	—
(395,517)	—	(82,749)	804,000
286,832	190,868	217,570	2,952
9,761	22,163	9,268	5,267
(24,190)	(31,873)	(15,227)	(20)
(123,114)	181,158	128,862	812,199
1,287,052	1,410,166	941,061	812,199
TIAA-CREF Life Funds 2003 Annual Report     159
SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

TIAA-CREF Life Funds

	Small-Cap Equity Fund

		For the Period
	For the Year	September 4, 2002
	Ended	(commencement
	December 31,	of operations) to
	2003	December 31, 2002

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$348,587	$107,425
Net realized gain (loss) on total investments	4,961,569	(735,216)
Net change in unrealized appreciation (depreciation) on total investments	5,634,856	425,165
Net increase (decrease) from operations	10,945,012	(202,626)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(357,681)	(100,615)
From net realized gain on total investments	(3,371.317)	—
Total distributions	(3,728,998)	(100,615)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions (redemptions)	(4,740,000)	20,100,000
Subscriptions	12,154,872	147,184
Reinvestment of distributions	1,249,000	100,615
Redemptions	(1,465,606)	(227)
Net increase from shareholder transactions	7,198,266	20,347,572
Net increase in net assets	14,414,280	20,044,331

NET ASSETS
Beginning of period	20,044,331	—
End of period	$34,458,611	$20,044,331

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	813,822	—
Seed money shares sold (redeemed)	(143,012)	804,000
Shares sold	381,305	5,757
Shares issued in reinvestment of distributions	37,418	4,074
Shares redeemed	(44,722)	(9)
Net increase in shares outstanding	230,989	813,822
Shares outstanding, end of period	1,044,811	813,822
160    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund		Bond Fund	Money Market Fund

	For the Period	For the Period	For the Period
	September 4, 2002	July 8, 2003	July 8, 2003
For the Year	(commencement of	(commencement of	(commencement
Ended	operations) to	operations) to	of operations) to
December 31, 2003	December 31, 2002	December 31, 2003	December 31, 2003

$1,490,853	$351,280	$810,074	$98,162
5,097,885	(173,897)	(46,156)	3
3,081,987	(306,956)	(436,037)	—
9,670,725	(129,573)	327,881	98,165
(1,546,269)	(254,446)	(813,522)	(98,162)
(3,181,405)	(34,374)	(47,575)	—
(4,727,674)	(288,820)	(861,097)	(98,162)
(4,000,000)	20,100,000	50,000,000	20,000,000
14,216,054	410,934	544,869	1,499,170
1,812,532	288,820	6,795	309
(1,854,447)	(187,333)	(162)	(675,891)
10,174,139	20,612,421	50,551,502	20,823,588
15,117,190	20,194,028	50,018,286	20,823,591
20,194,028	—	—	—
$35,311,218	$20,194,028	$50,018,286	$20,823,591
825,017	—	—	—
(127,246)	804,000	2,000,000	20,000,000
478,899	16,761	21,899	1,499,170
60,458	11,886	274	309
(59,906)	(7,630)	(7)	(675,891)
352,205	825,017	2,022,166	20,823,588
1,177,222	825,017	2,022,166	20,823,588
TIAA-CREF Life Funds 2003 Annual Report     161
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

TIAA-CREF Life Funds

	Growth Equity Fund

					For the Period
	For the Years Ended				March 1, 2000
	December 31,				(commencement of
					operations) to
	2003		2002	2001	December 31,
					2000(a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.15		$14.60	$18.97	$25.00

Gain (loss) from investment operations:
Net investment income	0.09	(b)	0.07 (b)	0.05	0.05
Net realized and unrealized gain (loss) on total investments	2.78		(4.45)	(4.37)	(6.03)
Total gain (loss) from investment operations	2.87		(4.38)	(4.32)	(5.98)

Less distributions from:
Net investment income	(0.14)		(0.07)	(0.05)	(0.05)
In excess of net investment income	—		—	—	—
Net realized gains	—		—	—	—
Total distributions	(0.14)		(0.07)	(0.05)	(0.05)
Net asset value, end of period	$12.88		$10.15	$14.60	$18.97

TOTAL RETURN	28.30%		(30.01)%	(22.81)%	(23.89)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,319		$40,537	$52,519	$57,369
Ratio of expenses to average net assets before expense waiver	0.25%	(c)	0.43%	0.46%	0.39%
Ratio of expenses to average net assets after expense waiver	0.25%		0.25%	0.25%	0.21%
Ratio of net investment income to average net assets	0.82%		0.61%	0.35%	0.25%
Portfolio turnover rate	77.79%		54.09%	41.77%	35.54%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

162    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund					International Equity Fund

				For the Period					For the Period
				March 1, 2000					March 1, 2000
For the Years Ended				(commencement of	For the Years Ended				(commencement of
December 31,				operations) to	December 31,				operations) to
				December 31,					December 31,
2003		2002	2001	2000(a)	2003		2002	2001	2000(a)

$15.22		$20.28	$23.57	$25.00	$10.76		$12.88	$17.14	$25.00
0.23(b	)	0.21(b )	0.20	0.19	0.26(b	)	0.20(b )	0.18	0.15
3.79		(5.07)	(3.29)	(1.33)	4.15		(2.06)	(4.26)	(7.89)
4.02		(4.86)	(3.09)	(1.14)	4.41		(1.86)	(4.08)	(7.74)
(0.31)		(0.20)	(0.20)	(0.18)	(0.24)		(0.19)	(0.18)	(0.12)
—		—	—	(0.01)	—		(0.07)	—	—
—		—	—	(0.10)	—		—	—	—
(0.31)		(0.20)	(0.20)	(0.29)	(0.24)		(0.26)	(0.18)	(0.12)
$18.93		$15.22	$20.28	$23.57	$14.93		$10.76	$12.88	$17.14
26.39%		(23.95)%	(13.13)%	(4.55)%	41.06%		(14.40)%	(23.81)%	(30.94)%
$44,403		$51,553	$62,313	$60,066	$47,879		$33,738	$35,014	$42,006
0.23%(c	)	0.41%	0.44%	0.37%	0.29%(c	)	0.49%	0.53%	0.44%
0.23%		0.23%	0.23%	0.19%	0.29%		0.29%	0.29%	0.25%
1.41%		1.18%	1.04%	0.84%	2.15%		1.68%	1.33%	0.88%
137.19%		112.35%	61.92%	20.43%	139.29%		52.82%	102.48%	79.47%
TIAA-CREF Life Funds 2003 Annual Report     163
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Life Funds

	Stock Index Fund

	For the Years Ended
	December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of period	$18.86	$24.45	$27.94	$31.11	$26.05

Gain (loss) from investment operations:
Net investment income	0.35 (b)	0.33 (b)	0.30	0.29	0.26
Net realized and unrealized gain (loss) on total investments	5.47	(5.56)	(3.50)	(2.58)	5.26
Total gain (loss) from investment operations	5.82	(5.23)	(3.20)	(2.29)	5.52

Less distributions from:
Net investment income	(0.36)	(0.36)	(0.23)	(0.29)	(0.26)
Net realized gains	(0.39)	—	(0.06)	(0.59)	(0.20)
Total distributions	(0.75)	(0.36)	(0.29)	(0.88)	(0.46)
Net asset value, end of period	$23.93	$18.86	$24.45	$27.94	$31.11

TOTAL RETURN	30.85%	(21.38)%	(11.44)%	(7.38)%	21.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$118,320	$88,779	$94,517	$89,321	$54,341
Ratio of expenses to average net assets before expense waiver	0.06% (c)	0.26%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after expense waiver	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	1.68%	1.56%	1.28%	1.14%	1.28%
Portfolio turnover rate	26.45%	8.68%	7.85%	16.48%	14.22%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Waiver was eliminated effective October 28, 2002.

164    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund					Large-Cap Value Fund

				For the Period		For the Period
For the Years				March 1, 2000		September 4, 2002
Ended December 31,				(commencement of	For the	(commencement of
				operations) to	Year Ended	operations) to
2003		2002	2001	December 31, 2000(a)	December 31, 2003	December 31, 2002(a)

$16.09		$20.61	$23.90	$25.00	$24.84	$25.00
0.29(b	)	0.26(b )	0.24	0.23	0.60(b )	0.17(b )
4.54		(4.52)	(3.28)	(0.93)	7.65	(0.17)
4.83		(4.26)	(3.04)	(0.70)	8.25	—
(0.32)		(0.26)	(0.22)	(0.23)	(0.57)	(0.16)
—		—	(0.03)	(0.17)	(0.90)	—
(0.32)		(0.26)	(0.25)	(0.40)	(1.47)	(0.16)
$20.60		$16.09	$20.61	$23.90	$31.62	$24.84
30.03%		(20.68)%	(12.72)%	(2.80)%	33.23%	0.01%
$26,510		$22,683	$25,333	$25,977	$29,760	$20,178
0.07%(c	)	0.34%	0.39%	0.33%	N/A	N/A
0.07%		0.17%	0.18%	0.15%	0.24%	0.08%
1.64%		1.43%	1.15%	0.92%	2.19%	0.69%
15.31%		27.21%	9.83%	4.94%	159.36%	94.30%
TIAA-CREF Life Funds 2003 Annual Report     165
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights (continued)

TIAA-CREF Life Funds

	Small-Cap Equity Fund

		For the Period
		September 4, 2002
	For the	(commencement of
	Year Ended	operations) to
	December 31,	December 31,
	2003	2002(a)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.63	$25.00

Gain (loss) from investment operations:
Net investment income(b)	0.39	0.13
Net realized and unrealized gain (loss) on total investments	11.71	(0.38)
Total gain (loss) from investment operations	12.10	(0.25)

Less distributions from:
Net investment income	(0.36)	(0.12)
Net realized gains	(3.39)	—
Total distributions	(3.75)	(0.12)
Net asset value, end of period	$32.98	$24.63

TOTAL RETURN	48.95%	(0.98)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$34,459	$20,044
Ratio of expenses to average net assets	0.10%	0.03%
Ratio of net investment income to average net assets	1.32%	0.55%
Portfolio turnover rate	237.48%	57.41%

(a)	The percentages shown for this period are not annualized.

(b)	Based on average shares outstanding.

(c)	Amount represents less than $0.01 per share.

166    2003 Annual Report TIAA-CREF Life Funds
SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund		Bond Fund	Money Market Fund

	For the Period	For the Period	For the Period
	September 4, 2002	July 8, 2003	July 8, 2003
For the	(commencement of	(commencement of	(commencement of
Year Ended	operations) to	operations) to	operations) to
December 31,	December 31,	December 31,	December 31,
2003	2002(a)	2003(a)	2003(a)

$24.48	$25.00	$25.00	$1.00
1.54	0.44	0.40	0.00 (c)
8.24	(0.61)	(0.24)	—
9.78	(0.17)	0.16	0.00 (c)
(1.39)	(0.31)	(0.40)	0.00 (c)
(2.87)	(0.04)	(0.02)	—
(4.26)	(0.35)	(0.42)	0.00 (c)
$30.00	$24.48	$24.74	$1.00
39.96%	(0.65)%	0.67%	0.49%
$35,311	$20,194	$50,018	$20,824
0.25%	0.08%	0.05%	0.03%
5.32%	1.80%	1.63%	0.46%
188.87%	117.16%	272.35%	n/a
TIAA-CREF Life Funds 2003 Annual Report     167
SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

TIAA-CREF Life Funds

Note 1—Significant Accounting Policies

TIAA-CREF Life Funds (the “Funds”) is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). TIAA-CREF Life Separate Accounts (the “Accounts”), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Stock Index Fund commenced operations on December 1, 1998 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. The Bond and Money Market Funds commenced operations on July 8, 2003 with a seed money investment by TIAA. At December 31, 2003, the Accounts and TIAA held the following amounts in the Funds:

	Investment in Funds Held by:

	Accounts	TIAA
Growth Equity Fund	$28,319,276	$—
Growth & Income Fund	33,157,524	11,245,510
International Equity Fund	20,493,969	27,384,994
Stock Index Fund	118,319,637	—
Social Choice Equity Fund	13,120,138	13,390,004
Large-Cap Value Fund	6,912,598	22,847,320
Small-Cap Equity Fund	12,657,909	21,800,702
Real Estate Securities Fund	14,780,596	20,530,622
Bond Fund	551,274	49,467,012
Money Market Fund	823,591	20,000,000

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

168    2003 Annual Report TIAA-CREF Life Funds

Notes to Financial Statements (continued)

Valuation of Investments. Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Transactions and Translation. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt

2003 Annual Report TIAA-CREF Life Funds      169

Notes to Financial Statements (continued)

dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts. The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Securities Purchased on a When-Issued or Delayed Delivery Basis. The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities. Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid annually for each of the Funds except for the Money Market Fund where they are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Federal Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”), and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At December 31, 2003, the following Funds had capital loss carryovers which will begin to expire in 2008 and capital

170    2003 Annual Report TIAA-CREF Life Funds

Notes to Financial Statements (continued)

and currency losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following year:

	Capital Loss	Post-October	Post-October
	Carryover	Capital Losses	Currency Losses

Growth Equity Fund	$35,242,341	$348,826	$—
Growth & Income Fund	19,225,317	956,339	2,328
International Equity Fund	28,127,621	8,638	1,362
Social Choice Equity Fund	1,029,869	—	—
Bond Fund	—	4,427	—

Note 2—Management Agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. During the year ended December 31, 2003, Advisors received the following annual percentage of each Fund’s average daily net assets:

Management Fee

Growth Equity Fund	0.25%
Growth & Income Fund	0.23%
International Equity Fund	0.29%
Stock Index Fund	0.06%
Social Choice Equity Fund	0.07%
Large-Cap Value Fund	0.24%
Small-Cap Equity Fund	0.10%
Real Estate Securities Fund	0.25%
Bond Fund	0.10%
Money Market Fund	0.06%

2003 Annual Report TIAA-CREF Life Funds      171

Notes to Financial Statements (continued)

Note 3—Investments

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the period ended December 31, 2003 were as follows:

	Non-		Non-
	Government	Government	Government	Government
	Purchases	Purchases	Sales	Sales

Growth Equity Fund	$27,802,708	$—	$48,906,029	$—
Growth & Income Fund	66,002,056	—	83,911,810	—
International Equity Fund	53,151,286	—	52,501,394	—
Stock Index Fund	29,150,025	—	26,060,288	—
Social Choice Equity Fund	3,743,717	—	6,074,332	—
Large-Cap Value Fund	40,398,070	—	37,577,661	—
Small-Cap Equity Fund	66,839,521	—	62,413,859	—
Real Estate Securities Fund	60,867,090	—	50,676,850	—
Bond Fund	67,246,435	103,522,036	54,466,170	63,873,689

Note 4—Trustee Fees

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

172    2003 Annual Report TIAA-CREF Life Funds

Notes to Financial Statements (continued)

Note 5—Distributions to Shareholders

The tax character of distributions paid to shareholders during 2003 and 2002 were as follows:

	2003			2002

		Long-Term			Long-Term
	Ordinary	Capital		Ordinary	Capital
	Income	Gain	Total	Income	Gain	Total

Growth Equity Fund	$309,532	$—	$309,532	$270,048	$—	$270,048
Growth & Income Fund	707,416	—	707,416	675,134	—	675,134
International Equity Fund	769,654	—	769,654	796,389	—	796,389
Stock Index Fund	1,928,871	1,610,192	3,539,063	1,662,404	—	1,662,404
Social Choice Equity Fund	410,397	—	410,397	354,834	—	354,834
Large-Cap Value Fund	1,243,154	109,728	1,352,882	130,150	—	130,150
Small-Cap Equity Fund	3,452,639	276,359	3,728,998	100,615	—	100,615
Real Estate Securities Fund	4,598,954	128,720	4,727,674	278,624	10,196	288,820
Bond Fund	861,097	—	861,097	—	—	—
Money Market Fund	98,162	—	98,162	—	—	—

2003 Annual Report TIAA-CREF Life Funds      173

Notes to Financial Statements (concluded)

As of December 31, 2003, the components of distributable earnings, on a tax basis, were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation
	Income	Capital Gain	(Depreciation)

Growth Equity Fund	$—	$—	$(4,502,060)
Growth & Income Fund	—	—	1,496,672
International Equity Fund	59,737	—	7,794,145
Stock Index Fund	—	—	(13,875,005)
Social Choice Equity Fund	—	—	(3,476,183)
Large-Cap Value Fund	507,471	401,142	4,860,840
Small-Cap Equity Fund	689,125	595,461	5,626,994
Real Estate Securities Fund	1,260,340	434,751	2,702,560
Bond Fund	—	—	(525,344)
Money Market Fund	3	—	—

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on certain forward foreign currency contracts and investments in passive foreign investment companies.

Note 6—Line of Credit

Each of the Funds, except the Real Estate Securities, Bond and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2003, there were no borrowings under this credit facility by the Funds.

174    2003 Annual Report TIAA-CREF Life Funds

Report of Independent Auditors

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Life Funds (comprising, respectively, the Growth Equity, Growth & Income, International Equity, Stock Index, Social Choice Equity, Large-Cap Value, Small-Cap Equity, Real Estate Securities, Bond and Money Market Funds) as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TIAA-CREF Life Funds at December 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

New York, New York

February 18, 2004
2003 Annual Report TIAA-CREF Life Funds      175

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176    2003 Annual Report TIAA-CREF Life Funds

2003 TIAA-CREF Life Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars Withheld	Percent

Willard T. Carleton	$201,673,425	95.46%	$9,583,061	4.54%
Bridget A. Macaskill	201,215,930	95.25	10,040,556	4.75

Martin J. Gruber, Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and Robert W. Vishny continued in office.

2003 Annual Report TIAA-CREF Life Funds      177

Management
Current TIAA-CREF Life Funds Board of Trustees and Executive Officers

Disinterested Trustees

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

WILLARD T. CARLETON 4915 Camino Antonio Tucson, AZ 85718-6005	69	Trustee	Indefinite term. Trustee since 2001.

MARTIN J. GRUBER New York University Stern School of Business Henry Kaufman Management Education Center 44 West 4th Street, Suite 988 New York, NY 10012	66	Chairman of the Board of Trustees	Indefinite term. Trustee since 2001.

NANCY L. JACOB Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204	61	Trustee	Indefinite term. Trustee since 2001.

BEVIS LONGSTRETH Debevoise & Plimpton 919 Third Avenue New York, NY 10022-6225	70	Trustee	Indefinite term. Trustee since 2001.

BRIDGET A. MACASKILL 160 East 81st Street New York, NY 10028	55	Trustee	Indefinite term. Trustee since 2003.
178    2003 Annual Report TIAA-CREF Life Funds

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Trustee	Held by Trustee

Donald R. Diamond Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999-2001, and Karl L. Eller Professor of Finance, University of Arizona, 1984-1999. Trustee of TIAA, 1984-2003.	53	None

Nomura Professor of Finance, New York University, Stern School of Business. Formerly, Chairman, Department of Finance, New York University, Stern School of Business, and Trustee of TIAA, 1996-2000.	53	Director, Scudder Investments (New York) Funds, Japan Equity Fund, Inc., Singapore Fund, Inc., and the Thai Capital Fund, Inc.
President and Managing Principal, Windermere Investment Associates. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., and Executive Vice President, U.S. Trust of the Pacific Northwest.	53	None

Retired Partner, Debevoise & Plimpton. Formerly, Partner and Of Counsel of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law and Commissioner of the U.S. Securities and Exchange Commission.	53	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.
Formerly, Chairman, Oppenheimer Funds, Inc., 2000-2001. Chief Executive Officer, 1995-2001; President, 1991-2000; and Chief Operating Officer, 1989-1995 of that firm.	53	Director, J Sainsbury plc and Prudential plc. International Advisory Board, British-American Business Council.
2003 Annual Report TIAA-CREF Life Funds      179

Disinterested Trustees (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

STEPHEN A. ROSS Sloan School of Management Massachusetts Institute of Technology 77 Massachusetts Avenue Cambridge, MA 02139	59	Trustee	Indefinite term. Trustee since 2001.

MACEO K. SLOAN NCM Capital Management Group, Inc. 103 West Main Street, Suite 400 Durham, NC 27701-3638	54	Trustee	Indefinite term. Trustee since 2001.

ROBERT W. VISHNY University of Chicago Graduate School of Business 1101 East 58th Street Chicago, IL 60637	44	Trustee	Indefinite term. Trustee since 2001.

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

HERBERT M. ALLISON, JR. TIAA-CREF 730 Third Avenue New York, NY 10017-3206	60	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.

GARY CHINERY TIAA-CREF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.
180    2003 Annual Report TIAA-CREF Life Funds

	Number of
	Portfolios in
	Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Trustee	Held by Trustee

Franco Modigliani Professor of Finance and Economics, Sloan School of Management, Massachusetts Institute of Technology, Co-Chairman, Roll & Ross Asset Management Corp. Formerly, Sterling Professor of Economics and Finance, Yale School of Management, Yale University.	53	Director, Freddie Mac; Co- Chairman, Roll & Ross Asset Management Corp.; and Principal, IV Capital, Ltd.

Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., and Chairman and Chief Executive Officer, NCM Capital Management Group, Inc., since 1991.	53	Director, SCANA Corporation and M&F Bancorp, Inc.
Eric J. Gleacher Distinguished Service Professor of Finance, University of Chicago, Graduate School of Business. Founding Partner, LSV Asset Management.	53	None

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Chairman, President and Chief Executive Officer of TIAA. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999.	N/A	Member of the Board of Directors of the New York Stock Exchange

Vice President of TIAA and Treasurer of TIAA and the TIAA-CREF Funds.	N/A	N/A
2003 Annual Report TIAA-CREF Life Funds      181

Executive Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

SCOTT C. EVANS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	44	Executive Vice President	Indefinite term. Executive Vice President since 1998.

I. STEVEN GOLDSTEIN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	51	Executive Vice President	Indefinite term. Executive Vice President since 2003.

E. LAVERNE JONES TIAA-CREF 730 Third Avenue New York, NY 10017-3206	54	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 2001.

SUSAN S. KOZIK TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2003.

GEORGE W. MADISON TIAA-CREF 730 Third Avenue New York, NY 10017-3206	50	Executive Vice President	Indefinite term. Executive Vice President since 2003.

ERWIN W. MARTENS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	47	Executive Vice President	Indefinite term. Executive Vice President since 2003.
182    2003 Annual Report TIAA-CREF Life Funds

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of TIAA-CREF Investment Management, LLC (“Investment Management”) and Teachers Advisors, Inc. (“Advisors”) and Director of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).	N/A	N/A

Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Funds. Formerly, Advisor for McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal, 2001-2002; and Senior Vice President and Chief Communications Officer for Insurance Information Institute, 1993-2001.	N/A	N/A
Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.	N/A	N/A
Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.	N/A	N/A
Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated.	N/A	N/A

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds. Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999-2003; and Head and Deputy Head of Global Market Risk Management, 1997-1999.	N/A	N/A
2003 Annual Report TIAA-CREF Life Funds      183

Officers (continued)

		Position(s) Held	Term of Office and
Name and Address	Age	with Fund	Length of Time Served

ELIZABETH A. MONRAD TIAA-CREF 730 Third Avenue New York, NY 10017-3206	49	Executive Vice President	Indefinite term. Executive Vice President since 2003.

FRANCES NOLAN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2001.

DERMOT J. O’BRIEN TIAA-CREF 730 Third Avenue New York, NY 10017-3206	37	Executive Vice President	Indefinite term. Executive Vice President since 2003.

BERTRAM L. SCOTT TIAA-CREF 730 Third Avenue New York, NY 10017-3206	52	Executive Vice President	Indefinite term. Executive Vice President since 2001.

JOHN A. SOMERS TIAA-CREF 730 Third Avenue New York, NY 10017-3206	59	Executive Vice President	Indefinite term. Executive Vice President since 1998.

Martin L. Leibowitz will retire as an officer of the TIAA-CREF Life Funds at the end of February, 2004, and is therefore not listed above.

The Life Funds’ Statement of Additional Information (SAI) includes additional information about the Life Funds’ directors and is available, without charge, upon request, by calling toll free 877 518-9161.

184    2003 Annual Report TIAA-CREF Life Funds

Number of
Portfolios in
Fund Complex
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Officer	Held by Officer

Executive Vice President and Chief Financial Officer of TIAA and the TIAA-CREF Funds. Formerly, Chief Financial Officer and Senior Vice President of General Re (2000-2003), Chief Financial Officer of its North American Reinsurance Operations (1997-2000) and Corporate Treasurer.	N/A	N/A

Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern Division, 1994-2000.	N/A	N/A
Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998-1999.	N/A	N/A

Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996-2000.	N/A	N/A
Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.	N/A	N/A
2003 Annual Report TIAA-CREF Life Funds      185

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Information

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 223-1200, or visit the TIAA-CREF Web Center at www.tiaa-cref.org. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

Make this your last paper annual report.	A10847
sign up for electronic delivery at TIAA-CREF.org/profile	02/04

Item 2. Code of Ethics.

     The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) had adopted a new code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

     On August 20, 2003, the Board of Trustees of the Registrant determined that Maceo K. Sloan was qualified and would serve as the audit committee financial expert on the Registrant’s audit committee. Mr. Sloan is an independent trustee – i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

Item 4. Principal Accountant Fees and Services.

     Ernst & Young performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage Ernst & Young for management advisory or consulting services.

     Audit Fees. Ernst & Young’s fees for professional services rendered for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 were $158,606 and $143,640, respectively.

     Tax Fees. Ernst & Young fees for tax services rendered to the Registrant for the fiscal year ended December 31, 2003 is expected to be $34,523, and for the fiscal year ended December 31, 2002, was $31,839.

     All Other Fees. Ernst & Young fees had no additional fees for the fiscal years ended December 31, 2003 and 2002.

     Preapproval Policy. In June of 2003, the Registrant’s audit committee (“Audit Committee”) adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

     The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statement audit for the Registrant and certain of its affiliates, including approving the terms of the engagement and (ii) preapprove the audit, audit-related and tax services to be provided by the independent auditor and the fees to be charged for provision of such services from year to year.

     Auditor Fees for Related Entities. The aggregate non-audit fees billed by Ernst & Young for services rendered to the Registrant and its adviser or affiliates of the adviser performing on-going services to the Registrant, including TIAA (Service Providers) for the years ended December 31, 2003 and 2002 were $211,523 and $196,689, respectively.

     Ernst & Young’s aggregate fees for professional services rendered in connection with the audit of financial statements for Teachers Insurance and Annuity Association of America (“TIAA”) and the College Retirement Equities Fund (“CREF”) and their affiliated entities were $3,684,508 for the year ended December 31, 2003 and $3,167,680 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for audit related-services provided to TIAA and CREF and their affiliated entities were $177,000 for the year ended December 31, 2003 and $159,000 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for tax services provided to TIAA and CREF and their affiliated entities were $229,871 for the year ended December 31, 2003 and $212,625 for the year ended December 31, 2002. Ernst & Young’s aggregate fees for all other services provided to TIAA and CREF and their affiliated entities were $0 for the year ended December 31, 2003 and $22,850 for the year ended December 31, 2002.

Item 9. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10. Exhibits.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification (EX-99.906CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: February 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: February 24, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 10. Exhibits.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification (EX-99.906CERT)